EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                           MERRILL LYNCH    MERRILL LYNCH         MFS
                                                                            BASIC VALUE         WORLD       EMERGING GROWTH
                                                                               EQUITY          STRATEGY        COMPANIES
                                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                         ----------------- --------------- ----------------
ASSETS:
Investments at value (Note 1) ..........................................   $ 124,946,475     $29,030,939     $258,814,689
Cash ...................................................................             805              --           21,831
Foreign cash ...........................................................              --          34,292               --
Receivable for securities sold .........................................              --         102,671        1,499,294
Unrealized appreciation of forward currency contracts (Note 1) .........              --          61,306               --
Short-term investments held as collateral for loaned securities ........      20,123,100       3,083,740       62,970,340
Receivable from Separate Accounts for Trust shares sold ................       1,448,521         223,739        2,869,236
Receivable for forward commitments .....................................              --              --               --
Daily variation margin receivable on futures contracts .................              --              --               --
Dividends, interest and other receivables ..............................         122,092         170,593           29,589
Deferred organizational costs (Note 1) .................................          24,155          24,155           24,155
                                                                           -------------     -----------     ------------
  Total assets .........................................................     146,665,148      32,731,435      326,229,134
                                                                           -------------     -----------     ------------
LIABILITIES:
Payable to custodian ...................................................          11,521          18,272           30,981
Payable for securities purchased .......................................         513,674         983,253        3,363,972
Unrealized depreciation of forward currency contracts (Note 1) .........              --          20,995               --
Payable for deposits received for loaned securities ....................      20,123,100       3,083,740       62,970,340
Market value of swap agreements (Note 1) ...............................              --              --               --
Interest payable on swap agreements ....................................              --              --               --
Variation margin payable on futures contracts (Note 1) .................              --              --               --
Distribution fees payable ..............................................          46,404          10,947           91,490
Investment management fees payable .....................................         111,231          46,619          218,448
Trustees' fees payable .................................................           4,267           2,264            9,183
Payable to Separate Accounts for Trust shares redeemed .................          68,872           3,981           42,020
Forward commitments at value (Note 1) ..................................              --              --               --
Daily variation margin payable on futures contracts ....................              --              --               --
Overdraft payable ......................................................              --           2,118               --
Accrued expenses (Note 1) ..............................................          80,108          32,980          164,380
                                                                           -------------     -----------     ------------
  Total liabilities ....................................................      20,959,177       4,205,169       66,890,814
                                                                           -------------     -----------     ------------
NET ASSETS .............................................................   $ 125,705,971     $28,526,266     $259,338,320
                                                                           =============     ===========     ============
Investments at cost ....................................................   $ 122,970,165     $27,266,550     $228,746,215
                                                                           =============     ===========     ============
Foreign cash at cost ...................................................              --     $    34,387               --
                                                                           =============     ===========     ============
Investments at value include repurchase agreements of ..................              --              --               --
                                                                           =============     ===========     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .......................................................   $ 118,117,343     $27,214,851     $230,283,557
 Accumulated undistributed (overdistributed) net investment income .....         594,019         230,265         (219,173)
 Accumulated undistributed (distributions in excess of) net realized
  gain (loss) ..........................................................       5,018,299        (722,009)        (794,482)
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ..........................       1,976,310       1,803,159       30,068,418
                                                                           -------------     -----------     ------------
NET ASSETS .............................................................   $ 125,705,971     $28,526,266     $259,338,320
                                                                           =============     ===========     ============
CLASS IB SHARES:
Net Assets .............................................................   $ 125,705,971     $28,526,266     $259,338,320
                                                                           =============     ===========     ============
Shares outstanding (Unlimited amount authorized: no par value) .........       9,527,575       2,543,919       17,889,192
                                                                           =============     ===========     ============
Net asset value, offering and redemption price per share (Note 1) ......   $       13.19     $     11.21     $      14.50
                                                                           =============     ===========     ============

See Notes to Financial Statements.

                                            EQ/PUTNAM          EQ/PUTNAM         EQ/PUTNAM
        MFS              EQ/PUTNAM       GROWTH & INCOME     INTERNATIONAL       INVESTORS       T. ROWE PRICE
     RESEARCH            BALANCED             VALUE              EQUITY           GROWTH         EQUITY INCOME
     PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------   ----------------   -----------------   ---------------   --------------   -----------------

  $  253,810,827       $ 52,515,477       $ 320,504,482      $103,502,691      $ 96,965,844      $ 199,205,389
         115,540             11,633                 523            41,504            30,706                406
              24                 --                  --                --                --                 --
         986,692            193,507           6,041,956         2,001,474           125,341             18,573
              --             27,661                  --            61,261                --                 --
      46,364,830          9,412,753          42,154,551         3,601,700        16,147,100         34,638,064
       2,337,897            436,861           2,930,300         1,127,642           872,700          2,114,618
              --            336,257                  --                --                --                 --
              --                 --                  --                --                --                 --
         237,559            291,831             583,248           310,472            51,353            402,502
          24,155             24,155              24,155            24,155            24,155             24,155
  --------------       ------------       -------------      ------------      ------------      -------------
     303,877,524         63,250,135         372,239,215       110,670,899       114,217,199        236,403,707
  --------------       ------------       -------------      ------------      ------------      -------------
          30,961             21,429              54,277            69,287             9,989             23,967
       1,042,235          1,292,422           7,866,346         3,060,906         2,371,736          1,595,578
              --             26,305                  --           210,429                --                 --
      46,364,830          9,412,753          42,154,551         3,601,700        16,147,100         34,638,064
              --                 --                  --                --                --                 --
              --                 --                  --                --                --                 --
              --                 --                  --                --                --                 --
          92,413             19,135             120,336            38,464            32,898             77,269
         225,831             53,693             287,593           143,064            82,286            193,328
          10,013              2,935              12,348             5,353             3,967              8,948
          25,708            147,314              34,910                --                --             31,544
              --            333,024                  --                --                --                 --
              --                 --                  --                --                --                 --
              --                 --                  --             7,291                --                 --
         176,565             46,530             223,767            86,714            66,316            156,565
  --------------       ------------       -------------      ------------      ------------      -------------
      47,968,556         11,355,540          50,754,128         7,223,208        18,714,292         36,725,263
  --------------       ------------       -------------      ------------      ------------      -------------
  $  255,908,968       $ 51,894,595       $ 321,485,087      $103,447,691      $ 95,502,907      $ 199,678,444
  ==============       ============       =============      ============      ============      =============
  $  227,225,440       $ 50,673,751       $ 309,656,871      $ 91,780,724      $ 82,129,018      $ 190,671,176
  ==============       ============       =============      ============      ============      =============
  $           25                 --                  --                --                --                 --
  ==============       ============       =============      ============      ============      =============
              --       $  3,135,000       $  15,574,000      $ 11,534,000      $  4,828,000                 --
  ==============       ============       =============      ============      ============      =============
  $  226,876,390       $ 48,377,547       $ 305,105,103      $ 91,230,852      $ 80,624,195      $ 186,803,782
         395,630            544,256           1,476,911           716,102            62,688          1,688,760
       2,051,879          1,128,207           4,055,462           (63,476)          (20,801)         2,651,458

      26,585,069          1,844,585          10,847,611        11,564,213        14,836,825          8,534,444
  --------------       ------------       -------------      ------------      ------------      -------------
  $  255,908,968       $ 51,894,595       $ 321,485,087      $103,447,691      $ 95,502,907      $ 199,678,444
  ==============       ============       =============      ============      ============      =============
  $  255,908,968       $ 51,894,595       $ 321,485,087      $103,447,691      $ 95,502,907      $ 199,678,444
  ==============       ============       =============      ============      ============      =============
      18,694,573          4,284,557          25,774,857         7,916,516         6,319,027         15,546,264
  ==============       ============       =============      ============      ============      =============
  $        13.69       $      12.11       $       12.47      $      13.07      $      15.11      $       12.84
  ==============       ============       =============      ============      ============      =============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                                                             MORGAN STANLEY
                                                                            T. ROWE PRICE   WARBURG PINCUS      EMERGING
                                                                            INTERNATIONAL    SMALL COMPANY      MARKETS
                                                                                STOCK            VALUE           EQUITY
                                                                              PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                           --------------- ---------------- ---------------
ASSETS:
Investments at value (Note 1) ............................................  $111,253,099    $ 182,701,251    $ 28,472,295
Cash .....................................................................    10,114,321              877       5,050,598
Foreign cash .............................................................            --               --         151,635
Receivable for securities sold ...........................................         8,428          793,477          19,622
Unrealized appreciation of forward currency contracts (Note 1) ...........        15,132               --         141,362
Short-term investments held as collateral for loaned securities ..........     2,102,778       17,272,300          95,420
Receivable from Separate Accounts for Trust shares sold ..................     1,001,644        1,398,763         721,996
Receivable for forward commitments .......................................            --               --              --
Daily variation margin receivable on futures contracts ...................            --               --              --
Dividends, interest and other receivables ................................       287,319           92,382         124,406
Deferred organizational costs (Note 1) ...................................        24,155           24,155          26,071
                                                                            ------------    -------------    ------------
  Total assets ...........................................................   124,806,876      202,283,205      34,803,405
                                                                            ------------    -------------    ------------
LIABILITIES:
Payable to custodian .....................................................        74,107           16,204          35,777
Payable for securities purchased .........................................     6,867,385        3,411,099         257,177
Unrealized depreciation of forward currency contracts (Note 1) ...........         2,103               --          20,899
Payable for deposits received for loaned securities ......................     2,102,778       17,272,300          95,420
Market value of swap agreement (Note 1) ..................................            --               --         128,364
Interest payable on swap agreement .......................................            --               --           3,936
Variation margin payable on futures contracts (Note 1) ...................            --               --              --
Distribution fees payable ................................................        44,520           70,599          13,407
Investment management fees payable .......................................       186,838          249,760          68,211
Trustees' fees payable ...................................................         7,785           10,476           1,610
Payable to Separate Accounts for Trust shares redeemed ...................       349,991           88,702         159,328
Forward commitments at value .............................................            --               --              --
Daily variation margin payable on futures contracts ......................            --               --              --
Overdraft payable ........................................................            --               --              --
Accrued expenses (Note 1) ................................................       118,456          163,188          36,953
                                                                            ------------    -------------    ------------
  Total liabilities ......................................................     9,753,963       21,282,328         821,082
                                                                            ------------    -------------    ------------
NET ASSETS ...............................................................  $115,052,913    $ 181,000,877    $ 33,982,323
                                                                            ============    =============    ============
Investments at cost ......................................................  $104,517,554    $ 176,034,160    $ 36,451,778
                                                                            ============    =============    ============
Foreign cash at cost .....................................................            --               --    $    160,962
                                                                            ============    =============    ============
Investments at value include repurchase agreements of ....................            --    $  17,191,000              --
                                                                            ============    =============    ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .........................................................  $109,157,685    $ 172,596,769    $ 43,964,975
 Accumulated undistributed (overdistributed) net investment income .......       641,355          251,185         172,266
 Accumulated undistributed (distributions in excess of) net realized
  gain (loss) ............................................................    (1,448,982)       1,485,832      (2,154,731)
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ............................     6,702,855        6,667,091      (8,000,187)
                                                                            ------------    -------------    ------------
NET ASSETS ...............................................................  $115,052,913    $ 181,000,877    $ 33,982,323
                                                                            ============    =============    ============
CLASS IB SHARES:
Net Assets ...............................................................  $115,052,913    $ 181,000,877    $ 33,982,323
                                                                            ============    =============    ============
Shares outstanding (Unlimited amount authorized: no par value) ...........    10,366,644       14,319,215       5,252,820
                                                                            ============    =============    ============
Net asset value, offering and redemption price per share (Note 1) ........  $      11.10    $       12.64    $       6.47
                                                                            ============    =============    ============

See Notes to Financial Statements.

                                           BT
       BT                 BT              SMALL                               LAZARD            LAZARD
   EQUITY 500       INTERNATIONAL        COMPANY             JPM             LARGE CAP         SMALL CAP
      INDEX          EQUITY INDEX         INDEX           CORE BOND            VALUE             VALUE
    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
----------------   ---------------   --------------   ----------------   ----------------   --------------
 $  81,375,070       $27,674,735      $19,877,827       $ 31,539,126       $ 29,820,236      $ 28,607,687
            --             5,468               --              1,632              4,723             3,249
            --           708,668               --                 --                 --                --
         5,584                --            4,269                 --             18,407             1,721
            --             2,626               --             29,458                 --                --
       213,144                --        1,289,180            963,280          1,867,744         1,992,400
     1,928,182           802,169               --            474,794            527,747           250,575
            --                --               --          2,160,264                 --                --
            --                --               --              5,094                 --                --
        66,376            49,686           20,775            333,234             32,554            16,634
        28,233            28,233           28,233             28,233             28,233            28,233
 -------------       -----------      -----------       ------------       ------------      ------------
    83,616,589        29,271,585       21,220,284         35,535,115         32,299,644        30,900,499
 -------------       -----------      -----------       ------------       ------------      ------------
        18,347             1,533           28,697              4,258              8,148             8,550
        72,311            38,186               --          3,187,329          2,288,281         2,005,042
            --               402               --                 --                 --                --
       213,144                --        1,289,180            963,280          1,867,744         1,992,400
            --                --               --                 --                 --                --
            --                --               --                 --                 --                --
            --                --               --                 --                 --                --
        26,020            10,350            7,345              9,688              8,395             8,732
        27,861            77,703           10,833             60,264             31,581            36,109
           797               655              435                317                203               283
            --                --               --                 --                 --                --
            --                --               --          2,158,220                 --                --
         3,924             9,467           24,256                 --                 --                --
        32,795                --            2,909                 --                 --                --
        36,106            35,199           30,628             23,927             22,384            21,709
 -------------       -----------      -----------       ------------       ------------      ------------
       431,305           173,495        1,394,283          6,407,283          4,226,736         4,072,825
 -------------       -----------      -----------       ------------       ------------      ------------
 $  83,185,284       $29,098,090      $19,826,001       $ 29,127,832       $ 28,072,908      $ 26,827,674
 =============       ===========      ===========       ============       ============      ============
 $  77,909,613       $25,347,100      $19,690,251       $ 31,430,508       $ 29,319,422      $ 29,704,193
 =============       ===========      ===========       ============       ============      ============
            --       $   707,583               --                 --                 --                --
 =============       ===========      ===========       ============       ============      ============
            --                --               --                 --                 --                --
 =============       ===========      ===========       ============       ============      ============
 $  79,549,184       $26,542,400      $19,554,811       $ 28,573,514       $ 27,392,581      $ 27,765,632
       257,064           218,313           79,073            350,881             84,698            30,798
       (74,550)          (20,379)         (80,206)            47,124             94,815           127,750
     3,453,586         2,357,756          272,323            156,313            500,814        (1,096,506)
 -------------       -----------      -----------       ------------       ------------      ------------
 $  83,185,284       $29,098,090      $19,826,001       $ 29,127,832       $ 28,072,908      $ 26,827,674
 =============       ===========      ===========       ============       ============      ============
 $  83,185,284       $29,098,090      $19,826,001       $ 29,127,832       $ 28,072,908      $ 26,827,674
 =============       ===========      ===========       ============       ============      ============
     7,252,754         2,513,612        1,897,706          2,803,825          2,497,950         2,669,741
 =============       ===========      ===========       ============       ============      ============
 $       11.47       $     11.58      $     10.45       $      10.39       $      11.24      $      10.05
 =============       ===========      ===========       ============       ============      ============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (Unaudited)

                                                                   MERRILL LYNCH     MERRILL LYNCH           MFS
                                                                    BASIC VALUE          WORLD         EMERGING GROWTH
                                                                       EQUITY           STRATEGY          COMPANIES
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                  ---------------   ---------------   ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends ...................................................     $  505,016        $  168,982        $   113,390
  Interest ....................................................        426,836           201,662            341,632
  Securities lending--Net .....................................         12,387             4,407             46,060
                                                                    ----------        ----------        -----------
   Total income ...............................................        944,239           375,051            501,082
                                                                    ----------        ----------        -----------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...................................        234,316            80,501            465,196
  Administrative fees .........................................         37,263            23,915             62,710
  Custody fees ................................................         14,479            25,010             39,226
  Distribution fees--Class IB .................................        106,507            28,750            211,453
  Printing and mailing expenses ...............................         28,172             8,427             56,636
  Professional fees ...........................................         16,200             3,592             32,229
  Interest expense on swap agreements .........................             --                --                 --
  Trustees' fees (Note 7) .....................................          3,708             1,351              7,141
  Amortization of deferred organizational expense .............          3,146             3,146              3,146
  Miscellaneous ...............................................          2,139             1,133              3,980
                                                                    ----------        ----------        -----------
   Gross expenses .............................................        445,930           175,825            881,717
                                                                    ----------        ----------        -----------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................        (83,234)          (37,253)          (161,975)
  Reimbursement from investment manager .......................             --                --                 --
                                                                    ----------        ----------        -----------
   Total waivers and reimbursements ...........................        (83,234)          (37,253)          (161,975)
                                                                    ----------        ----------        -----------
   Net expenses ...............................................        362,696           138,572            719,742
                                                                    ----------        ----------        -----------
NET INVESTMENT INCOME .........................................        581,543           236,479           (218,660)
                                                                    ----------        ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss):
  On securities ...............................................      5,041,501          (371,792)            71,420
  On swap agreements ..........................................             --                --                 --
  On options written ..........................................             --                --                 --
  On foreign currency transactions ............................             --            65,446               (896)
  On futures contracts ........................................             --                --                 --
                                                                    ----------        ----------        -----------
 Realized gain (loss)--net ....................................      5,041,501          (306,346)            70,524
                                                                    ----------        ----------        -----------
 Change in Unrealized Appreciation (Depreciation):
  On securities ...............................................      2,023,740         1,834,237         29,828,432
  On swap agreements ..........................................             --                --                 --
  On options written ..........................................             --                --                 --
  On foreign currency translations ............................             --            55,463                106
  On forward commitments ......................................             --                --                 --
  On futures contracts ........................................             --                --                 --
                                                                    ----------        ----------        -----------
 Unrealized appreciation (depreciation)--net ..................      2,023,740         1,889,700         29,828,538
                                                                    ----------        ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................      7,065,241         1,583,354         29,899,062
                                                                    ----------        ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........     $7,646,784        $1,819,833        $29,680,402
                                                                    ==========        ==========        ===========
*Foreign taxes withheld on dividends ..........................             --        $   18,874        $     1,912
                                                                    ==========        ==========        ===========
*Foreign taxes withheld on interest ...........................             --                --                 --
                                                                    ==========        ==========        ===========

See Notes to Financial Statements.

                                      EQ/PUTNAM          EQ/PUTNAM         EQ/PUTNAM
      MFS           EQ/PUTNAM      GROWTH & INCOME     INTERNATIONAL       INVESTORS      T. ROWE PRICE
    RESEARCH         BALANCED           VALUE              EQUITY           GROWTH        EQUITY INCOME
   PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
---------------   -------------   -----------------   ---------------   --------------   --------------
  $   871,981      $  260,218        $ 2,082,361        $   939,533      $   241,458       $1,951,320
      271,685         459,969            363,787            169,151           80,645          369,212
       25,232           7,266             22,984              3,830            4,557           17,435
  -----------      ----------        -----------        -----------      -----------       ----------
    1,168,898         727,453          2,469,132          1,112,514          326,660        2,337,967
  -----------      ----------        -----------        -----------      -----------       ----------
      487,331         103,243            641,629            267,637          170,703          421,000
       63,406          28,069             77,362             39,785           32,293           57,595
       38,607          28,486             64,592             88,792           14,875           25,356
      221,514          46,929            291,649             95,585           77,592          191,364
       63,020          12,934             83,045             26,687           21,685           55,205
       35,960           7,539             47,629             15,822           12,295           31,396
           --              --                 --                 --               --               --
        7,922           1,919             10,432              3,699            2,963            6,866
        3,146           3,146              3,146              3,146            3,146            3,146
        4,121           1,399              5,245              4,892            1,770            3,668
  -----------      ----------        -----------        -----------      -----------       ----------
      925,027         233,664          1,224,729            546,045          337,322          795,596
  -----------      ----------        -----------        -----------      -----------       ----------
     (171,298)        (64,148)          (232,550)           (86,668)         (72,938)        (144,388)
           --              --                 --                 --               --               --
  -----------      ----------        -----------        -----------      -----------       ----------
     (171,298)        (64,148)          (232,550)           (86,668)         (72,938)        (144,388)
  -----------      ----------        -----------        -----------      -----------       ----------
      753,729         169,516            992,179            459,377          264,384          651,208
  -----------      ----------        -----------        -----------      -----------       ----------
      415,169         557,937          1,476,953            653,137           62,276        1,686,759
  -----------      ----------        -----------        -----------      -----------       ----------
    2,919,156       1,042,877          4,468,625             73,508          209,843        2,565,296
           --              --                 --                 --               --               --
           --              30                 --                 --               --               --
       (4,053)        (21,592)                --             42,277               --           (4,963)
           --              --                 --                 --               --               --
  -----------      ----------        -----------        -----------      -----------       ----------
    2,915,103       1,021,315          4,468,625            115,785          209,843        2,560,333
  -----------      ----------        -----------        -----------      -----------       ----------
   25,009,634       1,000,590          8,032,698         11,898,514       12,298,433        3,087,768
           --              --                 --                 --               --               --
           --              --                 --                 --               --               --
           54           2,813                 --           (112,231)              --              661
           --              --                 --                 --               --               --
           --              --                 --                 --               --               --
  -----------      ----------        -----------        -----------      -----------       ----------
   25,009,688       1,003,403          8,032,698         11,786,283       12,298,433        3,088,429
  -----------      ----------        -----------        -----------      -----------       ----------
   27,924,791       2,024,718         12,501,323         11,902,068       12,508,276        5,648,762
  -----------      ----------        -----------        -----------      -----------       ----------
  $28,339,960      $2,582,655        $13,978,276        $12,555,205      $12,570,552       $7,335,521
  ===========      ==========        ===========        ===========      ===========       ==========
  $     7,297      $      117                 --        $   136,634               --       $    6,091
  ===========      ==========        ===========        ===========      ===========       ==========
           --      $      148                 --                 --               --               --
  ===========      ==========        ===========        ===========      ===========       ==========

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (Unaudited)

                                                                                                        MORGAN STANLEY
                                                                   T. ROWE PRICE     WARBURG PINCUS        EMERGING
                                                                   INTERNATIONAL      SMALL COMPANY        MARKETS
                                                                       STOCK              VALUE             EQUITY
                                                                     PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                  ---------------   ----------------   ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends ...................................................    $  1,059,252        $  584,386       $    289,115
  Interest ....................................................         155,012           414,206             95,353
  Securities lending---Net ....................................           2,642            11,437                 81
                                                                   ------------        ----------       ------------
   Total income ...............................................       1,216,906         1,010,029            384,549
                                                                   ------------        ----------       ------------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...................................         346,500           492,859            161,061
  Administrative fees .........................................          52,770            55,240             26,925
  Custody fees ................................................          73,796            18,800             74,592
  Distribution fees--Class IB .................................         115,460           189,561             35,013
  Printing and mailing expenses ...............................          32,093            55,759             10,543
  Professional fees ...........................................          19,173            26,660              6,629
  Interest expense on swap agreements .........................              --                --                 --
  Trustees' fees (Note 7) .....................................           4,366             7,215              1,349
  Amortization of deferred organizational expense .............           3,146             3,146              3,136
  Miscellaneous ...............................................           5,667             4,000              5,536
                                                                   ------------        ----------       ------------
   Gross expenses .............................................         652,971           853,240            324,784
                                                                   ------------        ----------       ------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................         (97,797)          (94,424)           (79,211)
  Reimbursement from investment manager .......................              --                --                 --
                                                                   ------------        ----------       ------------
   Total waivers and reimbursements ...........................         (97,797)          (94,424)           (79,211)
                                                                   ------------        ----------       ------------
   Net expenses ...............................................         555,174           758,816            245,573
                                                                   ------------        ----------       ------------
NET INVESTMENT INCOME .........................................         661,732           251,213            138,976
                                                                   ------------        ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss):
  On securities ...............................................      (1,182,851)        2,951,790         (1,614,444)
  On swap agreements ..........................................              --                --            (94,066)
  On options written ..........................................              --                --                 --
  On foreign currency transactions ............................         (40,792)               --            (65,599)
  On futures contracts ........................................              --                --                 --
                                                                   ------------        ----------       ------------
 Realized gain (loss)--net ....................................      (1,223,643)        2,951,790         (1,774,109)
                                                                   ------------        ----------       ------------
 Change in Unrealized Appreciation (Depreciation):
  On securities ...............................................      10,348,857         6,227,608         (5,069,360)
  On swap agreements ..........................................              --                --            (55,767)
  On options written ..........................................              --                --                 --
  On foreign currency translations ............................         (29,182)               --            108,814
  On forward commitments ......................................              --                --                 --
  On futures contracts ........................................              --                --                 --
                                                                   ------------        ----------       ------------
 Unrealized appreciation (depreciation)--net ..................      10,319,675         6,227,608         (5,016,313)
                                                                   ------------        ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................       9,096,032         9,179,398         (6,790,422)
                                                                   ------------        ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $  9,757,764        $9,430,611       $ (6,651,446)
                                                                   ============        ==========       ============
*Foreign taxes withheld on dividends ..........................    $    146,573                --       $     18,330
                                                                   ============        ==========       ============
*Foreign taxes withheld on interest ...........................              --                --                 --
                                                                   ============        ==========       ============

See Notes to Financial Statements.

                                    BT
      BT             BT           SMALL                    LAZARD        LAZARD
  EQUITY 500   INTERNATIONAL     COMPANY        JPM      LARGE CAP     SMALL CAP
    INDEX       EQUITY INDEX      INDEX      CORE BOND     VALUE         VALUE
  PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
------------- --------------- ------------- ----------- ----------- ---------------
 $  228,713     $  230,946     $   82,554    $   8,327   $  92,310   $     48,237
    123,180         67,267         36,728      397,948      41,382         57,541
         --             27            760          487         156            287
 ----------     ----------     ----------    ---------   ---------   ------------
    351,893        298,240        120,042      406,762     133,848        106,065
 ----------     ----------     ----------    ---------   ---------   ------------
     43,104         34,968         17,070       31,433      30,036         50,178
     26,555         31,341         32,255       18,854      19,197         17,351
     21,946         19,526         39,203        4,898       9,143          9,859
     43,105         24,977         17,070       17,463      13,653         15,681
      8,451          7,556          5,007        3,661       2,345          3,263
      4,963          4,442          2,944        2,153       1,380          1,919
         --             --             --           --          --             --
      1,103            990            654          469         297            419
      3,108          3,108          3,108        3,108       3,108          3,108
        480            497            296          262         185            268
 ----------     ----------     ----------    ---------   ---------   ------------
    152,815        127,405        117,607       82,301      79,344        102,046
 ----------     ----------     ----------    ---------   ---------   ------------
    (43,104)       (34,968)       (17,070)     (26,420)    (30,036)       (26,779)
    (14,882)       (12,510)       (59,568)          --        (158)            --
 ----------     ----------     ----------    ---------   ---------   ------------
    (57,986)       (47,478)       (76,638)     (26,420)    (30,194)       (26,779)
 ----------     ----------     ----------    ---------   ---------   ------------
     94,829         79,927         40,969       55,881      49,150         75,267
 ----------     ----------     ----------    ---------   ---------   ------------
    257,064        218,313         79,073      350,881      84,698         30,798
 ----------     ----------     ----------    ---------   ---------   ------------
      3,318         37,976       (103,279)      47,978      94,815        127,750
         --             --             --           --          --             --
         --             --             --           --          --             --
         --       (157,750)            --         (854)         --             --
    (77,868)        99,395         23,073           --          --             --
 ----------     ----------     ----------    ---------   ---------   ------------
    (74,550)       (20,379)       (80,206)      47,124      94,815        127,750
 ----------     ----------     ----------    ---------   ---------   ------------
  3,465,456      2,327,635        187,576      108,618     500,814     (1,096,506)
         --             --             --           --          --             --
         --             --             --           --          --             --
    (11,870)        16,038             --       28,984          --             --
         --             --             --        2,044          --             --
         --         14,083         84,747       16,667          --             --
 ----------     ----------     ----------    ---------   ---------   ------------
  3,453,586      2,357,756        272,323      156,313     500,814     (1,096,506)
 ----------     ----------     ----------    ---------   ---------   ------------
  3,379,036      2,337,377        192,117      203,437     595,629       (968,756)
 ----------     ----------     ----------    ---------   ---------   ------------
 $3,636,100     $2,555,690     $  271,190    $ 554,318   $ 680,327   $   (937,958)
 ==========     ==========     ==========    =========   =========   ============
         --             --             --           --          --             --
 ==========     ==========     ==========    =========   =========   ============
         --             --             --           --          --             --
 ==========     ==========     ==========    =========   =========   ============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MERRILL LYNCH BASIC VALUE EQUITY
                                                                                PORTFOLIO
                                                                   ------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED          MAY 1, 1997*
                                                                     JUNE 30, 1998           TO
                                                                      (UNAUDITED)    DECEMBER 31, 1997
                                                                   ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................  $     581,543      $    255,492
 Realized gain (loss)--net .......................................      5,041,501           209,710
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ................................................      2,023,740           (47,430)
                                                                    -------------      ------------
 Net increase (decrease) in net assets from operations ...........      7,646,784           417,772
                                                                    -------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income ...........................             --          (247,223)
  Dividends in excess of net investment income ...................             --                --
  Distributions from realized gains ..............................             --          (209,710)
  Distributions in excess of realized gains ......................             --           (23,202)
                                                                    -------------      ------------
 Total Class IB dividends and distributions ......................             --          (480,135)
                                                                    -------------      ------------
 Decrease in net assets from dividends and distributions .........             --          (480,135)
                                                                    -------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ....................................................     90,921,608        53,828,437
  Shares issued in reinvestment of dividends and
   distributions .................................................             --           480,135
  Shares redeemed ................................................    (22,357,465)       (4,751,165)
                                                                    -------------      ------------
 Net increase in net assets derived from share
  transactions ...................................................     68,564,143        49,557,407
                                                                    -------------      ------------
INCREASE IN NET ASSETS ...........................................     76,210,927        49,495,044
NET ASSETS, BEGINNING OF PERIOD ..................................     49,495,044                --
                                                                    -------------      ------------
NET ASSETS, END OF PERIOD ........................................  $ 125,705,971      $ 49,495,044
                                                                    =============      ============
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ......................  $     594,019      $     12,476
                                                                    =============      ============
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ....................................................      6,960,785         4,633,508
  Shares issued in reinvestment of dividends and
   distributions .................................................             --            42,265
  Shares redeemed ................................................     (1,706,815)         (402,168)
                                                                    -------------      ------------
 Net increase ....................................................      5,253,970         4,273,605
                                                                    -------------      ------------
                                                                      MERRILL LYNCH WORLD STRATEGY
                                                                               PORTFOLIO
                                                                   ----------------------------------
                                                                      SIX MONTHS
                                                                        ENDED         MAY 1, 1997*
                                                                    JUNE 30, 1998          TO
                                                                     (UNAUDITED)    DECEMBER 31, 1997
                                                                   --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................  $    236,479      $    133,437
 Realized gain (loss)--net .......................................      (306,346)         (294,596)
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ................................................     1,889,700           (86,541)
                                                                    ------------      ------------
 Net increase (decrease) in net assets from operations ...........     1,819,833          (247,700)
                                                                    ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income ...........................            --           (75,981)
  Dividends in excess of net investment income ...................            --            (6,214)
  Distributions from realized gains ..............................            --                --
  Distributions in excess of realized gains ......................            --          (187,184)
                                                                    ------------      ------------
 Total Class IB dividends and distributions ......................            --          (269,379)
                                                                    ------------      ------------
 Decrease in net assets from dividends and distributions .........            --          (269,379)
                                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ....................................................    13,687,936        24,010,398
  Shares issued in reinvestment of dividends and
   distributions .................................................            --           269,379
  Shares redeemed ................................................    (5,191,953)       (5,552,248)
                                                                    ------------      ------------
 Net increase in net assets derived from share
  transactions ...................................................     8,495,983        18,727,529
                                                                    ------------      ------------
INCREASE IN NET ASSETS ...........................................    10,315,816        18,210,450
NET ASSETS, BEGINNING OF PERIOD ..................................    18,210,450                --
                                                                    ------------      ------------
NET ASSETS, END OF PERIOD ........................................  $ 28,526,266      $ 18,210,450
                                                                    ============      ============
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ......................  $    230,265      $     (6,214)
                                                                    ============      ============
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ....................................................     1,252,941         2,241,153
  Shares issued in reinvestment of dividends and
   distributions .................................................            --            26,332
  Shares redeemed ................................................      (474,939)         (501,568)
                                                                    ------------      ------------
 Net increase ....................................................       778,002         1,765,917
                                                                    ------------      ------------

---------
*     Commencement of Operations

See Notes to Financial Statements.

    MFS EMERGING GROWTH COMPANIES
              PORTFOLIO                      MFS RESEARCH PORTFOLIO
------------------------------------- ------------------------------------
    SIX MONTHS                           SIX MONTHS
      ENDED           MAY 1, 1997*          ENDED          MAY 1, 1997*
  JUNE 30, 1998            TO           JUNE 30, 1998           TO
   (UNAUDITED)     DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
----------------- ------------------- ---------------- -------------------
 $      (218,660)    $     189,683     $     415,169      $    219,276
          70,524         1,472,642         2,915,103           104,995


      29,828,538           239,880        25,009,688         1,575,381
 ---------------     -------------     -------------      ------------
      29,680,402         1,902,205        28,339,960         1,899,652
 ---------------     -------------     -------------      ------------
              --          (191,439)               --          (225,007)
              --              (513)               --           (19,539)
              --        (1,475,542)               --          (107,634)
              --          (865,006)               --          (863,224)
 ---------------     -------------     -------------      ------------
              --        (2,532,500)               --        (1,215,404)
 ---------------     -------------     -------------      ------------
              --        (2,532,500)               --        (1,215,404)
 ---------------     -------------     -------------      ------------
     249,793,199       146,747,168       123,691,318       120,065,201

              --         2,532,500                --         1,215,404
    (121,952,524)      (46,832,130)      (12,876,774)       (5,210,389)
 ---------------     -------------     -------------      ------------

     127,840,675       102,447,538       110,814,544       116,070,216
 ---------------     -------------     -------------      ------------
     157,521,077       101,817,243       139,154,504       116,754,464
     101,817,243                --       116,754,464                --
 ---------------     -------------     -------------      ------------
 $   259,338,320     $ 101,817,243     $ 255,908,968      $116,754,464
 ===============     =============     =============      ============

 $      (219,173)    $        (513)    $     395,630      $    (19,539)
 ===============     =============     =============      ============
      18,203,550        12,281,631         9,520,957        10,512,264

              --           219,454                --           108,421
      (8,855,119)       (3,960,324)         (997,315)         (449,754)
 ---------------     -------------     -------------      ------------
       9,348,431         8,540,761         8,523,642        10,170,931
 ---------------     -------------     -------------      ------------

[TABLE RESTUBBED FROM ABOVE]

                                        EQ/PUTNAM GROWTH & INCOME VALUE
     EQ/PUTNAM BALANCED PORTFOLIO                  PORTFOLIO
 ------------------------------------ -----------------------------------
    SIX MONTHS                           SIX MONTHS
       ENDED          MAY 1, 1997*          ENDED         MAY 1, 1997*
   JUNE 30, 1998           TO           JUNE 30, 1998          TO
    (UNAUDITED)    DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
 ---------------- ------------------- ---------------- ------------------
  $      557,937     $    296,083       $  1,476,953      $    691,408
       1,021,315          281,700          4,468,625           157,072


       1,003,403          841,182          8,032,698         2,814,913
  --------------     ------------       ------------      ------------
       2,582,655        1,418,965         13,978,276         3,663,393
  --------------     ------------       ------------      ------------
              --         (279,057)                --          (695,650)
              --          (13,681)                --            (1,258)
              --         (196,041)                --          (157,079)
              --               --                 --          (413,163)
  --------------     ------------       ------------      ------------
              --         (488,779)                --        (1,267,150)
  --------------     ------------       ------------      ------------
              --         (488,779)                --        (1,267,150)
  --------------     ------------       ------------      ------------
      35,441,097       32,089,702        163,020,205       150,166,887

              --          488,779                 --         1,267,150
     (11,982,745)      (7,655,079)        (5,773,116)       (3,570,558)
  --------------     ------------       ------------      ------------

      23,458,352       24,923,402        157,247,089       147,863,479
  --------------     ------------       ------------      ------------
      26,041,007       25,853,588        171,225,365       150,259,722
      25,853,588               --        150,259,722                --
  --------------     ------------       ------------      ------------
  $   51,894,595     $ 25,853,588       $321,485,087      $150,259,722
  ==============     ============       ============      ============

  $      544,256     $    (13,681)      $  1,476,911      $        (42)
  ==============     ============       ============      ============
       3,005,962        2,939,085         13,200,793        13,247,726

              --           43,995                 --           111,940
      (1,026,804)        (677,681)          (471,649)         (313,953)
  --------------     ------------       ------------      ------------
       1,979,158        2,305,399         12,729,144        13,045,713
  --------------     ------------       ------------      ------------

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    EQ/PUTNAM INTERNATIONAL EQUITY
                                                                              PORTFOLIO
                                                                 ------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED          MAY 1, 1997*
                                                                   JUNE 30, 1998           TO
                                                                    (UNAUDITED)    DECEMBER 31, 1997
                                                                 ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .........................................   $    653,137       $   136,844
 Realized gain (loss)--net .....................................        115,785            91,742
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ..............................................     11,786,283          (222,070)
                                                                   ------------       -----------
 Net increase (decrease) in net assets from operations .........     12,555,205             6,516
                                                                   ------------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .........................             --           (99,488)
  Dividends in excess of net investment income .................             --                --
  Distributions from realized gains ............................             --           (70,340)
  Distributions in excess of realized gains ....................             --          (179,261)
                                                                   ------------       -----------
 Total Class IB dividends and distributions ....................             --          (349,089)
                                                                   ------------       -----------
 Decrease in net assets from dividends and distributions .......             --          (349,089)
                                                                   ------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ..................................................     34,298,820        58,043,736
  Shares issued in reinvestment of dividends and
   distributions ...............................................             --           349,089
  Shares redeemed ..............................................     (1,084,480)         (372,106)
                                                                   ------------       -----------
 Net increase in net assets derived from share
  transactions .................................................     33,214,340        58,020,719
                                                                   ------------       -----------
INCREASE IN NET ASSETS .........................................     45,769,545        57,678,146
NET ASSETS, BEGINNING OF PERIOD ................................     57,678,146                --
                                                                   ------------       -----------
NET ASSETS, END OF PERIOD ......................................   $103,447,691       $57,678,146
                                                                   ============       ===========
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ....................   $    716,102       $    62,965
                                                                   ============       ===========
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ..................................................      2,710,099         5,297,238
  Shares issued in reinvestment of dividends and
   distributions ...............................................             --            32,263
  Shares redeemed ..............................................        (89,602)          (33,482)
                                                                   ------------       -----------
 Net increase ..................................................      2,620,497         5,296,019
                                                                   ------------       -----------
                                                                     EQ/PUTNAM INVESTORS GROWTH
                                                                             PORTFOLIO
                                                                 ----------------------------------
                                                                    SIX MONTHS
                                                                      ENDED         MAY 1, 1997*
                                                                  JUNE 30, 1998          TO
                                                                   (UNAUDITED)    DECEMBER 31, 1997
                                                                 --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .........................................   $    62,276      $    71,785
 Realized gain (loss)--net .....................................       209,843          115,368
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ..............................................    12,298,433        2,538,392
                                                                   -----------      -----------
 Net increase (decrease) in net assets from operations .........    12,570,552        2,725,545
                                                                   -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .........................            --          (75,580)
  Dividends in excess of net investment income .................            --               --
  Distributions from realized gains ............................            --         (115,368)
  Distributions in excess of realized gains ....................            --         (230,644)
                                                                   -----------      -----------
 Total Class IB dividends and distributions ....................            --         (421,592)
                                                                   -----------      -----------
 Decrease in net assets from dividends and distributions .......            --         (421,592)
                                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ..................................................    43,671,477       37,267,750
  Shares issued in reinvestment of dividends and
   distributions ...............................................            --          421,592
  Shares redeemed ..............................................      (433,728)        (298,689)
                                                                   -----------      -----------
 Net increase in net assets derived from share
  transactions .................................................    43,237,749       37,390,653
                                                                   -----------      -----------
INCREASE IN NET ASSETS .........................................    55,808,301       39,694,606
NET ASSETS, BEGINNING OF PERIOD ................................    39,694,606               --
                                                                   -----------      -----------
NET ASSETS, END OF PERIOD ......................................   $95,502,907      $39,694,606
                                                                   ===========      ===========
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ....................   $    62,688      $       412
                                                                   ===========      ===========
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ..................................................     3,131,820        3,210,087
  Shares issued in reinvestment of dividends and
   distributions ...............................................            --           35,192
  Shares redeemed ..............................................       (32,871)         (25,201)
                                                                   -----------      -----------
 Net increase ..................................................     3,098,949        3,220,078
                                                                   -----------      -----------

---------
*     Commencement of Operations

See Notes to Financial Statements.

        T. ROWE PRICE EQUITY             T. ROWE PRICE INTERNATIONAL
          INCOME PORTFOLIO                     STOCK PORTFOLIO
------------------------------------ ------------------------------------
   SIX MONTHS                           SIX MONTHS
      ENDED          MAY 1, 1997*          ENDED          MAY 1, 1997*
  JUNE 30, 1998           TO           JUNE 30, 1998           TO
   (UNAUDITED)    DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
---------------- ------------------- ---------------- -------------------
 $   1,686,759     $      755,994     $     661,732     $      128,093
     2,560,333            350,530        (1,223,643)          (368,231)
     3,088,429          5,446,015        10,319,675         (3,616,820)
 -------------     --------------     -------------     --------------
     7,335,521          6,552,539         9,757,764         (3,856,958)
 -------------     --------------     -------------     --------------
            --           (742,913)               --                 --
            --                 --                --             (9,785)
            --           (274,692)               --                 --
            --                 --                --                 --
 -------------     --------------     -------------     --------------
            --         (1,017,605)               --             (9,785)
 -------------     --------------     -------------     --------------
            --         (1,017,605)               --             (9,785)
 -------------     --------------     -------------     --------------
   107,395,262        104,824,753        73,329,038        100,986,940
            --          1,017,605                --              9,785
   (14,999,649)       (11,529,982)      (42,605,858)       (22,558,013)
 -------------     --------------     -------------     --------------
    92,395,613         94,312,376        30,723,180         78,438,712
 -------------     --------------     -------------     --------------
    99,731,134         99,847,310        40,480,944         74,571,969
    99,947,310            100,000        74,571,969                 --
 -------------     --------------     -------------     --------------
 $ 199,678,444     $   99,947,310     $ 115,052,913     $   74,571,969
 =============     ==============     =============     ==============
 $   1,688,760     $        2,001     $     641,355     $      (20,377)
 =============     ==============     =============     ==============
     8,463,906          9,163,385         6,726,254          9,802,776
            --             85,226                --                997
    (1,190,445)          (985,808)       (3,930,922)        (2,232,461)
 -------------     --------------     -------------     --------------
     7,273,461          8,262,803         2,795,332          7,571,312
 -------------     --------------     -------------     --------------

     WARBURG PINCUS SMALL COMPANY       MORGAN STANLEY EMERGING MARKETS
           VALUE PORTFOLIO                     EQUITY PORTFOLIO
 ------------------------------------ -----------------------------------
    SIX MONTHS                           SIX MONTHS
       ENDED          MAY 1, 1997*          ENDED       AUGUST 20, 1997*
   JUNE 30, 1998           TO           JUNE 30, 1998          TO
    (UNAUDITED)    DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
 ---------------- ------------------- ---------------- ------------------
  $     251,213      $      99,305     $      138,976    $      112,895
      2,951,790           (937,026)        (1,774,109)         (403,302)
      6,227,608            439,483         (5,016,313)       (2,983,874)
  -------------      -------------     --------------    --------------
      9,430,611           (398,238)        (6,651,446)       (3,274,281)
  -------------      -------------     --------------    --------------
             --           (103,540)                --           (59,226)
             --               (204)                --                --
             --           (528,932)                --                --
             --                 --                 --                --
  -------------      -------------     --------------    --------------
             --           (632,676)                --           (59,226)
  -------------      -------------     --------------    --------------
             --           (632,676)                --           (59,226)
  -------------      -------------     --------------    --------------
     79,704,940        170,997,522         46,166,392        35,354,533
             --            632,676                 --            59,226
    (29,014,348)       (49,719,610)       (26,965,254)      (10,647,621)
  -------------      -------------     --------------    --------------
     50,690,592        121,910,588         19,201,138        24,766,138
  -------------      -------------     --------------    --------------
     60,121,203        120,879,674         12,549,692        21,432,631
    120,879,674                 --         21,432,631                --
  -------------      -------------     --------------    --------------
  $ 181,000,877      $ 120,879,674     $   33,982,323    $   21,432,631
  =============      =============     ==============    ==============
  $     251,185      $         (28)    $      172,266    $       33,290
  =============      =============     ==============    ==============
      6,491,870         14,177,457          6,087,833         3,928,086
             --             54,682                 --             7,554
     (2,377,442)        (4,027,352)        (3,528,823)       (1,241,830)
  -------------      -------------     --------------    --------------
      4,114,428         10,204,787          2,559,010         2,693,810
  -------------      -------------     --------------    --------------

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           BT EQUITY 500
                                                                          INDEX PORTFOLIO
                                                               -------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1998
                                                                 (UNAUDITED)    DECEMBER 31, 1997**
                                                               --------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .......................................  $    257,064               --
 Realized gain (loss)--net ...................................       (74,550)              --
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ............................................     3,453,586               --
                                                                ------------               --
 Net increase (decrease) in net assets from operations .......     3,636,100               --
                                                                ------------               --
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .......................            --               --
  Dividends in excess of net investment income ...............            --               --
  Distributions from realized gains ..........................            --               --
  Distributions in excess of realized gains ..................            --               --
                                                                ------------               --
 Total Class IB dividends and distributions ..................            --               --
                                                                ------------               --
 Decrease in net assets from dividends and distributions .....            --               --
                                                                ------------               --
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ................................................    80,617,733           $1,000
  Shares issued in reinvestment of dividends and
   distributions .............................................            --               --
  Shares redeemed ............................................    (1,069,549)              --
                                                                ------------           ------
 Net increase in net assets derived from share
  transactions ...............................................    79,548,184            1,000
                                                                ------------           ------
INCREASE IN NET ASSETS .......................................    83,184,284            1,000
NET ASSETS, BEGINNING OF PERIOD ..............................         1,000               --
                                                                ------------           ------
NET ASSETS, END OF PERIOD ....................................  $ 83,185,284           $1,000
                                                                ============           ======
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ..................  $    257,064               --
                                                                ============           ======
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ................................................     7,349,061              100
  Shares issued in reinvestment of dividends and
   distributions .............................................            --               --
  Shares redeemed ............................................       (96,407)              --
                                                                ------------           ------
 Net increase ................................................     7,252,654              100
                                                                ------------           ------

                                                                     BT INTERNATIONAL EQUITY
                                                                         INDEX PORTFOLIO
                                                               ------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1998
                                                                 (UNAUDITED)    DECEMBER 31, 1997**
                                                               --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .......................................  $    218,313              --
 Realized gain (loss)--net ...................................       (20,379)             --
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ............................................     2,357,756              --
                                                                ------------              --
 Net increase (decrease) in net assets from operations .......     2,555,690              --
                                                                ------------              --
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .......................            --              --
  Dividends in excess of net investment income ...............            --              --
  Distributions from realized gains ..........................            --              --
  Distributions in excess of realized gains ..................            --              --
                                                                ------------              --
 Total Class IB dividends and distributions ..................            --              --
                                                                ------------              --
 Decrease in net assets from dividends and distributions .....            --              --
                                                                ------------              --
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ................................................    27,603,710          $1,000
  Shares issued in reinvestment of dividends and
   distributions .............................................            --              --
  Shares redeemed ............................................    (1,062,310)             --
                                                                ------------          ------
 Net increase in net assets derived from share
  transactions ...............................................    26,541,400           1,000
                                                                ------------          ------
INCREASE IN NET ASSETS .......................................    29,097,090           1,000
NET ASSETS, BEGINNING OF PERIOD ..............................         1,000              --
                                                                ------------          ------
NET ASSETS, END OF PERIOD ....................................  $ 29,098,090          $1,000
                                                                ============          ======
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ..................  $    218,313              --
                                                                ============          ======
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ................................................     2,607,974             100
  Shares issued in reinvestment of dividends and
   distributions .............................................            --              --
  Shares redeemed ............................................       (94,462)             --
                                                                ------------          ------
 Net increase ................................................     2,513,512             100
                                                                ------------          ------

---------
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.

See Notes to Financial Statements.

          BT SMALL COMPANY                          JPM CORE
           INDEX PORTFOLIO                       BOND PORTFOLIO
------------------------------------- -------------------------------------
   SIX MONTHS                            SIX MONTHS
     ENDED                                 ENDED
 JUNE 30, 1998                         JUNE 30, 1998
  (UNAUDITED)    DECEMBER 31, 1997**    (UNAUDITED)    DECEMBER 31, 1997**
--------------- --------------------- --------------- ---------------------
  $    79,073               --          $   350,881               --
      (80,206)              --               47,124               --
      272,323               --              156,313               --
  -----------               --          -----------               --
      271,190               --              554,318               --
  -----------               --          -----------               --
           --               --                   --               --
           --               --                   --               --
           --               --                   --               --
           --               --                   --               --
  -----------               --          -----------               --
           --               --                   --               --
  -----------               --          -----------               --
           --               --                   --               --
  -----------               --          -----------               --
   19,985,058           $1,000           29,455,031           $1,000
           --               --                   --               --
     (431,247)              --             (882,517)              --
  -----------           ------          -----------           ------
   19,553,811            1,000           28,572,514            1,000
  -----------           ------          -----------           ------
   19,825,001            1,000           29,126,832            1,000
        1,000               --                1,000               --
  -----------           ------          -----------           ------
  $19,826,001           $1,000          $29,127,832           $1,000
  ===========           ======          ===========           ======
  $    79,073               --          $   350,881               --
  ===========           ======          ===========           ======
    1,938,457              100            2,890,133              100
           --               --                   --               --
                                                              ------
      (40,851)              --              (86,408)              --
  -----------           ------          -----------           ------
    1,897,606              100            2,803,725              100
  -----------           ------          -----------           ------

           LAZARD LARGE CAP                      LAZARD SMALL CAP
            VALUE PORTFOLIO                      VALUE PORTFOLIO
 ------------------------------------- ------------------------------------
    SIX MONTHS                            SIX MONTHS
      ENDED                                 ENDED
  JUNE 30, 1998                         JUNE 30, 1998
   (UNAUDITED)    DECEMBER 31, 1997**    (UNAUDITED)    DECEMBER 31, 1997**
 --------------- --------------------- --------------- --------------------
   $    84,698               --         $     30,798              --
        94,815               --              127,750              --
       500,814               --           (1,096,506)             --
   -----------               --         ------------              --
       680,327               --             (937,958)             --
   -----------               --         ------------              --
            --               --                   --              --
            --               --                   --              --
            --               --                   --              --
            --               --                   --              --
   -----------               --         ------------              --
            --               --                   --              --
   -----------               --         ------------              --
            --               --                   --              --
   -----------               --         ------------              --
    27,561,876           $1,000           27,890,692          $1,000
            --               --                   --              --
      (170,295)              --             (126,060)
   -----------           ------         ------------
    27,391,581            1,000           27,764,632           1,000
   -----------           ------         ------------          ------
    28,071,908            1,000           26,826,674           1,000
         1,000               --                1,000              --
   -----------           ------         ------------          ------
   $28,072,908           $1,000         $ 26,827,674          $1,000
   ===========           ======         ============          ======
   $    84,698               --         $     30,798              --
   ===========           ======         ============          ======
     2,513,051              100            2,681,806             100
            --               --                   --              --
   -----------           ------         ------------          ------
       (15,201)              --              (12,165)             --
   -----------           ------         ------------          ------
     2,497,850              100            2,669,641             100
   -----------           ------         ------------          ------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                                             NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (14.5%)
CHEMICALS (5.5%)
E.I. Du Pont de Nemours & Co.                                                25,000              $  1,865,625
Great Lakes Chemical Corp. .............................................     65,000                 2,563,437
Hercules, Inc. .........................................................     60,000                 2,467,500
                                                                                                 ------------
                                                                                                    6,896,562
                                                                                                 ------------
METALS & MINING (4.0%)
Asarco, Inc. ...........................................................     80,000                 1,780,000
Newmont Mining Corp. ...................................................     75,000                 1,771,875
Potash Corp. of Saskatchewan,
  Inc. .................................................................     20,000                 1,511,250
                                                                                                 ------------
                                                                                                    5,063,125
                                                                                                 ------------
PAPER (3.8%)
International Paper Co. ................................................     27,000                 1,161,000
Kimberly-Clark Corp. ...................................................     45,000                 2,064,375
Stone Container Corp.* .................................................    100,000                 1,562,500
                                                                                                 ------------
                                                                                                    4,787,875
                                                                                                 ------------
STEEL (1.2%)
WHX Corp.* .............................................................   120,000                  1,545,000
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           18,292,562
                                                                                                 ------------
BUSINESS SERVICES (2.0%)
PRINTING, PUBLISHING,
  BROADCASTING (2.0%)
Dow Jones & Co., Inc. ..................................................    45,000                  2,508,750
                                                                                                 ------------
CAPITAL GOODS (4.9%)
BUILDING MATERIALS & FOREST
  PRODUCTS (1.5%)
Louisiana-Pacific Corp. ................................................   100,000                  1,825,000
                                                                                                 ------------
ELECTRICAL EQUIPMENT (0.9%)
Mentor Graphics Corp.* .................................................   110,000                  1,161,875
                                                                                                 ------------
MACHINERY (2.5%)
Caterpillar, Inc. ......................................................    30,000                  1,586,250
Deere & Co. ............................................................    30,000                  1,586,250
                                                                                                 ------------
                                                                                                    3,172,500
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                            6,159,375
                                                                                                 ------------
CONSUMER CYCLICALS (9.5%)
AUTOS & TRUCKS (1.6%)
General Motors Corp. ...................................................    30,000                  2,004,375
                                                                                                 ------------
LEISURE RELATED (1.0%)
Harrah's Entertainment, Inc.* ..........................................    55,000                  1,278,750
                                                                                                 ------------
PHOTO & OPTICAL (1.8%)
Eastman Kodak Co. ......................................................    30,000                  2,191,875
                                                                                                 ------------
RETAIL--GENERAL (5.1%)
Dillards, Inc., Class A ................................................    50,000                  2,071,875
K-Mart Corp.* ..........................................................    85,000                  1,636,250
Sears Roebuck & Co. ....................................................    20,000                  1,221,250
Woolworth Corp.* .......................................................    80,000                  1,530,000
                                                                                                 ------------
                                                                                                    6,459,375
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           11,934,375
                                                                                                 ------------
CONSUMER NON-CYCLICALS (12.1%)
BEVERAGES (2.5%)
Seagram Co., Ltd. ......................................................    75,000                  3,070,313
                                                                                                 ------------

                                                                             NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                      -------------------   -------------------
DRUGS (4.4%)
Bristol-Myers Squibb Co. ...............................................    10,000               $  1,149,375
Pharmaceutical Product
  Development, Inc.* ...................................................    75,600                  1,663,200
Pharmacia & Upjohn, Inc. ...............................................    60,000                  2,767,500
                                                                                                 ------------
                                                                                                    5,580,075
                                                                                                 ------------
FOODS (2.1%)
General Mills, Inc. ....................................................    38,600                  2,639,275
                                                                                                 ------------
HOSPITAL SUPPLIES &
  SERVICES (1.4%)
Columbia HCA Healthcare Corp.                                               60,000                  1,747,500
                                                                                                 ------------
TOBACCO (1.7%)
Philip Morris Cos., Inc. ...............................................    55,000                  2,165,625
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     15,202,788
                                                                                                 ------------
CREDIT SENSITIVE (13.2%)
BANKS (4.5%)
Bankers Trust New York Corp. ...........................................    15,000                  1,740,937
Hibernia Corp., Class A ................................................    90,000                  1,816,875
National City Corp. ....................................................    30,000                  2,130,000
                                                                                                 ------------
                                                                                                    5,687,812
                                                                                                 ------------
FINANCIAL SERVICES (1.8%)
Associates First Capital Corp.,
  Class A ..............................................................    30,000                  2,306,250
                                                                                                 ------------
INSURANCE (4.1%)
Aetna, Inc. ............................................................    40,000                  3,045,000
TIG Holdings, Inc. .....................................................    90,000                  2,070,000
                                                                                                 ------------
                                                                                                    5,115,000
                                                                                                 ------------
UTILITY--ELECTRIC (1.1%)
Cinergy Corp. ..........................................................    37,500                  1,312,500
                                                                                                 ------------
UTILITY--TELEPHONE (1.7%)
AT&T Corp. .............................................................    37,000                  2,113,625
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                           16,535,187
                                                                                                 ------------
DIVERSIFIED (1.5%)
MISCELLANEOUS (1.5%)
ITT Industries, Inc. ...................................................    50,000                  1,868,750
                                                                                                 ------------
ENERGY (11.7%)
OIL--DOMESTIC (6.8%)
Atlantic Richfield Co. .................................................    22,500                  1,757,812
Royal Dutch Petroleum Co.
  (NY Shares) ..........................................................    35,000                  1,918,438
Sonat, Inc. ............................................................    60,000                  2,317,500
Unocal Corp. ...........................................................    70,000                  2,502,500
                                                                                                 ------------
                                                                                                    8,496,250
                                                                                                 ------------
OIL--INTERNATIONAL (0.9%)
Diamond Offshore Drilling, Inc. ........................................    30,000                  1,200,000
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (1.6%)
Dresser Industries, Inc. ...............................................    45,000                  1,982,813
                                                                                                 ------------
RAILROADS (2.4%)
Union Pacific Corp. ....................................................    70,000                  3,088,750
                                                                                                 ------------
  TOTAL ENERGY .........................................................                           14,767,813
                                                                                                 ------------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

                                             NUMBER            VALUE
                                            OF SHARES         (NOTE 1)
                                         --------------   ---------------
TECHNOLOGY (14.5%)
ELECTRONICS (6.6%)
3Com Corp.* ..........................        75,000       $  2,301,562
Exabyte Corp.* .......................       130,000          1,084,688
Integrated Device Technology,
  Inc.* ..............................       150,000          1,073,438
Novell, Inc.* ........................       250,000          3,187,500
Seagate Technology, Inc.* ............        30,000            714,375
                                                           ------------
                                                              8,361,563
                                                           ------------
OFFICE EQUIPMENT (5.3%)
Hewlett Packard Co. ..................        30,000          1,796,250
International Business Machines
  Corp. ..............................         8,000            918,500
Scitex Corp., Ltd.* ..................       200,000          2,612,500
Silicon Graphics, Inc.* ..............       110,000          1,333,750
                                                           ------------
                                                              6,661,000
                                                           ------------
TELECOMMUNICATIONS (2.6%)
Glenayre Technologies, Inc.* .........        80,000            860,000
Motorola, Inc. .......................        45,000          2,365,312
                                                           ------------
                                                              3,225,312
                                                           ------------
  TOTAL TECHNOLOGY ...................                       18,247,875
                                                           ------------
TOTAL COMMON STOCKS (83.9%)
  (Cost $103,541,165) ................                      105,517,475
                                                           ------------
                                           PRINCIPAL
                                            AMOUNT
                                           --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (15.5%)
Federal Home Loan Mortgage
  Corporation (Discount Note),
  7/1/98 (Amortized Cost
  $19,429,000) .......................   $19,429,000         19,429,000
                                                           ------------
TOTAL INVESTMENTS (99.4%)
  (Cost/Amortized Cost
  $122,970,165) ......................                      124,946,475
OTHER ASSETS
  LESS LIABILITIES (0.6%) ............                          759,496
                                                           ------------
NET ASSETS (100%) ....................                     $125,705,971
                                                           ============

----------
*  Non-income producing

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .......    $89,439,250
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .......     29,713,926

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  6,956,519
Aggregate gross unrealized depreciation ..........      (4,980,209)
                                                      ------------
Net unrealized appreciation ......................    $  1,976,310
                                                      ============
Federal income tax cost of investments ...........    $122,970,165
                                                      ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $19,580,785, which was secured by collateral valued at $20,123,100, of which $809,400 was in the form of U.S. Government Securities.


For the six months ended June 30, 1998 the Portfolio incurred approximately $4,804 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., and $1,676 with Merrill Lynch & Co., both affiliated broker/dealers.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                  --------------------   ------------------
COMMON STOCKS:
CANADA (1.1%)
Imax Corp.* ........................    3,300                 $   75,281
Magna International, Inc.,
  Class A ..........................    3,200                    219,600
                                                              ----------
  TOTAL CANADA .....................                             294,881
                                                              ----------
JAPAN (5.9%)
Amway Japan Ltd. ...................      700                      7,423
Bank of Tokyo-Mitsubushi Ltd. ......   21,000                    222,544
Ito-Yokado Co., Ltd. ...............    4,000                    188,429
Matsushita Electric Industries Co.     14,000                    225,220
Matsushita Electric Works Ltd. .....    4,000                     32,319
Rohm Co. ...........................    2,000                    205,598
Sanwa Bank Ltd. ....................   22,000                    196,956
Sony Corp. .........................    3,000                    258,621
Tokio Marine & Fire Insurance
  Co. ..............................   21,000                    216,029
Tokyo Electron Ltd. ................    4,000                    122,637
                                                              ----------
  TOTAL JAPAN ......................                           1,675,776
                                                              ----------
LATIN AMERICA (3.0%)
ARGENTINA (0.8%)
YPF S.A., Class D (ADR) ............    7,200                    216,450
                                                              ----------
MEXICO (2.2%)
Grupo Carso (ADR) ..................   20,900                    171,877
Panamerican Beverages, Inc.,
  Class A ..........................    7,100                    223,206
Telmex, Class L (ADR) ..............    5,100                    245,119
                                                              ----------
                                                                 640,202
                                                              ----------
  TOTAL LATIN AMERICA ..............                             856,652
                                                              ----------
OTHER EUROPEAN COUNTRIES (15.0%)
FRANCE (4.9%)
Alstom* ............................    7,900                    259,958
Elf Acquitaine S.A. ................    2,300                    323,274
STMicroelectronics N.V.
  (N.Y. Shares)* ...................    3,200                    223,600
Scor ...............................    4,900                    310,732
Thomson CSF ........................    7,000                    266,226
                                                              ----------
                                                               1,383,790
                                                              ----------
GERMANY (3.4%)
Bayerische Vereinsbank AG ..........    3,500                    297,893
Daimler-Benz AG ....................    3,200                    314,056
Mannesmann AG ......................    3,600                    365,489
                                                              ----------
                                                                 977,438
                                                              ----------
IRELAND (0.2%)
Bank of Ireland ....................    2,800                     57,422
                                                              ----------
ITALY (1.6%)
Arnoldo Mondadori Editore ..........   23,100                    273,011
Danieli & Co. ......................   41,100                    190,830
                                                              ----------
                                                                 463,841
                                                              ----------
NETHERLANDS (1.0%)
Royal Dutch Petroleum Co.
  (NY Shares) ......................    5,300                    290,506
                                                              ----------
SPAIN (2.1%)
Dinamia Capital Privado* ...........    7,400                    127,877
Metrovacesa S.A. ...................    3,600                    105,876


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                  --------------------   ------------------
Metrovacesa S.A.
  (Bonus Shares)* ..................      180                 $      254
Repsol S.A. (ADR) ..................    4,500                    247,500
Uralita S.A. .......................    8,200                    116,837
                                                              ----------
                                                                 598,344
                                                              ----------
SWITZERLAND (1.8%)
Schindler Holding AG ...............      140                    213,367
UBS AG (Registered) ................      680                    253,031
Valora Holding AG ..................      200                     52,781
                                                              ----------
                                                                 519,179
                                                              ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                           4,290,520
                                                              ----------
SCANDINAVIA (9.2%)
FINLAND (3.7%)
Amer-Yhtymae OYJ, Class A* .........    8,700                    168,206
Finnlines OYJ ......................    4,000                    248,060
Orion-Yhtymae OYJ, Class B .........    4,620                    142,412
Sampo Insurance Co., plc,
  Class A ..........................    3,000                    142,269
Sponda OYJ* ........................   15,210                    106,809
Upm-Kymmene OYJ ....................    9,300                    256,140
                                                              ----------
                                                               1,063,896
                                                              ----------
NORWAY (0.1%)
Color Line ASA* ....................   11,200                     35,068
                                                              ----------
SWEDEN (5.4%)
Autoliv, Inc. ......................    5,200                    166,228
Bure Investment AB .................    8,000                    127,366
Castellum AB .......................    9,200                    108,412
Custos AB, Class A .................    3,000                     76,345
Custos AB, Class B .................    3,000                     75,592
ForeningsSparbanken AB .............    7,000                    210,605
Haldex AB ..........................    5,800                    104,701
Nordbanken Holding AB ..............   34,200                    250,809
Perstorp AB, Class B ...............   11,200                    209,201
Spectra-Physics AB, Class A ........    5,300                     84,712
Tornet Fastighets AB ...............    7,000                    112,323
                                                              ----------
                                                               1,526,294
                                                              ----------
  TOTAL SCANDINAVIA ................                           2,625,258
                                                              ----------
SOUTHEAST ASIA (0.8%)
INDONESIA (0.5%)
Indostat (ADR) .....................   13,300                    147,963
                                                              ----------
SINGAPORE (0.3%)
Oversea-Chinese Banking Corp.,
  Ltd. (Foreign) ...................   20,000                     68,067
                                                              ----------
  TOTAL SOUTHEAST ASIA .............                             216,030
                                                              ----------
UNITED KINGDOM (4.4%)
British Aerospace plc ..............   30,000                    229,960
Devro plc ..........................   13,200                    110,661
Diageo plc .........................   20,272                    240,366
Imperial Chemical Industries plc       13,500                    216,884
LucasVarity plc ....................   53,100                    211,052
Thomson Travel Group plc* ..........   81,000                    252,956
                                                              ----------
  TOTAL UNITED KINGDOM .............                           1,261,879
                                                              ----------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

                                          NUMBER                   VALUE
                                         OF SHARES               (NOTE 1)
                                     --------------------   ------------------
UNITED STATES (29.6%)
Allmerica Financial Corp. .............    3,000                 $  195,000
Avis Rent A Car, Inc.* ................    3,700                     91,575
BMC Software, Inc.* ...................    3,720                    193,207
Bank of New York Co., Inc. ............    4,150                    251,853
BankAmerica Corp. .....................    1,400                    121,012
Beckman Coulter, Inc. .................    1,700                     99,025
Black & Decker Corp. ..................    2,820                    172,020
Bristol-Myers Squibb Co. ..............    1,500                    172,406
Burlington Northern Santa Fe
  Corp. ...............................    1,220                    119,789
Capstar Broadcasting Corp.,
  Class A* ............................    6,100                    153,262
Carnival Corp., Class A ...............    4,800                    190,200
Chancellor Media Corp.* ...............    2,010                     99,809
Cisco Systems, Inc.* ..................    2,130                    196,093
Columbia HCA Healthcare Corp.              3,200                     93,200
Compaq Computer Corp. .................    4,700                    133,362
Computer Associates
  International, Inc. .................    1,990                    110,569
Dial Corp. ............................    6,130                    158,997
El Paso Natural Gas Co. ...............    5,100                    195,075
Enron Corp. ...........................    2,250                    121,641
Federal-Mogul Corp. ...................    2,700                    182,250
First Union Corp. .....................    2,950                    171,837
Gartner Group, Inc., Class A* .........    3,025                    105,875
GenCorp, Inc. .........................    3,200                     80,800
General Electric Co. ..................    1,300                    118,300
Gillette Co. ..........................    1,800                    102,037
Great Lakes Chemical Corp. ............    4,000                    157,750
Healthsouth Corp.* ....................    6,200                    165,462
Heller Financial, Inc.* ...............    4,000                    120,000
Hertz Corp., Class A ..................    2,500                    110,781
Ingersol-Rand Co. .....................    3,450                    152,016
Intel Corp. ...........................    1,500                    111,188
International Business Machines
  Corp. ...............................      850                     97,591
Keebler Foods Co.* ....................    2,800                     77,000
Lowe's Cos., Inc. .....................    3,500                    141,969
Makino Milling Machine Co.,
  Ltd. ................................   34,000                    239,634
Orbital Sciences Corp.* ...............      750                     28,031
Owens Illinois, Inc.* .................    3,200                    143,200
Premier Parks, Inc.* ..................    4,050                    269,831
Providian Financial Corp. .............    1,750                    137,484
Rite Aid Corp. ........................    4,750                    178,422
Royal Caribbean Cruises Ltd. ..........    1,600                    127,200
Safeway, Inc.* ........................    4,000                    162,750
Schlumberger Ltd. .....................    1,240                     84,708
Seagram Co., Ltd. .....................    2,500                    102,344
Sears Roebuck & Co. ...................    2,750                    167,922
SmarTalk Teleservices, Inc.* ..........    1,800                     26,213
Starwood Hotels & Resorts .............    1,720                     83,098
Tele-Communications TCI
  Ventures Group, Class A* ............    7,010                    140,638
Telecommunications, Inc.,
  Class A* ............................    2,770                    106,472
Texas Instruments, Inc. ...............    1,700                     99,131
Travelers Group, Inc. .................    3,100                    187,938

                                                 NUMBER                 VALUE
                                                OF SHARES             (NOTE 1)
                                          --------------------   ------------------
Tyco International Ltd. ...............          2,100           $  132,300
U.S. Airways Group, Inc.* .............          2,200              174,350
U.S.A. Waste Services, Inc.* ..........          3,680              181,700
Unocal Corp. ..........................          3,730              133,348
Unum Corp. ............................          1,425               79,088
Wal-Mart Stores, Inc. .................          3,400              206,550
Warner Lambert Co. ....................          2,700              187,313
World Color Press, Inc.* ..............          4,000              140,000
Worldcom, Inc.* .......................          3,700              179,219
                                                                 ----------
  TOTAL UNITED STATES .................                           8,461,835
                                                                 ----------
TOTAL COMMON STOCKS (69.0%)
  (Cost $18,218,311) ..................                          19,682,831
                                                                 ----------
PREFERRED STOCKS:
OTHER EUROPEAN COUNTRIES (1.1%)
GERMANY (1.1%)
Henkel KGaA (Cost $192,980) ...........          3,200              318,492
                                                                 ----------

                                    PRINCIPAL
                                      AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
OTHER EUROPEAN COUNTRIES (4.7%)
GERMANY (4.7%)
Republic of Germany
 Series 86
  6.00%, 6/20/16      DEM 375,000                  230,156
 Series 95
  6.50%, 10/14/05 ..............     175,000       107,794
 Series 97
  6.00%, 7/4/07 ................   1,285,000       775,418
 Series 98
  5.63%, 1/4/28 ................     370,000       213,635
                                                   -------
  TOTAL OTHER EUROPEAN
     COUNTRIES .................                 1,327,003
                                                 ---------
SCANDINAVIA (3.3%)
SWEDEN (3.3%)
Kingdom of Sweden
 Series 1037
  8.00%, 8/15/07      SEK 2,900,000                444,318
 Series 1039
  5.50%, 4/12/02 ...............   3,800,000       492,744
                                                 ---------
  TOTAL SCANDINAVIA ............                   937,062
                                                 ---------
UNITED KINGDOM (2.9%)
United Kingdom Treasury Bill
 8.00%, 12/7/00      GBP   90,000                  154,031
United Kingdom Treasury Note
  7.25%, 12/7/07 ...............     360,000       662,239
                                                 ---------
  TOTAL UNITED KINGDOM .........                   816,270
                                                 ---------
UNITED STATES (12.4%)
U.S. Treasury Note
  6.00%, 8/15/99                  $  950,000       954,751
  6.50%, 5/31/02                   1,070,000     1,105,779
  6.63%, 5/15/07 ...............     360,000       387,000
  6.63%, 2/15/27 ...............     975,000     1,101,751
                                                 ---------
  TOTAL UNITED STATES ..........                 3,549,281
                                                 ---------
TOTAL LONG-TERM DEBT SECURITIES (23.3%)
 (Cost $6,455,259) .............                 6,629,616
                                                 ---------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                          PRINCIPAL          VALUE
                                            AMOUNT         (NOTE 1)
                                        -------------   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.4%)
Federal Home Loan Mortgage
  Corporation (Discount Note),
  7/1/98 (Amortized Cost
  $2,400,000) .......................   $2,400,000       $ 2,400,000
                                                         -----------
TOTAL INVESTMENTS (101.8%)
  (Cost/Amortized Cost
  $27,266,550) ......................                     29,030,939
OTHER ASSETS
  LESS LIABILITIES (--1.8%) .........                       (504,673)
                                                         -----------
NET ASSETS (100%) ...................                    $28,526,266
                                                         ===========

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION (Unaudited)

As a Percentage of Total Equity Investments



Basic Materials .................     5.8%
Business Services ...............     6.0
Capital Goods ...................    12.5
Consumer Cyclicals ..............    18.5
Consumer Non-Cyclicals ..........    10.9
Credit Sensitive ................    24.4
Diversified .....................     3.1
Energy ..........................     7.1
Technology ......................    11.7
                                    -----
                                    100.0%
                                    =====

---------------------
*     Non-income producing
      Glossary:
      ADR--American Depositary Receipt
      GBP--British Pound
      DEM--German Mark
      SEK--Swedish Krona

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                     LOCAL
                                                   CONTRACT       COST ON          U.S.$         UNREALIZED
                                                    AMOUNT      ORIGINATION       CURRENT      APPRECIATION/
                                                    (000'S)         DATE           VALUE       (DEPRECIATION)
                                                  ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 7/27/98 ...........        320      $  197,472      $  198,483       $   1,011
British Pound, expiring 7/7/98 ................         35          58,376          58,418              42
Finnish Markka, expiring 7/1/98 ...............        891         162,380         162,519             139
French Franc, expiring 7/16/98 ................        300          50,353          49,658            (695)
German Mark, expiring 7/1/98 ..................         73          40,570          40,689             119
Japanese Yen, expiring 7/3/98 .................      7,695          55,646          55,514            (132)
Swedish Krona, expiring 7/1/98-7/2/98 .........        654          82,136          82,045             (91)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, expiring 7/27/98 ...........        320         201,662         198,483           3,179
British Pound, expiring 7/22/98 ...............        930       1,548,915       1,551,189          (2,274)
Canadian Dollar, expiring 7/23/98 .............        675         459,346         458,950             396
Finnish Markka, expiring 9/18/98 ..............      4,500         828,195         824,375           3,820
French Franc, expiring 7/16/98 ................      6,700       1,115,571       1,109,020           6,551
German Mark, expiring 7/16/98 .................      3,900       2,177,578       2,164,659          12,919
Italian Lira, expiring 8/24/98 ................    770,000         435,792         433,734           2,058
Japanese Yen, expiring 7/1/98-9/22/98 .........    235,196       1,728,710       1,717,415          11,295
Norwegian Krone, expiring 7/1/98 ..............        377          49,002          49,213            (211)
Spanish Peseta, expiring 8/24/98 ..............     70,000         459,701         457,380           2,321
Swedish Krona, expiring 9/18/98 ...............     16,200       2,021,005       2,037,549         (16,544)
Swiss Franc, expiring 7/16/98 .................      1,000         677,263         660,855          16,408
                                                                                                 ---------
                                                                                                 $  40,311
                                                                                                 =========

Investment security transactions for the six months ended
June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $17,055,113
U.S. Government securities .............................      2,450,367
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      8,301,445
U.S. Government securities .............................      1,224,586

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 2,460,724
Aggregate gross unrealized depreciation ..........        (696,335)
                                                       -----------
Net unrealized appreciation ......................     $ 1,764,389
                                                       ===========
Federal income tax cost of investments ...........     $27,266,550
                                                       ===========

At June 30, 1998 the Portfolio had loaned securities with a total value of $3,002,462, which was secured by collateral valued at $3,083,740, of which $904,720 was in the form of U.S. Government Securities.


For the six months ended June 30, 1998 the Portfolio incurred approximately $563 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., and $2,361 with Merrill Lynch & Co., Inc., both affiliated broker/dealers.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS (0.0%)
Waters Corp.* ........................        400              $     23,575
                                                               ------------
BUSINESS SERVICES (20.7%)
ENVIRONMENTAL CONTROL (0.2%)
American Disposal Services,
  Inc.* ..............................        600                    28,125
U.S.A. Waste Services, Inc.* .........     12,100                   597,437
                                                               ------------
                                                                    625,562
                                                               ------------
PRINTING, PUBLISHING,
  BROADCASTING (7.5%)
American Tower Corp., Class A*             26,100                   650,869
CBS Corp. ............................     51,500                 1,635,125
Clear Channel Communications,
  Inc.* ..............................     20,350                 2,220,694
Cox Radio Inc., Class A* .............     14,400                   622,800
Hearst-Argyle Television, Inc.* ......      4,500                   180,000
Heftel Broadcasting Corp.,
  Class A* ...........................      8,000                   358,000
Intermedia Communications of
  Florida, Inc.* .....................     86,400                 3,623,400
Jacor Communications, Inc.* ..........     31,500                 1,858,500
Learning Tree International,
  Inc.* ..............................     39,700                   798,963
Siebel Systems, Inc.* ................      8,200                   264,450
Time Warner, Inc. ....................     31,500                 2,691,281
Univision Communications, Inc.,
  Class A* ...........................     15,700                   584,825
Viacom, Inc., Class B* ...............     64,900                 3,780,425
Workflow Management, Inc.* ...........      8,165                    65,830
                                                               ------------
                                                                 19,335,162
                                                               ------------
PROFESSIONAL SERVICES (12.9%)
Accustaff, Inc.* .....................   106,100                  3,315,625
Aztec Technology Partners, Inc.*               1                          8
BISYS Group, Inc.* ...................    12,800                    524,800
Cendant Corp.* .......................   516,552                 10,783,023
Central Parking Corp. ................     1,700                     79,050
Coach USA, Inc.* .....................     9,600                    438,000
Computer Learning Centers,
  Inc.* ..............................    15,700                    390,537
Compuware Corp.* .....................   179,600                  9,182,050
DA Consulting Group, Inc.* ...........     1,800                     25,875
Interim Services, Inc.* ..............       800                     25,700
Metamor Worldwide, Inc.* .............     7,800                    274,462
NOVA Corp.* ..........................     7,200                    257,400
Orthodontic Centers of America,
  Inc.* ..............................    22,100                    462,719
Pacificare Health Systems, Inc.,
  Class B* ...........................    14,700                  1,299,113
Policy Management Systems
  Corp.* .............................    68,840                  2,701,970
Professional Detailing, Inc.* ........       600                     14,925
Renaissance Worldwide, Inc.* .........    37,500                    815,625
SEMA Group plc .......................   104,720                  1,232,926
Taylor Nelson Sofres plc .............   182,400                    374,669
Wellpoint Health Networks, Inc.*          14,500                  1,073,000
Whittman-Hart, Inc.* .................       600                     29,025
                                                               ------------
                                                                 33,300,502
                                                               ------------


                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   -------------------
TRUCKING, SHIPPING (0.1%)
Newport News Shipbuilding, Inc.            9,800               $    262,150
                                                               ------------
  TOTAL BUSINESS SERVICES ............                           53,523,376
                                                               ------------
CAPITAL GOODS (1.8%)
AEROSPACE (0.7%)
Gulfstream Aerospace Corp.* ..........    22,300                  1,036,950
Saab AB, Class B* ....................    81,425                    857,428
                                                               ------------
                                                                  1,894,378
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.1%)
Lowe's Cos., Inc. ....................    67,900                  2,754,194
                                                               ------------
ELECTRICAL EQUIPMENT (0.0%)
Elsag Bailey Process Automation
  N.V.* ..............................     3,900                     93,844
                                                               ------------
MACHINERY (0.0%)
SI Handling Systems, Inc. ............       900                     11,812
                                                               ------------
  TOTAL CAPITAL GOODS ................                            4,754,228
                                                               ------------
CONSUMER CYCLICALS (12.0%)
APPAREL & TEXTILES (0.2%)
Linens 'N Things, Inc.* ..............    13,300                    406,481
                                                               ------------
AUTO RELATED (1.3%)
Federal-Mogul Corp. ..................     1,200                     81,000
Republic Industries, Inc.* ...........   132,600                  3,315,000
                                                               ------------
                                                                  3,396,000
                                                               ------------
AUTOS & TRUCKS (0.0%)
Hayes Lemmerz International,
  Inc.* ..............................       300                     11,925
                                                               ------------
FOOD SERVICES, LODGING (1.0%)
Applebee's International, Inc. .......     9,200                    205,850
Buffets, Inc.* .......................    40,000                    627,500
Outback Steakhouse, Inc.* ............       700                     27,300
Promus Hotel Corp.* ..................    44,378                  1,708,534
Sedexho Marriott Services, Inc.* .....       900                     26,100
Showbiz Pizza Time, Inc.* ............       700                     28,219
                                                               ------------
                                                                  2,623,503
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.1%)
Gemstar International Group
  Ltd.* ..............................     7,300                    273,294
                                                               ------------
LEISURE RELATED (0.4%)
Harrah's Entertainment, Inc.* ........    24,900                    578,925
Navigant International, Inc.* ........     6,124                     52,054
Premier Parks, Inc.* .................     6,600                    439,725
                                                               ------------
                                                                  1,070,704
                                                               ------------
RETAIL--GENERAL (9.0%)
Borders Group, Inc.* .................       700                     25,900
Consolidated Stores Corp.* ...........     6,200                    224,750
CVS Corp. ............................    53,000                  2,063,688
Dollar General Corp. .................     3,000                    118,688
Duane Reade, Inc.* ...................       800                     24,000
Fred Meyer, Inc.* ....................    87,700                  3,727,250
Home Depot, Inc. .....................    68,400                  5,681,475
Kohls Corp.* .........................     8,400                    435,750
Office Depot, Inc.* ..................   158,100                  4,990,031
Proffitt's, Inc.* ....................     5,400                    218,025
Rite Aid Corp. .......................   107,800                  4,049,237

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                   -------------------   -------------------
School Specialty, Inc.* ..............      6,805              $    111,432
Staples, Inc.* .......................     58,750                 1,700,078
The Learning Co., Inc.* ..............        900                    26,662
Viking Office Products, Inc.* ........        800                    25,100
                                                               ------------
                                                                 23,422,066
                                                               ------------
  TOTAL CONSUMER CYCLICALS ...........                           31,203,973
                                                               ------------
CONSUMER NON-CYCLICALS (6.1%)
CONTAINERS (0.2%)
Rubbermaid, Inc. .....................     14,100                   467,944
                                                               ------------
DRUGS (1.0%)
Cardinal Health, Inc. ................      7,500                   703,125
ICON plc (ADR)* ......................        100                     2,525
King Pharmaceuticals, Inc.* ..........      6,200                    86,800
McKesson Corp. .......................     23,100                 1,876,875
                                                               ------------
                                                                  2,669,325
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (4.4%)
Boston Scientific Corp.* .............     15,300                 1,095,862
Columbia HCA Healthcare Corp.               9,000                   262,125
Guidant Corp. ........................      7,600                   541,975
Health Management Associates,
  Inc., Class A* .....................      4,300                   143,781
Healthsouth Corp.* ...................     76,600                 2,044,262
Integrated Health Services, Inc. .....     13,000                   487,500
Medtronic, Inc. ......................     10,000                   637,500
PSS World Medical, Inc.* .............      4,900                    71,663
Province Healthcare Co.* .............        300                     8,306
STERIS Corp.* ........................     17,100                 1,087,453
Total Renal Care Holdings, Inc.*           45,248                 1,561,056
U.S. Surgical Corp. ..................     79,100                 3,608,938
                                                               ------------
                                                                 11,550,421
                                                               ------------
RETAIL--FOOD (0.5%)
General Nutrition Cos., Inc.* ........     14,000                   435,750
Safeway, Inc.* .......................     18,000                   732,375
Suiza Foods Corp.* ...................        400                    23,875
                                                               ------------
                                                                  1,192,000
                                                               ------------
SOAPS & TOILETRIES (0.0%)
Carson, Inc., Class A* ...............      1,000                     7,875
                                                               ------------
  TOTAL CONSUMER NON-CYCLICALS                                   15,887,565
                                                               ------------
CREDIT SENSITIVE (8.1%)
BANKS (0.1%)
U.S. Trust Corp. .....................      2,400                   183,000
                                                               ------------
FINANCIAL SERVICES (2.5%)
Associates First Capital Corp.,
  Class A ............................      8,400                   645,750
Conseco, Inc. ........................      2,600                   121,550
Consolidation Capital Corp.* .........     25,500                   573,352
First Data Corp. .....................     57,800                 1,925,462
Franklin Resources, Inc. .............     37,700                 2,035,800
Morgan Stanley Dean Witter
  & Co. ..............................     13,900                 1,270,112
                                                               ------------
                                                                  6,572,026
                                                               ------------
INSURANCE (3.4%)
Ace Ltd. .............................      5,000                   195,000
Annuity & Life RE Holdings
  Ltd.* ..............................     10,500                   232,313
Life Re Corp. ........................      3,200                   262,400


                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   -------------------
Skandia Forsakrings AB ...............     14,000              $    200,075
United Healthcare Corp. ..............   124,400                  7,899,400
                                                               ------------
                                                                  8,789,188
                                                               ------------
UTILITY--TELEPHONE (2.1%)
MCI Communications Corp. .............    93,000                  5,405,625
                                                               ------------
  TOTAL CREDIT SENSITIVE .............                           20,949,839
                                                               ------------
DIVERSIFIED (5.0%)
MISCELLANEOUS (5.0%)
Tyco International Ltd. ..............   206,537                 13,011,821
                                                               ------------
TECHNOLOGY (38.3%)
ELECTRONICS (19.6%)
ARM Holdings plc* ....................       500                      9,895
ARM Holdings plc (ADR)* ..............     8,500                    520,625
Affiliated Computer Services,
  Inc., Class A* .....................    17,200                    662,200
Altera Corp.* ........................    43,400                  1,283,012
Aspen Technologies, Inc.* ............       500                     25,250
Autodesk, Inc. .......................     7,750                    299,344
BMC Software, Inc.* ..................   201,700                 10,475,794
CBT Group plc (ADR)* .................       500                     26,750
Cable Design Technologies* ...........     6,800                    140,250
Cadence Design Systems, Inc.* ........   192,490                  6,015,312
Computer Associates
  International, Inc. ................   207,900                 11,551,444
HBO & Co. ............................    95,000                  3,348,750
Intel Corp. ..........................     1,700                    126,012
Keane, Inc.* .........................       500                     28,000
Micro Warehouse, Inc.* ...............    59,400                    920,700
Microsoft Corp.* .....................   111,700                 12,105,487
SAP AG+ ..............................       100                     22,575
SAP AG (ADR) .........................       200                     45,199
Sun Microsystems, Inc.* ..............     9,800                    425,688
Synopsys, Inc.* ......................    29,400                  1,345,050
Technology Solutions Co.* ............    42,600                  1,349,888
Xilinx, Inc.* ........................     6,600                    224,400
                                                               ------------
                                                                 50,951,625
                                                               ------------
OFFICE EQUIPMENT (10.2%)
Ceridian Corp.* ......................    11,800                    693,250
Cisco Systems, Inc.* .................   145,550                 13,399,697
Compaq Computer Corp. ................    11,700                    331,987
Corporate Express, Inc.* .............    70,900                    899,544
DST Systems, Inc.* ...................    17,900                  1,002,400
Danka Business Systems plc
  (ADR) ..............................    57,100                    674,494
Mobius Management Systems,
  Inc.* ..............................    15,400                    231,000
Oracle Corp.* ........................   374,612                  9,201,407
                                                               ------------
                                                                 26,433,779
                                                               ------------
OFFICE EQUIPMENT SERVICES (1.9%)
Computer Sciences Corp. ..............    72,600                  4,646,400
International Integration, Inc.* .....       600                     10,350
Sungard Data Systems, Inc.* ..........     2,700                    103,613
U.S. Office Products Co.* ............     4,111                     80,169
                                                               ------------
                                                                  4,840,532
                                                               ------------
TELECOMMUNICATIONS (6.6%)
AirTouch Communications, Inc.*            17,500                  1,022,656
Amdocs Ltd.* .........................     3,700                     55,963
Aspect Telecommunications
  Corp.* .............................     1,000                     27,375

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                          NUMBER           VALUE
                                        OF SHARES         (NOTE 1)
                                      -------------   ---------------
Century Telephone Enterprises,
  Inc. ............................       31,900       $  1,463,412
DoubleClick, Inc.* ................          200              9,938
Fiserv, Inc.* .....................          600             25,481
Global TeleSystems Group, Inc.*           59,200          2,886,000
L-3 Communications Holdings,
  Inc.* ...........................          800             26,150
Loral Space & Communications*             21,600            610,200
Lucent Technologies, Inc. .........       30,700          2,553,856
Sprint Corp. ......................       20,100          1,417,050
Tel-Save Holdings, Inc.* ..........       45,900            677,025
Tellabs, Inc.* ....................       17,200          1,231,950
Worldcom, Inc.* ...................      104,430          5,058,328
                                                       ------------
                                                         17,065,384
                                                       ------------
  TOTAL TECHNOLOGY ................                      99,291,320
                                                       ------------
TOTAL COMMON STOCKS (92.0%)
  (Cost $212,636,859) .............                     238,645,697
                                                       ------------
PREFERRED STOCKS:
TECHNOLOGY (3.8%)
ELECTRONICS (3.8%)
SAP AG (Non Voting)
  (Cost $5,812,152) ...............       14,510          9,871,788
                                                       ------------
                                       PRINCIPAL
                                         AMOUNT
                                       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.0%)
Federal National Mortgage
  Association (Discount Note),
  7/6/98 ..........................   $3,700,000          3,697,204
Student Loan Marketing
  Association (Discount Note),
  7/1/98 ..........................    6,600,000          6,600,000
                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.0%)
 (Amortized Cost $10,297,204) .....                      10,297,204
                                                       ------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost
  $228,746,215) ...................                     258,814,689
OTHER ASSETS
  LESS LIABILITIES (0.2%) .........                         523,631
                                                       ------------
NET ASSETS (100%) .................                    $259,338,320
                                                       ============


----------
*     Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $22,575 or 0.01% of net assets.
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $169,183,791
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      45,907,796

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 38,644,342
Aggregate gross unrealized depreciation ..........       (8,575,868)
                                                       ------------
Net unrealized appreciation ......................     $ 30,068,474
                                                       ============
Federal income tax cost of investments ...........     $228,746,215
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $61,497,015, which was secured by collateral valued at $62,970,340, of which $1,108,250 was in the form of U.S. Government Securities.


For the six months ended June 30, 1998 the Portfolio incurred approximately $12 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (4.5%)
CHEMICALS (1.2%)
Air Products & Chemicals, Inc. .........................................    42,000               $  1,680,000
Akzo Nobel N.V. ........................................................     3,600                    800,630
E.I. Du Pont de Nemours & Co.                                                8,200                    611,925
                                                                                                 ------------
                                                                                                    3,092,555
                                                                                                 ------------
CHEMICALS--SPECIALTY (1.5%)
Cambrex Corp. ..........................................................    18,000                    472,500
Cytec Industries, Inc.* ................................................    25,600                  1,132,800
Minerals Technologies, Inc. ............................................    17,000                    864,875
Sigma-Aldrich Corp. ....................................................    36,400                  1,278,550
                                                                                                 ------------
                                                                                                    3,748,725
                                                                                                 ------------
PAPER (1.8%)
Kimberly Clark Corp. ...................................................    65,200                  2,991,050
Stone Container Corp.* .................................................   111,900                  1,748,437
                                                                                                 ------------
                                                                                                    4,739,487
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           11,580,767
                                                                                                 ------------
BUSINESS SERVICES (4.5%)
ENVIRONMENTAL CONTROL (0.6%)
Browning-Ferris Industries, Inc. .......................................    32,800                  1,139,800
Waste Management, Inc. .................................................    10,900                    381,500
                                                                                                 ------------
                                                                                                    1,521,300
                                                                                                 ------------
PRINTING, PUBLISHING,
  BROADCASTING (1.2%)
CBS Corp. ..............................................................    45,600                  1,447,800
Intermedia Communications of
  Florida, Inc.* .......................................................    31,800                  1,333,612
Jacor Communications, Inc.* ............................................     4,200                    247,800
                                                                                                 ------------
                                                                                                    3,029,212
                                                                                                 ------------
PROFESSIONAL SERVICES (2.3%)
AccuStaff, Inc.* .......................................................    24,600                    768,750
Cendant Corp.* .........................................................    91,800                  1,916,325
Compuware Corp.* .......................................................    64,600                  3,302,675
                                                                                                 ------------
                                                                                                    5,987,750
                                                                                                 ------------
TRUCKING, SHIPPING (0.4%)
Newport News Shipbuilding, Inc.                                             38,400                  1,027,200
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           11,565,462
                                                                                                 ------------
CAPITAL GOODS (5.9%)
AEROSPACE (2.8%)
Lockheed Martin Corp. ..................................................    17,900                  1,895,162
United Technologies Corp. ..............................................    56,700                  5,244,750
                                                                                                 ------------
                                                                                                    7,139,912
                                                                                                 ------------
ELECTRICAL EQUIPMENT (1.9%)
Cooper Industries, Inc. ................................................     6,100                    335,119
General Electric Co. ...................................................    33,900                  3,084,900
Teradyne, Inc.* ........................................................    49,000                  1,310,750
                                                                                                 ------------
                                                                                                    4,730,769
                                                                                                 ------------
MACHINERY (1.2%)
American Standard Cos., Inc.* ..........................................    29,600                  1,322,750
Black & Decker Corp. ...................................................    30,300                  1,848,300
                                                                                                 ------------
                                                                                                    3,171,050
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           15,041,731
                                                                                                 ------------


                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
CONSUMER CYCLICALS (7.8%)
AIRLINES (0.6%)
AMR Corp.* .............................................................    10,100               $    840,825
U.S. Airways Group, Inc.* ..............................................     9,400                    744,950
                                                                                                 ------------
                                                                                                    1,585,775
                                                                                                 ------------
APPAREL & TEXTILES (0.6%)
Nordstrom, Inc. ........................................................    20,800                  1,606,800
                                                                                                 ------------
AUTO RELATED (0.5%)
Eaton Corp. ............................................................     6,200                    482,050
Lear Corp.* ............................................................    16,700                    856,919
                                                                                                 ------------
                                                                                                    1,338,969
                                                                                                 ------------
AUTOS & TRUCKS (0.1%)
Ford Motor Co. .........................................................     3,000                    177,000
                                                                                                 ------------
FOOD SERVICES, LODGING (1.2%)
CKE Restaurants, Inc. ..................................................    27,300                  1,126,125
Jarvis Hotels plc ......................................................    84,600                    243,006
McDonald's Corp. .......................................................    20,100                  1,386,900
Promus Hotel Corp.* ....................................................     9,500                    365,750
                                                                                                 ------------
                                                                                                    3,121,781
                                                                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.1%)
Sony Corp. .............................................................     1,800                    155,172
                                                                                                 ------------
RETAIL--GENERAL (4.7%)
CVS Corp. ..............................................................    59,200                  2,305,100
Fred Meyer, Inc.* ......................................................    27,800                  1,181,500
Home Depot, Inc. .......................................................    31,100                  2,583,244
Office Depot, Inc.* ....................................................    43,600                  1,376,125
Rite Aid Corp. .........................................................   120,000                  4,507,500
                                                                                                 ------------
                                                                                                   11,953,469
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           19,938,966
                                                                                                 ------------
CONSUMER NON-CYCLICALS (16.0%)
BEVERAGES (0.2%)
Brahma (ADR) ...........................................................    37,300                    466,250
                                                                                                 ------------
DRUGS (4.8%)
American Home Products Corp. ...........................................    73,500                  3,803,625
Bristol-Myers Squibb Co. ...............................................    60,000                  6,896,250
Cardinal Health, Inc. ..................................................    16,900                  1,584,375
                                                                                                 ------------
                                                                                                   12,284,250
                                                                                                 ------------
FOODS (1.5%)
Archer Daniels Midland Co. .............................................    60,000                  1,162,500
Corn Products International,
  Inc.* ................................................................    31,300                  1,060,287
McCormick & Co., Inc.
  (Non-Voting) .........................................................    39,100                  1,396,603
Nabisco Holdings Corp. .................................................     7,900                    284,894
                                                                                                 ------------
                                                                                                    3,904,284
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (2.4%)
Boston Scientific Corp.* ...............................................    21,900                  1,568,587
Columbia HCA Healthcare Corp.                                               71,500                  2,082,438
Healthsouth Corp.* .....................................................    96,858                  2,584,898
                                                                                                 ------------
                                                                                                    6,235,923
                                                                                                 ------------
RETAIL--FOOD (1.3%)
Safeway, Inc.* .........................................................    81,000                  3,295,688
                                                                                                 ------------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                             NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
SOAPS & TOILETRIES (5.8%)
Clorox Co. .............................................................     19,900              $  1,897,962
Colgate Palmolive Co. ..................................................     47,900                 4,215,200
Dial Corp. .............................................................     40,700                 1,055,656
Gillette Co. ...........................................................     67,000                 3,798,063
Procter & Gamble Co. ...................................................     28,800                 2,622,600
Revlon, Inc., Class A* .................................................     23,700                 1,217,588
                                                                                                 ------------
                                                                                                   14,807,069
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     40,993,464
                                                                                                 ------------
CREDIT SENSITIVE (24.0%)
BANKS (5.6%)
BankBoston Corp. .......................................................     31,400                 1,746,625
Chase Manhattan Corp. ..................................................     40,000                 3,020,000
Comerica, Inc. .........................................................     36,050                 2,388,312
First Union Corp. ......................................................     39,662                 2,310,312
Fleet Financial Group, Inc. ............................................     29,200                 2,438,200
PNC Bank Corp. .........................................................     27,400                 1,474,462
Union Planters Corp. ...................................................     18,000                 1,058,625
                                                                                                 ------------
                                                                                                   14,436,536
                                                                                                 ------------
FINANCIAL SERVICES (6.5%)
Associates First Capital Corp.,
  Class A ..............................................................     14,657                 1,126,757
CIT Group, Inc., Class A ...............................................     12,000                   450,000
Conseco, Inc. ..........................................................     72,200                 3,375,350
Fannie Mae .............................................................     40,200                 2,442,150
Green Tree Financial Corp. .............................................      4,500                   192,656
Hutchison Whampoa Ltd. .................................................    167,000                   881,557
ING Groep N.V. .........................................................     38,700                 2,535,209
Merrill Lynch & Co. ....................................................      8,700                   802,575
Morgan Stanley Dean Witter &
  Co. ..................................................................     29,700                 2,713,837
National City Corp. ....................................................     28,100                 1,995,100
                                                                                                 ------------
                                                                                                   16,515,191
                                                                                                 ------------
INSURANCE (10.2%)
Ace Ltd. ...............................................................     30,100                 1,173,900
Allstate Corp. .........................................................     21,450                 1,964,016
Chubb Corp. ............................................................     20,700                 1,663,762
CIGNA Corp. ............................................................     33,900                 2,339,100
EXEL Ltd. ..............................................................      7,300                   568,031
FPIC Insurance Group, Inc.* ............................................      3,100                   104,238
Hartford Financial Services
  Group, Inc. ..........................................................     24,300                 2,779,313
Life Re Corp. ..........................................................      6,100                   500,200
Lincoln National Corp. .................................................     35,300                 3,225,537
Mid Ocean Ltd. .........................................................        400                    31,400
Nationwide Financial Services,
  Inc. Class A .........................................................     14,700                   749,700
Reliastar Financial Corp. ..............................................     32,662                 1,567,776
Skandia Forsakrings AB .................................................    183,200                 2,618,127
Travelers Group, Inc. ..................................................     18,600                 1,127,625
United Healthcare Corp. ................................................     87,700                 5,568,950
                                                                                                 ------------
                                                                                                   25,981,675
                                                                                                 ------------
UTILITY--ELECTRIC (0.4%)
CalEnergy Co., Inc.* ...................................................     38,300                 1,151,394
                                                                                                 ------------
UTILITY--TELEPHONE (1.3%)
MCI Communications Corp. ...............................................     25,800                 1,499,625
Sprint Corp. ...........................................................     24,500                 1,727,250
                                                                                                 ------------
                                                                                                    3,226,875
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                           61,311,671
                                                                                                 ------------


                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
DIVERSIFIED (2.7%)
MISCELLANEOUS (2.7%)
Tyco International Ltd. ................................................   109,686               $  6,910,218
                                                                                                 ------------
ENERGY (7.5%)
COAL & GAS PIPELINES (0.9%)
Columbia Energy Group ..................................................    16,050                    892,782
K N Energy, Inc. .......................................................    27,100                  1,468,481
                                                                                                 ------------
                                                                                                    2,361,263
                                                                                                 ------------
OIL--DOMESTIC (3.7%)
Chevron Corp. ..........................................................    19,800                  1,644,637
Mobil Corp. ............................................................    15,400                  1,180,025
Texaco, Inc. ...........................................................    61,600                  3,676,750
USX-Marathon Group, Inc. ...............................................    85,100                  2,919,994
                                                                                                 ------------
                                                                                                    9,421,406
                                                                                                 ------------
OIL--INTERNATIONAL (1.9%)
British Petroleum Co. plc (ADR)                                             42,887                  3,784,778
Diamond Offshore Drilling, Inc. ........................................    25,200                  1,008,000
                                                                                                 ------------
                                                                                                    4,792,778
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Cooper Cameron Corp.* ..................................................    18,100                    923,100
EVI Weatherford, Inc.* .................................................    26,055                    967,292
                                                                                                 ------------
                                                                                                    1,890,392
                                                                                                 ------------
RAILROADS (0.3%)
Wisconsin Central Transport
  Corp.* ...............................................................    34,300                    750,312
                                                                                                 ------------
  TOTAL ENERGY .........................................................                           19,216,151
                                                                                                 ------------
TECHNOLOGY (17.9%)
ELECTRONICS (11.3%)
Adobe Systems, Inc. ....................................................     3,300                    140,044
Analog Devices, Inc.* ..................................................    30,400                    746,700
BMC Software, Inc.* ....................................................    73,300                  3,807,019
Cadence Design Systems, Inc.* ..........................................    92,900                  2,903,125
Computer Associates
  International, Inc. ..................................................    34,450                  1,914,128
Electronic Arts, Inc.* .................................................    37,800                  2,041,200
HBO & Co. ..............................................................   116,400                  4,103,100
Microsoft Corp.* .......................................................    90,000                  9,753,750
Sun Microsystems, Inc.* ................................................    60,100                  2,610,594
Synopsys, Inc.* ........................................................    20,000                    915,000
                                                                                                 ------------
                                                                                                   28,934,660
                                                                                                 ------------
OFFICE EQUIPMENT (3.6%)
Cisco Systems, Inc.* ...................................................    38,800                  3,572,025
EMC Corp.* .............................................................    28,600                  1,281,637
Oracle Corp.* ..........................................................   128,500                  3,156,281
Xerox Corp. ............................................................    11,700                  1,189,013
                                                                                                 ------------
                                                                                                    9,198,956
                                                                                                 ------------
TELECOMMUNICATIONS (3.0%)
Alcatel Alsthom (ADR) ..................................................    85,600                  3,482,850
Aspect Telecommunications
  Corp.* ...............................................................    31,500                    862,312
Worldcom, Inc.* ........................................................    65,650                  3,179,922
                                                                                                 ------------
                                                                                                    7,525,084
                                                                                                 ------------
  TOTAL TECHNOLOGY .....................................................                           45,658,700
                                                                                                 ------------
TOTAL COMMON STOCKS (90.8%)
  (Cost $205,795,603)                                                                             232,217,130
                                                                                                 ------------
PREFERRED STOCKS
BASIC MATERIALS (0.2%)
CHEMICALS (0.2%)
Henkel KGaA (Cost $443,265) ............................................     6,100                    607,125
                                                                                                 ------------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                      PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
                                   --------------- ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.2%)
Federal Home Loan Bank
  (Discount Note), 7/8/98 ........  $  7,800,000    $  7,791,734
Federal National Mortgage
  Association (Discount Note),
  7/6/98 .........................     5,100,000       5,096,062
Federal National Mortgage
  Association (Discount Note),
  7/2/98 .........................     8,100,000       8,098,776
                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.2%)
 (Cost $20,986,572) ..............                    20,986,572
                                                    ------------
TOTAL INVESTMENTS (99.2%)
  (Cost/Amortized Cost
  $227,225,440) ..................                   253,810,827
OTHER ASSETS
  LESS LIABILITIES (0.8%) ........                     2,098,141
                                                    ------------
NET ASSETS (100%) ................                  $255,908,968
                                                    ============


----------
*     Non-income producing
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $145,808,912
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      53,310,556

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 31,309,415
Aggregate gross unrealized depreciation ..........       (4,724,028)
                                                       ------------
Net unrealized appreciation ......................     $ 26,585,387
                                                       ============
Federal income tax cost of investments ...........     $227,225,440
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of
                            $45,103,788, which was secured by collateral valued at $46,364,830.


For the six months ended June 30, 1998 the Portfolio incurred approximately $30 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., and $432 with Equitable Distributors, Inc., both affiliated broker/dealers.














                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                          NUMBER            VALUE
                                        OF SHARES         (NOTE 1)
                                       -----------   ------------------
COMMON STOCKS:
BASIC MATERIALS (3.4%)
CHEMICALS (1.7%)
E.I. Du Pont de Nemours & Co.            7,804       $   582,374
Eastman Chemical Co. ...............     4,453           277,199
                                                     -----------
                                                         859,573
                                                     -----------
PAPER (1.7%)
Chesapeake Corp. ...................     2,072            80,679
Kimberly Clark Corp. ...............     5,800           266,075
Temple-Inland, Inc. ................     3,500           188,562
Weyerhaeuser Co. ...................     7,885           364,188
                                                     -----------
                                                         899,504
                                                     -----------
  TOTAL BASIC MATERIALS ............                   1,759,077
                                                     -----------
BUSINESS SERVICES (3.5%)
PRINTING, PUBLISHING,
  BROADCASTING (1.8%)
Comcast Corp., Class A Special .....     8,200           332,869
McGraw Hill Cos., Inc. .............     3,800           309,937
Time Warner, Inc. ..................     3,300           281,944
                                                     -----------
                                                         924,750
                                                     -----------
PROFESSIONAL SERVICES (0.5%)
Pitney Bowes, Inc. .................     5,734           275,949
                                                     -----------
TRUCKING, SHIPPING (1.2%)
FDX Corp.* .........................     5,300           332,575
Ryder System, Inc. .................     8,600           271,437
                                                     -----------
                                                         604,012
                                                     -----------
  TOTAL BUSINESS SERVICES ..........                   1,804,711
                                                     -----------
CAPITAL GOODS (2.5%)
AEROSPACE (0.5%)
Lockheed Martin Corp. ..............     2,306           244,148
                                                     -----------
ELECTRICAL EQUIPMENT (1.1%)
Cooper Industries, Inc. ............     4,100           225,244
Emerson Electric Co. ...............     5,852           353,314
                                                     -----------
                                                         578,558
                                                     -----------
MACHINERY (0.9%)
Caterpillar, Inc. ..................     3,000           158,625
Deere & Co. ........................     5,900           311,963
                                                     -----------
                                                         470,588
                                                     -----------
  TOTAL CAPITAL GOODS ..............                   1,293,294
                                                     -----------
CONSUMER CYCLICALS (6.0%)
AIRLINES (1.3%)
Delta Airlines, Inc. ...............     2,562           331,139
UAL Corp.* .........................     4,200           327,600
                                                     -----------
                                                         658,739
                                                     -----------
AUTO RELATED (1.9%)
Dana Corp. .........................     4,800           256,800
Eaton Corp. ........................     3,900           303,225
Goodyear Tire & Rubber Co. .........     4,100           264,194
TRW Inc. ...........................     3,132           171,085
                                                     -----------
                                                         995,304
                                                     -----------
AUTOS & TRUCKS (0.8%)
Ford Motor Co. .....................     7,100           418,900
                                                     -----------


                                      NUMBER            VALUE
                                    OF SHARES         (NOTE 1)
                                   -----------   ------------------
RETAIL--GENERAL (2.0%)
Hasbro, Inc. .......................    6,000        $   235,875
May Department Stores Co. ..........    5,000            327,500
Sears Roebuck & Co. ................    4,200            256,462
Toys-R-Us, Inc.* ...................   10,087            237,675
                                                     -----------
                                                       1,057,512
                                                     -----------
  TOTAL CONSUMER CYCLICALS .........                   3,130,455
                                                     -----------
CONSUMER NON-CYCLICALS (11.0%)
BEVERAGES (1.1%)
Anheuser-Busch Cos., Inc. ..........    5,727            270,243
Whitman Corp. ......................   12,700            291,306
                                                     -----------
                                                         561,549
                                                     -----------
CONTAINERS (0.4%)
Owens-Illinois, Inc.* ..............    4,500            201,375
                                                     -----------
DRUGS (3.9%)
American Home Products Corp. .......   10,454            540,995
Bristol-Myers Squibb Co. ...........    4,348            499,748
Merck & Co., Inc. ..................    4,100            548,375
Pharmacia & Upjohn, Inc. ...........    9,700            447,412
                                                     -----------
                                                       2,036,530
                                                     -----------
FOODS (2.4%)
ConAgra, Inc. ......................    9,100            288,356
General Mills, Inc. ................    4,000            273,500
H.J. Heinz Co. .....................    5,400            303,075
Nabisco Holdings Corp. .............    3,900            140,644
Sara Lee Corp. .....................    4,300            240,531
                                                     -----------
                                                       1,246,106
                                                     -----------
HOSPITAL SUPPLIES &
  SERVICES (1.8%)
Baxter International, Inc. .........    8,294            446,321
Columbia HCA Healthcare Corp.           7,400            215,525
Wellpoint Health Networks, Inc.*        4,100            303,400
                                                     -----------
                                                         965,246
                                                     -----------
SOAPS & TOILETRIES (0.5%)
Colgate Palmolive Co. ..............    3,000            264,000
                                                     -----------
TOBACCO (0.9%)
Philip Morris Cos., Inc. ...........   11,500            452,813
                                                     -----------
  TOTAL CONSUMER NON-CYCLICALS......                   5,727,619
                                                     -----------
CREDIT SENSITIVE (23.3%)
BANKS (9.6%)
BankAmerica Corp. ..................    3,500            302,531
BankBoston Corp. ...................    5,348            297,483
Bankers Trust New York Corp. .......    1,400            162,488
Charter One Financial, Inc. ........    4,700            158,331
Citicorp ...........................    3,900            582,075
Crestar Financial Corp. ............    1,520             82,935
First Chicago NBD Corp. ............    5,083            450,481
First Union Corp. ..................    6,800            396,100
Firstar Corp. ......................    2,281             86,678
Fleet Financial Group, Inc. ........    3,685            307,698
J.P. Morgan & Co. ..................    2,600            304,525
KeyCorp ............................    7,074            252,011
Nationsbank Corp. ..................    6,800            520,200
Norwest Corp. ......................   10,600            396,175
PNC Bank Corp. .....................    5,400            290,587
Synovus Financial Corp. ............    5,616            133,380
Washington Mutual, Inc. ............    5,850            254,109
                                                     -----------
                                                       4,977,787
                                                     -----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                    --------------------   ------------------
FINANCIAL SERVICES (1.2%)
Fannie Mae ..........................      5,160               $  313,470
Morgan Stanley Dean Witter &
  Co. ...............................      3,200                  292,400
                                                               ----------
                                                                  605,870
                                                               ----------
INSURANCE (2.8%)
Allstate Corp. ......................      3,800                  347,938
American General Corp. ..............      6,025                  428,905
CIGNA Corp. .........................      4,200                  289,800
Hartford Financial Services
  Group, Inc. .......................      3,257                  372,519
ReliaStar Financial Corp. ...........        400                   19,200
                                                               ----------
                                                                1,458,362
                                                               ----------
REAL ESTATE (1.0%)
Duke Realty Investment, Inc. ........      3,551                   84,114
Equity Residential Property Trust          3,567                  169,210
Starwood Hotels & Resorts ...........      5,200                  251,225
                                                               ----------
                                                                  504,549
                                                               ----------
UTILITY--ELECTRIC (2.9%)
Duke Energy Corp. ...................      5,868                  347,679
Entergy Corp. .......................      4,600                  132,250
OGE Energy Corp. ....................      7,400                  199,800
PP&L Resources, Inc. ................      5,500                  124,781
Potomac Electric Power Co. ..........      5,600                  140,350
Southern Co. ........................     10,722                  296,865
Texas Utilities Co. .................      7,100                  295,538
                                                               ----------
                                                                1,537,263
                                                               ----------
UTILITY--GAS (1.1%)
Enron Corp. .........................      5,300                  286,531
Sempra Energy* ......................      9,601                  266,422
                                                               ----------
                                                                  552,953
                                                               ----------
UTILITY--TELEPHONE (4.7%)
Ameritech Corp. .....................     10,800                  484,650
AT&T Corp. ..........................      6,200                  354,175
Bellsouth Corp. .....................      5,418                  363,683
Cincinnati Bell, Inc. ...............      3,900                  111,638
GTE Corp. ...........................      6,700                  372,687
SBC Communications, Inc. ............      8,008                  320,320
Sprint Corp. ........................      3,915                  276,008
U.S. WEST, Inc. .....................      3,600                  169,200
                                                               ----------
                                                                2,452,361
                                                               ----------
  TOTAL CREDIT SENSITIVE ............                          12,089,145
                                                               ----------
DIVERSIFIED (0.6%)
MISCELLANEOUS (0.6%)
Minnesota Mining &
  Manufacturing Co. .................      3,458                  284,204
                                                               ----------
ENERGY (6.6%)
OIL--DOMESTIC (1.6%)
Amoco Corp. .........................      9,110                  379,204
Kerr-McGee Corp. ....................      3,700                  214,137
Sonat, Inc. .........................      5,900                  227,888
                                                               ----------
                                                                  821,229
                                                               ----------


                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                    --------------------   ------------------
OIL--INTERNATIONAL (4.3%)
British Petroleum Co. plc (ADR)            5,033               $  444,162
Elf Acquitaine S.A. (ADR) ...........      4,549                  322,979
Exxon Corp. .........................      8,513                  607,083
Mobil Corp. .........................      6,600                  505,725
Total S.A. (ADR) ....................      5,429                  354,921
                                                               ----------
                                                                2,234,870
                                                               ----------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp. .............................      3,800                  373,113
                                                               ----------
  TOTAL ENERGY ......................                           3,429,212
                                                               ----------
TECHNOLOGY (3.7%)
ELECTRONICS (1.1%)
Computer Associates
  International, Inc. ...............      3,900                  216,694
Texas Instruments, Inc. .............      6,500                  379,031
                                                               ----------
                                                                  595,725
                                                               ----------
OFFICE EQUIPMENT (2.0%)
Hewlett Packard Co. .................      4,400                  263,450
International Business Machines
  Corp. .............................      3,700                  424,806
Xerox Corp. .........................      3,260                  331,298
                                                               ----------
                                                                1,019,554
                                                               ----------
OFFICE EQUIPMENT SERVICES (0.6%)
Electronic Data Systems Corp. .......      7,800                  312,000
                                                               ----------
  TOTAL TECHNOLOGY ..................                           1,927,279
                                                               ----------
TOTAL COMMON STOCKS (60.6%)
  (Cost $29,715,140) ................                          31,444,996
                                                               ----------
PREFERRED STOCKS:
CREDIT SENSITIVE (0.2%)
FINANCIAL SERVICES (0.2%)
K-Mart Financing ....................        739                   51,730
Webster Capital Corp., Series A .....         40                   40,520
                                                               ----------
TOTAL PREFERRED STOCKS (0.2%)
  (Cost $83,191) ....................                              92,250
                                                               ----------
CONVERTIBLE PREFERRED
  STOCKS:
BASIC MATERIALS (0.1%)
METALS & MINING (0.1%)
Freeport-McMoran Copper &
  Gold, Inc. (Cost $68,677) .........      2,648                   51,636
                                                               ----------
                                        PRINCIPAL
                                          AMOUNT
                                          ------
LONG-TERM DEBT
  SECURITIES:
BASIC MATERIALS (0.1%)
CHEMICALS (0.1%)
Solutia, Inc. 6.72%, 10/15/37 .......   $55,000                    55,816
                                                               ----------
BUSINESS SERVICES (0.7%)
ENVIRONMENTAL CONTROL (0.2%)
U.S. Filter Corp.
  6.50%, 5/15/03+ Section  ..........    75,000                    74,791
Waste Management
  Technologies, Inc.
  7.70%, 10/1/02 ....................    50,000                    52,401
                                                               ----------
                                                                  127,192
                                                               ----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         PRINCIPAL               VALUE
                                          AMOUNT                (NOTE 1)
                                  ----------------------   -----------------
PRINTING, PUBLISHING,
  BROADCASTING (0.5%)
News America Holdings, Inc.
  7.75%, 12/1/45 ..................   $   105,000              $   113,060
Viacom, Inc.
  7.75%, 6/1/05 ...................       115,000                  123,193
                                                               -----------
                                                                   236,253
                                                               -----------
  TOTAL BUSINESS SERVICES .........                                363,445
                                                               -----------
CAPITAL GOODS (0.1%)
ELECTRICAL EQUIPMENT (0.1%)
Raytheon Co.
  6.45%, 8/15/02 ..................        35,000                   35,560
                                                               -----------
CONSUMER CYCLICALS (0.6%)
AIRLINES (0.2%)
Continental Airlines, Inc.
  Class 4C
  6.80%, 7/2/07 ...................        50,000                   50,478
  Series 981C
  6.541%, 9/15/09 .................        40,000                   40,013
                                                               -----------
                                                                    90,491
                                                               -----------
LEISURE RELATED (0.3%)
Time Warner, Inc.
  8.375%, 7/15/33 .................       135,000                  161,586
                                                               -----------
RETAIL--GENERAL (0.1%)
Neiman Marcus Group, Inc.
  7.125%, 6/1/28 ..................        70,000                   72,027
                                                               -----------
  TOTAL CONSUMER CYCLICALS ........                                324,104
                                                               -----------
CONSUMER NON-CYCLICALS (0.3%)
HOSPITAL SUPPLIES &
  SERVICES (0.1%)
Beckman Instruments, Inc.
  7.10%, 3/4/03+ Section ..........        50,000                   50,345
Manor Care, Inc.
  7.50%, 6/15/06 ..................        10,000                   10,797
                                                               -----------
                                                                    61,142
                                                               -----------
TOBACCO (0.2%)
Philip Morris Cos., Inc.
  7.25%, 1/15/03 ..................        60,000                   62,083
  7.125%, 10/1/04 .................        10,000                   10,381
                                                               -----------
                                                                    72,464
                                                               -----------
  TOTAL CONSUMER NON-CYCLICALS.....                                133,606
                                                               -----------
CREDIT SENSITIVE (30.3%)
BANKS (0.9%)
Bancomext Trust
  8.00%, 8/5/03 ...................        99,000                   95,560
Den Danske Bank
  6.55%, 9/15/03+ Section  ........        40,000                   40,844
FCB/NC Capital Trust I
  8.05%, 3/1/28+ Section  .........        40,000                   42,103
Long Island Savings Bank
  7.00%, 6/13/02 ..................        60,000                   61,695
Merita Bank Ltd.
  6.50%, 1/15/06 ..................        65,000                   65,729
Nationsbank Corp.
  6.50%, 8/15/03 ..................        65,000                   66,292
Peoples Bank of Bridgeport
  (Conn.)
  7.20%, 12/1/06 ..................        70,000                   72,624
                                                               -----------
                                                                   444,847
                                                               -----------


                                         PRINCIPAL               VALUE
                                          AMOUNT                (NOTE 1)
                                  ----------------------   -----------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (1.5%)
Commercial Mortgage
  Acceptance Corp.
 Series 97-ML1, Class A2
  6.53%, 12/15/30 .................   $    20,000              $    20,459
 Series 97-ML1, Class A3
  6.57%, 12/15/30 .................        76,000                   77,971
 Series 97-ML1, Class D
  7.06%, 12/15/10 .................        15,000                   15,295
Chase Mortgage Finance Corp.,
 Series 98-S2, Class A14
  6.75%, 7/25/28 ..................        30,000                   30,197
First Union-Lehman Brothers
 Series 97-C2, Class A3
  6.65%, 11/18/29 .................        30,000                   30,752
 Series 97-C2, Class D
  7.12%, 11/18/12 (Pass Through)           30,000                   30,356
 Series 98-C2, Class D
  6.778%, 3/18/13 .................        95,000                   93,159
General Motors Acceptance
  Corp.
 Series 98-C1, Class A1
  6.44%, 11/15/07 .................        69,631                   70,632
 Series 98-C1, Class A2
  6.70%, 3/15/08 ..................        30,000                   30,956
 Series 98-C1, Class E
  7.153%, 3/15/11 .................        50,000                   51,281
Goldman Sachs Mortgage
  Securities Corp.
 Series 98, GL2, Class A2
  6.562%, 4/13/31 .................        60,000                   61,256
 Series 98, GL2, Class D
  7.191%, 4/13/31 .................        25,000                   25,414
Green Tree Financial Corp.
 Series 98-2, Class A5
  6.24%, 3/18/28 ..................        50,000                   50,297
 Series 98-A, Class A1C
  6.18%, 6/15/19 ..................        46,775                   46,819
Lehman Manufactured Housing
 Trust, Series 98-1
  0.82%, 7/15/28 ..................       250,000                   11,992
Merrill Lynch Mortgage
  Investors, Inc., Series 98-C2,
 Class D
  7.11%, 2/15/30 ..................        25,000                   25,387
Morgan Stanley Capital Corp.,
 Series 96-WF1, Class A2
  7.226%, 1/16/06 .................        20,000                   20,813
Residential Funding Mortgage
 Co., Series 98-SB
  6.75%, 11/15/08 .................        75,000                   74,954
                                                               -----------
                                                                   767,990
                                                               -----------
FINANCIAL SERVICES (1.7%)
AFC Capital Trust I, Series B
  8.207%, 2/3/27 ..................        25,000                   28,808
Amvescap plc
  6.60%, 5/15/05+ Section  ........        70,000                   70,767
Avalon Properties, Inc.
  6.625%, 12/15/07 ................        30,000                   30,023

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               PRINCIPAL                VALUE
                                                 AMOUNT                (NOTE 1)
                                        -----------------------   -----------------
Commercial Credit Corp.
  7.75%, 3/1/05 .....................         $     25,000        $    27,187
ERP Operating LP
  6.63%, 4/13/05 ....................               60,000             60,413
Ford Motor Credit Co.
  6.00%, 1/14/03 ....................               85,000             84,778
Lehman Brothers Holdings, Inc.
  6.50%, 10/1/02 ....................               85,000             86,029
Merrill Lynch & Co., Inc., Series B
  6.13%, 4/7/03 .....................               40,000             40,158
North Fork Capital Trust
  8.00%, 12/15/27 ...................               10,000             10,565
Paine Webber Group, Inc.
  6.55%, 4/15/08 ....................               60,000             59,601
  Series C
 6.52%, 4/6/05 ......................               60,000             60,225
Provident Cos., Inc.
  7.405%, 3/15/38 ...................               75,000             79,573
Salomon, Inc.
  6.75%, 2/15/03 ....................               45,000             46,140
The Money Store, Inc.
  8.05%, 4/15/02 ....................               35,000             37,222
Trenwick Group, Inc.
  6.70%, 4/1/03+ Section  ...........               50,000             50,133
Wilmington Trust Corp.
  6.625%, 5/1/08 ....................               90,000             91,447
                                                                  -----------
                                                                      863,069
                                                                  -----------
FOREIGN GOVERNMENT (1.9%)
Central Bank of the Philippines,
  Series B, FL,
  6.50%, 12/1/17 ....................               50,000             41,063
Government of Brazil, Series C,
  FL,
  8.00%, 4/15/14 ....................               41,768             30,804
Government of Russia
  12.75%, 6/24/28+ Section  .........               50,000             44,500
 PO
  0.00%, 12/15/20 TBA ...............               60,000             28,350
Province of Quebec
  7.50%, 7/15/02 TBA ................               50,000             52,582
Republic of Argentina FL,
  5.75%, 3/31/23 ....................              120,000             89,145
Republic of Germany
  8.00%, 1/21/02 ....................           DEM 70,000             43,484
  Series 98
  5.625%, 1/4/28 ....................              230,000            132,800
Republic of Korea
  8.875%, 4/15/08 ...................         $     50,000             45,461
Republic of Peru PDI
  4.00%, 3/7/17 .....................               91,000             56,088
Republic of South Africa
  13.00%, 8/31/10 ...................          ZAR 387,000             57,710
United Kingdom Treasury Note
  7.25%, 12/7/07 ....................          GBP 210,000            386,306
                                                                  -----------
                                                                    1,008,293
                                                                  -----------
GENERAL OBLIGATIONS (0.1%)
New Jersey Economic
  Development Authority, Series A
 7.425%, 2/15/29 ....................         $     65,000             73,464
                                                                  -----------


                                               PRINCIPAL                VALUE
                                                 AMOUNT                (NOTE 1)
                                        -----------------------   -----------------
INSURANCE (0.6%)
American General Finance Corp.
 8.125%, 3/15/46+ Section  ..........         $     70,000        $    82,493
 5.70%, 2/7/01 ......................               50,000             49,712
Cincinnati Financial Corp.
  6.90%, 5/15/28 ....................               70,000             71,537
Hartford Life, Inc.
  7.65%, 6/15/27 ....................               15,000             16,551
Southern Investments Capital
  Trust
  6.80%, 12/1/06 ....................               50,000             51,905
Travelers Property & Casualty,
  Inc.
  6.75%, 4/15/01 ....................               50,000             51,045
                                                                  -----------
                                                                      323,243
                                                                  -----------
REAL ESTATE (0.2%)
Avalon Properties, Inc.
  6.875%, 12/15/07 ..................               25,000             25,041
Chelsea GCA Realty Properties
  7.25%, 10/21/07 ...................               50,000             50,407
Omega Healthcare Investors, Inc.
  6.95%, 8/1/07 .....................               50,000             49,995
                                                                  -----------
                                                                      125,443
                                                                  -----------
U.S. GOVERNMENT (16.3%)
U.S. Treasury Note
 5.50%, 2/29/00 .....................              240,000            240,000
 5.50%, 3/31/00 .....................              395,000            395,001
 5.50%, 5/31/00 .....................              845,000            845,265
 6.25%, 8/31/02 .....................              895,000            918,495
 5.875%, 9/30/02 ....................               10,000             10,128
 5.625%, 12/31/02 ...................              570,000            572,494
 5.50%, 1/31/03 .....................              165,000            164,897
 5.50%, 3/31/03 .....................            2,280,000          2,279,289
 5.75%, 4/30/03 .....................               15,000             15,150
 5.50%, 5/31/03 .....................              860,000            860,269
 7.00%, 7/15/06 .....................              790,000            863,322
 6.125%, 8/15/07 ....................              615,000            640,369
 6.125%, 11/15/27 ...................              610,000            653,844
                                                                  -----------
                                                                    8,458,523
                                                                  -----------
U.S. GOVERNMENT AGENCIES (5.9%)
Federal National Mortgage
  Association
 5.50%, 3/1/13 ......................              199,687            193,860
 9.00%, 8/1/26 ......................              268,486            283,756
 7.00%, 7/15/28 TBA .................               30,000             30,422
Government National Mortgage
  Association
 7.375%, 6/20/22 ARM ................               21,655             22,311
 7.375%, 4/20/23 ....................               19,715             20,304
 7.375%, 6/20/23 ARM ................               26,438             27,228
 7.125%, 7/20/23 ARM ................               21,253             21,787
 7.375%, 5/20/24 ARM ................               18,465             19,007
 7.00%, 7/20/24 ARM .................               39,351             40,319
 7.125%, 9/20/24 ARM ................               39,110             40,073
 8.00%, 7/15/25 .....................              140,700            146,084
 7.00%, 9/15/25 .....................               73,836             75,173
 7.00%, 12/15/25 ....................               65,361             66,544
 6.50%, 3/15/26 .....................              288,508            288,396

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                                PRINCIPAL               VALUE
                                                                                 AMOUNT                (NOTE 1)
                                                                         ----------------------   -----------------
 8.00%, 10/15/26 .........................................................   $   164,881               $   171,062
 7.50%, 12/15/26 .........................................................        89,927                    92,540
 7.00%, 7/15/27 ..........................................................        52,664                    53,582
 7.50%, 8/15/27 ..........................................................       182,429                   187,713
 7.00%, 9/15/27 ..........................................................        24,479                    24,906
 7.50%, 10/15/27 .........................................................        31,635                    32,551
 7.00%, 11/15/27 .........................................................       650,039                   661,368
 7.00%, 2/15/28 ..........................................................        24,916                    25,347
 7.00%, 5/15/28 ..........................................................       148,367                   150,929
 6.50%, 7/15/28 TBA ......................................................       335,000                   333,221
 7.50%, 7/15/28 TBA ......................................................        25,000                    25,617
                                                                                                       -----------
                                                                                                         3,034,100
                                                                                                       -----------
UTILITY--ELECTRIC (0.9%)
Arizona Public Service Co.
  6.75%, 11/15/06 ........................................................        50,000                    51,065
Baltimore Gas & Electric Co.
  6.90%, 2/1/05 ..........................................................        50,000                    52,144
CMS Energy Corp.
  7.00%, 1/15/05 .........................................................        25,000                    24,407
CalEnergy Co., Inc.
  7.63%, 10/15/07 ........................................................        60,000                    60,252
Connecticut Light & Power Co.,
  Series C
  7.75%, 6/1/02 ..........................................................        20,000                    20,531
Illinova Corp.
  7.125%, 2/1/04 .........................................................        70,000                    72,245
Public Service Electric & Gas Co.
 8.875%, 6/1/03 ..........................................................        50,000                    55,345
Texas Utilities Co.
  7.46%, 1/1/15 ..........................................................        40,000                    42,050
Transamerica Energy
  0.00%, 6/15/02 (d) .....................................................       115,000                    94,300
                                                                                                       -----------
                                                                                                           472,339
                                                                                                       -----------
UTILITY--GAS (0.3%)
Express Pipeline, Inc.
  7.39%, 12/31/17+ Section  ..............................................        20,000                    20,166
KN Energy, Inc.
  6.45%, 3/1/03 ..........................................................        55,000                    55,279
Louis Dreyfus Natural Gas Corp.
  6.875%, 12/1/07 ........................................................        85,000                    85,745
                                                                                                       -----------
                                                                                                           161,190
                                                                                                       -----------
 TOTAL CREDIT SENSITIVE ..................................................                              15,732,501
                                                                                                       -----------
ENERGY (1.2%)
COAL & GAS PIPELINES (0.3%)
Columbia Gas Systems, Inc.
  6.61%, 11/28/02 ........................................................        65,000                    66,576
Union Pacific Resources Group
  6.75%, 5/15/08 .........................................................        70,000                    69,892
                                                                                                       -----------
                                                                                                           136,468
                                                                                                       -----------
OIL--DOMESTIC (0.2%)
Coastal Corp.
  6.95%, 6/2/28 ..........................................................        75,000                    74,156
Saga Petroleum ADS
  7.25%, 9/23/27 .........................................................        15,000                    15,173
                                                                                                       -----------
Seagull Energy Corp.
  7.50%, 9/15/27 .........................................................        20,000                    20,699
                                                                                                       -----------
                                                                                                           110,028
                                                                                                       -----------


                                                                                PRINCIPAL               VALUE
                                                                                 AMOUNT                (NOTE 1)
                                                                          ----------------------   -----------------
OIL--INTERNATIONAL (0.1%)
Pioneer Natural Resource Co.
  7.20%, 1/15/28 .........................................................   $    70,000               $    68,099
                                                                                                       -----------
RAILROADS (0.6%)
Burlington Northern Santa Fe
  Corp.
  6.875%, 12/1/27 ........................................................        80,000                    82,195
CSX Corp.
  7.95%, 5/1/27 ..........................................................       110,000                   127,796
Norfolk Southern Corp.
  7.80%, 5/15/27 .........................................................        70,000                    80,411
Wisconsin Central Transport
  Corp.
  6.625%, 4/15/08 ........................................................        15,000                    14,971
                                                                                                       -----------
                                                                                                           305,373
                                                                                                       -----------
 TOTAL ENERGY ............................................................                                 619,968
                                                                                                       -----------
TECHNOLOGY (1.0%)
OFFICE EQUIPMENT (0.1%)
Dell Computer Corp.
  7.10%, 4/15/28 .........................................................        65,000                    66,392
                                                                                                       -----------
OFFICE EQUIPMENT (0.0%)
Western Digital Corp.
  (Zero Coupon)
  2/18/18+ Section  ......................................................        50,000                    13,125
                                                                                                       -----------
TELECOMMUNICATIONS (0.9%)
AT&T Capital Corp.
  6.60%, 5/15/05 .........................................................        55,000                    55,391
AirTouch Communications, Inc.
  7.00%, 10/1/03 .........................................................        60,000                    62,324
Colt Telecom Group plc
  8.875%, 11/30/07 .......................................................        50,000                    30,496
LCI International, Inc.
  7.25%, 6/15/07 .........................................................       110,000                   110,381
TCI Communications, Inc.
  8.65%, 9/15/04 .........................................................       110,000                   123,567
Worldcom, Inc.
  7.75%, 4/1/07 ..........................................................        60,000                    64,919
                                                                                                       -----------
                                                                                                           447,078
                                                                                                       -----------
 TOTAL TECHNOLOGY ........................................................                                 526,595
                                                                                                       -----------
TOTAL LONG-TERM DEBT SECURITIES (34.3%)
 (Cost $17,671,743) ......................................................                              17,791,595
                                                                                                       -----------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (6.0%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $3,135,505,
  collateralized by $1,973,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
  $3,206,443 (Cost $3,135,000) ...........................................     3,135,000                 3,135,000
                                                                                                       -----------
TOTAL INVESTMENTS (101.2%)
  (Cost $50,673,751) .....................................................                              52,515,477
OTHER ASSETS
  LESS LIABILITIES (-1.2%) ...............................................                                (620,882)
                                                                                                       -----------
NET ASSETS (100%) ........................................................                             $51,894,595
                                                                                                       ===========

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


----------
*    Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $489,267 or 0.94% of net assets.

Section Illiquid security: is not actively traded.

(d) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
   Glossary:
   ADR--American Depositary Receipt
   ARM--Adjustable Rate Mortgage
   FL--Floating Rate
   PDI--Past Due Interest Bond
   PO--Principal Only
   TBA--Security is subject to delayed delivery
   DEM--German Mark
   GBP--British Pound
   ZAR--South African Rand

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                    LOCAL
                                                  CONTRACT       COST ON         U.S.$        UNREALIZED
                                                   AMOUNT      ORIGINATION      CURRENT     APPRECIATION/
                                                   (000'S)         DATE          VALUE      (DEPRECIATION)
                                                 ----------   -------------   ----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 9/26/98 ..........          4        $  2,741      $  2,731       $     (10)
German Mark, expiring 9/16/98 ................        461         259,181       256,589          (2,592)
Mexican Peso, expiring 8/5/98 ................        174          19,636        18,996            (640)
South African Rand, expiring 9/16/98 .........        139          26,266        22,775          (3,491)
South Korean Won, expiring 3/11/99 ...........     78,465          46,385        57,148          10,763
FOREIGN CURRENCY SALE CONTRACTS
British Pound, expiring 8/5/98 ...............        232         375,747       385,229          (9,482)
German Mark, expiring 9/16/98 ................        824         467,727       458,851           8,876
South Korean Won, expiring 3/11/99 ...........     78,465          47,058        57,148         (10,090)
South African Rand, expiring 9/16/98 .........        497          89,205        81,183           8,022
                                                                                              ---------
                                                                                              $   1,356
                                                                                              =========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..     $32,433,076
U.S. Government securities ......................      17,195,733
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..      14,987,202
U.S. Government securities ......................      10,569,531

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 2,629,006
Aggregate gross unrealized depreciation .........        (787,280)
                                                      -----------
Net unrealized appreciation .....................     $ 1,841,726
                                                      ===========
Federal income tax cost of investments ..........     $50,673,751
                                                      ===========

At June 30, 1998 the Portfolio had loaned securities with a total value of $9,221,240, which was secured by collateral valued at $9,412,753, of which $8,581,253 was in the form of U.S. Government Securities.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (4.7%)
CHEMICALS (2.6%)
E.I. Du Pont de Nemours & Co.                                                57,911              $  4,321,608
Eastman Chemical Co. ...................................................     37,851                 2,356,225
Witco Corp. ............................................................     64,025                 1,872,731
                                                                                                 ------------
                                                                                                    8,550,564
                                                                                                 ------------
PAPER (2.1%)
Boise Cascade Corp. ....................................................     72,395                 2,370,936
International Paper Co. ................................................     38,875                 1,671,625
Kimberly Clark Corp. ...................................................     58,400                 2,679,100
                                                                                                 ------------
                                                                                                    6,721,661
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           15,272,225
                                                                                                 ------------
BUSINESS SERVICES (5.1%)
PRINTING, PUBLISHING,
  BROADCASTING (3.7%)
McGraw Hill Cos., Inc. .................................................     30,828                 2,514,409
MediaOne Group, Inc.* ..................................................     82,480                 3,623,965
Times Mirror Co., Class A ..............................................     48,675                 3,060,441
Viacom, Inc., Class B* .................................................     43,965                 2,560,961
                                                                                                 ------------
                                                                                                   11,759,776
                                                                                                 ------------
PROFESSIONAL SERVICES (1.4%)
NCR Corp.* .............................................................     60,413                 1,963,423
Pitney Bowes, Inc. .....................................................     54,220                 2,609,337
                                                                                                 ------------
                                                                                                    4,572,760
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           16,332,536
                                                                                                 ------------
CAPITAL GOODS (4.6%)
AEROSPACE (0.8%)
Boeing Co. .............................................................     59,310                 2,643,002
                                                                                                 ------------
ELECTRICAL EQUIPMENT (1.8%)
Cooper Industries, Inc. ................................................     56,436                 3,100,453
Emerson Electric Co. ...................................................     42,495                 2,565,635
                                                                                                 ------------
                                                                                                    5,666,088
                                                                                                 ------------
MACHINERY (2.0%)
Caterpillar, Inc. ......................................................     14,585                   771,182
Deere & Co. ............................................................     48,475                 2,563,116
Ingersoll-Rand Co. .....................................................     68,590                 3,022,247
                                                                                                 ------------
                                                                                                    6,356,545
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           14,665,635
                                                                                                 ------------
CONSUMER CYCLICALS (10.4%)
AIRLINES (0.6%)
UAL Corp.* .............................................................     23,600                 1,840,800
                                                                                                 ------------
AUTO RELATED (3.7%)
Dana Corp. .............................................................     60,272                 3,224,552
Eaton Corp. ............................................................     29,237                 2,273,177
Goodyear Tire & Rubber Co. .............................................     60,263                 3,883,197
Lear Corp.* ............................................................     48,020                 2,464,026
                                                                                                 ------------
                                                                                                   11,844,952
                                                                                                 ------------
AUTOS & TRUCKS (1.0%)
Ford Motor Co. .........................................................     55,775                 3,290,725
                                                                                                 ------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. ......................................................     44,838                 3,275,976
                                                                                                 ------------
RETAIL--GENERAL (4.1%)
Hasbro, Inc. ...........................................................     69,100                 2,716,494
J.C. Penny Co. .........................................................     41,465                 2,998,438
K-Mart Corp.* ..........................................................    156,240                 3,007,620
Sears Roebuck & Co. ....................................................     37,540                 2,292,286
Toys-R-Us, Inc.* .......................................................     87,165                 2,053,825
                                                                                                 ------------
                                                                                                   13,068,663
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           33,321,116
                                                                                                 ------------


                                                                             NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
CONSUMER NON-CYCLICALS (21.0%)
BEVERAGES (2.1%)
PepsiCo, Inc. ..........................................................    75,735               $  3,119,335
Whitman Corp. ..........................................................   154,242                  3,537,926
                                                                                                 ------------
                                                                                                    6,657,261
                                                                                                 ------------
CONTAINERS (1.3%)
Owens Illinois, Inc.* ..................................................    94,825                  4,243,419
                                                                                                 ------------
DRUGS (8.5%)
American Home Products Corp. ...........................................   105,310                  5,449,793
Bristol-Myers Squibb Co. ...............................................    52,530                  6,037,667
Johnson & Johnson ......................................................    40,775                  3,007,156
Merck & Co., Inc. ......................................................    44,830                  5,996,012
Pharmacia & Upjohn, Inc. ...............................................   150,349                  6,934,848
                                                                                                 ------------
                                                                                                   27,425,476
                                                                                                 ------------
FOODS (3.8%)
General Mills, Inc. ....................................................    35,855                  2,451,586
H.J. Heinz Co. .........................................................    68,720                  3,856,910
Quaker Oats Co. ........................................................    59,980                  3,295,151
Sara Lee Corp. .........................................................    47,086                  2,633,873
                                                                                                 ------------
                                                                                                   12,237,520
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Baxter International, Inc. .............................................    77,204                  4,154,540
                                                                                                 ------------
RETAIL--FOOD (1.1%)
McDonald's Corp. .......................................................    52,100                  3,594,900
                                                                                                 ------------
SOAPS & TOILETRIES (1.7%)
Clorox Co. .............................................................    25,695                  2,450,661
Colgate Palmolive Co. ..................................................    34,115                  3,002,120
                                                                                                 ------------
                                                                                                    5,452,781
                                                                                                 ------------
TOBACCO (1.2%)
Philip Morris Cos., Inc. ...............................................    97,985                  3,858,159
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     67,624,056
                                                                                                 ------------
CREDIT SENSITIVE (29.2%)
BANKS (12.8%)
BankBoston Corp. .......................................................    59,450                  3,306,906
Bankers Trust New York Corp. ...........................................    21,919                  2,543,974
Chase Manhattan Corp. ..................................................     5,100                    385,050
Citicorp ...............................................................    36,500                  5,447,625
Crestar Financial Corp. ................................................    30,600                  1,669,612
First Chicago NBD Corp. ................................................    40,755                  3,611,912
Firstar Corp. ..........................................................    27,055                  1,028,090
Fleet Financial Group, Inc. ............................................    22,795                  1,903,383
H.F. Ahmanson & Co. ....................................................     3,005                    213,355
Hibernia Corp., Class A ................................................    32,815                    662,453
J.P. Morgan & Co. ......................................................    23,488                  2,751,032
KeyCorp ................................................................    65,010                  2,315,981
Mercantile Bancorp, Inc. ...............................................    27,308                  1,375,641
National City Corp. ....................................................    36,935                  2,622,385
PNC Bank Corp. .........................................................    58,052                  3,123,923
Summit Bancorp .........................................................    23,485                  1,115,537
Union Planters Corp. ...................................................    26,524                  1,559,943
Washington Mutual, Inc. ................................................    47,785                  2,075,661
Wells Fargo & Co. ......................................................     9,680                  3,571,920
                                                                                                 ------------
                                                                                                   41,284,383
                                                                                                 ------------
FINANCIAL SERVICES (3.1%)
American Express Co. ...................................................    19,700                  2,245,800
Fannie Mae .............................................................    44,985                  2,732,839
Merrill Lynch & Co. ....................................................    26,340                  2,429,865
Travelers Group, Inc. ..................................................    42,355                  2,567,772
                                                                                                 ------------
                                                                                                    9,976,276
                                                                                                 ------------
INSURANCE (4.2%)
Allstate Corp. .........................................................    32,745                  2,998,214
American General Corp. .................................................    50,989                  3,629,780

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER            VALUE
                                         OF SHARES         (NOTE 1)
                                      --------------   ---------------
Aon Corp. .........................        51,481      $  3,616,540
CIGNA Corp. .......................        49,183         3,393,627
                                                       ------------
                                                         13,638,161
                                                       ------------
REAL ESTATE (0.7%)
Starwood Hotels & Resorts .........        47,752         2,307,026
                                                       ------------
UTILITY--ELECTRIC (2.1%)
Duke Energy Corp. .................        43,150         2,556,637
Texas Utilities Co. ...............        97,195         4,045,742
                                                       ------------
                                                          6,602,379
                                                       ------------
UTILITY--TELEPHONE (6.3%)
AT&T Corp. ........................        72,008         4,113,457
Ameritech Corp. ...................        67,725         3,039,159
GTE Corp. .........................        52,850         2,939,781
SBC Communications, Inc. ..........        94,700         3,788,000
Sprint Corp. ......................        45,352         3,197,316
U.S. West Communications
  Group ...........................        65,643         3,085,221
                                                       ------------
                                                         20,162,934
                                                       ------------
  TOTAL CREDIT SENSITIVE ..........                      93,971,159
                                                       ------------
DIVERSIFIED (0.9%)
MISCELLANEOUS (0.9%)
Minnesota Mining &
  Manufacturing Co. ...............        34,965         2,873,686
                                                       ------------
ENERGY (10.1%)
COAL & GAS PIPELINES (0.7%)
Sonat, Inc. .......................        54,250         2,095,406
                                                       ------------
OIL--DOMESTIC (4.5%)
Amoco Corp. .......................        77,462         3,224,356
Atlantic Richfield Co. ............        36,872         2,880,625
Coastal Corp. .....................        37,006         2,583,481
Kerr-McGee Corp. ..................        57,870         3,349,226
Tosco Corp. .......................        77,660         2,281,262
                                                       ------------
                                                         14,318,950
                                                       ------------
OIL--INTERNATIONAL (4.4%)
British Petroleum Co. plc (ADR)            46,306         4,086,505
Elf Acquitaine S.A. (ADR) .........        45,761         3,249,031
Exxon Corp. .......................        54,796         3,907,640
Mobil Corp. .......................        38,564         2,954,967
                                                       ------------
                                                         14,198,143
                                                       ------------


                                          NUMBER            VALUE
                                         OF SHARES         (NOTE 1)
                                      --------------   ---------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Cooper Cameron Corp.* .............        33,695      $  1,718,445
                                                       ------------
  TOTAL ENERGY ....................                      32,330,944
                                                       ------------
TECHNOLOGY (8.9%)
ELECTRONICS (3.8%)
Computer Associates
  International, Inc. .............        41,945         2,330,569
Seagate Technology, Inc.* .........       100,640         2,396,490
Texas Instruments, Inc. ...........       127,130         7,413,268
                                                       ------------
                                                         12,140,327
                                                       ------------
OFFICE EQUIPMENT (5.1%)
Hewlett Packard Co. ...............        54,153         3,242,411
International Business Machines
  Corp. ...........................        46,685         5,360,022
Xerox Corp. .......................        76,717         7,796,365
                                                       ------------
                                                         16,398,798
                                                       ------------
  TOTAL TECHNOLOGY ................                      28,539,125
                                                       ------------
TOTAL COMMON STOCKS (94.9%)
  (Cost $294,082,871) .............                     304,930,482
                                                       ------------
                                        PRINCIPAL
                                         AMOUNT
SHORT-TERM DEBT
  SECURITIES:
REPURCHASE AGREEMENT (4.8%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $15,576,509,
  collateralized by $9,799,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
$  15,924,906
  (Cost $15,574,000) ..............   $15,574,000        15,574,000
                                                       ------------
TOTAL INVESTMENTS (99.7%)
  (Cost $309,656,871) .............                     320,504,482
OTHER ASSETS
  LESS LIABILITIES (0.3%) .........                         980,605
                                                       ------------
NET ASSET VALUE (100%) ............                    $321,485,087
                                                       ============

----------
*     Non-income producing
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ...     $246,645,493
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...       91,531,908

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 19,347,909
Aggregate gross unrealized depreciation ..........       (8,500,298)
                                                       ------------
Net unrealized appreciation ......................     $ 10,847,611
                                                       ============
Federal income tax cost of investments ...........     $309,656,871
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $41,160,590, which was secured by collateral valued at $42,154,551.






























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS:
AUSTRALIA & NEW ZEALAND (0.3%)
AUSTRALIA (0.3%)
QBE Insurance Group Ltd. ...............     97,742               $  345,421
                                                                  ----------
CANADA (6.1%)
BCE, Inc. ..............................     42,300                1,787,951
BCE Mobile Communications,
  Inc.* Section  .......................     16,300                  423,686
Bank of Nova Scotia ....................     60,716                1,501,859
Bombardier, Inc., Class B ..............     35,400                  962,251
National Bank of Canada ................     39,354                  768,868
Northern Telecom Ltd. ..................     15,284                  866,224
                                                                  ----------
  TOTAL CANADA .........................                           6,310,839
                                                                  ----------
JAPAN (7.9%)
Canon, Inc. ............................     35,000                  795,340
Circle K Japan Co., Ltd. ...............        700                   24,390
Fuji Photo Film Co. ....................     13,000                  452,965
Fujitsu Ltd. ...........................     30,000                  315,972
Honda Motor Co., Ltd. ..................      9,000                  320,733
Mabuchi Motor Co., Ltd. ................      6,900                  438,032
Matsushita-Kotobuki Electronics
  Industries Ltd. ......................     12,000                  299,524
Mitsumi Electric Co., Ltd. .............     19,000                  335,810
Nikko Securities Co., Ltd. .............   353,000                 1,464,255
Nippon Television Network
  Corp. ................................     1,550                   449,502
Promise Co., Ltd. ......................    11,800                   486,062
Ricoh Co., Ltd. ........................    46,000                   484,822
Shiseido Co., Ltd. .....................    23,000                   261,492
Sony Corp. .............................    23,100                 1,991,379
                                                                  ----------
  TOTAL JAPAN ..........................                           8,120,278
                                                                  ----------
LATIN AMERICA (0.5%)
MEXICO (0.5%)
Coca-Cola Femsa S.A. (ADR) .............    28,300                   491,712
                                                                  ----------
OTHER EUROPEAN COUNTRIES (47.3%)
FRANCE (13.8%)
Alcatel Alsthom ........................     4,694                   955,488
Assurances Generales France ............     9,504                   537,630
Banque Nationale de Paris ..............    23,554                 1,924,047
Bouygues S.A. ..........................     4,569                   829,560
Cie Generale des Eaux ..................     9,885                 2,110,217
Credit Commercial de France ............     7,277                   612,483
Elf Acquitaine S.A. ....................     6,627                   931,451
Michelin, Class B (Registered) .........    20,673                 1,193,035
STMicroelectronics N.V. (N.Y.
  Shares)* .............................    14,870                 1,039,041
Scor ...................................    22,250                 1,410,975
Societe Generale Paris .................     7,905                 1,643,090
Television Francaise ...................     5,477                   848,607
Total S.A., Class B ....................     2,172                   282,297
                                                                  ----------
                                                                  14,317,921
                                                                  ----------
GERMANY (7.9%)
Bayer AG ...............................    12,577                   649,248
Bayerische Motoren Werek
  (BMW) AG .............................     1,191                 1,202,961
Bayerische Vereinsbank AG ..............     9,320                   793,246
Deutsche Bank AG .......................    15,481                 1,312,044
Deutsche Lufthansa AG
  (Registered) .........................    38,266                   961,159


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Deutsche Telekom AG ....................    25,480                $  688,038
Mannesmann AG ..........................    15,390                 1,562,467
Veba AG ................................    14,007                   955,287
                                                                  ----------
                                                                   8,124,450
                                                                  ----------
GREECE (0.2%)
Hellenic Telecommunication
  Organization S.A. ....................     8,666                   222,397
                                                                  ----------
IRELAND (4.0%)
Allied Irish Banks plc* ................    97,222                 1,401,966
Bank of Ireland ........................    70,240                 1,436,803
CRH plc ................................    89,591                 1,272,223
                                                                  ----------
                                                                   4,110,992
                                                                  ----------
ITALY (1.8%)
Telecom Italia S.p.A. ..................   248,094                 1,827,003
                                                                  ----------
NETHERLANDS (7.6%)
ABN-Amro Holdings N.V. .................    43,356                 1,014,974
Akzo Nobel N.V. ........................     6,919                 1,538,765
Gucci Group N.V. .......................       300                    15,900
ING Groep N.V. .........................    40,227                 2,635,241
Koninklijke KPN N.V. ...................     5,033                   193,815
Philips Electronics N.V. ...............    20,642                 1,735,987
TNT Post Group N.V.* ...................     5,033                   128,715
Vedior N.V. ............................     9,703                   274,398
Vendex International N.V. Section  .....     9,833                   378,174
                                                                  ----------
                                                                   7,915,969
                                                                  ----------
POLAND (0.1%)
Bank Handlowy (GDS)+ Section  ..........     5,571                   105,013
                                                                  ----------
PORTUGAL (0.9%)
Cimpor-Cimentos de Portugal
  S.A. .................................     7,900                   277,681
Electricidade de Portugal S.A. .........    30,114                   700,333
                                                                  ----------
                                                                     978,014
                                                                  ----------
SPAIN (1.2%)
Telefonica S.A. ........................    25,968                 1,200,624
                                                                  ----------
SWITZERLAND (9.8%)
Edipresse S.A. (Bearer) ................       804                   221,197
Fischer (Georg) AG (Bearer) ............     1,485                   578,050
Julius Baer Holding AG
  (Bearer) Section  ....................       428                 1,339,882
Liechtenstein Global Trust AG ..........       427                   467,652
Nestle S.A. (Registered) ...............     1,119                 2,396,433
Novartis AG (Registered) ...............       889                 1,480,396
SAirGroup (Registered) .................       670                   220,578
UBS AG (Registered)* ...................     6,930                 2,578,690
Zurich Versicherungs-
  Gesellschaft (Registered) ............     1,288                   822,579
                                                                  ----------
                                                                  10,105,457
                                                                  ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .........................                          48,907,840
                                                                  ----------
SCANDINAVIA (7.7%)
DENMARK (0.4%)
Unidanmark A/S, Class A
  (Registered) .........................     4,319                   388,465
                                                                  ----------
FINLAND (2.3%)
Huhtamaki, Class I .....................     4,500                   257,727
Nokia OYJ, Class A .....................    26,332                 1,937,960
Sampo Insurance Co., plc,
  Class A ..............................     3,100                   147,012
                                                                  ----------
                                                                   2,342,699
                                                                  ----------

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                   NUMBER            VALUE
                                                  OF SHARES         (NOTE 1)
                                               --------------   ---------------
SWEDEN (5.0%)
Ericsson LM, Class B .....................          34,582       $  1,010,105
ForeningsSparbanken AB ...................          20,067            603,746
Nordbanken Holding AB ....................          87,139            639,041
Pharmacia & Upjohn, Inc. .................          38,540          1,773,120
Svenska Handelsbanken, Class A                      15,415            714,999
Volvo AB, Class B ........................          16,211            482,652
                                                                 ------------
                                                                    5,223,663
                                                                 ------------
  TOTAL SCANDINAVIA ......................                          7,954,827
                                                                 ------------
SOUTHEAST ASIA (3.7%)
HONG KONG (1.1%)
China Telecom Ltd. .......................         343,000            595,425
Dao Heng Bank Group Ltd. Section  ........          41,000             58,209
Guoco Group Ltd. Section  ................          94,000             98,877
Smartone Telecommunications ..............         112,000            273,206
Smartone Telecommunications*+ Section .             48,000            117,088
                                                                 ------------
                                                                    1,142,805
                                                                 ------------
KOREA (1.0%)
Korea Electric Power .....................          94,700          1,010,455
                                                                 ------------
SINGAPORE (1.6%)
Development Bank of Singapore
  Ltd. (Foreign) .........................          59,000            326,517
Overseas Union Bank Ltd.
  (Foreign) ..............................         177,000            387,629
Overseas-Chinese Banking Corp.
  (Foreign) ..............................         179,000            609,204
United Overseas Bank Ltd.
  (Foreign) ..............................         123,000            382,214
                                                                 ------------
                                                                    1,705,564
                                                                 ------------
  TOTAL SOUTHEAST ASIA ...................                          3,858,824
                                                                 ------------
UNITED KINGDOM (14.7%)
Avis Europe plc ..........................         112,264            508,699
B.A.T. Industries plc ....................         178,998          1,793,567
BTR plc ..................................               1                  2
Bass plc .................................          55,665          1,043,951
British Airways plc ......................          94,316          1,021,442
British Petroleum Co. plc ................          19,600            286,079
Dixons Group plc .........................          54,780            437,289
Glaxo Wellcome plc .......................          25,964            780,047
Granada Group plc ........................          52,100            958,821
National Westminster Bank plc ............          64,724          1,157,639
Orange plc* ..............................          70,400            746,560
Premier Farnell plc ......................           6,500             32,999
Rio Tinto plc (Registered)                          49,726            560,539
Securicor plc ............................         158,503          1,291,741
Siebe plc ................................          46,848            936,491
SmithKline Beecham plc ...................         111,200          1,358,430
Smiths Industries plc ....................          68,297            946,668
Tomkins plc ..............................          36,870            200,267
Vodafone Group plc .......................          92,894          1,179,791
                                                                 ------------
  TOTAL UNITED KINGDOM ...................                         15,241,022
                                                                 ------------
TOTAL COMMON STOCKS (88.2%)
  (Cost $79,509,221) .....................                         91,230,763
                                                                 ------------


                                                  NUMBER            VALUE
                                                 OF SHARES         (NOTE 1)
                                               --------------   ---------------
PREFERRED STOCKS AND RIGHTS:
LATIN AMERICA (0.7%)
BRAZIL (0.7%)
Telecomunicacoes de Sao Paulo
  S.A. ...................................       1,950,000       $    465,350
Telecomunicacoes de Sao Paulo
  S.A.* (Rights)(expiring 7/1/98)                   91,645                 --
Telesp Celular S.A., Class B* ............       3,250,000            272,578
                                                                 ------------
TOTAL PREFERRED STOCKS
  AND RIGHTS (0.7%)
  (Cost $737,503) ........................                            737,928
                                                                 ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               ----------
SHORT-TERM DEBT SECURITIES:
UNITED STATES (11.2%)
REPURCHASE AGREEMENT (11.2%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $11,535,858,
  collateralized by $7,257,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
  $11,793,759 ............................     $11,534,000         11,534,000
                                                                  ------------
TOTAL INVESTMENTS (100.1%)
  (Cost $91,780,724) .....................                        103,502,691
OTHER ASSETS
  LESS LIABILITIES (--0.1%) ..............                            (55,000)
                                                                 ------------
NET ASSETS (100%) ........................                       $103,447,691
                                                                ==============


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials .........................                   2.3%
Business Services .......................                   1.9
Capital Goods ...........................                   8.9
Consumer Cyclicals ......................                  14.8
Consumer Non-Cyclicals ..................                  13.1
Credit Sensitive ........................
  Banks .................................       23.4
  Financial Services ....................        5.8
  Insurance .............................        3.5
  Utility--Electric .....................        1.9
  Utility--Telephone ....................        4.6
                                                ----
Total Credit Sensitive ..................                  39.2
Diversified .............................                   2.4
Energy ..................................                   2.7
Technology ..............................                  14.7
                                                          -----
                                                          100.0%
                                                          =====

----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $222,101 or 0.21% of net assets.
Section Illiquid security: is not actively traded.
     Glossary:
   ADR--American Depositary Receipt
   GDS--Global Depositary Share

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                        LOCAL
                                                      CONTRACT       COST ON          U.S.$          UNREALIZED
                                                       AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                       (000'S)         DATE           VALUE        (DEPRECIATION)
                                                     ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 10/28/98 .................      1,670      $2,716,631      $2,769,762       $  53,131
Canadian Dollar, expiring 7/3/98 .................        101          68,740          68,658             (82)
French Franc, expiring 7/31/98 ...................      1,344         222,520         222,271            (249)
German Mark, expiring 7/2/98 .....................        169          93,016          93,563             547
Irish Punt, expiring 7/2/98 ......................         12          16,275          16,227             (48)
Italian Lira, expiring 7/2/98-7/3/98 .............    583,543         328,267         328,414             147
Japanese Yen, expiring 7/2/98-7/3/98 .............     10,617          76,043          76,593             550
Netherlands Guilder, expiring 7/2/98 .............        179          87,608          88,069             461
Portuguese Escudos, expiring 7/2/98 ..............     82,560         445,512         447,141           1,629
Spanish Peseta, expiring 7/1/98 ..................     11,159          72,736          72,769              33
Swedish Krona, expiring 7/1/98-7/2/98 ............      4,088         512,536         512,432            (104)
Swiss Franc, expiring 7/1/98-7/2/98 ..............        601         393,574         396,345           2,771
FOREIGN CURRENCY SALE CONTRACTS
British Pound, expiring 7/1/98-10/28/98 ..........      2,226       3,685,940       3,698,243         (12,303)
French Franc, expiring 7/31/98 ...................         39           6,445           6,432              13
Hong Kong Dollar, expiring 7/2/98-7/3/98 .........         85          10,989          10,990              (1)
Japanese Yen, expiring 7/1/98-9/14/98 ............    978,495       6,941,695       7,137,666        (195,971)
Singapore Dollar, expiring 7/2/98-7/6/98 .........        349         206,976         206,571             405
Swiss Franc, expiring 7/3/98 .....................         59          38,660          38,757             (97)
                                                                                                    -----------
                                                                                                    $(149,168)
                                                                                                    ===========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..    $ 64,259,747
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..      34,310,616

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $ 13,814,222
Aggregate gross unrealized depreciation .........      (2,092,255)
                                                     ------------
Net unrealized appreciation .....................    $ 11,721,967
                                                     ============
Federal income tax cost of investments ..........    $ 91,780,724
                                                     ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $3,500,180, which was secured by collateral valued at $3,601,700.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                            NUMBER                 VALUE
                                                                           OF SHARES             (NOTE 1)
                                                                       --------------------   ------------------
COMMON STOCKS:
BUSINESS SERVICES (9.3%)
ENVIRONMENTAL CONTROL (0.8%)
U.S.A. Waste Services, Inc.* ...........................................   15,700                 $  775,188
                                                                                                  ----------
PRINTING, PUBLISHING,
  BROADCASTING (4.4%)
CBS Corp. ..............................................................   44,600                  1,416,050
Gannett Co. ............................................................   25,400                  1,804,987
Time Warner, Inc. ......................................................   10,900                    931,269
                                                                                                  ----------
                                                                                                   4,152,306
                                                                                                  ----------
PROFESSIONAL SERVICES (4.1%)
Cendant Corp.* .........................................................   50,600                  1,056,275
Compuware Corp.* .......................................................   14,900                    761,763
Interpublic Group, Inc. ................................................   14,100                    855,694
Pitney Bowes, Inc. .....................................................   16,700                    803,687
Quintiles Transnational Corp.* .........................................    9,500                    467,281
                                                                                                  ----------
                                                                                                   3,944,700
                                                                                                  ----------
  TOTAL BUSINESS SERVICES ..............................................                           8,872,194
                                                                                                  ----------
CAPITAL GOODS (5.0%)
BUILDING MATERIALS & FOREST
  PRODUCTS (0.9%)
Masco Corp. ............................................................   15,000                    907,500
                                                                                                  ----------
ELECTRICAL EQUIPMENT (2.9%)
General Electric Co. ...................................................   30,200                  2,748,200
                                                                                                  ----------
MACHINERY (1.2%)
Ingersoll-Rand Co. .....................................................   26,100                  1,150,031
                                                                                                  ----------
  TOTAL CAPITAL GOODS ..................................................                           4,805,731
                                                                                                  ----------
CONSUMER CYCLICALS (17.1%)
AIRLINES (0.9%)
AMR Corp.* .............................................................    9,600                    799,200
                                                                                                  ----------
APPAREL & TEXTILES (0.6%)
Jones Apparel Group, Inc.* .............................................   16,000                    585,000
                                                                                                  ----------
FOOD SERVICES, LODGING (0.5%)
Marriott International, Inc. ...........................................   15,600                    505,050
                                                                                                  ----------
LEISURE RELATED (1.3%)
Carnival Corp., Class A ................................................   30,000                  1,188,750
                                                                                                  ----------
RETAIL--GENERAL (13.8%)
CVS Corp. ..............................................................   51,300                  1,997,494
Costco Co., Inc.* ......................................................   28,400                  1,790,975
Dayton Hudson Corp. ....................................................   28,700                  1,391,950
Estee Lauder Cos., Class A .............................................   11,400                    794,438
Fred Meyer, Inc.* ......................................................    8,100                    344,250
Home Depot, Inc. .......................................................   13,100                  1,088,119
Office Depot, Inc.*                                                        13,300                    419,781
Safeway, Inc.* .........................................................   24,200                    984,637
TJX Cos., Inc. .........................................................   41,800                  1,008,425
Wal-Mart Stores, Inc. ..................................................   37,900                  2,302,425
Walgreen Co. ...........................................................   26,300                  1,086,519
                                                                                                  ----------
                                                                                                  13,209,013
                                                                                                  ----------
  TOTAL CONSUMER CYCLICALS .............................................                          16,287,013
                                                                                                  ----------
CONSUMER NON-CYCLICALS (17.8%)
BEVERAGES (1.2%)
Coca-Cola Enterprises, Inc. ............................................   28,100                  1,102,925
                                                                                                  ----------
CONTAINERS (0.5%)
Owens-lllinois, Inc.* ..................................................   10,800                    483,300
                                                                                                  ----------


                                                                             NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                      --------------------   ------------------
DRUGS (11.3%)
Bristol-Myers Squibb Co. ...............................................   15,800                 $1,816,013
Cardinal Health, Inc. ..................................................    8,900                    834,375
Eli Lilly & Co. ........................................................   17,100                  1,129,669
Merck & Co., Inc. ......................................................    7,800                  1,043,250
Pfizer, Inc. ...........................................................   16,700                  1,815,081
Schering-Plough Corp. ..................................................   18,800                  1,722,550
Warner Lambert Co. .....................................................   34,800                  2,414,250
                                                                                                  ----------
                                                                                                  10,775,188
                                                                                                  ----------
FOODS (0.7%)
Sara Lee Corp. .........................................................   11,600                    648,875
                                                                                                  ----------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Healthsouth Corp.* .....................................................   30,000                    800,625
McKesson Corp. .........................................................    3,500                    284,375
                                                                                                  ----------
                                                                                                   1,085,000
                                                                                                  ----------
SOAPS & TOILETRIES (3.0%)
Clorox Co. .............................................................    5,700                    543,637
Colgate Palmolive Co. ..................................................   10,900                    959,200
Procter & Gamble Co. ...................................................   15,100                  1,375,044
                                                                                                  ----------
                                                                                                   2,877,881
                                                                                                  ----------
  TOTAL CONSUMER NON-CYCLICALS..........................................                          16,973,169
                                                                                                  ----------
CREDIT SENSITIVE (22.3%)
BANKS (7.1%)
BankAmerica Corp. ......................................................   25,100                  2,169,581
Chase Manhattan Corp. ..................................................   10,100                    762,550
Comerica, Inc. .........................................................   13,850                    917,562
Fifth Third Bancorp ....................................................   11,500                    724,500
J.P. Morgan & Co. ......................................................    3,500                    409,938
MBNA Corp. .............................................................   32,800                  1,082,400
Norwest Corp. ..........................................................   12,000                    448,500
Southtrust Corp. .......................................................    6,850                    297,975
                                                                                                  ----------
                                                                                                   6,813,006
                                                                                                  ----------
FINANCIAL SERVICES (6.4%)
American Express Co. ...................................................   18,000                  2,052,000
Associates First Capital Corp.,
  Class A ..............................................................    6,100                    468,937
Conseco, Inc. ..........................................................   16,600                    776,050
Morgan Stanley Dean Witter &
  Co. ..................................................................   15,000                  1,370,625
SunAmerica, Inc. .......................................................   26,100                  1,499,119
                                                                                                  ----------
                                                                                                   6,166,731
                                                                                                  ----------
INSURANCE (4.5%)
American International Group,
  Inc. .................................................................   11,100                  1,620,600
Travelers Group, Inc. ..................................................   43,800                  2,655,375
                                                                                                  ----------
                                                                                                   4,275,975
                                                                                                  ----------
MORTGAGE RELATED (1.2%)
Federal Home Loan Mortgage
  Corp. ................................................................   24,200                  1,138,913
                                                                                                  ----------
UTILITY--TELEPHONE (3.1%)
Northern Telecom Ltd. ..................................................   10,200                    578,850
Sprint Corp. ...........................................................   20,100                  1,417,050
Worldcom, Inc.* ........................................................   19,100                    925,156
                                                                                                  ----------
                                                                                                   2,921,056
                                                                                                  ----------
  TOTAL CREDIT SENSITIVE ...............................................                          21,315,681
                                                                                                  ----------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                            NUMBER         VALUE
                                          OF SHARES       (NOTE 1)
                                         -----------   -------------
DIVERSIFIED (3.3%)
MISCELLANEOUS (3.3%)
Tyco International Ltd. ..............   50,200        $3,162,600
                                                       ----------
ENERGY (1.8%)
OIL--DOMESTIC (1.0%)
Exxon Corp. ..........................   12,700           905,669
                                                       ----------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Cooper Cameron Corp.* ................    6,800           346,800
Western Atlas, Inc. ..................    5,200           441,350
                                                       ----------
                                                          788,150
                                                       ----------
  TOTAL ENERGY .......................                  1,693,819
                                                       ----------
TECHNOLOGY (19.9%)
ELECTRONICS (9.4%)
BMC Software, Inc.* ..................   30,400         1,578,900
Cisco Systems, Inc.* .................   13,600         1,252,050
Computer Associates
  International, Inc. ................   23,500         1,305,719
HBO & Co. ............................   38,000         1,339,500
Microsoft Corp.* .....................   25,900         2,806,912
Peoplesoft, Inc.* ....................   14,900           700,300
                                                       ----------
                                                        8,983,381
                                                       ----------
OFFICE EQUIPMENT (1.8%)
Dell Computer Corp.* .................    6,200           575,437
EMC Corp.* ...........................   25,600         1,147,200
                                                       ----------
                                                        1,722,637
                                                       ----------
OFFICE EQUIPMENT SERVICES (1.3%)
America Online, Inc. .................    6,600           699,600
Parametric Technology Corp.* .........   19,800           537,075
                                                       ----------
                                                        1,236,675
                                                       ----------
TELECOMMUNICATIONS (7.4%)
AT&T Corp. ...........................   21,700         1,239,612
AirTouch Communications, Inc.*           14,100           823,969
Lucent Technologies, Inc. ............   25,200         2,096,325
Tele-Communications TCI
  Ventures Group, Class A* ...........   41,900           840,619
Telecommunications, Inc.,
  Class A* ...........................   28,700         1,103,156
Tellabs, Inc.* .......................   13,700           981,263
                                                       ----------
                                                        7,084,944
                                                       ----------
  TOTAL TECHNOLOGY ...................                 19,027,637
                                                       ----------
TOTAL COMMON STOCKS (96.5%)
 (Cost $77,301,019) ..................                 92,137,844
                                                       ----------

                                             PRINCIPAL          VALUE
                                               AMOUNT          (NOTE 1)
                                           -------------   ---------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (5.0%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $4,828,778,
  collateralized by $3,038,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
  $4,937,225 (Cost $4,828,000) .........   $4,828,000      $ 4,828,000
                                                           -----------
TOTAL INVESTMENTS (101.5%)
  (Cost $82,129,019) ...................                    96,965,844
OTHER ASSETS
  LESS LIABILITIES (-1.5%) .............                    (1,462,937)
                                                           -----------
NET ASSETS (100%) ......................                   $95,502,907
                                                           ===========

---------------------
*     Non-income producing

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $54,890,641
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     13,427,249

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $ 15,884,435
Aggregate gross unrealized depreciation .........      (1,047,610)
                                                     ------------
Net unrealized appreciation .....................    $ 14,836,825
                                                     ============
Federal income tax cost of investments ..........    $ 82,129,019
                                                     ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $15,718,854, which was secured by collateral valued at $16,147,100.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                      -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (11.2%)
CHEMICALS (5.6%)
Dow Chemical Co. .....................     28,400              $  2,745,925
E.I. Du Pont de Nemours & Co.              26,400                 1,970,100
Eastman Chemical Co. .................      7,100                   441,975
Great Lakes Chemical Corp. ...........     33,600                 1,325,100
Hercules, Inc. .......................     36,300                 1,492,837
Imperial Chemical Industries plc
  (ADR) ..............................     13,800                   890,100
Lonrho plc* ..........................     28,350                   133,039
Nalco Chemical Co. ...................     28,400                   997,550
Octel Corp.* .........................      7,375                   146,578
Witco Corp. ..........................     38,100                 1,114,425
                                                               ------------
                                                                 11,257,629
                                                               ------------
CHEMICALS--SPECIALTY (1.2%)
International Flavors &
  Fragrances, Inc. ...................     41,500                 1,802,656
Lubrizol Corp. .......................     19,100                   577,775
                                                               ------------
                                                                  2,380,431
                                                               ------------
METALS & MINING (1.5%)
Inco Ltd. ............................     31,800                   433,275
Newmont Mining Corp. .................     37,400                   883,575
Phelps Dodge Corp. ...................     14,400                   823,500
Reynolds Metals Co. ..................     13,600                   760,750
                                                               ------------
                                                                  2,901,100
                                                               ------------
PAPER (2.6%)
Consolidated Papers, Inc. ............     37,800                 1,030,050
Georgia-Pacific Corp. (Timber
  Group) .............................      7,400                   170,663
International Paper Co. ..............     23,100                   993,300
Kimberly-Clark Corp. .................     36,100                 1,656,088
Union Camp Corp. .....................     27,300                 1,354,762
                                                               ------------
                                                                  5,204,863
                                                               ------------
STEEL (0.3%)
USX-U.S. Steel Group, Inc. ...........     20,400                   673,200
                                                               ------------
  TOTAL BASIC MATERIALS ..............                           22,417,223
                                                               ------------
BUSINESS SERVICES (5.1%)
ENVIRONMENTAL CONTROL (1.4%)
Browning-Ferris Industries, Inc. .....     35,400                 1,230,150
Waste Management, Inc. ...............     44,600                 1,561,000
                                                               ------------
                                                                  2,791,150
                                                               ------------
PRINTING, PUBLISHING,
  BROADCASTING (3.2%)
Donnelley (R.R.) & Sons Co. ..........     32,200                 1,473,150
Dow Jones & Co., Inc. ................     23,300                 1,298,975
Dun & Bradstreet Corp.* ..............     29,900                 1,080,137
Knight Ridder, Inc. ..................     31,300                 1,723,456
Readers Digest Association, Inc.,
  Class A (Non Voting) ...............     30,100                   816,463
                                                               ------------
                                                                  6,392,181
                                                               ------------
TRUCKING, SHIPPING (0.5%)
Alexander & Baldwin, Inc. ............     14,500                   422,313
Gatx Corp. ...........................     14,000                   614,250
                                                               ------------
                                                                  1,036,563
                                                               ------------
  TOTAL BUSINESS SERVICES ............                           10,219,894
                                                               ------------


                                           NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                      -------------------   -------------------
CAPITAL GOODS (5.7%)
AEROSPACE (0.5%)
Allied Signal, Inc. ..................    24,100               $  1,069,438
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.5%)
Armstrong World Industries, Inc.          14,600                    983,675
Georgia-Pacific Corp. ................     9,800                    577,587
PPG Industries, Inc. .................    20,000                  1,391,250
                                                               ------------
                                                                  2,952,512
                                                               ------------
ELECTRICAL EQUIPMENT (2.6%)
AMP, Inc. ............................    37,200                  1,278,750
Cooper Industries, Inc. ..............    18,400                  1,010,850
General Electric Co. .................    21,300                  1,938,300
Hubbell, Inc., Class B ...............    21,100                    878,287
                                                               ------------
                                                                  5,106,187
                                                               ------------
MACHINERY (1.1%)
Pall Corp. ...........................    47,500                    973,750
Tomkins plc ..........................   241,500                  1,311,755
                                                               ------------
                                                                  2,285,505
                                                               ------------
  TOTAL CAPITAL GOODS ................                           11,413,642
                                                               ------------
CONSUMER CYCLICALS (6.3%)
APPAREL & TEXTILES (0.1%)
Unifi, Inc. ..........................     4,200                    143,850
                                                               ------------
AUTO RELATED (1.5%)
Genuine Parts Co. ....................    43,900                  1,517,294
TRW Inc. .............................    26,600                  1,453,025
                                                               ------------
                                                                  2,970,319
                                                               ------------
AUTOS & TRUCKS (0.8%)
General Motors Corp. .................    23,600                  1,576,775
                                                               ------------
FOOD SERVICES, LODGING (0.4%)
Hilton Hotels Corp. ..................    27,500                    783,750
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.7%)
Whirlpool Corp. ......................    21,300                  1,464,375
                                                               ------------
PHOTO & OPTICAL (1.5%)
Bausch & Lomb, Inc. ..................    22,500                  1,127,812
Eastman Kodak Co. ....................    26,800                  1,958,075
                                                               ------------
                                                                  3,085,887
                                                               ------------
RETAIL--GENERAL (1.3%)
J.C. Penny Co. .......................    21,300                  1,540,256
May Department Stores Co. ............    15,500                  1,015,250
                                                               ------------
                                                                  2,555,506
                                                               ------------
  TOTAL CONSUMER CYCLICALS ...........                           12,580,462
                                                               ------------
CONSUMER NON-CYCLICALS (14.3%)
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc. ............    44,000                  2,076,250
Brown-Forman Corp., Class B ..........    18,700                  1,201,475
                                                               ------------
                                                                  3,277,725
                                                               ------------
CONTAINERS (0.3%)
Tupperware Corp. .....................    23,500                    660,938
                                                               ------------
DRUGS (3.6%)
Abbott Laboratories ..................    31,300                  1,279,388
American Home Products Corp. .........    56,300                  2,913,525

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                   -------------------   -------------------
Amgen, Inc.* .......................      8,100              $    529,537
Pharmacia & Upjohn, Inc. ...........     52,100                 2,403,112
                                                             ------------
                                                                7,125,562
                                                             ------------
FOODS (3.9%)
General Mills, Inc. ................     30,000                 2,051,250
H.J. Heinz Co. .....................     23,900                 1,341,387
Kellogg Co. ........................     21,600                   811,350
McCormick & Co., Inc.
  (Non-Voting) .....................     42,500                 1,518,047
Quaker Oats Co. ....................     29,400                 1,615,163
Sara Lee Corp. .....................      7,200                   402,750
                                                             ------------
                                                                7,739,947
                                                             ------------
HOSPITAL SUPPLIES & SERVICES (1.8%)
Baxter International, Inc. .........     12,000                   645,750
Johnson & Johnson ..................      6,900                   508,875
Smith & Nephew plc .................    215,900                   539,029
U.S. Surgical Corp. ................     43,700                 1,993,812
                                                             ------------
                                                                3,687,466
                                                             ------------
TOBACCO (3.1%)
Fortune Brands, Inc. ...............     34,300                 1,318,406
Philip Morris Cos., Inc. ...........     60,500                 2,382,188
RJR Nabisco Holdings Corp. .........     42,300                 1,004,625
UST, Inc. ..........................     51,900                 1,401,300
                                                             ------------
                                                                6,106,519
                                                             ------------
  TOTAL CONSUMER NON-CYCLICALS                                 28,598,157
                                                             ------------
CREDIT SENSITIVE (33.2%)
BANKS (9.0%)
Banc One Corp. .....................     29,450                 1,643,678
BankBoston Corp. ...................     19,600                 1,090,250
Bankers Trust New York Corp. .......     12,500                 1,450,781
Chase Manhattan Corp. ..............     21,600                 1,630,800
First Union Corp. ..................     24,660                 1,436,445
Fleet Financial Group, Inc. ........     16,900                 1,411,150
J.P. Morgan & Co. ..................     18,500                 2,166,813
Mellon Bank Corp. ..................     51,000                 3,550,875
Mercantile Bankshares Corp. ........     18,150                   631,847
National City Corp. ................     14,400                 1,022,400
PNC Bank Corp. .....................     12,500                   672,656
Wells Fargo & Co. ..................      3,300                 1,217,700
                                                             ------------
                                                               17,925,395
                                                             ------------
FINANCIAL SERVICES (2.1%)
Fannie Mae .........................     30,100                 1,828,575
H&R Block, Inc. ....................     28,500                 1,200,562
Transamerica Corp. .................     10,200                 1,174,275
                                                             ------------
                                                                4,203,412
                                                             ------------
INSURANCE (5.1%)
American General Corp. .............     26,300                 1,872,231
Exel Ltd. ..........................     17,600                 1,369,500
Hilb, Rogal & Hamilton Co. .........      1,000                    15,625
Lincoln National Corp. .............     11,100                 1,014,262
Safeco Corp. .......................     36,900                 1,676,644
St. Paul Cos. ......................     55,966                 2,354,070
Travelers Group, Inc. ..............     21,400                 1,297,375
Willis Corroon Group plc (ADR)           45,100                   566,569
                                                             ------------
                                                               10,166,276
                                                             ------------


                                         NUMBER                VALUE
                                       OF SHARES              (NOTE 1)
                                   -------------------   -------------------
REAL ESTATE (3.0%)
Cresent Real Estate Equities Co.        31,200               $  1,049,100
Rouse Co. ..........................    10,700                    336,381
Security Capital Pacific Trust .....    17,200                    387,000
Simon Debartolo Group, Inc. ........    48,900                  1,589,250
Starwood Hotels & Resorts ..........    44,697                  2,159,424
Weingarten Realty Investments ......    11,500                    480,844
                                                             ------------
                                                                6,001,999
                                                             ------------
UTILITY--ELECTRIC (7.0%)
Baltimore Gas & Electric Co. .......    21,700                    674,056
Central & South West Corp. .........    19,600                    526,750
DQE, Inc. ..........................    26,600                    957,600
Dominion Resources, Inc. ...........    25,200                  1,026,900
Duke Energy Corp. ..................    27,800                  1,647,150
Entergy Corp. ......................    25,200                    724,500
FirstEnergy Corp. ..................    44,570                  1,370,528
GPU, Inc. ..........................    17,300                    654,156
Houston Industries, Inc. ...........    38,300                  1,182,513
Pacificorp .........................    36,000                    814,500
Peco Energy Co. ....................    29,200                    852,275
Southern Co. .......................    52,800                  1,461,900
TECO Energy, Inc. ..................    24,400                    654,225
Unicom Corp. .......................    39,200                  1,374,450
                                                             ------------
                                                               13,921,503
                                                             ------------
UTILITY--TELEPHONE (7.0%)
AT&T Corp. .........................    33,900                  1,936,537
Alltel Corp. .......................    61,100                  2,841,150
Bell Atlantic Corp. ................    36,200                  1,651,625
Bellsouth Corp. ....................    21,100                  1,416,338
GTE Corp. ..........................    37,400                  2,080,375
SBC Communications, Inc. ...........    55,000                  2,200,000
Southern New England
  Telecommunications Corp. .........    16,100                  1,054,550
U.S. West Communications
  Group ............................    18,700                    878,900
                                                             ------------
                                                               14,059,475
                                                             ------------
  TOTAL CREDIT SENSITIVE ...........                           66,278,060
                                                             ------------
DIVERSIFIED (1.5%)
MISCELLANEOUS (1.5%)
Lonrho Africa plc ..................    18,950                     22,786
Minnesota Mining &
  Manufacturing Co. ................    19,700                  1,619,094
Olin Corp. .........................    29,900                  1,246,456
                                                             ------------
  TOTAL DIVERSIFIED ................                            2,888,336
                                                             ------------
ENERGY (14.0%)
OIL--DOMESTIC (8.8%)
Amoco Corp. ........................    64,400                  2,680,650
Atlantic Richfield Co. .............    32,900                  2,570,312
Chevron Corp. ......................    29,500                  2,450,344
Exxon Corp. ........................    42,000                  2,995,125
Mobil Corp. ........................    25,900                  1,984,588
Occidental Petroleum Corp. .........    34,700                    936,900
Phillips Petroleum Co. .............    18,400                    886,650
Texaco, Inc. .......................    39,200                  2,339,750
Unocal Corp. .......................    19,600                    700,700
                                                             ------------
                                                               17,545,019
                                                             ------------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                        NUMBER          VALUE
                                      OF SHARES        (NOTE 1)
                                     -----------   ---------------
OIL--INTERNATIONAL (2.1%)
Amerada Hess Corp. ...............     27,300       $  1,482,731
British Petroleum Co. plc (ADR)        14,800          1,306,100
Royal Dutch Petroleum Co.
  (NY Shares) ....................     25,000          1,370,313
                                                    ------------
                                                       4,159,144
                                                    ------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
USX-Marathon Group, Inc. .........     27,100            929,869
                                                    ------------
RAILROADS (2.6%)
Burlington Northern Santa Fe
  Corp. ..........................     10,900          1,070,244
Norfolk Southern Corp. ...........     75,000          2,235,937
Union Pacific Corp. ..............     44,800          1,976,800
                                                    ------------
                                                       5,282,981
                                                    ------------
  TOTAL ENERGY ...................                    27,917,013
                                                    ------------
TECHNOLOGY (1.4%)
OFFICE EQUIPMENT (0.4%)
Hewlett Packard Co. ..............     14,100            844,237
                                                    ------------
TELECOMMUNICATIONS (1.0%)
BCE, Inc. ........................     26,300          1,114,339
Frontier Corp. ...................     27,700            872,550
                                                    ------------
                                                       1,986,889
                                                    ------------
  TOTAL TECHNOLOGY ...............                     2,831,126
                                                    ------------
TOTAL COMMON STOCKS (92.7%)
  (Cost $176,609,700) ............                   185,143,913
                                                    ------------


                                         PRINCIPAL         VALUE
                                          AMOUNT          (NOTE 1)
                                       ------------   ---------------
SHORT-TERM DEBT
  SECURITIES:
COMMERCIAL PAPER (7.1%)
Abbey National North America
  plc
  5.55%, 7/2/98 ....................    $  250,000     $    249,961
Bellsouth Corp.
  5.71%, 7/8/98 ....................       202,000          201,776
H.J. Heinz Co.
  5.55%, 7/31/98 ...................     1,154,000        1,148,692
Metlife Funding, Inc.
  5.52%, 7/8/98 ....................     6,590,000        6,582,939
Preferred Receivables Funding
  5.54%, 7/1/98+ Section  ..........     5,250,000        5,250,000
Proctor & Gamble Corp.
  5.53%, 7/31/98 ...................       631,000          628,108
                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.1%)
  (Amortized Cost $14,061,476) .....                     14,061,476
                                                       ------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost $190,671,176)                    199,205,389
OTHER ASSETS
  LESS LIABILITIES (0.2%) ..........                        473,055
                                                       ------------
NET ASSETS (100%) ..................                   $199,678,444
                                                       ============

----------
*     Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $5,250,000 or 2.63% of net assets.

Section Illiquid security: is not actively traded.
   Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $101,427,225
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      12,942,471

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 14,279,790
Aggregate gross unrealized depreciation ..........       (5,745,577)
                                                       ------------
Net unrealized appreciation ......................     $  8,534,213
                                                       ============
Federal income tax cost of investments ...........     $190,671,176
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $33,914,899, which was secured by collateral valued at $34,638,064.

For the six months ended June 30, 1998 the Portfolio incurred approximately $1,912 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS AND WARRANTS:
AUSTRALIA & NEW ZEALAND (2.2%)
AUSTRALIA (2.0%)
AMP Ltd.* ..........................         11,000          $    128,898
Australian Gas & Light Co., Ltd.             26,346               164,979
Brambles Industries Ltd. ...........          6,000               117,887
Broken Hill Proprietary Ltd. .......         20,569               174,076
Colonial Ltd.* .....................         32,000                96,819
Commonwealth Bank of
  Australia ........................         22,597               263,952
Fosters Brewing Corp. ..............         22,000                51,832
GIO Australia Holdings, Ltd. .......         15,000                38,539
Goodman Fielder, Ltd. ..............         52,000                75,764
John Fairfax Holdings Ltd. .........         45,000                78,316
Lend Lease Corp. ...................          7,108               143,888
National Australia Bank Ltd. .......          7,126                94,106
News Corp., Ltd. ...................         29,034               237,255
Publishing & Broadcasting Ltd. .....         22,000                94,798
Sydney Harbour Casino
  Holdings* ........................         71,200                41,496
Tabcorp Holdings Ltd. ..............         23,000               117,645
Telstra Corp., Ltd. ................         47,305               121,423
Westpac Banking Corp. ..............         30,000               183,210
Woodside Petroleum Ltd. ............         16,000                79,955
                                                             ------------
                                                                2,304,838
                                                             ------------
NEW ZEALAND (0.2%)
Fletcher Challenge Building ........         16,251                20,264
Fletcher Challenge Energy ..........         14,255                34,068
Telecom Corp. of New Zealand
  Ltd. .............................         28,000               115,507
Telecom Corp. of New Zealand
  Ltd. .............................          8,000                17,124
                                                             ------------
                                                                  186,963
                                                             ------------
  TOTAL AUSTRALIA & NEW
     ZEALAND .......................                            2,491,801
                                                             ------------
CANADA (0.2%)
Alcan Aluminum Ltd. ................          4,800               132,106
Royal Bank of Canada ...............          1,800               108,253
                                                             ------------
  TOTAL CANADA .....................                              240,359
                                                             ------------
JAPAN (15.7%)
Advantest Corp. ....................          1,500                80,724
Alps Electric Co., Ltd. ............         13,000               154,740
Amada Co., Ltd. ....................         17,000                82,780
Canon, Inc. ........................         52,000             1,181,648
Citizen Watch Co., Ltd. ............         10,000                82,600
DDI Corp. ..........................             55               191,639
Daifuku Co., Ltd. ..................          2,000                 7,459
Daiichi Pharma Co., Ltd. ...........         22,000               290,434
Dainippon Screen Manufacturing
  Co., Ltd. ........................         15,000                61,463
Daiwa House Industry Co., Ltd. .....         23,000               203,253
Denso Corp. ........................         47,000               779,830
East Japan Railway Co. .............             73               343,356
Fanuc ..............................          5,700               197,374
Fujitsu Ltd. .......................          9,000                94,792
Hitachi Ltd. .......................         51,000               332,961
Hitachi Zosen Corp. ................         25,000                40,398
Honda Motor Co., Ltd. ..............          3,000               106,911


                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
                                      -------------------   -------------------
Inax ...............................         5,000           $     17,205
Ito-Yokado Co., Ltd. ...............        14,000                659,501
Kao Corp. ..........................        20,000                308,758
Kokuyo .............................        14,000                237,339
Komatsu Ltd. .......................        18,000                 87,520
Komori Corp. .......................         9,000                171,079
Kuraray Co., Ltd. ..................        31,000                263,663
Kyocera Corp. ......................        13,000                635,839
Makita Corp. .......................        15,000                173,027
Marui Co., Ltd. ....................        34,000                507,719
Matsushita Electric Industries Co.          53,000                852,619
Mitsubishi Corp. ...................        28,000                173,712
Mitsubishi Heavy Industries Ltd.           158,000                597,259
Mitsui Fudosan Co., Ltd. ...........        77,000                608,801
Murata Manufacturing Co., Ltd. .....        15,000                486,943
NEC Corp. ..........................        85,000                792,851
Nippon Telegraph & Telephone
  Corp. ............................            41                340,139
Nomura Securities Co. ..............        47,000                547,576
Pioneer Electric Corp. .............         8,000                152,936
Sangetsu Co., Ltd. .................         2,000                 25,826
Sankyo Co. .........................        36,000                820,661
Sega Enterprises ...................         2,500                 43,194
Sekisui Chemical Co. ...............        33,000                169,023
Sekisui House Ltd. .................        20,000                155,100
Seven-Eleven Japan Co., Ltd. .......         4,000                238,349
Sharp Corp. ........................         8,000                 64,868
Shin-Etsu Chemical Co. .............        29,000                502,092
Shiseido Co., Ltd. .................        13,000                147,800
Sony Corp. .........................        13,000              1,120,690
Sumitomo Corp. .....................        57,000                274,268
Sumitomo Electric Industries .......        77,000                779,332
Sumitomo Forestry Co. ..............         8,000                 44,957
TDK Corp. ..........................        13,000                961,261
Tokio Marine & Fire Insurance
  Co. ..............................        11,000                113,158
Tokyo Electron Ltd. ................         5,000                153,297
Tokyo Steel Manufacturing ..........         7,800                 40,176
Toppan Printing Co., Ltd. ..........        30,000                321,166
Uny Co., Ltd. ......................        15,000                243,471
Yurtec Corp. .......................         3,000                 17,919
                                                             ------------
  TOTAL JAPAN ......................                           18,083,456
                                                             ------------
LATIN AMERICA (4.2%)
ARGENTINA (0.8%)
Banco Frances Rio Plata (ADR)                2,220                 50,921
Banco Galicia Y Bueno (ADR) ........         2,561                 46,738
Perez Companc S.A. .................        22,347                112,198
Telefonica de Argentina (ADR) ......         5,810                188,462
YPF S.A., Class D (ADR) ............        16,031                481,932
                                                             ------------
                                                                  880,251
                                                             ------------
BRAZIL (1.7%)
CEMIG (ADR) ........................         3,224                 99,785
Eletrobras .........................     3,593,000                105,626
Empresa S.A. .......................        20,000                     51
Pao de Acucar (ADR) ................         2,000                 45,250
Telebras S.A. (ADR) ................        15,000              1,637,813
Unibanco S.A. (GDR) ................         3,675                108,412
                                                             ------------
                                                                1,996,937
                                                             ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
                                    -------------------   -------------------
CHILE (0.1%)
CCU S.A. (ADS) .....................        649              $     13,710
Chilectra S.A. (ADR)+ Section  .....      2,211                    47,395
Enersis S.A. (ADR) .................      1,645                    40,200
Santa Isabel S.A. (ADR) ............        200                     2,200
                                                             ------------
                                                                  103,505
                                                             ------------
MEXICO (1.5%)
Cemex S.A. .........................     10,300                    45,368
Cemex S.A. (ADR) ...................     16,000                   119,296
Cifra S.A., Class B (ADR) ..........      2,360                    34,562
Fomento Economico Mexicano
  S.A. de C.V. .....................      3,400                   105,890
Gruma S.A. (ADS)*+ Section  ........      3,467                    30,557
Gruma S.A., Class B* ...............     15,250                    33,585
Grupo Financeiro Banamex,
  Class B* .........................     22,000                    42,823
Grupo Industrial Maseca S.A.,
  Class B ..........................     26,000                    18,219
Grupo Modelo S.A., Class C .........     13,000                   107,725
Grupo Televisa S.A. (GDR)* .........      4,500                   169,313
Kimberly Clark de Mexico,
  Class A ..........................     31,000                   109,477
Panamerican Beverages, Inc.,
  Class A ..........................      7,000                   220,062
TV Azteca S.A. (ADS) ...............      5,800                    62,712
Telmex, Class L (ADR) ..............     12,000                   576,750
                                                             ------------
                                                                1,676,339
                                                             ------------
PANAMA (0.0%)
Banco Latinoamericano de
  Exportaciones S.A. ...............        387                    11,900
                                                             ------------
PERU (0.0%)
Credicorp Ltd. .....................      1,012                    14,864
Telefonica de Peru S.A. (ADS) ......      1,330                    27,182
                                                             ------------
                                                                   42,046
                                                             ------------
VENEZUELA (0.1%)
CANTV (ADR) ........................      2,841                    71,025
                                                             ------------
  TOTAL LATIN AMERICA ..............                            4,782,003
                                                             ------------
OTHER EUROPEAN COUNTRIES (46.2%)
BELGIUM (2.2%)
Credit Communal Holdings/Dexia              715                   107,577
Generale de Banque S.A. ............        750                   556,656
Kredietbank N.V. ...................     19,840                 1,775,046
UCB S.A. ...........................         26                   134,855
                                                             ------------
                                                                2,574,134
                                                             ------------
CZECH REPUBLIC (0.0%)
SPT Telecom A/S* ...................      1,900                    26,301
                                                             ------------
FRANCE (10.3%)
Accor S.A. .........................        590                   165,073
Alcatel Alsthom ....................      3,700                   753,154
Canal Plus .........................      1,090                   203,671
Carrefour S.A. .....................        601                   380,128
Cie Generale des Eaux ..............      7,540                 1,609,614
Compagnie de Saint Gobain ..........      3,060                   567,219
Credit Commercial de France ........      3,989                   335,742
Dexia France .......................      1,464                   197,056
Elf Acquitaine S.A. ................      3,440                   483,506
Groupe Danone ......................      1,970                   543,033


                                          NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                    -------------------   -------------------
Groupe GTM .........................        440              $     45,692
L'Oreal ............................        410                   228,000
Lafarge S.A. .......................      1,931                   199,566
Lapeyre S.A. .......................      1,920                   178,745
Legrand S.A. .......................        930                   246,052
Pathe S.A. .........................        390                    76,420
Pinault-Printemps-Redoute S.A. .....      1,650                 1,380,570
Primagaz Cie Gaz ...................        150                    13,171
STMicroelectronics N.V.* ...........      1,200                    85,027
Sanofi S.A. ........................      5,218                   613,476
Schneider S.A. .....................      8,149                   649,629
Societe Generale Paris .............      2,145                   445,848
Sodexho Alliance S.A. ..............      3,642                   688,352
Television Francaise ...............      3,230                   500,456
Total S.A., Class B ................      9,330                 1,212,630
                                                             ------------
                                                               11,801,830
                                                             ------------
GERMANY (6.9%)
Allianz AG (Registered) ............      1,890                   623,538
Bayer AG ...........................      9,382                   484,316
Bayer Hypothecken Und
  Wechselbank AG ...................      7,520                   477,010
Bayerische Vereinsbank AG ..........      6,043                   514,333
Bilfinger & Berger BAU AG ..........      1,640                    55,743
Buderus AG .........................        110                    54,893
Commerzbank AG .....................      2,240                    85,700
Deutsche Bank AG ...................      8,502                   720,560
Deutsche Telekom AG ................     16,750                   452,301
Dresdner Bank AG ...................      7,518                   405,601
Dresdner Bank AG* (Warrants)
  (expiring 4/30/02) ...............      4,238                   110,679
Gehe AG ............................     12,770                   686,826
Hoechst AG .........................      3,180                   158,868
Hornbach Baumarkt AG ...............        260                    12,758
Mannesmann AG* .....................      8,570                   870,068
Rhoen-Kilnikum AG ..................      1,420                   137,788
SAP AG .............................      1,560                   947,158
Siemens AG .........................      3,249                   197,804
Veba AG ............................     10,940                   746,116
Volkswagen AG ......................        199                   191,442
                                                             ------------
                                                                7,933,502
                                                             ------------
ITALY (5.2%)
Assicurazioni Generali S.p.A. ......     13,440                   437,196
Banca Commerciale Italiana .........     23,000                   137,597
Banca di Roma ......................    278,000                   578,890
Credito Italiano S.p.A. ............    140,205                   734,225
ENI S.p.A. (Registered) ............    104,683                   686,359
Industrie Natuzzi S.p.A. (ADR) .....      4,000                   104,000
Istituto Mobiliare Italiano S.p.A.       24,000                   378,197
Istituto Nazionale delle
  Assicurazioni ....................     73,000                   207,474
Italgas S.p.A. .....................     15,000                    61,119
La Rinascente S.p.A. ...............      3,000                    29,884
Mediolanum S.p.A. ..................     11,000                   349,157
Telecom Italia Mobile S.p.A. .......    163,000                   997,164
Telecom Italia S.p.A. ..............    169,665                 1,249,440
                                                             ------------
                                                                5,950,702
                                                             ------------
NETHERLANDS (11.4%)
ABN-Amro Holdings N.V. .............     25,310                   592,513
ASM Lithography Holding N.V.*            11,890                   352,028
Akzo Nobel N.V. ....................        580                   128,990
Baan Co., N.V.* ....................      3,970                   141,928
CSM ................................      9,640                   463,202

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                   -------------------   -------------------
Elsevier N.V. .....................     60,137              $    907,985
Fortis Amev N.V. ..................     10,850                   635,536
Gucci Group N.V. ..................      2,781                   147,393
ING Groep N.V. ....................     30,870                 2,022,271
ING Groep N.V.* (Warrants)
  (expiring 1/5/08) ...............      3,244                    59,829
Koninklijke Ahold N.V. ............      9,678                   310,812
Koninklijke KPN N.V. ..............      2,640                   101,663
Koninklijke Numico N.V. ...........      5,650                   177,005
Otra N.V. .........................        730                    11,022
Philips Electronics N.V. ..........      6,360                   534,874
Polygram N.V. .....................     10,200                   520,710
Royal Dutch Petroleum Co. .........     46,770                 2,594,627
TNT Post Group N.V.* ..............      2,640                    67,516
Unilever N.V. .....................     15,240                 1,209,726
Wolters Kluwer N.V. ...............     15,270                 2,096,781
                                                            ------------
                                                              13,076,411
                                                            ------------
PORTUGAL (0.5%)
Jeronimo Martins & Filho ..........     11,970                   575,291
                                                            ------------
RUSSIA (0.0%)
Gazprom (ADS) .....................      3,131                    33,424
LUKoil Holding (ADR) ..............        110                     3,677
                                                            ------------
                                                                  37,101
                                                            ------------
SPAIN (2.9%)
Argentaria Corp. Banc* ............     12,520                   280,853
Banco Bilbao Vizcaya S.A. .........      4,000                   205,282
Banco Popular Espanol S.A. ........      3,373                   287,700
Banco de Santander S.A. ...........     26,796                   685,845
Endesa S.A. .......................     17,766                   388,686
Gas Natural SDG S.A. ..............      3,510                   253,608
Iberdrola S.A. ....................     17,130                   278,146
Repsol S.A. .......................      3,970                   218,758
Telefonica S.A. ...................     15,153                   700,585
                                                            ------------
                                                               3,299,463
                                                            ------------
SWITZERLAND (6.8%)
ABB AG (Bearer) ...................        320                   472,917
Adecco S.A. (Bearer) ..............      1,450                   654,351
CS Holdings .......................      2,950                   656,875
Nestle S.A. (Registered) ..........      1,040                 2,227,248
Novartis AG (Registered) ..........        880                 1,465,409
Roche Holdings AG .................        110                 1,080,986
UBS AG (Registered)* ..............      3,459                 1,287,183
                                                            ------------
                                                               7,844,969
                                                            ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES ....................                           53,119,704
                                                            ------------
SCANDINAVIA (5.4%)
DENMARK (0.2%)
Den Danske Bank AS ................      1,630                   195,714
Tele Danmark A/S, Class B .........        240                    23,053
Unidanmark A/S, Class A
  (Registered) ....................        930                    83,647
                                                            ------------
                                                                 302,414
                                                            ------------
NORWAY (1.6%)
Bergesen ASA, Class A .............        810                    15,429
Norsk Hydro ASA ...................     16,330                   719,031
Orkla ASA, Class A ................     45,720                 1,064,712
Saga Petroleum ASA, Class B .......      1,250                    17,694
                                                            ------------
                                                               1,816,866
                                                            ------------


                                        NUMBER                VALUE
                                       OF SHARES              (NOTE 1)
                                   -------------------   -------------------
SWEDEN (3.6%)
ABB AB, Class A ...................     18,290              $    259,091
Astra AB, Class B .................     54,163                 1,079,594
Atlas Copco AB, Class B ...........     10,500                   286,292
Electrolux AB, Class B ............     31,050                   533,264
Esselte AB, Class B ...............      1,890                    43,832
Granges AB ........................      1,115                    20,407
Hennes & Mauritz AB, Class B ......     14,790                   943,727
Nordbanken Holding AB .............     74,989                   549,938
Sandvik AB, Class A ...............      2,330                    64,406
Sandvik AB, Class B ...............     11,110                   305,013
Scribona AB, Class B ..............        940                    11,313
                                                            ------------
                                                               4,096,877
                                                            ------------
  TOTAL SCANDINAVIA ...............                            6,216,157
                                                            ------------
SOUTHEAST ASIA (1.4%)
CHINA (0.2%)
Huaneng Power International,
  Inc. (ADR)* .....................     16,000                   215,000
                                                            ------------
HONG KONG (1.1%)
CLP Holdings Ltd. .................     48,000                   218,689
Hang Seng Bank Ltd. ...............     15,000                    84,796
Henderson Land Development
  Co., Ltd. .......................     45,000                   148,393
Hong Kong & China Gas Co.,
  Ltd. ............................     94,000                   106,763
Hong Kong Telecommunications
  Ltd. ............................     84,800                   159,246
Hutchison Whampoa Ltd. ............    100,000                   527,878
                                                            ------------
                                                               1,245,765
                                                            ------------
KOREA (0.0%)
Samsung Electronics ...............        303                     9,379
                                                            ------------
SINGAPORE (0.1%)
Singapore Press Holdings Ltd. .....     11,588                    77,505
Singapore Telecommunications
  Ltd. ............................     37,000                    52,560
                                                            ------------
                                                                 130,065
                                                            ------------
THAILAND (0.0%)
Thai Farmers Bank PCL
  (Foreign) .......................     64,000                    56,493
                                                            ------------
  TOTAL SOUTHEAST ASIA ............                            1,656,702
                                                            ------------
SOUTHERN CENTRAL ASIA (0.1%)
INDIA (0.1%)
Mahanagar Telephone Nigam
  Ltd. (GDR)* .....................      6,000                    58,200
                                                            ------------
UNITED KINGDOM (19.0%)
ASDA Group plc ....................    131,000                   450,121
Abbey National plc ................     38,000                   675,852
BG plc ............................     41,529                   240,311
British Petroleum Co. plc .........     32,000                   467,067
Cable & Wireless plc ..............     80,000                   972,612
Cadbury Schweppes plc .............     55,000                   851,912
Caradon plc .......................     78,100                   239,987
Centrica plc* .....................     13,000                    21,927
Compass Group plc* ................     53,000                   609,836
Diageo plc ........................    152,592                 1,809,291
Electrocomponents plc .............     28,000                   219,773
GKN plc* ..........................     10,000                   127,505

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
                                       -------------   ---------------
Glaxo Wellcome plc .................       60,000    $  1,802,605
Heywood Williams Group plc .........        4,000          17,502
John Laing plc, Class A ............        9,000          59,594
Kingfisher plc .....................       85,000       1,369,823
Ladbroke Group plc .................       50,000         274,716
National Westminster Bank plc ......      159,000       2,843,838
Rank Group plc .....................       64,000         351,637
Reed International plc .............      142,000       1,285,304
Rio Tinto plc (Registered) .........       38,000         428,357
Rolls-Royce plc ....................       17,000          70,265
Safeway plc ........................       69,000         452,279
Shell Transport & Trading Co.,
  plc (Registered) .................      214,000       1,508,150
Smith (David S) Holdings plc .......       38,000         122,478
SmithKline Beecham plc .............      192,800       2,355,264
Tesco plc ..........................       60,000         586,172
Tomkins plc ........................      168,000         912,525
United News & Media plc ............       56,000         783,701
                                                     ------------
  TOTAL UNITED KINGDOM .............                   21,910,404
                                                     ------------
TOTAL COMMON STOCKS AND
  WARRANTS (94.4%)
  (Cost $101,962,534) ..............                  108,558,786
                                                     ------------
PREFERRED STOCKS AND RIGHTS:
AUSTRALIA & NEW ZEALAND (0.1%)
AUSTRALIA (0.1%)
Colonial Ltd. (Rights) (expiring
  7/2/98)* .........................       15,000           3,441
News Corp., Ltd. ...................       24,176         171,476
                                                     ------------
  TOTAL AUSTRALIA & NEW
     ZEALAND .......................                      174,917
                                                     ------------
LATIN AMERICA (1.1%)
BRAZIL (1.1%)
Banco Bradesco S.A. ................   13,277,000         111,354
Banco Itau S.A. ....................      158,000          89,482
Brahma .............................      150,000          92,798
Brasmotor S.A. .....................      134,000          12,280
CEMIG ..............................    5,147,177         159,326
Cia Cimento Portland Itau ..........       70,000          12,829
Petrobras S.A. .....................    1,666,654         309,827
Telecomunicacoes do Rio de
  Janeiro S.A. .....................      290,536          22,106
Telecomunicacoes do Rio de
  Janeiro S.A. (Rights) (expiring
  7/3/98)*# ........................        2,620              --
Telecomunicacoes de Sao Paulo
  S.A. .............................    1,158,706         276,514


                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
                                       -------------   ---------------
Telecomunicacoes de Sao Paulo
  S.A. (Rights) (expiring
  7/2/98)*# ........................       42,848      $         --
Telemig Celular S.A., Class C* .....      284,930             8,623
Telemig, Class B* ..................      284,930            20,202
Telerj Celular S.A., Class B .......      290,536            17,082
Telesp Celular S.A., Class B .......      911,706            76,465
USIMINAS S.A. ......................       11,450            57,619
                                                       ------------
  TOTAL LATIN AMERICA ..............                      1,266,507
                                                       ------------
OTHER EUROPEAN COUNTRIES (0.6%)
GERMANY (0.6%)
Fielmann AG ........................          420            14,578
Fresenius AG .......................          470            87,563
Hornbach Holding AG ................          770            70,660
SAP AG (Non Voting) ................          826           561,964
                                                       ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                        734,765
                                                       ------------
SCANDINAVIA (0.5%)
FINLAND (0.5%)
Nokia OYJ, Class A .................        7,040           518,124
                                                       ------------
TOTAL PREFERRED STOCKS AND
  RIGHTS (2.3%)
  (Cost $2,555,020) ................                      2,694,313
                                                       ------------
TOTAL INVESTMENTS (96.7%)
  (Cost $104,517,554) ..............                    111,253,099
                                                       ------------
OTHER ASSETS
  LESS LIABILITIES (3.3%) ..........                      3,799,814
                                                       ------------
NET ASSETS (100%) ..................                   $115,052,913
                                                       ============


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials ...........................               1.7%
Business Services .........................               6.0
Capital Goods .............................               8.2
Consumer Cyclicals ........................              12.7
Consumer Non-Cyclicals ....................              22.4
  Banks ...................................     15.3
  Financial Services ......................      3.3
  Insurance ...............................      2.2
  Real Estate .............................      0.8
  Utility--Electric .......................      2.1
  Utility--Gas ............................      0.1
  Utility--Telephone ......................      8.4
Credit Sensitive ..........................              32.2
Diversified ...............................               1.8
Energy ....................................              10.7
Technology ................................               4.3
                                                        -----
                                                        100.0%
                                                        =====

----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $77,952 or 0.07% of net assets.
Section Illiquid security: is not actively traded.
     Securities (totaling $0 or 0.00% of net assets) valued at fair value.
#
     Glossary:
   ADR--American Depositary Receipt
   ADS--American Depositary Share
     GDR--Global Depositary Receipt

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                      LOCAL
                                                    CONTRACT       COST ON          U.S.$          UNREALIZED
                                                     AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                     (000'S)         DATE           VALUE        (DEPRECIATION)
                                                   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/6/98 .................        874      $1,456,981      $1,459,279        $ 2,298
Belgian Franc, expiring 7/14/98 ................      3,855         103,627         103,599            (28)
Danish Krone, expiring 7/2/98 ..................        458          66,604          66,623             19
Finnish Markka, expiring 7/2/98 ................        567         103,340         103,367             27
French Franc, expiring 7/2/98--7/31/98 .........      9,017       1,492,661       1,491,047         (1,614)
German Mark, expiring 7/2/98 ...................      1,034         573,220         573,538            318
Italian Lira, expiring 7/6/98 ..................    732,787         412,234         412,408            174
Japanese Yen, expiring 7/2/98 ..................     77,627         548,924         560,002         11,078
Netherlands Guilder, expiring 7/2/98 ...........      1,791         880,151         880,965            814
Norwegian Krone, expiring 7/2/98 ...............        548          71,493          71,446            (47)
Portuguese Escudos, expiring 7/3/98 ............     16,902          91,528          91,543             15
Spanish Peseta, expiring 7/2/98 ................     43,356         283,098         282,729           (369)
Swedish Krona, expiring 7/2/98 .................      1,646         206,338         206,330             (8)
Swiss Franc, expiring 7/2/98 ...................        899         592,518         592,870            352
                                                                                                   ---------
                                                                                                   $13,029
                                                                                                   =========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $47,194,065
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,199,810

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 13,385,325
Aggregate gross unrealized depreciation ..........       (6,649,780)
                                                       ------------
Net unrealized appreciation ......................     $  6,735,545
                                                       ============
Federal income tax cost of investments ...........     $104,517,554
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $2,010,917, which was secured by collateral valued at $2,102,778, of which $1,288,200 was in the form of U.S. Government Securities.

For the six months ended June 30, 1998 the Portfolio incurred approximately $90 as brokerage commissions with Equitable Distributors, Inc., $142 with Fleming Martin Holdings Ltd., $1,977 with Jardine Fleming Securities Ltd., $168 with Ord Minnett Group Ltd. and $1,637 with Robert Fleming Securities Ltd., all affiliated broker/dealers.










                       See Notes to Financial Statements.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                          NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                   -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (5.2%)
METALS & MINING (0.1%)
Metal Management, Inc.* ............    24,100               $    257,569
                                                             ------------
STEEL (5.1%)
Citation Corp.* ....................   102,900                  2,058,000
Inland Steel Industries, Inc. ......   126,500                  3,565,719
Roanoke Electric Steel Corp. .......    64,050                  1,200,937
Universal Stainless & Alloy
  Products, Inc.* ..................   261,600                  2,403,450
                                                             ------------
                                                                9,228,106
                                                             ------------
  TOTAL BASIC MATERIALS ............                            9,485,675
                                                             ------------
BUSINESS SERVICES (8.9%)
PRINTING, PUBLISHING,
  BROADCASTING (3.2%)
Granite Broadcasting Corp.* ........   167,500                  1,989,062
John H. Harland Co. ................   226,500                  3,836,344
                                                             ------------
                                                                5,825,406
                                                             ------------
PROFESSIONAL SERVICES (1.5%)
Standex International Corp. ........    90,800                  2,689,950
                                                             ------------
TRUCKING, SHIPPING (4.2%)
Landstar System, Inc.* .............   146,900                  5,132,319
M.S. Carriers* .....................    79,700                  2,161,863
Matlack Systems, Inc.* .............    32,500                    253,906
                                                             ------------
                                                                7,548,088
                                                             ------------
  TOTAL BUSINESS SERVICES ..........                           16,063,444
                                                             ------------
CAPITAL GOODS (15.1%)
BUILDING & CONSTRUCTION (9.6%)
Avondale Industries, Inc.* .........   158,900                  4,384,647
Cavalier Homes, Inc. ...............   423,100                  5,473,856
HomeUSA, Inc.* .....................   288,000                  2,880,000
Walter Industries, Inc.* ...........   247,100                  4,679,457
                                                             ------------
                                                               17,417,960
                                                             ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (2.1%)
Triangle Pacific Corp.* ............    69,100                  3,800,500
                                                             ------------
ELECTRICAL EQUIPMENT (1.2%)
General Cable Corp. ................    73,950                  2,135,306
                                                             ------------
MACHINERY (2.2%)
Allied Products Corp. ..............   100,725                  2,134,111
Gradall Industries, Inc.* ..........    89,250                  1,305,281
Stewart & Stevenson Services,
  Inc. .............................    32,000                    576,000
                                                             ------------
                                                                4,015,392
                                                             ------------
  TOTAL CAPITAL GOODS ..............                           27,369,158
                                                             ------------
CONSUMER CYCLICALS (16.1%)
FOOD SERVICES, LODGING (1.9%)
Ryan's Family Steak Houses,
  Inc.* ............................   332,000                  3,403,000
                                                             ------------
HOUSEHOLD FURNITURE, APPLIANCES (6.0%)
Home Products International,
  Inc.* ............................   350,100                  4,069,912
La-Z-Boy, Inc. .....................    79,100                  4,469,150
Zag Industries Ltd.* ...............   165,700                  2,322,390
                                                             ------------
                                                               10,861,452
                                                             ------------


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
LEISURE RELATED (1.7%)
SCP Pool Corp.* ....................   125,600               $  3,077,200
                                                             ------------
RETAIL--GENERAL (6.5%)
Ann Taylor Stores Corp.* ...........    81,600                  1,728,900
Callaway Golf Co. ..................   148,600                  2,925,563
Filene's Basement Corp.* ...........   502,600                  2,740,743
Fingerhut Cos., Inc. ...............   134,050                  4,423,650
                                                             ------------
                                                               11,818,856
                                                             ------------
  TOTAL CONSUMER CYCLICALS .........                           29,160,508
                                                             ------------
CONSUMER NON-CYCLICALS (2.7%)
FOODS (1.0%)
Vlasic Foods International, Inc.*       90,000                  1,811,250
                                                             ------------
RETAIL--FOOD (1.7%)
Pilgrims Pride Corp. ...............   157,100                  3,142,000
                                                             ------------
  TOTAL CONSUMER NON-CYCLICALS......                            4,953,250
                                                             ------------
CREDIT SENSITIVE (34.3%)
BANKS (7.9%)
Century Bancorp, Inc., Class A .....   106,600                  2,225,275
Quaker City Bancorp, Inc.* .........   157,087                  3,613,001
Riggs National Corp.
  (Washington D.C.) ................   158,900                  4,618,031
Texas Regional Bancshares, Inc.,
  Class A ..........................   114,125                  3,737,594
                                                             ------------
                                                               14,193,901
                                                             ------------
FINANCIAL SERVICES (3.4%)
Long Beach Financial Corp.* ........   308,100                  3,389,100
White River Corp.* .................    30,900                  2,796,450
                                                             ------------
                                                                6,185,550
                                                             ------------
INSURANCE (14.9%)
Commerce Group, Inc. ...............   109,300                  4,235,375
Delphi Financial Group, Inc.,
  Class A* .........................    60,494                  3,406,568
HCC Insurance Holdings, Inc. .......   102,700                  2,259,400
Nac Re Corp. .......................    60,750                  3,242,531
National Western Life Insurance
  Co., Class A* ....................    43,600                  5,275,600
Pico Holdings, Inc.* ...............   166,350                    717,385
TIG Holdings, Inc. .................   117,300                  2,697,900
Terra Nova Bermuda Holdings
  Ltd., Class A ....................   163,100                  5,117,263
                                                             ------------
                                                               26,952,022
                                                             ------------
REAL ESTATE (8.1%)
Equity Inns, Inc. ..................   219,400                  2,893,337
U.S. Restaurant Properties
  Master L.P. ......................   121,100                  3,277,269
Weeks Corp. ........................   163,100                  5,158,037
Western Water Co.* .................   353,650                  3,359,675
                                                             ------------
                                                               14,688,318
                                                             ------------
  TOTAL CREDIT SENSITIVE ...........                           62,019,791
                                                             ------------
ENERGY (4.9%)
COAL & GAS PIPELINES (1.2%)
KCS Energy, Inc. ...................   197,000                  2,253,188
                                                             ------------
OIL--DOMESTIC (2.3%)
Forest Oil Corp.* ..................   285,800                  4,090,513
                                                             ------------
OIL--INTERNATIONAL (0.2%)
Vintage Petroleum, Inc. ............    24,300                    458,662
                                                             ------------

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                           NUMBER            VALUE
                                          OF SHARES         (NOTE 1)
                                       --------------   ---------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Tokheim Corp.* .....................        102,200      $  2,095,100
                                                         ------------
  TOTAL ENERGY .....................                        8,897,463
                                                         ------------
TECHNOLOGY (4.2%)
ELECTRONICS (2.7%)
UNOVA, Inc.* .......................        230,500         4,955,750
                                                         ------------
OFFICE EQUIPMENT (1.1%)
Avant! Corp.* ......................         79,400         1,965,150
                                                         ------------
OFFICE EQUIPMENT SERVICES (0.4%)
EA Industries, Inc.* ...............        209,000           640,062
                                                         ------------
  TOTAL TECHNOLOGY .................                        7,560,962
                                                         ------------
TOTAL COMMON STOCKS (91.4%)
  (Cost $158,843,160) ..............                      165,510,251
                                                         ------------
                                         PRINCIPAL
                                          AMOUNT
                                         ---------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (9.5%)
State Street Bank & Trust 5.75%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $17,193,746,
  collateralized by $12,630,000 of
  U.S. Treasury Bonds, 8.875%
  due 8/15/17, valued at
$  17,636,262
  (Cost $17,191,000) ...............    $17,191,000        17,191,000
                                                         ------------
TOTAL INVESTMENTS (100.9%)
  (Cost $176,034,160)...............                      182,701,251
OTHER ASSETS
  LESS LIABILITIES (-0.9%) .........                       (1,700,374)
                                                         ------------
NET ASSETS (100%) ..................                     $181,000,877
                                                         ============



----------
*     Non-income producing

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities ..    $115,573,389
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..      68,431,303

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 14,787,923
Aggregate gross unrealized depreciation .........       (8,120,832)
                                                      ------------
Net unrealized appreciation .....................     $  6,667,091
                                                      ============
Federal income tax cost of investments ..........     $176,034,160
                                                      ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $16,638,146, which was secured by collateral valued at $17,272,300.

For the six months ended June 30, 1998 the Portfolio incurred approximately $4,146 as brokerage commissions with S. G. Warburg & Co., Inc., an affiliated broker/dealer.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS:
AFRICA AND THE MIDDLE EAST (19.8%)
EGYPT (1.5%)
Al-Ahram Beverages Co. (GDR)                    1,960         $    61,642
Commercial International Bank ......            6,484              71,469
Eastern Tobacco ....................            3,900              69,946
Egypt Gas Co. ......................              500              47,913
Egyptian Financial & Industrial
  Co. ..............................            1,920              41,088
Helwan Portland Cement .............            2,485              37,531
Industrial Engineering
  Enterprises ......................            2,890              47,019
Madinet Nasar Housing &
  Development ......................              995              47,617
Paints & Chemical Industries Co.
  (GDR) ............................            5,300              46,905
Suez Cement Co. ....................            2,500              46,171
                                                               -----------
                                                                  517,301
                                                               -----------
ISRAEL (4.1%)
Bank Hapoalim Ltd.* ................           56,800             171,816
First International Bank of Israel,
  Class 5 ..........................           27,000             211,173
Koor Industries Ltd. (ADR) .........           20,700             483,862
Orbotech Ltd.* .....................            4,130             150,229
Super-Sol Ltd. .....................           63,000             207,568
Super-Sol Ltd. (ADR) ...............           11,300             186,450
                                                              -----------
                                                                1,411,098
                                                              -----------
SOUTH AFRICA (7.3%)
Amalgamated Banks of South
  Africa Group Ltd. ................           13,200              82,510
Barlow Rand Ltd. ...................           14,700              77,607
Bidvest Group Ltd. .................           15,640             119,561
Coronation Holdings Ltd.,
  Class N ..........................            2,200              33,079
Education Investment Corp., Ltd.               63,800             115,868
Ellerine Holdings Ltd. .............           26,380             144,395
Forbes Group Ltd. ..................           18,490              36,704
Illovo Sugar Ltd. ..................           42,300              52,882
Liberty Life Association of
  Africa Ltd. ......................           13,220             258,180
Morgan Stanley Africa
  Investment Fund, Inc. ............            1,700              20,187
NBS Boland Group Ltd. ..............           31,300              40,716
New Africa Investments Ltd.* .......           68,100              85,136
New Africa Investments Ltd.,
  Class N* .........................           60,500              64,903
Orion Selections Holdings Ltd. .....           82,000             138,531
Orion Selections Ltd. ..............           91,000             112,996
Persetel Holdings Ltd. .............           20,700             185,344
Primedia Ltd., Class N* ............           10,770              70,778
Protea Furnishers Ltd. .............           86,474              61,358
Rembrandt Group Ltd. ...............           23,854             149,106
Sasol Ltd. .........................           26,500             153,782
Sasol Ltd. (ADR) ...................           25,000             148,438
South African Breweries Ltd. .......           12,330             254,130
Woolworths Holdings Ltd. ...........           89,540              66,558
                                                              -----------
                                                                2,472,749
                                                              -----------
TURKEY (6.1%)
Akbank A.S. ........................        2,500,000              80,736
Arcelik A.S. .......................        2,720,000             127,676
Ege Biracilik ......................        1,229,000             145,376


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                    --------------------   ------------------
Erciyas Biracilik ve Malt Sanayii
  A.S. .............................      288,000             $    43,800
Eregli Demir ve Celik
  Fabrikalari* .....................    2,448,000                 381,495
Petrol Ofisi A.S. ..................      460,000                 117,461
Vestel Elektronik Sanayi Ve
  Ticaret A.S.* ....................    1,652,000                 220,225
Yapi Ve Kredi Bankasi A.S. .........   37,005,170                 944,931
                                                              -----------
                                                                2,061,700
                                                              -----------
ZIMBABWE (0.8%)
Delta Corp., Ltd. ..................      150,000                  98,279
Meikles Africa Ltd. ................      134,625                 164,915
                                                              -----------
                                                                  263,194
                                                              -----------
  TOTAL AFRICA AND THE MIDDLE
     EAST ..........................                            6,726,042
                                                              -----------
LATIN AMERICA (20.5%)
ARGENTINA (4.2%)
Nortel Inversora (ADR) .............        1,430                  35,571
Telecom Argentina (ADR) ............       16,577                 494,202
Telefonica de Argentina (ADR) ......       22,886                 742,365
YPF S.A., Class D (ADR) ............        5,225                 157,076
                                                              -----------
                                                                1,429,214
                                                              -----------
BRAZIL (6.6%)
Brahma (ADR) .......................       22,770                 284,625
CEMIG (ADR) ........................        2,295                  71,036
Cia Vale do Rio Doce (ADR) .........          420                   8,534
Coteminas ..........................      359,200                  97,832
Coteminas (ADR)+ ...................        1,155                  15,743
Lightpar ...........................        7,000                       2
Pao de Acucar (ADR) ................        5,000                 113,125
Telebras S.A. ......................      968,100                  77,009
Telebras S.A. (ADR) ................       12,276               1,340,386
Unibanco (GDR) .....................        7,655                 225,823
                                                              -----------
                                                                2,234,115
                                                              -----------
CHILE (0.4%)
CCU S.A. (ADR) .....................        2,050                  43,306
Endesa Empresa S.A. (ADR) ..........        2,110                  30,067
Enersis S.A. (ADR) .................        2,745                  67,081
Santa Isabel S.A. (ADR) ............          931                  10,241
                                                              -----------
                                                                  150,695
                                                              -----------
MEXICO (9.3%)
Cemex S.A., Class B ................          760                   3,352
Cemex S.A. CPO .....................       87,771                 329,001
Cemex S.A., Class B (ADR) ..........        4,079                  35,951
Fomento Economico Mexicano
  S.A. .............................       17,538                 546,203
Fomento Economico Mexicano
  S.A. (ADR)* ......................        6,537                 205,915
Grupo Financeiro Banamex,
  Class B* .........................       71,905                 139,963
Grupo Financerio Bancomer,
  Class B ..........................       85,025                  31,682
Grupo Financiero Bancomer,
  Class B (ADR)*+ ..................        2,830                  20,885
Grupo Televisa S.A. (GDR)* .........       12,463                 468,920
Kimberly Clark de Mexico,
  Class A ..........................       72,501                 256,038
TV Azteca S.A. (ADS) ...............        3,930                  42,493
Telmex, Class L (ADR) ..............       22,300               1,071,794
                                                              -----------
                                                                3,152,197
                                                              -----------
  TOTAL LATIN AMERICA ..............                            6,966,221
                                                              -----------

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                   --------------------   ------------------
OTHER EUROPEAN COUNTRIES (11.1%)
GREECE (1.8%)
Hellenic Petroleum S.A.* ............      6,000               $    49,057
Hellenic Telecommunication
  Organization S.A. .................     16,154                   414,572
National Bank of Greece S.A. ........        730                    93,649
STET Hellas
  Telecommunications S.A.* ..........      1,660                    68,890
                                                               -----------
                                                                   626,168
                                                               -----------
HUNGARY (2.8%)
Gedeon Richter (Registered)
  (GDS)* ............................      1,978                   158,240
Gedeon Richter Rt. ..................         59                     4,748
MOL Magyar Olaj-es Gazipari
  Rt. (GDR) (Registered) ............     19,193                   517,251
Matav Rt. (ADR) .....................      6,920                   203,708
OTP Bank Rt. (GDR) ..................      1,325                    64,329
                                                               -----------
                                                                   948,276
                                                               -----------
POLAND (2.3%)
Agros Holdings S.A., Class C* .......      3,520                    51,483
Bank Slaski S.A. ....................        678                    45,498
Bank of Handlowy W Warszawie
  S.A. ..............................      4,450                    84,865
Big BG Bank (GDS)+ ..................      3,000                    60,008
Big Bank Gdanski S.A. (GDR) .........      5,095                    99,098
Debica S.A.* ........................      2,950                    59,220
Elektrim S.A.* ......................     23,930                   291,662
Exbud S.A. (GDR)* ...................      6,875                    82,807
                                                               -----------
                                                                   774,641
                                                               -----------
RUSSIA (4.2%)
AO Tatneft (ADR) ....................        180                     1,395
LUKoil Holding (ADR) ................     11,690                   388,692
Moscow Energy (Registered) ..........      4,000                       200
Mosenergo (ADR) .....................      3,900                    19,407
Rostelecom ..........................    113,200                   254,700
Rostelecom (ADR)* ...................     17,700                   236,738
Surgutneftgaz (ADR) .................     71,080                   284,320
Unified Energy System (GDR)* ........      8,950                   126,546
Vimpel-Communications (ADR)*               2,874                   128,611
                                                               -----------
                                                                 1,440,609
                                                               -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES ......................                            3,789,694
                                                               -----------
SOUTHEAST ASIA (14.7%)
CHINA (0.9%)
Huaneng Power International,
  Inc. (ADR)* .......................     10,105                   135,786
Yanzhou Coal Mining Co., Ltd.
  (ADR)* ............................     15,240                   148,590
Zhenhai Refining and Chemical
  Co., Ltd. .........................    280,000                    36,138
                                                               -----------
                                                                   320,514
                                                               -----------
HONG KONG (1.3%)
CLP Holdings Ltd. ...................     36,000                   164,017
China Resources Enterprises Ltd.           7,200                     7,434
NG Fung Hong Ltd. ...................    206,600                   142,657
Shanghai Industrial Holdings Ltd.          7,000                    16,488
South China Morning Post
  Holdings Ltd. .....................     66,000                    31,731
Sun Hung Kai Properties Ltd. ........     21,310                    90,488
                                                               -----------
                                                                   452,815
                                                               -----------


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                    --------------------   ------------------
INDONESIA (0.8%)
Gudang Garam* .......................   136,300                $    80,394
Gulf Indonesia Resources Ltd.* ......     3,350                     38,525
Indah Kiat Pulp & Paper Co. .........    30,300                      5,803
London Sumatra Indonesia* ...........     2,200                        171
Telekomunikasi (ADR) ................    19,100                    111,019
Telekomunikasi, Class B .............    92,000                     26,041
                                                               -----------
                                                                   261,953
                                                               -----------
KOREA (3.7%)
Pohang Iron & Steel Co., Ltd. .......    17,330                    568,091
Samsung Electronics .................    12,570                    389,093
Samsung Electronics (GDR)+ ..........    34,238                    289,311
                                                               -----------
                                                                 1,246,495
                                                               -----------
MALAYSIA (2.2%)
AMMB Holdings Bhd. ..................     7,400                      3,887
Carlberg Brewery Malaysia Bhd.           37,000                    112,331
Genting Bhd. ........................    44,800                     80,959
Golden Hope Plantations Bhd. ........    35,000                     32,046
IOI Corp., Bhd. .....................    11,000                      5,486
Kuala Lumpur Kepong Bhd. ............     6,000                      9,686
Magnum Corp.* .......................    15,000                      5,566
Malayan Banking Bhd. ................    48,800                     49,150
Malaysian International Shipping
  Bhd. (Foreign) ....................     5,000                      7,289
Nestle (Malaysia) Bhd. ..............     4,000                     18,119
New Straits Times Press Bhd. ........    57,100                     21,188
Petronas Gas Bhd. ...................    37,000                     68,647
RHB Capital Bhd. ....................    23,000                      9,366
Rashid Hussain Bhd. .................     5,000                      2,458
Resorts World Bhd. ..................     5,000                      5,494
Technology Resources Industries
  Bhd. ..............................     9,000                      6,180
Telekom Malaysia Bhd. ...............    72,000                    121,438
Tenaga Nasional Bhd. ................   152,000                    183,121
                                                               -----------
                                                                   742,411
                                                               -----------
PHILIPPINES (1.6%)
Ayala Corp. .........................   255,600                     65,892
Ayala Land, Inc., Class B ...........    23,412                      6,737
Manila Electronics Co., Class B .....    42,790                    112,876
Philippines Long Distance
  Telephone Co. .....................       490                     11,163
Philippines Long Distance
  Telephone Co. (ADR) ...............    10,000                    226,250
SM Prime Holdings, Inc. .............   303,670                     48,063
San Miguel Corp., Class B ...........    55,070                     72,634
                                                               -----------
                                                                   543,615
                                                               -----------
TAIWAN (3.2%)
Asustek Computer, Inc. (GDR)*            41,128                    308,970
ROC Taiwan Fund .....................    84,600                    571,050
Siliconware Percision Industries
  Co. (GDR)* ........................    24,096                    194,575
                                                               -----------
                                                                 1,074,595
                                                               -----------
THAILAND (1.0%)
Advance Agro PCL (Foreign)* .........       700                        606
Advanced Information Service
  PCL (Foreign) .....................    25,800                    110,047
BEC World PCL (Foreign) .............    26,000                     99,194
Bangkok Bank PCL (Foreign) ..........    75,650                     93,218
Bangkok Expressway PCL
  (Foreign)* ........................     1,400                        539
Bank of Ayudhya Ltd. (Foreign)
  (Registered) ......................       300                         39

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER           VALUE
                                            OF SHARES        (NOTE 1)
                                          -------------   --------------
Siam Cement Co., Ltd.
  (Foreign)* ..........................            300    $       213
Siam Commercial Bank PCL
  (Foreign) ...........................         85,000         27,192
Siam Commercial Bank PCL
  (Warrants) (expiring 12/31/02)*               10,500             --
Thailand Petrochemical PCL
  (Foreign) ...........................            700             47
United Communications Industry
  PCL (Foreign) .......................         33,200         15,735
                                                          -----------
                                                              346,830
                                                          -----------
  TOTAL SOUTHEAST ASIA ................                     4,989,228
                                                          -----------
SOUTHERN CENTRAL ASIA (7.7%)
INDIA (6.0%)
Bajaj Auto Ltd. (GDR) .................         12,000        154,200
Bharat Heavy Electricals Ltd. .........         81,000        469,857
ITC Ltd. (GDR) ........................         27,235        477,974
Indian Petrochemicals Corp., Ltd.
  (GDS) ...............................         16,870         51,032
Larsen & Toubro Ltd. (GDR) ............         30,000        280,500
Mahindra & Mahindra (GDR)
  (Registered) ........................         34,320        148,434
Morgan Stanley India Investment
  Fund, Inc.* .........................         11,200         72,100
Reliance Industries (GDR) .............         11,580         74,981
State Bank of India (GDR) .............         17,260        205,394
Tata Engineering & Locomotive
  Co. (GDS) (Registered)* .............         30,000         97,500
                                                           -----------
                                                            2,031,972
                                                           -----------
PAKISTAN (1.7%)
Fauji Fertilizer Co., Ltd. ............        125,300        135,206
Hub Power Co. .........................        281,000         77,099
Pakistan Telecommunications
  Corp. (GDR)+ ........................          2,700         93,992
Pakistan Telecommunications
  Corp. (GDR) .........................          4,570        166,805
Pakistan Telecommunications
  Corp., Class A ......................        297,000        104,357
Sui Northern Gas Pipelines* ...........          3,500            661
                                                          -----------
                                                              578,120
                                                          -----------
  TOTAL SOUTHERN CENTRAL ASIA .........                     2,610,092
                                                          -----------
TOTAL COMMON STOCKS (73.8%)
  (Cost $32,796,789) ..................                    25,081,277
                                                          -----------
PREFERRED STOCKS AND RIGHTS:
LATIN AMERICA (9.7%)
BRAZIL (9.7%)
Banco Bradesco S.A. ...................   32,372,411          271,508
Brahma ................................       89,000           55,406
CEMIG .................................   18,437,114          570,705
CRT, Class A ..........................    1,062,624        1,158,591
Cia Vale do Rio Doce ..................        7,586          150,861


                                              NUMBER           VALUE
                                            OF SHARES        (NOTE 1)
                                          -------------   --------------
Electro Paulo Metropolitana ...........       11,900      $       881
Empresa Bandeirante de Energia
  S.A.* ...............................       11,900              183
Empresa Metropolitana de
  Aguas e Energia S.A.*                       11,900                9
Empresa Paulista de Tranmissao
  de Energia Electrica S.A. ...........       11,900               41
Lojas Arapua S.A.* ....................    1,248,000              788
Lojas Renner S.A. .....................      629,000           18,491
Petrobras S.A. ........................      983,000          182,737
Telebras S.A. .........................    5,748,000          625,220
Telecomunicacoes de Sao Paulo
  S.A. ................................      116,000           27,281
Telecomunicacoes de Sao Paulo
  S.A. (Rights) (expiring
  7/2/98)*# ...........................        5,451               92
Telerj Celular S.A., Class B* .........      369,000           21,696
Telesp Celular S.A., Class B* .........    2,362,000          198,101
                                                          -----------
  TOTAL LATIN AMERICA .................                     3,282,591
                                                          -----------
OTHER EUROPEAN COUNTRIES (0.3%)
POLAND (0.3%)
Bank Rozwoju Eksport S.A. .............        3,918          106,180
Bank Rozwoju Eksport S.A.
  (Rights) (expiring 7/8/98)* .........        7,836            2,247
                                                          -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES ........................                       108,427
                                                          -----------
TOTAL PREFERRED STOCKS AND
  RIGHTS (10.0%)
  (Cost $3,654,989)....................                     3,391,018
                                                          -----------
TOTAL INVESTMENTS (83.8%)
  (Cost $36,451,778) ..................                    28,472,295
OTHER ASSETS
  LESS LIABILITIES (16.2%) ............                     5,510,028
                                                          -----------
NET ASSETS (100%) .....................                   $33,982,323
                                                          ===========


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials .........................                   6.0%
Business Services .......................                   2.8
Capital Goods ...........................                   4.9
Consumer Cyclicals ......................                   4.2
Consumer Non-Cyclicals ..................                   9.9
Credit Sensitive
  Banks .................................       11.5
  Financial Services ....................        0.9
  Insurance .............................        0.9
  Real Estate ...........................        0.5
  Utility--Electric .....................        5.1
  Utility--Gas ..........................        0.2
  Utility--Telephone ....................       21.6
  Investment Companies ..................        2.5
                                                ----
Total Credit Sensitive ..................                  43.2
Diversified .............................                   6.0
Energy ..................................                   6.4
Technology ..............................                  16.6
                                                          -----
                                                          100.0%
                                                          =====


----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $479,939 or 1.41% of net assets.
#  Securities (totaling $92 or 0.00% of net assets) valued at fair value.
   Glossary:
   ADR--American Depositary Receipt
   ADS--American Depositary Share
   CPO--Certificate of Participation
   GDR--Global Depositary Receipt
   GDS--Global Depositary Share

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Swap Agreements:


     The Portfolio had the following Total Return Swap Agreement open at June 30, 1998:




 NOTIONAL                                                                                                     UNREALIZED
  AMOUNT                                             DESCRIPTION                                            (DEPRECIATION)
---------- ----------------------------------------------------------------------------------------------- ---------------
$250,000   Agreement with Goldman Sachs International terminating November 30, 1998 the Portfolio to pay   $(128,364)
           12 month USD-LIBOR minus 4.00% and to receive the THB SET Index converted into USD at the mid-market rate on October 30, 1998  Section

 Section Illiquid security: is not actively traded.
     Glossary:
     LIBOR--London Interbank Offer Rate
     THB--Thai Baht
     USD--U.S. Dollar


At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                                            LOCAL
                                                          CONTRACT       COST ON          U.S.$         UNREALIZED
                                                           AMOUNT      ORIGINATION       CURRENT      APPRECIATION/
                                                           (000'S)         DATE           VALUE       (DEPRECIATION)
                                                         ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
South African Rand, expiring 6/21/99 .................         72      $   11,000      $   10,970       $     (30)
FOREIGN CURRENCY SALE CONTRACTS
Indonesian Rupiah, expiring 7/1/98-7/2/98 ............    145,708           9,480           9,878            (398)
Malaysian Ringgit, expiring 8/11/98 ..................      1,174         312,000         277,429          34,571
South African Rand, expiring 9/18/98-6/21/99 .........      7,609       1,316,000       1,209,209         106,791
South Korean Won, expiring 12/29/98-1/4/99 ...........    282,912         184,000         204,471         (20,471)
                                                                                                        ---------
                                                                                                        $ 120,463
                                                                                                        =========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $25,174,206
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      7,648,620

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........    $    546,719
Aggregate gross unrealized depreciation .........      (8,526,202)
                                                     ------------
Net unrealized (depreciation) ...................    $ (7,979,483)
                                                     ============
Federal income tax cost of investments ..........    $ 36,451,778
                                                     ============

At June 30, 1998 the Portfolio had loaned securities with a total value of
                            $87,699, which was secured by collateral valued at $95,420.

For the six months ended June 30, 1998 the Portfolio incurred approximately $8,953 as brokerage commissions with Goldman Sachs International, and $35,873 with Merrill Lynch And Co., Inc., both affiliated broker/dealers.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (3.6%)
CHEMICALS (1.9%)
Dow Chemical Co. .....................         2,000            $   193,375
E.I. Du Pont de Nemours & Co.                  9,400                701,475
Ecolab, Inc. .........................           600                 18,600
FMC Corp.* ...........................           100                  6,819
Great Lakes Chemical Corp. ...........           800                 31,550
Hercules, Inc. .......................           600                 24,675
Monsanto Co. .........................         5,300                296,138
NACCO Industries, Inc, Class A                   100                 12,925
PPG Industries, Inc. .................         1,700                118,256
Perkin-Elmer Corp. ...................           600                 37,313
Rohm & Haas Co. ......................           700                 72,756
Sealed Air Corp.* ....................         1,007                 37,007
Union Carbide Corp. Holding Co.                1,300                 69,388
                                                                -----------
                                                                  1,620,277
                                                                -----------
CHEMICALS--SPECIALTY (0.3%)
Eastman Chemical Co. .................           500                 31,125
Engelhard Corp. ......................           800                 16,200
Morton International, Inc. ...........         1,500                 37,500
Nalco Chemical Co. ...................           200                  7,025
Praxair, Inc. ........................         1,500                 70,219
Sigma Aldrich Corp. ..................         1,000                 35,125
W.R. Grace & Co.* ....................           700                 11,944
                                                                -----------
                                                                    209,138
                                                                -----------
METALS & MINING (0.8%)
Asarco, Inc. .........................           400                  8,900
Barrick Gold Corp. ...................         3,500                 67,156
Cyprus Amax Minerals Co. .............           400                  5,300
Freeport McMoran Copper &
  Gold, Inc., Class B ................           800                 12,150
Homestake Mining Co. .................         1,700                 17,638
Inco Ltd. ............................           800                 10,900
Minnesota Mining &
  Manufacturing Co. ..................         3,700                304,094
Newmont Mining Corp. .................         1,700                 40,163
Owens Illinois, Inc.* ................         1,500                 67,125
Phelps Dodge Corp. ...................           700                 40,031
Placer Dome, Inc. ....................         1,900                 22,325
Reynolds Metals Co. ..................         1,400                 78,313
Worthington Industries, Inc. .........           700                 10,544
                                                                -----------
                                                                    684,639
                                                                -----------
PAPER (0.5%)
Fort James Corp. .....................         2,100                 93,450
Georgia-Pacific Corp. ................           900                 53,044
Ikon Office Solutions, Inc. ..........         1,300                 18,931
International Paper Co. ..............         2,900                124,700
Louisiana-Pacific Corp. ..............           300                  5,475
Mead Corp. ...........................         1,200                 38,100
Temple-Inland, Inc. ..................           700                 37,713
Union Camp Corp. .....................           400                 19,850
Westvaco Corp. .......................           400                 11,300
Willamette Industries, Inc. ..........           600                 19,200
                                                                -----------
                                                                    421,763
                                                                -----------


                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
STEEL (0.1%)
Nucor Corp. ..........................          800             $    36,800
Timken Co. ...........................          600                  18,488
USX-U.S. Steel Group, Inc. ...........          900                  29,700
                                                                -----------
                                                                     84,988
                                                                -----------
  TOTAL BASIC MATERIALS ..............                            3,020,805
                                                                -----------
BUSINESS SERVICES (2.2%)
ENVIRONMENTAL CONTROL (0.2%)
Browning-Ferris Industries, Inc. .....        1,900                  66,025
Pall Corp. ...........................          600                  12,300
Pioneer Hi-Bred International,
  Inc. ...............................        2,300                  95,163
                                                                -----------
                                                                    173,488
                                                                -----------
PRINTING, PUBLISHING,
  BROADCASTING (1.4%)
Donnelley (R.R.) & Sons Co. ..........        1,000                  45,750
Dow Jones & Co., Inc. ................          600                  33,450
Harcourt General, Inc. ...............          300                  17,850
Interpublic Group, Inc. ..............        1,000                  60,688
King World Productions, Inc.* ........          200                   5,100
Knight Ridder, Inc. ..................          800                  44,050
McGraw Hill Cos., Inc. ...............        1,200                  97,875
MediaOne Group, Inc.* ................        1,200                  52,725
New York Times Co., Class A ..........        1,000                  79,250
Omnicom Group, Inc. ..................        1,700                  84,788
Polaroid Corp. .......................          400                  14,225
Time Warner, Inc. ....................        4,500                 384,469
Times Mirror Co., Class A ............          400                  25,150
Tribune Co. ..........................        1,400                  96,338
Viacom, Inc., Class B* ...............        2,800                 163,100
                                                                -----------
                                                                  1,204,808
                                                                -----------
PROFESSIONAL SERVICES (0.3%)
Dun & Bradstreet Corp. ...............        1,100                  39,738
Pitney Bowes, Inc. ...................        2,600                 125,125
Service Corp. International ..........        2,500                 107,188
                                                                -----------
                                                                    272,051
                                                                -----------
TRUCKING, SHIPPING (0.3%)
FDX Corp.* ...........................        1,480                  92,870
Laidlaw, Inc. ........................        1,900                  23,156
Waste Management, Inc. ...............        3,700                 129,500
                                                                -----------
                                                                    245,526
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            1,895,873
                                                                -----------
CAPITAL GOODS (6.4%)
AEROSPACE (1.3%)
B.F. Goodrich Co. ....................          900                  44,663
Boeing Co. ...........................        8,400                 374,325
General Dynamics Corp. ...............        1,400                  65,100
Lockheed Martin Corp. ................        1,500                 158,813
Northrop Grumman Corp. ...............          600                  61,875
Parker-Hannifin Corp. ................          900                  34,313
Raytheon Co., Class B ................        3,100                 183,288
United Technologies Corp. ............        2,100                 194,250
                                                                -----------
                                                                  1,116,627
                                                                -----------
BUILDING & CONSTRUCTION (0.5%)
Alcan Aluminum Ltd. ..................        2,500                  69,063
Allegheny Teledyne, Inc. .............        1,200                  27,450

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
                                           --------------------   ------------------
Aluminum Company of America                         300           $    19,781
Armstrong World Industries, Inc.                    400                26,950
Eaton Corp. ............................            800                62,200
Fleetwood Enterprises, Inc. ............            100                 4,000
Fluor Corp. ............................            800                40,800
Masco Corp. ............................          1,600                96,800
Pulte Corp. ............................            200                 5,975
Snap-On, Inc. ..........................            300                10,875
The Stanley Works ......................            500                20,781
                                                                  -----------
                                                                      384,675
                                                                  -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Bethlehem Steel Corp.* .................          1,500                18,656
Black & Decker Corp. ...................            900                54,900
Boise Cascade Corp. ....................            500                16,375
Champion International Corp. ...........          1,000                49,188
Lowe's Cos., Inc. ......................          3,200               129,800
Owens Corning ..........................            500                20,406
Weyerhaeuser Co. .......................          2,000                92,375
                                                                  -----------
                                                                      381,700
                                                                  -----------
ELECTRICAL EQUIPMENT (3.2%)
Cooper Industries, Inc. ................          1,200                65,925
General Electric Co. ...................        27,500              2,502,500
General Signal Corp. ...................           400                 14,400
Honeywell, Inc. ........................         1,200                100,275
                                                                  -----------
                                                                    2,683,100
                                                                  -----------
MACHINERY (0.9%)
Case Corp. .............................           800                 38,600
Caterpillar, Inc. ......................         3,300                174,488
Cummins Engine, Inc. ...................           400                 20,500
Deere & Co. ............................         2,300                121,613
Dover Corp. ............................         1,700                 58,225
Harnischfeger Industries, Inc. .........           500                 14,156
Illinois Tool Works, Inc. ..............         2,000                133,375
Ingersoll-Rand Co. .....................         1,700                 74,906
McDermott International, Inc. ..........           700                 24,106
Thermo Electron Corp.* .................         1,500                 51,281
W.W. Grainger, Inc. ....................           600                 29,888
                                                                  -----------
                                                                      741,138
                                                                  -----------
  TOTAL CAPITAL GOODS ..................                            5,307,240
                                                                  -----------
CONSUMER CYCLICALS (9.8%)
AIRLINES (0.4%)
AMR Corp.* .............................         1,400                116,550
Delta Airlines, Inc. ...................           600                 77,550
Southwest Airlines Co. .................         2,200                 65,175
U.S. Air Group, Inc.* ..................           800                 63,400
                                                                  -----------
                                                                      322,675
                                                                  -----------
APPAREL & TEXTILES (0.0%)
Fruit of the Loom, Inc.* ...............           600                 19,913
                                                                  -----------
AUTO RELATED (0.9%)
Allied Signal, Inc. ....................         5,100                226,313
Autozone, Inc.* ........................         1,600                 51,100
Cooper Tire & Rubber Co. ...............           200                  4,125
Echlin, Inc. ...........................           700                 34,344
Genuine Parts Co. ......................         1,000                 34,563
Goodyear Tire & Rubber Co. .............         1,500                 96,656
Johnson Controls, Inc. .................           500                 28,594
Paccar Inc. ............................           800                 41,800


                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
                                           --------------------   ------------------
Ryder System Inc. ......................           300            $     9,469
TRW Inc. ...............................         1,200                 65,550
Tenneco, Inc. ..........................         1,700                 64,706
Textron, Inc. ..........................         1,600                114,700
                                                                  -----------
                                                                      771,920
                                                                  -----------
AUTOS & TRUCKS (1.6%)
Chrysler Corp. .........................         5,500                310,063
Dana Corp. .............................         1,100                 58,850
Ford Motor Co. .........................         9,600                566,400
General Motors Corp. ...................         5,500                367,469
Navistar International Corp.* ..........           700                 20,213
                                                                  -----------
                                                                    1,322,995
                                                                  -----------
FOOD SERVICES, LODGING (0.2%)
Darden Restaurants, Inc. ...............         1,200                 19,050
Hilton Hotels Corp. ....................         2,400                 68,400
Mirage Resorts, Inc.* ..................         1,900                 40,494
Marriot International, Inc. ............         1,800                 58,275
                                                                  -----------
                                                                      186,219
                                                                  -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.6%)
Maytag Corp. ...........................         1,000                 49,375
Unilever N.V. (NY Shares) ..............         5,300                418,369
Whirlpool Corp. ........................           500                 34,375
                                                                  -----------
                                                                      502,119
                                                                  -----------
LEISURE RELATED (1.1%)
American Greetings Corp.,
  Class A ..............................           400                 20,375
Brunswick Corp. ........................           400                  9,900
Cendant Corp.* .........................         7,500                156,563
Fortune Brands, Inc. ...................         1,800                 69,188
Walt Disney (The) Co. ..................         5,900                619,869
                                                                  -----------
                                                                      875,895
                                                                  -----------
PHOTO & OPTICAL (0.3%)
Bausch & Lomb, Inc. ....................           500                 25,063
Eastman Kodak Co. ......................         2,700                197,269
                                                                  -----------
                                                                      222,332
                                                                  -----------
RETAIL--GENERAL (4.7%)
Consolidated Stores Corp.* .............         1,200                 43,500
Costco Co., Inc.* ......................         2,000                126,125
Dayton Hudson Corp. ....................         3,600                174,600
Dillards, Inc., Class A ................         1,200                 49,725
Federated Department Stores,
  Inc.* ................................         1,600                 86,100
GAP, Inc. ..............................         3,500                215,688
Hasbro, Inc. ...........................           900                 35,381
Home Depot, Inc. .......................         6,100                506,681
J.C. Penny Co. .........................         2,000                144,625
K-Mart Corp.* ..........................         4,400                 84,700
Limited, Inc. ..........................         2,200                 72,875
Liz Claiborne, Inc. ....................           700                 36,575
Loews Corp. ............................         1,100                 95,838
Mattel, Inc. ...........................         2,600                110,013
May Department Stores Co. ..............         1,800                117,900
Mercantile Stores Co. ..................           400                 31,575
Newell Co. .............................         1,100                 54,794
Nike, Inc., Class B ....................         1,800                 87,638
Nordstrom, Inc. ........................           700                 54,075
Reebok International Ltd.* .............           200                  5,538

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                              NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                      --------------------   ------------------
Sears Roebuck & Co. ....................................................    3,100                 $   189,294
Sherwin-Williams Co. ...................................................    1,300                      43,063
TJX Cos., Inc. .........................................................    3,000                      72,375
Toys-R-Us, Inc.* .......................................................    2,800                      65,975
VF Corp. ...............................................................    1,200                      61,800
Venator Group, Inc.* ...................................................      700                      13,388
Wal-Mart Stores, Inc. ..................................................   18,900                   1,148,165
Walgreen Co. ...........................................................    4,500                     185,906
                                                                                                  -----------
                                                                                                    3,913,912
                                                                                                  -----------
  TOTAL CONSUMER CYCLICALS .............................................                            8,137,980
                                                                                                  -----------
CONSUMER NON-CYCLICALS (21.4%)
BEVERAGES (3.2%)
Adolph Coors Co., Class B ..............................................      200                       6,800
Anheuser-Busch Cos., Inc. ..............................................    4,200                     198,188
Coca Cola Co. ..........................................................   20,900                   1,786,950
PepsiCo, Inc. ..........................................................   12,900                     531,319
Seagram Co., Ltd. ......................................................    3,200                     131,000
                                                                                                  -----------
                                                                                                    2,654,257
                                                                                                  -----------
CONTAINERS (0.2%)
BB&T Corp. .............................................................    1,100                      74,388
Crown Cork & Seal Co., Inc. ............................................      800                      38,000
Rubbermaid, Inc. .......................................................    1,600                      53,100
                                                                                                  -----------
                                                                                                      165,488
                                                                                                  -----------
DRUGS (6.9%)
Abbott Laboratories ....................................................   13,500                     551,813
Allergan, Inc. .........................................................      700                      32,463
Alza Corp.* ............................................................      900                      38,925
American Home Products Corp. ...........................................   11,000                     569,250
Amgen, Inc.* ...........................................................    2,300                     150,363
Bristol-Myers Squibb Co. ...............................................    8,300                     953,981
CVS Corp. ..............................................................    3,000                     116,813
Centrex Corp. ..........................................................      500                      18,875
Merck & Co., Inc. ......................................................   10,100                   1,350,875
Pfizer, Inc. ...........................................................   11,000                   1,195,563
Pharmacia & Upjohn, Inc. ...............................................    4,600                     212,175
Rite Aid Corp. .........................................................    2,500                      93,906
Warner Lambert Co. .....................................................    6,800                     471,750
                                                                                                  -----------
                                                                                                    5,756,752
                                                                                                  -----------
FOODS (2.6%)
Albertson's, Inc. ......................................................    2,300                     119,169
American Stores Co. ....................................................    2,800                      67,725
Archer Daniels Midland Co. .............................................    5,400                     104,625
Bestfoods ..............................................................    2,600                     150,963
Campbell Soup Co. ......................................................    3,700                     196,563
ConAgra, Inc. ..........................................................    3,700                     117,244
General Mills, Inc. ....................................................    1,600                     109,400
Giant Food, Inc., Class A ..............................................      600                      25,838
H.J. Heinz Co. .........................................................    2,900                     162,763
Hershey Foods Corp. ....................................................      800                      55,200
Kellogg Co. ............................................................    3,200                     120,200
McDonald's Corp. .......................................................    6,000                     414,000
Quaker Oats Co. ........................................................    1,400                      76,913
Ralston-Ralston Purina Group ...........................................    1,000                     116,813
Sara Lee Corp. .........................................................    3,800                     212,563
Supervalu, Inc. ........................................................      200                       8,875
Wm. Wrigley Jr. Co. ....................................................      900                      88,200
                                                                                                  -----------
                                                                                                    2,147,054
                                                                                                  -----------


                                                                            NUMBER                 VALUE
                                                                           OF SHARES             (NOTE 1)
                                                                      --------------------   ------------------
HOSPITAL SUPPLIES & SERVICES (4.4%)
Air Products & Chemicals, Inc. .........................................    1,900                 $    76,000
Bard (C.R.), Inc. ......................................................      200                       7,613
Baxter International, Inc. .............................................    2,600                     139,913
Becton Dickinson & Co. .................................................    1,200                      93,150
Biomet, Inc. ...........................................................    1,100                      36,369
Boston Scientific Corp.* ...............................................    1,700                     121,763
Cardinal Health, Inc. ..................................................    1,000                      93,750
Cognizant Corp. ........................................................    1,600                     100,800
Columbia HCA Healthcare Corp.                                               5,000                     145,625
Eli Lilly & Co. ........................................................    9,300                     614,381
Guidant Corp. ..........................................................    1,400                      99,838
HBO & Co. ..............................................................    3,900                     137,475
Healthsouth Corp.* .....................................................    2,300                      61,381
Humana, Inc.* ..........................................................    1,700                      53,019
Johnson & Johnson ......................................................   11,600                     855,500
Mallinckrodt, Inc. .....................................................      300                       8,906
Medtronic, Inc. ........................................................    4,200                     267,750
Schering-Plough Corp. ..................................................    6,400                     586,400
St. Jude Medical, Inc.* ................................................      393                      14,467
Tenet Healthcare Corp.* ................................................    3,000                      93,750
U.S. Surgical Corp. ....................................................      800                      36,500
                                                                                                  -----------
                                                                                                    3,644,350
                                                                                                  -----------
RETAIL--FOOD (0.4%)
Kroger Co.* ............................................................    2,200                      94,325
Sysco Corp. ............................................................    3,200                      82,000
Tricon Global Restaurants, Inc. ........................................    1,100                      34,856
Wendy's International, Inc. ............................................    1,500                      35,250
Winn-Dixie Stores, Inc. ................................................    1,100                      56,306
                                                                                                  -----------
                                                                                                      302,737
                                                                                                  -----------
SOAPS & TOILETRIES (2.7%)
Avon Products, Inc. ....................................................    1,300                     100,750
Clorox Co. .............................................................    1,000                      95,375
Colgate Palmolive Co. ..................................................    2,700                     237,600
Gillette Co. ...........................................................    9,300                     527,194
International Flavors &
  Fragrances, Inc. .....................................................    1,200                      52,125
Kimberly Clark Corp. ...................................................    5,000                     229,365
Procter & Gamble Co. ...................................................   11,300                   1,029,006
                                                                                                  -----------
                                                                                                    2,271,415
                                                                                                  -----------
TOBACCO (1.0%)
Philip Morris Cos., Inc. ...............................................   20,500                     807,188
UST, Inc. ..............................................................    1,900                      51,300
                                                                                                  -----------
                                                                                                      858,488
                                                                                                  -----------
  TOTAL CONSUMER NON-CYCLICALS                                                                     17,800,541
                                                                                                  -----------
CREDIT SENSITIVE (24.6%)
BANKS (7.7%)
Banc One Corp. .........................................................    6,270                     349,944
Bank of New York Co., Inc. .............................................    3,400                     206,338
BankAmerica Corp. ......................................................    5,700                     492,694
BankBoston Corp. .......................................................    2,400                     133,500
Chase Manhattan Corp. ..................................................    7,100                     536,050
Citicorp ...............................................................    3,700                     552,225
Comerica, Inc. .........................................................    1,550                     102,688
Fifth Third Bancorp ....................................................    2,300                     144,900
First Chicago NBD Corp. ................................................    2,600                     230,425
First Union Corp. ......................................................    8,020                     467,165
Huntington Bancshares ..................................................    1,200                      40,200

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                    --------------------   ------------------
J.P. Morgan & Co. ...................     1,700                $   199,113
KeyCorp .............................     4,100                    146,063
MBNA Corp. ..........................     4,500                    148,500
Mellon Bank Corp. ...................     2,400                    167,100
Mercantile Bancorp, Inc. ............       900                     45,338
National City Corp. .................     3,000                    213,000
Nationsbank Corp. ...................     7,956                    608,634
Northern Trust Corp. ................     1,100                     83,875
Norwest Corp. .......................     6,800                    254,150
PNC Bank Corp. ......................     2,800                    150,675
Republic New York Corp. .............       700                     44,056
State Street Corp. ..................     1,200                     83,400
Summit Bancorp ......................     1,800                     85,500
SunTrust Banks, Inc. ................     2,000                    162,625
Synovus Financial Corp. .............     1,850                     43,938
U.S. Bancorp ........................     6,700                    288,100
Wachovia Corp. ......................     1,900                    160,550
Wells Fargo & Co. ...................       700                    258,300
                                                               -----------
                                                                 6,399,046
                                                               -----------
FINANCIAL SERVICES (5.6%)
American Express Co. ................     3,800                    433,200
Associates First Capital Corp.,
  Class A ...........................     3,012                    231,548
Automatic Data Processing, Inc. .....     2,700                    196,763
Bear Stearns Co., Inc. ..............       200                     11,375
Beneficial Corp. ....................       500                     76,594
Capital One Financial Corp. .........       300                     37,256
Charles Schwab Corp. ................     2,200                     71,500
Countrywide Credit Industries,
  Inc. ..............................     1,100                     55,825
Deluxe Corp. ........................       800                     28,650
Equifax, Inc. .......................       900                     32,681
Fannie Mae ..........................     8,600                    522,450
Federal Home Loan Mortgage
  Corp. .............................     5,800                    272,963
First Data Corp. ....................     4,000                    133,250
Fleet Financial Group, Inc. .........     2,600                    217,100
Franklin Resources, Inc. ............     2,300                    124,200
Golden West Financial Corp. .........       300                     31,894
Green Tree Financial Corp. ..........     1,200                     51,375
H&R Block, Inc. .....................     1,200                     50,550
H.F. Ahmanson & Co. .................     1,000                     71,000
Hartford Financial Services
  Group, Inc. .......................     1,200                    137,250
Household International, Inc. .......     2,800                    139,300
Lehman Brothers Holdings, Inc. ......     1,100                     85,319
MGIC Investment Corp. ...............     1,200                     68,475
Merrill Lynch & Co. .................     2,800                    258,300
Morgan Stanley Dean Witter &
  Co. ...............................     5,000                    456,875
Providian Financial Corp. ...........       900                     70,706
SLM Holding Corp. ...................       800                     39,200
Transamerica Corp. ..................       400                     46,050
Travelers Group, Inc. ...............     9,600                    582,000
Washington Mutual, Inc. .............     3,650                    158,547
                                                               -----------
                                                                 4,692,196
                                                               -----------
INSURANCE (3.5%)
Aetna, Inc. .........................     1,400                    106,575
Allstate Corp. ......................     3,400                    311,313
American General Corp. ..............     2,000                    142,375


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                   --------------------   ------------------
American International Group,
  Inc. ..............................     5,800                $   846,800
Aon Corp. ...........................     1,200                     84,300
CIGNA Corp. .........................     1,600                    110,400
Chubb Corp. .........................     1,600                    128,600
Cincinnati Financial Corp. ..........     1,200                     46,050
Conseco, Inc. .......................     1,700                     79,475
General Re Corp. ....................       600                    152,100
Jefferson-Pilot Corp. ...............       650                     37,659
Lincoln National Corp. ..............       700                     63,963
MBIA, Inc. ..........................       900                     67,388
Marsh & McClennan Cos. ..............     2,400                    145,050
Progressive Corp. ...................       500                     70,500
Safeco Corp. ........................     1,500                     68,156
St. Paul Cos. .......................     2,324                     97,753
SunAmerica, Inc. ....................     1,700                     97,644
Torchmark Corp. .....................     1,500                     68,625
United Healthcare Corp. .............     1,600                    101,600
Unum Corp. ..........................     1,200                     66,600
                                                               -----------
                                                                 2,892,926
                                                               -----------
UTILITY--ELECTRIC (1.9%)
Ameren Corp. ........................       900                     35,775
American Electric Power Co. .........     1,400                     63,525
Baltimore Gas & Electric Co. ........       700                     21,744
Carolina Power & Light ..............       900                     39,038
Central & South West Corp. ..........     2,400                     64,500
Cinergy Corp. .......................       800                     28,000
Consolidated Edison, Inc. ...........     2,400                    110,550
DTE Energy Co. ......................     1,200                     48,450
Dominion Resources, Inc. ............     2,100                     85,575
Duke Energy Corp. ...................     2,800                    165,900
Edison International ................     2,700                     79,819
Entergy Corp. .......................     2,700                     77,625
FPL Group, Inc. .....................     1,300                     81,900
FirstEnergy Corp. ...................     1,600                     49,200
GPU, Inc. ...........................     1,400                     52,938
Northern States Power Co. ...........       600                     17,175
PG&E Corp. ..........................     3,700                    116,781
PP&L Resources, Inc. ................     2,100                     47,644
Pacificorp ..........................     1,700                     38,463
Peco Energy Co. .....................     2,300                     67,131
Public Service Enterprise Group .....     2,400                     82,650
Southern Co. ........................     6,100                    168,894
Unicom Corp. ........................     2,000                     70,125
                                                               -----------
                                                                 1,613,402
                                                               -----------
UTILITY--GAS (0.2%)
Apache Corp. ........................       500                     15,750
Consolidated Natural Gas Co. ........     1,100                     64,763
Sempra Energy* ......................     1,753                     48,657
                                                               -----------
                                                                   129,170
                                                               -----------
UTILITY--TELEPHONE (5.7%)
AT&T Corp. ..........................    13,600                    776,900
Alltel Corp. ........................     2,100                     97,650
Ameritech Corp. .....................     9,700                    435,288
Bell Atlantic Corp. .................    12,800                    584,000
Bellsouth Corp. .....................     8,300                    557,138
GTE Corp. ...........................     7,900                    439,438
MCI Communications Corp. ............     6,000                    348,750
SBC Communications, Inc. ............    15,400                    616,000
Sprint Corp. ........................     3,100                    218,550

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                        NUMBER                 VALUE
                                      OF SHARES             (NOTE 1)
                                  --------------------   ------------------
U.S. West Media Group* ............    4,500                 $   197,719
U.S. West, Inc. ...................      800                      37,600
Worldcom, Inc.* ...................    8,600                     416,553
                                                             -----------
                                                               4,725,586
                                                             -----------
  TOTAL CREDIT SENSITIVE ..........                           20,452,326
                                                             -----------
DIVERSIFIED (0.4%)
MISCELLANEOUS (0.4%)
Tyco International Ltd. ...........    5,100                     321,300
                                                             -----------
ENERGY (7.9%)
COAL & GAS PIPELINES (0.5%)
Columbia Energy Group .............      750                      41,719
Eastern Enterprises ...............      100                       4,288
Enron Corp. .......................    2,900                     156,781
Sonat, Inc. .......................      800                      30,900
Williams Cos., Inc. ...............    4,000                     135,000
                                                             -----------
                                                                 368,688
                                                             -----------
OIL--DOMESTIC (2.3%)
Atlantic Richfield Co. ............    2,600                     203,125
Burlington Resources, Inc. ........    1,700                      73,206
Coastal Corp. .....................    1,100                      76,794
Exxon Corp. .......................   20,600                   1,469,038
Halliburton Co. ...................    2,000                      89,125
Sun Co., Inc. .....................      900                      34,931
                                                             -----------
                                                               1,946,219
                                                             -----------
OIL--INTERNATIONAL (2.9%)
Amerada Hess Corp. ................      900                      48,881
Amoco Corp. .......................    7,900                     328,838
Ashland, Inc. .....................      800                      41,300
Chevron Corp. .....................    5,400                     448,538
Houston Industries, Inc. ..........    2,900                      89,538
Kerr-McGee Corp. ..................      500                      28,938
Mobil Corp. .......................    6,800                     521,050
Occidental Petroleum Corp. ........    2,800                      75,600
Oryx Energy Co.* ..................      400                       8,850
Pennzoil Co. ......................      500                      25,313
Phillips Petroleum Co. ............    2,500                     120,469
Texaco, Inc. ......................    4,900                     292,469
Texas Utilities Co. ...............    2,500                     104,063
USX-Marathon Group, Inc. ..........    2,200                      75,488
Union Pacific Resources Group,
  Inc. ............................    2,700                      47,419
Unocal Corp. ......................    2,400                      85,800
Western Atlas, Inc. ...............      500                      42,438
                                                             -----------
                                                               2,384,992
                                                             -----------
OIL--SUPPLIES & CONSTRUCTION (1.7%)
Anadarko Petroleum Corp. ..........      400                      26,875
Baker Hughes, Inc. ................    1,700                      58,756
Dresser Industries, Inc. ..........    1,700                      74,906
Helmerich & Payne, Inc. ...........      200                       4,450
Rowan Co., Inc.* ..................      600                      11,663
Royal Dutch Petroleum Co.
  (NY Shares) .....................   18,000                     986,625
Schlumberger Ltd. .................    4,100                     280,081
                                                             -----------
                                                               1,443,356
                                                             -----------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ...........................    1,200                     117,825


                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
                                  --------------------   ------------------
CSX Corp. .........................    2,100                 $    95,550
Norfolk Southern Corp. ............    3,100                      92,419
Union Pacific Corp. ...............    2,300                     101,478
                                                             -----------
                                                                 407,272
                                                             -----------
  TOTAL ENERGY ....................                            6,550,527
                                                             -----------
TECHNOLOGY (14.9%)
ELECTRONICS (6.0%)
AMP, Inc. .........................    2,200                      75,625
Adobe Systems, Inc. ...............      700                      29,706
Applied Material, Inc.* ...........    2,900                      85,550
Circuit City Stores-Circuit City
  Group ...........................    1,000                      46,875
Computer Associates
  International, Inc. .............    4,800                     266,700
Emerson Electric Co. ..............    4,000                     241,500
Gateway 2000, Inc.* ...............    1,400                      70,875
Harris Corp. ......................    1,000                      44,688
ITT Industries, Inc. ..............      600                      22,425
Intel Corp. .......................   14,300                   1,059,988
KLA Tencor Corp.* .................      600                      16,613
LSI Logic Corp.* ..................    1,000                      23,063
Micron Technology, Inc.* ..........    1,600                      39,700
Microsoft Corp.* ..................   20,900                   2,265,038
National Semiconductor Corp.* .....    1,200                      15,825
Novell, Inc.* .....................    3,500                      44,625
Raychem Corp. .....................      700                      20,694
Rockwell International Corp. ......    1,900                      91,319
Seagate Technology, Inc.* .........    2,300                      54,769
Silicon Graphics, Inc.* ...........    1,200                      14,550
Sun Microsystems, Inc.* ...........    3,400                     147,688
Tandy Corp. .......................    1,000                      53,063
Tektronix, Inc. ...................      400                      14,150
Texas Instruments, Inc. ...........    3,200                     186,600
Thomas & Betts Corp. ..............      200                       9,850
                                                             -----------
                                                               4,941,479
                                                             -----------
OFFICE EQUIPMENT (3.9%)
Apple Computer, Inc.* .............    1,100                      31,556
Autodesk, Inc. ....................      500                      19,313
Avery Dennison Corp. ..............    1,000                      53,750
Cabletron Systems* ................    1,800                      24,188
Compaq Computer Corp. .............   13,840                     392,696
Data General Corp.* ...............      200                       2,988
Dell Computer Corp.* ..............    5,300                     491,906
EMC Corp.* ........................    4,400                     197,175
Hewlett Packard Co. ...............    8,700                     520,913
International Business Machines
  Corp. ...........................    7,900                     907,019
Oracle Corp.* .....................    8,600                     211,238
Parametric Technology Corp.* ......    2,500                      67,813
Unisys Corp.* .....................    1,900                      53,675
Xerox Corp. .......................    2,900                     294,713
                                                             -----------
                                                               3,268,943
                                                             -----------
OFFICE EQUIPMENT SERVICES (0.1%)
Ceridian Corp.* ...................      500                      29,375
Computer Sciences Corp. ...........    1,200                      76,800
                                                             -----------
                                                                 106,175
                                                             -----------
TELECOMMUNICATIONS (4.9%)
3Com Corp.* .......................    3,300                     101,269
Advanced Micro Devices, Inc.* .....      900                      15,356

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                            NUMBER          VALUE
                                          OF SHARES       (NOTE 1)
                                         -----------   --------------
AirTouch Communications, Inc.*               5,100      $   298,031
Andrew Corp.* ........................       1,000           18,063
Ascend Communications, Inc.* .........       1,800           89,213
Bay Networks, Inc.* ..................       1,700           54,825
CBS Corp. ............................       6,800          215,900
Cisco Systems, Inc.* .................       8,700          800,944
Comcast Corp., Class A ...............       3,300          133,959
Corning, Inc. ........................       2,000           69,500
DSC Communications Corp.* ............       1,200           36,000
Frontier Corp. .......................       1,800           56,700
Gannett Co. ..........................       2,800          198,975
General Instrument Corp.* ............       2,000           54,375
Lucent Technologies, Inc. ............      11,100          923,381
Motorola, Inc. .......................       4,900          257,556
Nextel Communications, Inc.,
  Class A* ...........................       1,900           47,263
Northern Telecom Ltd. ................       4,300          244,025
Scientific-Atlanta, Inc. .............         800           20,300
Telecommunications, Inc.,
  Class A* ...........................       4,500          172,969
Tellabs, Inc.* .......................       1,700          121,752
U.S. West Communications
  Group ..............................       3,500          164,500
                                                        -----------
                                                          4,094,856
                                                        -----------
  TOTAL TECHNOLOGY ...................                   12,411,453
                                                        -----------
TOTAL COMMON STOCKS (91.2%)
  (Cost $72,432,635) .................                   75,898,045
                                                        -----------


                                        PRINCIPAL         VALUE
                                          AMOUNT         (NOTE 1)
                                      -------------   -------------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENT (6.6%)
U.S. Treasury Bill
  8/20/98- ........................    $  395,000      $   392,272
  9/3/98 ..........................       541,000          536,249
  10/15/98 ........................       459,000          452,310
  10/22/98 ........................     2,950,000        2,903,806
  11/12/98 ........................     1,215,000        1,192,388
                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES (6.6%)
 (Cost/Amortized Cost
  $5,476,979) .....................                      5,477,025
                                                       -----------
TOTAL INVESTMENTS (97.8%)
  (Cost/Amortized Cost
  $77,909,614) ....................                     81,375,070
OTHER ASSETS
  LESS LIABILITIES (2.2%) .........                      1,810,214
                                                       -----------
NET ASSETS (100%) .................                    $83,185,284
                                                       ===========

----------
*     Non-income producing

-  Security segregated as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
FUTURES CONTRACTS: At June 30, 1998, the Portfolio had futures contracts open:






                             NUMBER
                               OF         AGGREGATE     EXPIRATION       UNREALIZED
PURCHASES:                 CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
-----------------------   -----------   ------------   ------------   ---------------
S&P 500 Index .........       20         $5,715,000      Sept '98        $ (11,870)

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..      $72,525,541
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..           68,181

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  4,779,070
Aggregate gross unrealized depreciation ..........      (1,313,614)
                                                      ------------
Net unrealized appreciation ......................    $  3,465,456
                                                      ============
Federal income tax cost of investments ...........    $ 77,909,614
                                                      ============

At June 30, 1998, the Portfolio had loaned securities with a total value of $208,446, which were secured by collateral valued at $213,144.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                    --------------------   ------------------
COMMON STOCKS AND RIGHTS:
AUSTRALIA & NEW ZEALAND (2.1%)
AUSTRALIA (1.9%)
Amcor Ltd. ..........................    2,508                 $    10,994
Australian Gas & Light Co., Ltd.         2,314                      14,490
Boral Ltd. ..........................    7,027                      13,201
Brambles Industries Ltd. ............      916                      17,997
Broken Hill Proprietary Ltd. ........    8,099                      68,542
CSR Ltd. ............................    4,280                      12,366
Coca-Cola Amatil Ltd. ...............    3,490                      23,369
Coles Meyer Ltd. ....................    4,628                      18,077
Fosters Brewing Corp. ...............    9,579                      22,568
General Property Trust ..............    5,806                       9,395
Lend Lease Corp. ....................    1,167                      23,624
National Australia Bank Ltd. ........    5,374                      70,969
News Corp., Ltd. ....................    7,582                      61,957
Pioneer International Ltd. ..........    5,222                      12,465
Rio Tinto Ltd. ......................    1,721                      20,487
Santos Ltd. .........................    4,030                      12,493
Southcorp Ltd. ......................    4,187                      12,175
Telstra Corp., Ltd. .................   21,739                      55,800
WMC Ltd. ............................    4,403                      13,267
Westfield Trust .....................    7,792                      14,976
Westpac Banking Corp. ...............    7,939                      48,484
                                                               -----------
                                                                   557,696
                                                               -----------
NEW ZEALAND (0.2%)
Brierley Investments Ltd. ...........   14,287                       7,126
Carter Holt Harvey Ltd. .............    7,285                       6,359
Lion Nathan Ltd. ....................    2,964                       6,591
Telecom Corp. of New Zealand
  Ltd. ..............................    7,099                      29,285
                                                               -----------
                                                                    49,361
                                                               -----------
 TOTAL AUSTRALIA & NEW ZEALAND                                     607,057
                                                               -----------
JAPAN (19.1%)
Acom Co., Ltd. ......................    1,000                      47,540
Ajinomoto Co. .......................    3,000                      26,295
Amada Co., Ltd. .....................    3,000                      14,608
Aoyamma Trading Co., Ltd. ...........      200                       4,934
Asahi Breweries Ltd. ................    2,000                      25,249
Asahi Chemical Industry Co.,
  Ltd. ..............................    8,000                      28,856
Asahi Glass Co., Ltd. ...............    6,000                      32,463
Bank of Tokyo-Mitsubushi Ltd. .......   18,000                     190,752
Bridgestone Corp. ...................    4,000                      94,647
Canon, Inc. .........................    4,000                      90,896
Casio Computer Co., Ltd. ............    2,000                      18,598
Citizen Watch Co., Ltd. .............    1,000                       8,260
Dai Nippon Printing Co., Ltd. .......    3,000                      47,937
Daiichi Pharma Co., Ltd. ............    1,000                      13,202
Dainippon Ink and Chemicals,
  Inc. ..............................    4,000                      12,264
Daiwa House Industry Co., Ltd. ......    2,000                      17,674
Daiwa Securities Co., Ltd. ..........    5,000                      21,534
Denso Corp. .........................    4,000                      66,368
East Japan Railway Co. ..............       17                      79,960
Ebara Corp. .........................    2,000                      17,804
Eisai Co., Ltd. .....................    1,000                      13,634
Fanuc ...............................    1,000                      34,627
Fuji Photo Film Co. .................    2,000                      69,687
Fujitsu Ltd. ........................    7,000                      73,727


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                  --------------------   ------------------
Hankyu Corp. ........................    5,000                 $    20,524
Hitachi Ltd. ........................   14,000                      91,401
Honda Motor Co., Ltd. ...............    4,000                     142,548
House Foods Corp. ...................    1,000                      12,848
Hoya Corp. ..........................    1,000                      28,351
Ito-Yokado Co., Ltd. ................    2,000                      94,214
Itochu Corporation ..................    9,000                      19,478
JUSCO Co., Ltd. .....................    2,000                      36,719
Japan Airlines Co., Ltd.* ...........    9,000                      25,061
Japan Energy Corp. ..................    7,000                       7,423
Joyo Bank Ltd. ......................    3,000                      11,081
Kajima Corp. ........................    4,000                      10,965
Kansai Electric Power Co., Inc. .....    3,700                      64,327
Kao Corp. ...........................    3,000                      46,314
Kawasaki Heavy Industries Ltd. ......    6,000                      12,119
Kawasaki Steel Corp. ................   17,000                      30,659
Kinden Corp. ........................    2,000                      24,239
Kinki Nippon Railway Co., Ltd. ......    7,000                      32,824
Kirin Brewery Co., Ltd. .............    4,000                      37,801
Kokuyo ..............................    1,000                      16,953
Komatsu Ltd. ........................    5,000                      24,311
Kubuto Corp. ........................    9,000                      20,776
Kuraray Co., Ltd. ...................    2,000                      17,011
Kyocera Corp. .......................    1,000                      48,911
Marui Co., Ltd. .....................    2,000                      29,866
Matsushita Electric Industries
  Co. ...............................    8,000                     128,697
Minebea Co., Ltd. ...................    2,000                      19,925
Mitsubishi Chemical Corp. ...........    8,000                      14,486
Mitsubishi Corp. ....................    6,000                      37,224
Mitsubishi Electric Corp. ...........    9,000                      20,711
Mitsubishi Estate Co., Ltd. .........    5,000                      44,005
Mitsubishi Heavy Industries Ltd.        13,000                      49,142
Mitsubishi Materials Corp. ..........    4,000                       8,166
Mitsubishi Trust & Banking
  Corp. .............................    5,000                      42,526
Mitsui & Co., Ltd. ..................    7,000                      37,873
Mitsui Fudosan Co., Ltd. ............    4,000                      31,626
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................    3,000                      15,084
Murata Manufacturing Co., Ltd. ......    1,000                      32,463
NEC Corp. ...........................    7,000                      65,294
NGK Insulators Ltd. .................    2,000                      17,386
Nikon Corp. .........................    1,000                       7,200
Nippon Express Co., Ltd. ............    6,000                      32,203
Nippon Meat Packers, Inc. ...........    1,000                      12,257
Nippon Oil Co. ......................    5,000                      16,159
Nippon Paper Industries Co. .........    6,000                      25,018
Nippon Steel Corp. ..................   28,000                      49,286
Nippon Telegraph & Telephone
  Corp. .............................       49                     406,507
Nippon Yusen Labushiki Kaisha .......    7,000                      23,734
Nissan Motor Co., Ltd. ..............    9,000                      28,373
Nissin Food Products Co., Ltd. ......    1,000                      17,927
Nitto Denko Corp. ...................    1,000                      15,041
Nomura Securities Co. ...............    8,000                      93,204
Obayashi Corp. ......................    3,000                      12,725
Odakyu Electric Railway .............    3,000                       9,198
Oji Paper Co., Ltd. .................    4,000                      17,429
Omron Corp. .........................    1,000                      15,294
Onward Kashiyama Co., Ltd. ..........    1,000                      12,516
Osaka Gas Co., Ltd. .................   12,000                      30,818

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                   --------------------   ------------------
Rohm Co. ............................    1,000                 $  102,799
SHIMANO, Inc. .......................    1,000                     25,393
Sankyo Co. ..........................    2,000                     45,592
Sanyo Electric Co., Ltd. ............    9,000                     27,269
Secom Co. ...........................    1,000                     57,784
Sekisui Chemical Co. ................    4,000                     20,488
Sekisui House Ltd. ..................    4,000                     31,020
Sharp Corp. .........................    5,000                     40,542
Shimizu Corp. .......................    4,000                     11,542
Shin-Etsu Chemical Co. ..............    2,000                     34,627
Shiseido Co., Ltd. ..................    2,000                     22,738
Sony Corp. ..........................    1,600                    137,931
Sumitomo Chemical Co., Ltd. .........    9,000                     27,788
Sumitomo Corp. ......................    5,000                     24,059
Sumitomo Electric Industries ........    3,000                     30,364
Sumitomo Metal Industries ...........   17,000                     27,348
Sumitomo Metal Mining Co. ...........    3,000                     12,184
Taisei Corp. ........................    7,000                     15,149
Taisho Pharmaceutical ...............    2,000                     37,368
Takeda Chemical Industries ..........    4,000                    106,478
Teijin Ltd. .........................    6,000                     18,179
The 77 Bank Ltd. ....................    3,000                     25,105
The Asahi Bank Ltd. .................   11,000                     48,406
The Chiba Bank Ltd. .................    2,000                      6,925
The Daiei, Inc. .....................    3,000                      7,034
The Fuji Bank Ltd. ..................   13,000                     58,051
The Gunma Bank Ltd. .................    2,000                     13,548
The Industrial Bank of Japan
  Ltd. ..............................   10,000                     62,762
The Sakura Bank Ltd. ................   15,000                     38,955
The Shizuoka Bank Ltd. ..............    4,000                     42,995
The Sumitomo Bank Ltd. ..............   13,000                    126,605
The Sumitomo Marine & Fire
  Insurance Co., Ltd. ...............    4,000                     22,392
The Tokai Bank Ltd. .................    8,000                     44,092
Toho Co., Ltd. ......................      100                     10,532
Tohoku Electric Power Co., Inc. .....    1,800                     26,555
Tokio Marine & Fire Insurance
  Co. ...............................    6,000                     61,723
Tokyo Electric Power ................    5,500                    107,921
Tokyo Electron Ltd. .................    1,000                     30,659
Tokyo Gas Co., Ltd. .................    9,000                     20,062
Tokyu Corp. .........................    4,000                     12,148
Toppan Printing Co., Ltd. ...........    3,000                     32,117
Toray Industries, Inc. ..............    6,000                     31,164
Tostem Corp. ........................    1,000                     12,971
Toto Ltd. ...........................    2,000                     12,163
Toyo Seikan Kaisha Ltd. .............    1,000                     12,264
Toyota Automatic Loom Works
  Ltd. ..............................    2,000                     35,348
Toyota Motor Corp. ..................   14,000                    362,574
Uny Co., Ltd. .......................    1,000                     16,231
Wacaol Corp. ........................    1,000                     10,172
Yamanouchi Pharmaceutical Co.,
  Ltd. ..............................    2,000                     41,697
Yamato Transport Co., Ltd. ..........    2,000                     22,435
Yamazaki Banking Co., Ltd. ..........    1,000                      8,873
                                                               ----------
 TOTAL JAPAN ........................                           5,568,858
                                                               ----------
OTHER EUROPEAN COUNTRIES (40.9%)
AUSTRIA (0.3%)
Bank Austria AG .....................      250                     20,340


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                  --------------------   ------------------
Bank Austria AG (Rights)* ...........      250                 $       --
Bank Austria AG Vorzug ..............      150                     12,181
EA-Generali AG ......................       30                      8,814
Flughafen Wein AG ...................      150                      7,195
OMV AG ..............................      100                     13,398
Oesterreichische
  Elektrizitaetseirtschafts AG ......      120                     14,367
VA Technologies AG ..................       70                      8,712
Wienerberger Baustoffindustrie
  AG ................................       50                     12,099
                                                               ----------
                                                                   97,106
                                                               ----------
BELGIUM (1.6%)
Barco N.V. ..........................       28                      7,824
Colruyt S.A. ........................        8                      6,276
D'Ieteren S.A. ......................       28                     13,071
Delhaize Le Lion S.A. ...............      127                      8,872
Electrabel S.A. .....................      222                     62,926
Fortis AG ...........................      178                     45,433
Generale de Banque S.A. .............       61                     45,275
Groupe Bruxelles Lambert S.A. .......       99                     19,976
Kredietbank N.V. ....................    1,111                     99,399
Petrofina S.A. ......................       88                     36,115
Royale Belge ........................       60                     22,810
Solvay S.A., Class A ................      334                     26,472
Tractebel ...........................      318                     46,564
UCB S.A. ............................        6                     31,119
                                                               ----------
                                                                  472,132
                                                               ----------
FRANCE (8.2%)
Accor S.A. ..........................      145                     40,569
Alcatel Alsthom .....................      638                    129,868
Banque Nationale de Paris ...........      860                     70,251
Bouygues ............................      123                     22,332
Canal Plus ..........................      138                     25,786
Cap Gemini Sogeti ...................      270                     42,414
Carrefour S.A. ......................      152                     96,139
Cie Generale des Eaux ...............      521                    111,221
Coflexip S.A. .......................       44                      5,384
Compagnie de Saint Gobain ...........      348                     64,507
Dassault Systemes S.A.* .............      195                      9,190
Elf Acquitaine S.A. .................    1,067                    149,971
Eridania Beghin .....................      116                     25,607
Etablissements Economiques du
  Casino Guichard-Perrachon
  S.A. ..............................      335                     26,745
France Telecom S.A. .................    3,080                    212,379
Groupe Danone .......................      292                     80,490
Havas S.A. ..........................      244                     20,698
L'Air Liquide .......................      338                     55,850
L'Oreal .............................      264                    146,810
LVMH (Moet Hennessy Louis
  Vuitton) ..........................      353                     70,629
Lafarge S.A. ........................      409                     42,270
Legardere S.C.A. ....................      367                     15,275
Legrand S.A. ........................      123                     32,542
Michelin, Class B (Registered) ......      560                     32,317
PSA Peugeot Citroen .................      210                     45,143
Paribas .............................      621                     66,439
Pechiney S.A., Class A ..............      415                     16,710
Pernod Ricard .......................      275                     19,053
Pinault-Printemps-Redoute S.A. ......       94                     78,651

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                             NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                    --------------------   ------------------
Promodes ..............................        81                $    44,870
Rhone-Poulenc, Class A ................     1,484                     83,678
Sanofi S.A. ...........................       412                     48,439
Schneider S.A. ........................       596                     47,512
Sidel S.A. ............................       114                      8,294
Simco .................................        82                      6,725
Societe BIC S.A. ......................       119                      8,461
Societe Eurafrance S.A. ...............        12                      7,540
Societe Generale Paris ................       380                     78,985
Sodexho Alliance S.A. .................       144                     27,217
Suez Lyonnaise des Eaux ...............       503                     82,759
Thomson CSF ...........................       567                     21,564
Total S.A., Class B ...................       919                    119,443
Usinor Sacilor ........................     1,205                     18,611
Valero S.A. ...........................       312                     31,883
                                                                 -----------
                                                                   2,391,221
                                                                 -----------
GERMANY (10.0%)
AMB Aachener & Muenchener
  Beteilgungs-AG ......................       150                     17,541
Adidas-Salomon AG .....................       200                     34,599
Allianz AG (New)* .....................        17                      5,561
Allianz AG (Registered) ...............       950                    313,418
Axa Colonia Konzern AG ................        50                      6,196
BASF AG ...............................     2,450                    116,149
Bayer AG ..............................     2,850                    147,122
Bayer Hypothecken Und
  Wechselbank AG ......................     1,100                     69,775
Bayerische Vereinsbank AG .............     1,200                    102,135
Beiersdorf AG .........................       250                     15,927
Bresdner Bank AG ......................     1,850                     99,809
Continental AG ........................       350                     10,907
Daimler-Benz AG .......................     2,230                    218,858
Degussa AG ............................       250                     15,401
Deutsche Bank AG ......................     2,000                    169,504
Deutsche Lufthansa AG
  (Registered) ........................     1,500                     37,677
Deutsche Telekom AG ...................     8,350                    225,475
Heidelberger Zement AG ................       200                     18,963
Hochtief AG ...........................       250                     11,991
Karstadt AG ...........................        50                     24,175
Linde AG ..............................        50                     35,071
M.A.N. AG .............................        50                     19,462
Mannesmann AG .........................     1,500                    152,287
Merck KGaA ............................       650                     29,085
Metro AG ..............................       850                     51,608
Muenchener Rueckversicherungs-
  Gesellschaft AG .....................       300                    148,877
Preussag AG ...........................        50                     17,854
RWE AG ................................     1,350                     80,094
SAP AG ................................       250                    151,788
SGL Carbon AG .........................        50                      5,850
Schering AG ...........................       250                     29,484
Siemens AG ............................     2,250                    136,984
Thyssen AG ............................       150                     38,009
Veba AG ...............................     1,950                    132,991
Viag AG ...............................       100                     67,646
Volkswagen AG .........................       107                    102,939
Volkswagen AG .........................        50                     34,100
                                                                 -----------
                                                                   2,895,312
                                                                 -----------


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                     --------------------   ------------------
IRELAND (0.5%)
Allied Irish Banks plc ................     3,530                $    50,904
CRH plc ...............................     2,116                     30,048
Independent Newspapers plc ............     1,605                      8,628
Irish Life plc ........................     1,908                     17,583
Jefferson Smurfit Group plc ...........     3,797                     11,293
Kerry Group plc, Class A ..............       679                      9,386
Ryanair Holdings plc* .................       885                      6,179
                                                                 -----------
                                                                     134,021
                                                                 -----------
ITALY (4.1%)
Assicurazioni Generali S.p.A. .........     4,223                    137,372
Banca Commerciale Italiana ............     8,808                     52,694
Banco Intasa S.p.A. ...................     6,417                     35,916
Benetton Group S.p.A.* ................     7,940                     16,489
Credito Italiano S.p.A. ...............    13,042                     68,298
ENI S.p.A. (Registered) ...............    28,696                    188,147
Edison S.P.A. .........................     3,006                     24,133
Fiat S.p.A. ...........................    14,943                     65,428
Istituto Bancario Sao Paulo di
  Torino ..............................     3,474                     50,149
Istituto Mobiliare Italiano S.p.A.          2,683                     42,279
Istituto Nazionale delle
  Assicurazioni .......................    17,008                     48,339
Italgas S.p.A. ........................     1,739                      7,086
Mediaset S.p.A. .......................     6,322                     40,365
Mediobanca S.p.A. .....................     1,207                     15,318
Montedison S.p.A. .....................    19,184                     23,807
Parmalat Finanziaria S.p.A. ...........     3,526                      7,193
Pirelli S.p.A. ........................    10,775                     33,656
Riunione Adriatica di Sicurta
  S.p.A. ..............................     2,189                     28,520
Telecom Italia Mobile S.p.A. ..........    27,111                    165,853
Telecom Italia Mobile S.p.A. ..........     8,433                     28,476
Telecom Italia S.p.A. .................    13,893                    102,310
Telecom Italia S.p.A. (RNC) ...........     4,077                     19,744
                                                                 -----------
                                                                   1,201,572
                                                                 -----------
NETHERLANDS (5.3%)
ABN-Amro Holdings N.V. ................     5,369                    125,689
ASR Verzekeringsgroep N.V. ............       116                      9,847
Akzo Nobel N.V. .......................       270                     60,047
Elsevier N.V. .........................     2,610                     39,407
Getronics N.V. ........................       305                     15,825
Hienekin N.V. .........................     1,247                     49,002
IHC Caland N.V. .......................        64                      3,604
ING Groep N.V. ........................     3,528                    231,117
KLM Royal Dutch Airlines N.V.                 139                      5,647
Koninklijke Ahold N.V. ................     2,145                     68,887
Koninklijke KNP BT ....................       186                      4,803
Koninklijke PTT Nederland N.V.              1,832                     70,548
Oce N.V. ..............................       160                      6,815
Oce N.V. ..............................       141                      6,005
Philips Electronics N.V. ..............     1,392                    117,067
Royal Dutch Petroleum Co. .............     8,089                    448,748
TNT Post Group N.V.* ..................     1,832                     46,852
Unilever N.V. .........................     2,425                    192,492
Wolters Kluwer N.V. ...................       257                     35,290
                                                                 -----------
                                                                   1,537,692
                                                                 -----------

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
                                 --------------------   ------------------
PORTUGAL (0.6%)
BPI-SGPS S.A. (Registered) .........     300                  $     9,685
Banco Comercial Portugues
  (Registered) .....................   1,000                       28,407
Banco Espirito Santo ...............     662                       19,888
Brisa-Auto Estradas de Portugal
  S.A. .............................     200                        8,557
Cimentos de Portugal S.A. ..........     500                       17,575
Electricidade de Portugal S.A. .....   1,300                       30,233
Jeronimo Martins & Filho ...........     500                       24,031
Portugal Telecom S.A. ..............     800                       42,418
Sonae Investimentos-Sociedade
  Gestora de .......................     100                        5,464
                                                              -----------
                                                                  186,258
                                                              -----------
SPAIN (3.0%)
Acerinox S.A. ......................      56                        7,457
Argentaria Corp. Banc ..............   2,156                       48,364
Autopistas Concesionaria Espana        1,369                       21,199
Banco Bilbao Vizcaya S.A. ..........   2,500                      128,301
Banco Central Hispanoamer S.A.         1,177                       36,995
Banco Santander S.A. ...............   4,580                      117,225
Dragados & Construcciones S.A.           306                        9,798
Endesa S.A. ........................   4,205                       91,997
Fomento de Construcciones y
  Contratas S.A. ...................     253                       13,050
Gas Natural SDG S.A. ...............     593                       42,846
Iberdrola S.A. .....................   3,514                       57,058
Repsol S.A. ........................   1,154                       63,589
Sociedad General de Aguas de
  Barcelona S.A. ...................     177                        9,869
Tabacalera S.A., Class A ...........     705                       14,436
Telefonica de Espana S.A. ..........   3,949                      182,578
Union Electrica Fenosa S.A. ........     620                        7,985
Vallehermoso S.A. ..................     254                        9,342
Zardoya Otis S.A. ..................     376                       11,171
                                                              -----------
                                                                  873,260
                                                              -----------
SWITZERLAND (7.3%)
ABB AG (Bearer) ....................      40                       59,115
Adecco S.A. (Bearer) ...............      80                       36,102
Adecco S.A. (Rights)* ..............      80                           --
Alusuisse Lonza Group AG ...........      30                       38,081
CS Holdings ........................   1,030                      229,349
Holderbank Financiere Glarus
  AG, Class B ......................      20                       25,467
Kuoni Reisen AG (Registered) .......       1                        4,968
Nestle S.A. (Registered) ...........     150                      321,238
Novartis AG (Bearer) ...............      20                       33,331
Novartis AG (Registered) ...........     230                      383,005
Roche Holding AG ...................       6                       88,969
Roche Holdings AG ..................      27                      265,333
SGS Societe Generale de
  Surveillance Holding S.A. ........       5                        8,481
SAirGroup (Registered) .............      50                       16,461
Sulzer AG ..........................      20                       15,795
Swiss Reinsurance Co.
  (Registered) .....................      55                      139,196
The Swatch Group AG ................      10                        7,732
The Swatch Group AG ................     100                       16,692
UBS AG (Registered)* ...............     702                      261,046
Union Bank of Switzerland ..........     100                       36,023


                                           NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                    --------------------   ------------------
Zurich Versicherungs-
  Gesellschaft (Registered) ........     180                  $   114,957
Holderbank Financiere Glarus
  AG (Registered) ..................      50                       12,585
                                                              -----------
                                                                2,113,926
                                                              -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                           11,902,500
                                                              -----------
SCANDINAVIA (5.3%)
DENMARK (0.8%)
Carlsberg A.S., Class B ............     100                        7,277
Carlsberg, Class A .................     200                       14,554
D/S 1912, Class B ..................       5                       42,934
D/S Svendborg, Class B .............       3                       36,676
Danisco ............................     202                       13,582
Den Danske Bank AS .................     200                       24,014
ISS International Service System
  A/S, Class B .....................     143                        8,325
Novo-Nordisk A/S, Class B ..........     278                       38,356
Tele Danmark A/S, Class B ..........     489                       46,971
Unidanmark A/S, Class A
  (Registered) .....................     200                       17,989
                                                              -----------
                                                                  250,678
                                                              -----------
FINLAND (1.0%)
Kemira Oyj .........................   1,000                       10,342
Kesco Oyj ..........................     700                       11,044
Merita Plc, Class A ................   4,000                       26,411
Metra Oyj, Class B .................     200                        6,566
Nokia Oyj, Class A .................   1,800                      132,475
Nokia Oyj, Class K .................     600                       44,213
Outokumpu Oyj ......................     500                        6,384
Sampo Insurance Co., plc,
  Class A ..........................     300                       14,227
Upm-Kymmene OYJ ....................   1,200                       33,050
                                                              -----------
                                                                  284,712
                                                              -----------
NORWAY (0.5%)
Christiania Bank OG Kreditkasse        2,900                       12,145
Den Norske Bank ....................   2,600                       13,636
Kvaerner plc .......................     200                        6,784
Merkantildata ASA ..................     550                        6,960
NCL Holdings ASA* ..................   1,200                        5,933
Norsk Hydro ASA ....................     950                       41,830
Orkla ASA, Class A .................     800                       18,630
Petroleum Geo-Services* ............     400                       12,472
Schibsted ASA ......................     450                        7,573
Storebrand ASA* ....................     950                        8,428
Tomra Systems ASA ..................     200                        6,001
                                                              -----------
                                                                  140,392
                                                              -----------
SWEDEN (3.0%)
ABB AB, Class A ....................   3,100                       43,914
ABB AB, Class B ....................     400                        5,566
AGA AB, Class A ....................     400                        6,268
Astra AB, Class A ..................   5,200                      106,255
Astra AB, Class B ..................   1,400                       27,905
Atlas Copco AB .....................     600                       16,360
Electrolux AB, Class B .............   1,500                       25,762
Ericsson LM, Class B ...............   7,600                      221,988
ForeningsSparbanken AB,
  Class A ..........................   1,600                       48,138
Hennes & Mauritz AB, Class B .......     900                       57,428

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                   --------------------   ------------------
Mandamus AB* .......................        45                $       282
Netcom Systems AB, Class B* ........       200                      7,660
Sandvik AB, Class A ................     1,000                     27,642
Securitas AB, Class B ..............       400                     19,581
Skandia Forsakrings AB .............     2,700                     38,586
Skandinaviska Enskilds Banken ......     2,500                     42,779
Skanska AB, B Shares ...............       500                     22,440
Stora Kopparbergs Bergslags
  Aktiebolag, Class A ..............     1,200                     18,879
Svenska Cellulosa, AB, Class B .....     1,200                     31,064
Svenska Handelsbanken, Class A             800                     37,107
Volvo AB, Class B ..................     1,300                     38,705
Volvo AB, Class A ..................       700                     20,359
                                                              -----------
                                                                  864,668
                                                              -----------
 TOTAL SCANDINAVIA .................                            1,540,450
                                                              -----------
SOUTHEAST ASIA (2.4%)
HONG KONG (1.5%)
Bank of East Asia Ltd. .............     4,744                      5,143
CLP Holdings Ltd. ..................    10,000                     45,560
Cathay Pacific Airways .............    13,000                      9,144
Cheung Kong Ltd. ...................     9,000                     44,257
Hang Seng Bank Ltd. ................     8,000                     45,225
Hong Kong & China Gas Co.,
  Ltd. .............................    15,000                     17,037
Hong Kong Telecommunications
  Ltd. .............................    46,800                     87,886
Hutchison Whampoa Ltd. .............    16,000                     84,461
Johnson Electric Holdings Ltd. .....     2,000                      7,408
New World Development Co. ..........     8,108                     15,697
Sun Hung Kai Properties Ltd. .......     9,084                     38,573
Swire Pacific Ltd., Class A ........     6,000                     22,651
Television Broadcasts Ltd. .........     2,000                      5,292
Wharf Holdings .....................    13,000                     12,835
                                                              -----------
                                                                  441,169
                                                              -----------
MALAYSIA (0.4%)
Golden Hope Plantations Bhd. .......     8,000                      7,325
Kuala Lumpur Kepong Bhd. ...........     5,000                      8,072
Malayan Banking Bhd. ...............    10,000                     10,072
Malaysian International Shipping
  Bhd. (Foreign) ...................     6,000                      8,746
Nestle (Malaysia) Bhd. .............     2,000                      9,060
Oriental Holdings Bhd. .............     4,000                      6,650
RHB Capital Bhd. ...................    16,000                      6,515
Resorts World Bhd. .................     6,000                      6,592
Rothmans of Pall Mall Bhd. .........     2,000                     13,855
Sime Darby Bhd. ....................    12,000                      8,269
Telekom Malaysia Bhd. ..............    12,000                     20,240
Tenaga Nasional Bhd. ...............    13,000                     15,662
YTL Corp. Bhd. .....................     9,000                      6,766
                                                              -----------
                                                                  127,824
                                                              -----------
SINGAPORE (0.5%)
City Developments ..................     4,000                     11,175
Creative Technology Ltd.* ..........     1,000                     12,134
Development Bank of Singapore
  (Foreign) ........................     2,600                     14,389
Keppel Corp. Ltd. ..................     6,000                      9,020
Oversea-Chinese Banking Corp.,
  Ltd. (Foreign) ...................     6,000                     20,420
Singapore Airlines Ltd. ............     4,000                     18,704


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                   --------------------   ------------------
Singapore Press Holdings Ltd. ......    2,276                 $    15,223
Singapore Telecommunications
  Ltd. .............................   23,000                      32,672
United Overseas Bank Ltd.
  (Foreign) ........................    3,000                       9,322
                                                              -----------
                                                                  143,059
                                                              -----------
 TOTAL SOUTHEAST ASIA ..............                              712,052
                                                              -----------
UNITED KINGDOM (20.4%)
Abbey National plc .................    5,651                     100,506
Anglian Water plc ..................      902                      12,653
Arjo Wiggins Appleton plc ..........    2,323                       7,798
Associated British Foods plc .......    4,023                      37,993
B.A.T. Industries plc ..............   12,302                     123,267
BBA Group plc ......................    1,507                      11,350
BG plc .............................   15,118                      87,481
BOC Group plc ......................    2,268                      30,926
BPB plc ............................    1,635                       9,912
BTR plc ............................   14,468                      41,075
Barclays plc .......................    5,947                     171,617
Bass plc ...........................    3,288                      61,664
Blue Circle Industries plc .........    3,834                      21,673
Boots Co. plc ......................    3,766                      62,452
British Aerospace plc ..............    7,550                      57,873
British Airport Authority plc ......    4,220                      45,597
British Airways plc ................    4,472                      48,432
British Land Co. plc ...............    2,528                      25,985
British Petroleum Co. plc ..........   22,281                     325,210
British Sky Broadcasting plc .......    6,984                      50,211
British Steel ......................    8,995                      19,791
British Telecom plc ................   24,598                     303,983
Bunzl plc ..........................    2,883                      13,529
Burmah Castrol plc .................      714                      12,759
Cable & Wireless plc ...............    8,518                     103,559
Cadbury Schweppes plc ..............    4,177                      64,699
Carlton Communications plc .........    1,857                      16,591
Centrica plc* ......................   17,532                      29,571
Commercial Union plc ...............    5,103                      95,276
Compass Group plc ..................    3,264                      37,557
Diageo plc .........................   13,125                     155,624
EMI Group plc ......................    3,870                      33,866
Electrocomponents plc ..............    1,842                      14,458
GKN plc ............................    3,082                      39,297
General Electric Co., plc ..........   10,913                      94,131
Glaxo Wellcome plc .................   13,242                     397,835
Granada Group plc ..................    3,571                      65,719
Great Universal Stores plc .........    3,376                      44,540
Guardian Royal Exchange plc ........    1,514                       8,875
HSBC Holdings plc ..................    3,324                      84,432
HSBC Holdings plc ..................    6,599                     160,016
Halifax plc ........................    9,930                     129,017
Hanson plc .........................    3,355                      20,408
Imperial Chemical Industries plc        3,072                      49,353
Jarvis plc .........................      904                      10,492
Kingfisher plc .....................    2,909                      46,880
Ladbroke Group plc .................    3,642                      20,010
Land Securities plc ................    2,423                      37,490
Lasmo plc ..........................    1,694                       6,790
Legal & General Group plc ..........    5,340                      57,030
Lloyds TSB Group plc ...............   20,721                     290,156
LucasVarity plc ....................    6,785                      26,968
MEPC plc ...........................    2,224                      19,573

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
                                       ------------   --------------
Marks & Spencer plc ................     11,221       $   102,222
Misys plc ..........................        489            27,806
National Grid Group plc ............      6,041            40,758
National Power plc .................      5,191            48,893
Pearson plc ........................      1,836            33,666
Penninsular & Oriental Steam
  Navigation Co. ...................      2,555            36,823
Pilkington plc .....................        342               631
Prudential Corp. plc ...............      7,754           102,234
RMC Group plc ......................      1,309            22,713
Railtrack Group plc ................      2,153            52,818
Rank Group plc .....................      2,528            13,890
Reed International plc .............      4,863            44,017
Rentokil Initial plc ...............     10,787            77,642
Reuters Group plc ..................      6,011            68,763
Rexam plc ..........................      1,923             8,390
Rio Tinto plc (Registered) .........      4,389            49,475
Rolls-Royce plc ....................      6,428            26,569
Royal & Sun Alliance Insurance
  Group ............................      6,480            67,040
Royal Bank of Scotland plc .........      2,916            50,645
Safeway plc ........................      3,918            25,682
Sainsbury J plc ....................      7,814            69,684
Schroeders plc .....................      1,341            34,622
Scottish & Newcastle plc ...........      2,584            36,594
Scottish Power plc .................      5,155            45,197
Siebe plc ..........................      1,980            39,580
Smithkline Beecham plc .............     21,343           260,728
Smiths Industries plc ..............      1,439            19,946
Stagecoach Holdings plc* ...........        898            19,121
TI Group plc .......................      1,303             9,901
Tate Lyle ORD plc ..................      2,148            17,048
Tesco plc ..........................      8,899            86,939
Thames Water plc ...................      1,158            21,098
The Berkeley Group plc .............      1,015            10,577
Unilever plc .......................     12,783           136,198
United Utilities plc ...............      2,047            29,792
Vodafone Group plc .................     11,367           144,365
Williams plc .......................      3,846            24,728
Wolseley plc .......................      3,086            18,141
Zeneca Group plc ...................      3,636           156,176
                                                      -----------
 TOTAL UNITED KINGDOM ..............                    5,925,062
                                                      -----------
TOTAL COMMON STOCKS AND RIGHTS (90.2%)
 (Cost $23,988,860).................                   26,255,979
                                                      -----------
PREFERRED STOCKS:
OTHER EUROPEAN COUNTRIES (0.7%)
AUSTRALIA (0.2%)
News Corp., Ltd. ...................      7,509            53,260
                                                      -----------


                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
                                       ------------   --------------
GERMANY (0.5%)
RWE AG .............................        700       $    30,119
SAP AG (Non Voting) ................        150           102,052
                                                      -----------
                                                          132,171
                                                      -----------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $125,069) ...................                      185,431
                                                      -----------
                                        PRINCIPAL
                                          AMOUNT
                                         ------
SHORT-TERM DEBT SECURITIES:
U.S GOVERNMENT (4.2%)
U.S. Treasury Bill
 08/20/98- .........................   $ 10,000             9,932
 10/15/98  .........................      518,000         510,404
 10/22/98 ..........................      495,000         487,278
 11/12/98 ..........................      230,000         225,711
                                                      -----------
TOTAL SHORT-TERM DEBT SECURITIES (4.2%)
 (Cost/Amortized Cost $1,233,171)                       1,233,325
                                                      -----------
TOTAL INVESTMENTS (95.1%)
 (Cost/Amortized Cost $25,347,100)                     27,674,735
                                                      -----------
OTHER ASSETS
  LESS LIABILITIES (4.9%) ..........                    1,423,355
                                                      -----------
NET ASSETS (100%) ..................                  $29,098,090
                                                      ===========


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials ................                   3.9%
Business Services ..............                   4.3
Capital Goods ..................                   5.6
Consumer Cyclicals .............                  12.2
Consumer Non-Cyclicals .........                  19.0
Credit Sensitive
 Banks .........................       15.6
 Financial Services ............        3.4
 Insurance .....................        5.4
 Real Estate ...................        1.6
 Utility--Electric .............        2.2
 Utility--Gas ..................        1.1
 Utility--Telephone ............        2.7
 Investment Company ............        0.3
                                       ----
Total Credit Sensitive .........                  32.3
Diversified ....................                   1.6
Energy .........................                   7.8
Technology .....................                  13.3
                                                 -----
                                                 100.0%
                                                 =====

----------
*     Non-income producing

-  Security segregated as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 1998, the Portfolio had futures contracts open:(Note 1)




                                              NUMBER                                      UNREALIZED
                                                OF         AGGREGATE     EXPIRATION      APPRECIATION
PURCHASES:                                  CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
----------------------------------------   -----------   ------------   ------------   ---------------
Australia All Ordinaries Index .........         2         $ 82,107      Sept `98         $  2,466
German Index ...........................         1          327,198      Sept `98           (2,800)
Hang Seng Index ........................         2          111,233      July `98              723
IBEX Plus Index ........................         2          131,904      July `98              449
Milan MIB 30 Index .....................         1          192,584      Sept `98             (743)
CAC 40 Index ...........................         2          281,209      Sept `98            3,120
Nikkei 300 Index .......................        13          228,350      Sept `98           11,718
Tokyo Price Index ......................         1           88,335      Sept `98            1,299
Financial Times 100 Index ..............         3          293,020      Sept `98           (2,149)
                                                                                          --------
                                                                                          $ 14,083
                                                                                          ========

At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                               LOCAL
                                             CONTRACT       COST ON         U.S.$         UNREALIZED
                                              AMOUNT      ORIGINATION      CURRENT      APPRECIATION/
                                              (000'S)         DATE          VALUE       (DEPRECIATION)
                                            ----------   -------------   -----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
German Mark, expiring 7/27/98 ...........        706        $392,697      $392,295         $ (402)
Japanese Yen, expiring 7/27/98 ..........     20,925         149,098       151,582          2,484
British Pound, expiring 7/27/98 .........         95         158,268       158,410            142
                                                                                           ------
                                                                                           $2,224
                                                                                           ======

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..     $24,246,832
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..         169,601

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 2,957,066
Aggregate gross unrealized depreciation .........        (629,431)
                                                      -----------
Net unrealized appreciation .....................     $ 2,327,635
                                                      ===========
Federal income tax cost of investments ..........     $25,347,100
                                                      ===========

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                            NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                     --------------------   -----------------
COMMON STOCKS:
BASIC MATERIALS (3.5%)
CHEMICALS (0.9%)
A. Schulman, Inc. ...................       800                $    15,650
Calgon Carbon Corp. .................       600                      5,963
Cambrex Corp. .......................       700                     18,375
ChemFirst, Inc. .....................       500                     12,625
Dionex Corp.* .......................       600                     15,825
Geon Co. ............................       600                     13,763
Georgia Gulf Corp. ..................       400                      9,125
Mycogen Corp.* ......................       300                      7,209
NOVA Corp.* .........................       500                     17,875
Spartech Corp. ......................       300                      6,431
Stepan Co. ..........................       200                      5,963
Waters Corp.* .......................       500                     29,469
Wellman, Inc. .......................       600                     13,613
                                                               -----------
                                                                   171,886
                                                               -----------
CHEMICALS--SPECIALTY (0.7%)
Airgas, Inc.* .......................       100                      1,438
Albemarle Corp. .....................       300                      6,619
Ferro Corp. .........................       600                     15,188
General Chemical Group, Inc. ........       200                      5,550
H.B. Fuller Co. .....................       300                     16,631
LeaRonal, Inc. ......................       200                      4,775
Lilly Industries, Inc., Class A .....       600                     12,975
M.A. Hanna Co. ......................     1,000                     18,313
MacDermid, Inc. .....................       300                      8,475
Minerals Technologies, Inc. .........       400                     20,350
NCH Corp. ...........................       100                      6,406
NL Industries, Inc. .................       400                      8,000
OM Group, Inc. ......................       400                     16,500
Terra Industries, Inc. ..............       400                      3,600
The Carbide/Graphite Group,
  Inc.* .............................       200                      5,563
                                                               -----------
                                                                   150,383
                                                               -----------
METALS & MINING (0.7%)
ASARCO, Inc. ........................       100                      2,225
Battle Mountain Gold Co. ............       300                      1,781
Century Aluminum Co. ................       400                      5,900
Cleveland-Cliffs, Inc. ..............       400                     21,450
Commercial Metals Co. ...............       200                      6,150
Commonwealth Industries, Inc. .......       300                      3,000
Getchell Gold Corp.* ................       500                      7,500
Helca Mining Co.* ...................     1,000                      5,313
Intermet Corp. ......................       200                      3,625
Lawson Products, Inc. ...............       300                      7,725
MAXXAM, Inc.* .......................       100                      5,675
MDU Resources Group, Inc. ...........       500                     17,844
Mueller Industries, Inc.* ...........       600                     22,275
Ryerson Tull, Inc., Class A* ........       200                      4,100
Stillwater Mining Co.* ..............       300                      8,138
Titanium Metals Corp. ...............       200                      4,413
Wolverine Tube, Inc.* ...............       300                     11,400
                                                               -----------
                                                                   138,514
                                                               -----------
PAPER (0.6%)
Buckeye Technologies, Inc.* .........       400                      9,425
Caraustar Industries, Inc. ..........       300                      8,663
Chesapeake Corp. ....................       600                     23,363
Gibson Greetings, Inc.* .............       400                     10,000
Longview Fibre, Co. .................     1,100                     15,675


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
P.H. Glatfelter Co. .................        200               $     3,163
Rock-Tenn Co., Class A ..............        800                    10,050
Schweitzer-Mauduit
  International, Inc. ...............        400                    11,600
Unisource Worldwide, Inc. ...........        100                     1,081
Wausau-Mosinee Paper Corp. ..........      1,000                    22,875
                                                               -----------
                                                                   115,895
                                                               -----------
STEEL (0.6%)
AK Steel Holding Corp. ..............      1,100                    19,663
Armco, Inc.* ........................      2,200                    14,025
Bethlehem Steel Corp.* ..............        210                     2,612
Birmingham Steel Corp. ..............        600                     7,425
Carpenter Technology Corp. ..........        300                    15,075
Citation Corp.* .....................        200                     4,000
Gibraltar Steel Corp.* ..............        100                     2,050
J & L Specialty Steel, Inc. .........        400                     2,375
Lone Star Technologies, Inc.* .......        400                     6,100
LTV Corp. ...........................        100                       956
Maverick Tube Corp.* ................        200                     2,325
National Steel Corp., Class B .......        400                     4,750
Oregon Steel Mills, Inc. ............        300                     5,588
Quanex Corp. ........................        100                     3,031
Reliance Steel & Aluminum, Co.               100                     3,863
Rouge Industries, Inc., Class A .....        300                     3,825
Shaw Group, Inc.* ...................        200                     5,200
Shiloh Industries, Inc.* ............        200                     4,050
Steel Dynamics, Inc.* ...............        700                     9,713
Valmont Industries ..................        200                     3,994
                                                               -----------
                                                                   120,620
                                                               -----------
  TOTAL BASIC MATERIALS .............                              697,298
                                                               -----------
BUSINESS SERVICES (9.0%)
ENVIRONMENTAL CONTROL (1.4%)
AgriBioTech, Inc.* ..................        100                     2,769
Air & Water Technologies Corp.,
  Class A* ..........................        400                     1,250
Allied Waste Industries, Inc.* ......      1,800                    43,200
CCC Information Services
  Group, Inc.* ......................        300                     4,950
CLARCOR, Inc. .......................        750                    15,750
CSG Systems International, Inc.*             500                    23,438
Catalytica, Inc.* ...................        100                     1,963
Dames & Moore Group .................        600                     7,725
Donaldson Co., Inc. .................        800                    18,900
Eastern Environmental Services,
  Inc.* .............................        200                     6,800
Ionics, Inc.* .......................        400                    14,750
Laidlaw Environmental Services,
  Inc.* .............................      3,340                    12,108
Mine Saftey Appliances Co. ..........        100                     7,500
Mississippi Chemical Corp. ..........        300                     4,931
ONEOK, Inc. .........................        500                    19,938
Philadelphia Suburban Corp. .........        400                     8,750
Rollins, Inc. .......................        400                     8,200
Roper Industries, Inc. ..............        500                    13,063
Superior Services, Inc.* ............        300                     9,019
Tejon Ranch Co. .....................        300                     7,950
Tetra Tech, Inc.* ...................        400                     9,700
U.S. Filter Corp.* ..................        938                    26,309
                                                               -----------
                                                                   268,963
                                                               -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                       --------------------   -----------------
PRINTING, PUBLISHING, BROADCASTING (3.0%)
Ackerley Group, Inc. .................       200                $     4,200
American Media, Inc., Class A* .......       800                      5,300
Analysts International Corp. .........       600                     17,025
BET Holdings, Inc.* ..................       200                     12,588
Banta Corp. ..........................       600                     18,525
Big Flower Holdings, Inc.* ...........       500                     15,000
Bowne & Co., Inc. ....................       600                     27,000
Cablevision Systems Corp.,
  Class A* ...........................       500                     41,750
Catalina Marketing Corp.* ............       400                     20,775
Century Communications Corp.,
  Class A* ...........................       700                     13,125
CKS Group, Inc.* .....................       200                      3,600
Consolidated Graphics, Inc.* .........       100                      5,900
Cox Radio Inc., Class A* .............       100                      4,325
Emmis Broadcasting Corp.,
  Class A* ...........................       200                      9,563
HA-LO Industries, Inc.* ..............       200                      6,225
Heftel Broadcasting Corp.,
  Class A* ...........................       400                     17,900
Hollinger International, Inc. ........       100                      1,700
Houghton Mifflin Co. .................       600                     19,050
Jacor Communications, Inc.* ..........       800                     47,200
John Wiley & Sons, Inc., Class A             300                     18,258
Jones Intercable, Inc., Class A* .....       300                      7,500
Journal Register Co.* ................       900                     15,075
Lamar Advertising Co.* ...............       400                     14,350
Lee Enterprises, Inc. ................       100                      3,063
Mail-Well, Inc.* .....................     1,000                     21,688
McClatchy Co., Class A ...............       400                     13,850
Media General, Inc., Class A .........       200                      9,750
Merrill Corp. ........................       200                      4,413
Outdoor Systems, Inc.* ...............       900                     25,200
Playboy Enterprises, Inc.,
  Class B* ...........................       300                      5,325
Pulitzer Publishing Co. ..............       100                      8,925
SFX Entertainment, Class A* ..........       100                      4,588
Saga Communications, Inc.,
  Class A* ...........................       375                      5,250
Scholastic Corp.* ....................       200                      7,975
Spelling Entertainment Group,
  Inc.* ..............................       500                      4,688
Standard Register Co. ................       200                      7,075
TCI Satellite Entertainment, Inc.,
  Class A* ...........................       800                      4,700
True North Communications, Inc.              500                     14,625
United International Holdings,
  Inc., Class A* .....................       900                     14,400
United Television, Inc. ..............       100                     11,450
United Video Satellite Group,
  Inc., Class A* .....................       100                      3,963
USA Networks, Inc.* ..................       226                      5,658
Westwood One, Inc. ...................       500                     12,609
World Color Press, Inc.* .............       800                     28,000
Young Broadcasting, Inc.,
  Class A* ...........................       200                     13,000
Zebra Technologies Corp.,
  Class A* ...........................       400                     17,100
                                                                -----------
                                                                    593,229
                                                                -----------


                                           NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                     --------------------   -----------------
PROFESSIONAL SERVICES (3.3%)
ABM Industries, Inc. .................       300                $     8,363
ACNielson Corp.* .....................       900                     22,725
ADVO, Inc.* ..........................       500                     14,094
Abacus Direct Corp.* .................       100                      5,194
Alexander & Baldwin, Inc. ............       100                      2,913
Alternative Resources Corp.* .........       200                      2,475
American Business Information,
  Inc., Class B* .....................       300                      4,800
APAC TeleServices, Inc.* .............       300                      1,753
Applied Graphics Technologies,
  Inc.* ..............................       160                      7,320
Aztec Technology Partners, Inc. ......         1                          8
Berlitz International, Inc.* .........       200                      5,400
Billing Concepts Corp.* ..............       500                      7,750
Borg-Warner Security Corp.* ..........       200                      4,525
Brightpoint, Inc.* ...................       800                     11,600
CDI Corp.* ...........................       200                      5,350
CORT Business Service Corp.* .........       300                      9,450
Caribiner International, Inc.* .......       200                      3,500
Century Business Services, Inc.* .....       600                     12,000
Cerner Corp.* ........................       600                     16,988
Circle International Group, Inc. .....       300                      8,400
Coach USA, Inc.* .....................       300                     13,688
Computer Learning Centers,
  Inc.* ..............................       300                      7,463
Computer Management Sciences,
  Inc.* ..............................       100                      2,375
Concentra Managed Care, Inc.* ........       700                     18,200
Coventry Health Care, Inc.* ..........       900                     13,388
Crawford & Co., Class B ..............       800                     15,000
Data Processing Resources
  Corp.* .............................       200                      6,213
DeVry, Inc.* .........................     1,200                     26,325
EG&G, Inc. ...........................       800                     24,000
E.W. Blanch Holdings, Inc. ...........       200                      7,350
Education Management Corp.* ..........       200                      6,575
Equity Corporation
  International* .....................       200                      4,800
Fisher Scientific International,
  Inc. ...............................       600                      8,663
Franklin Covey Co.* ..................       400                      7,700
HealthPlan Services Corp. ............       300                      5,250
ITT Educational Services, Inc.* ......       200                      6,450
InaCom Corp.* ........................       200                      6,350
Informix Corp.* ......................       200                      1,581
Interim Services, Inc.* ..............       800                     25,700
Kelly Services, Inc., Class A ........       500                     17,688
LabOne, Inc. .........................       100                      1,663
Landauer, Inc. .......................       200                      5,975
Lason, Inc.* .........................       100                      5,450
Learning Tree International,
  Inc.* ..............................       200                      4,025
May & Speh, Inc.* ....................       300                      5,963
Metamor Worldwide, Inc.* .............       400                     14,075
Metzler Group, Inc.* .................       150                      5,494
National Data Corp. ..................       100                      4,375
Navigant International, Inc.* ........         1                          9
NCO Group, Inc.* .....................       200                      4,400
NFO Worldwide, Inc.* .................       400                      7,125
Norrell Corp. ........................       300                      5,981

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                      --------------------   -----------------
Ogden Corp. ..........................      1,000               $    27,688
Olsten Corp. .........................        800                     8,950
Pegasystems, Inc.* ...................        200                     5,425
Personnel Group of America,
  Inc.* ..............................        600                    12,000
Pharmaceutical Product
  Development, Inc.* .................        300                     6,600
Pinkertons, Inc.* ....................        200                     4,150
Pre-paid Legal Services, Inc.* .......        400                    12,625
Renaissance Worldwide, Inc.* .........        400                     8,700
Romac International, Inc.* ...........        640                    19,440
SITEL Corp.* .........................        900                     5,963
Seitel, Inc.* ........................        400                     6,475
Snyder Communications, Inc.* .........        200                     8,800
StaffMark, Inc.* .....................        300                    10,988
Strayer Education, Inc. ..............        200                     7,250
Superior Consultant Holdings
  Corp.* .............................        100                     4,313
Sybase, Inc.* ........................        100                       697
Sylvan Learning Systems, Inc.* .......        600                    19,650
US Office Products Co.* ..............        423                     8,239
Valassis Communications, Inc.* .......        100                     3,856
Veritas DGC, Inc.* ...................        400                    19,975
Vincam Group, Inc.* ..................        100                     1,963
Volt Information Sciences, Inc.* .....        200                     5,425
Wackenhut Corrections Corp.* .........        200                     4,675
Whittman-Hart, Inc.* .................        100                     4,833
                                                                -----------
                                                                    662,582
                                                                -----------
TRUCKING, SHIPPING (1.3%)
AMERCO* ..............................        300                     8,831
Air Express International Corp. ......        400                    10,700
Airborne Freight Corp. ...............        800                    27,950
AirNet Systems, Inc.* ................        200                     3,225
American Freightways Corp.* ..........        400                     4,000
Arnold Industries, Inc. ..............        300                     4,425
C.H. Robinson Worldwide, Inc. ........        100                     2,488
Consolidated Freightways Corp.*               500                     6,969
Eagle USA Airfreight, Inc.* ..........        100                     3,469
Expeditors International of
  Washington, Inc. ...................        400                    17,600
Fritz Cos., Inc.* ....................        200                     2,675
Heartland Express, Inc.* .............        400                     8,100
Hvide Marine, Inc., Class A* .........        200                     2,713
Iron Mountain, Inc.* .................        200                     8,950
J.B. Hunt Transport Services, Inc.            600                    21,375
Kirby Corp.* .........................        575                    14,519
Knight Transportation, Inc.* .........        150                     2,869
Landstar Systems, Inc.* ..............        200                     6,988
M.S. Carriers, Inc.* .................        200                     5,425
Marine Transport Corp.* ..............        140                       569
OMI Corp.* ...........................        400                     3,225
Overseas Shipholding Group, Inc.              900                    18,338
Pittston BAX Group ...................        500                     7,781
Roadway Express, Inc. ................        200                     3,775
Swift Transportation Co., Inc.* ......        400                     7,925
United Rentals, Inc.* ................        100                     4,200
USFreightways Corp. ..................        400                    13,138
Werner Enterprises, Inc. .............        500                     9,531
Wisconsin Central Transport
  Corp.* .............................        100                     2,188


                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
XTRA Corp. ...........................        200               $    12,100
Yellow Corp.* ........................        400                     7,420
                                                                -----------
                                                                    253,461
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            1,778,235
                                                                -----------
CAPITAL GOODS (8.4%)
AEROSPACE (0.7%)
AAR Corp. ............................        650                    19,216
BE Aerospace, Inc.* ..................        500                    14,563
Curtiss-Wright Corp. .................        200                     7,838
Cymer, Inc.* .........................        600                     9,675
Ducommun, Inc.* ......................        150                     3,000
GenCorp, Inc. ........................        500                    12,625
Hexcel Corp.* ........................        400                     9,050
Kaman Corp., Class A .................        600                    11,419
Moog, Inc., Class A* .................        200                     7,638
Orbital Sciences Corp.* ..............        600                    22,425
REMEC, Inc.* .........................        400                     4,550
Scott Technologies, Inc.,
  Class A* ...........................        400                     5,845
                                                                -----------
                                                                    127,844
                                                                -----------
BUILDING & CONSTRUCTION (1.6%)
A.O. Smith Corp. .....................        200                    10,338
American Homestar Corp.* .............        200                     4,788
Butler Manufacturing Co. .............        200                     6,813
Champion Enterprises, Inc.* ..........        700                    20,475
Coachman Industries, Inc. ............        400                    10,450
Dal-Tile International, Inc.* ........        800                     7,850
Del Webb Corp. .......................        200                     5,188
Elcor Corp. ..........................        300                     7,575
Fairfield Communities, Inc.* .........        900                    17,269
Fleetwood Enterprises, Inc. ..........        300                    12,000
Halter Marine Group, Inc.* ...........        100                     1,506
Jacobs Engineering Group, Inc.*               700                    22,488
Kaufman & Broad Home Corp. ...........        700                    22,225
Kennametal, Inc. .....................        400                    16,700
Morrison Knudsen Corp.* ..............        500                     7,031
Newport News Shipbuilding, Inc.               700                    18,725
Palm Harbor Homes, Inc.* .............        400                    17,050
Pulte Corp. ..........................        400                    11,950
Republic Group, Inc. .................        300                     6,300
Service Experts, Inc.* ...............        200                     6,900
Standard Pacific Corp. ...............        500                    10,313
Synthetic Industries, Inc.* ..........        200                     2,913
TJ International, Inc. ...............        300                     9,038
Thomas Industries, Inc. ..............        300                     7,331
Toll Brothers, Inc.* .................        500                    14,344
U.S. Industries, Inc. ................        100                     4,125
U.S. Home Corp.* .....................        320                     7,920
Walter Industries, Inc.* .............        800                    15,150
Watts Industries, Inc., Class A ......        400                     8,350
Wilmar Industries, Inc.* .............        300                     7,650
Winnebago Industries, Inc. ...........        400                     5,095
                                                                -----------
                                                                    325,850
                                                                -----------
BUILDING MATERIALS & FOREST PRODUCTS (1.4%)
Advanced Lighting Technologies,
  Inc.* ..............................        200                     4,650
Apogee Enterprises, Inc. .............        700                    10,719
Cadiz Land Co., Inc.* ................        100                     1,156
CalMat Co. ...........................        500                    11,000

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Centex Construction Products,
  Inc. ..............................          300             $     11,550
Deltic Timber Corp. .................          200                    5,013
Fedders Corp. .......................        1,200                    8,025
Florida Rock Industries, Inc. .......          300                    8,756
Griffon Corp.* ......................          500                    6,406
Holophane Corp.* ....................          200                    5,100
HomeBase, Inc.* .....................        1,000                    7,938
Hughes Supply, Inc. .................          200                    7,325
Juno Lighting, Inc. .................          500                   11,813
Kaydon Corp. ........................          600                   21,188
Lone Star Industries, Inc. ..........          200                   15,413
Medusa Corp. ........................          200                   12,550
Modine Manufacturing Co. ............          300                   10,388
Park Electrochemical Corp. ..........          300                    6,338
Regal-Beloit Corp. ..................          600                   17,100
RMI Titanium Co.* ...................          300                    6,825
Scotts Co. ..........................          300                   11,175
Southdown, Inc. .....................          500                   35,688
Sturm Ruger & Co., Inc. .............          200                    3,350
Texas Industries, Inc. ..............          400                   21,200
Toro Co. ............................          200                    6,850
Universal Forest Products, Inc. .....          300                    4,908
                                                               ------------
                                                                    272,424
                                                               ------------
ELECTRICAL EQUIPMENT (2.6%)
ADTRAN, Inc.* .......................          300                    7,838
AMETEK, Inc. ........................          500                   14,656
Applied Power, Inc. Class A .........          500                   17,188
Arctic Cat, Inc. ....................          500                    4,938
Barnes Group, Inc. ..................          300                    8,119
Comfort Systems USA, Inc.* ..........          400                    9,350
CommScope, Inc.* ....................          100                    1,619
Credence Systems Corp.* .............          400                    7,600
Cypress Semiconductor Corp.* ........          300                    2,494
Dallas Semiconductor Corp. ..........          100                    3,100
Electro Rent Corp.* .................          400                    8,975
Encore Wire Corp.* ..................          300                    4,838
Esterline Technologies Corp.* .......          400                    8,225
Flowserve Corp. .....................          800                   19,700
Franklin Electric Co., Inc. .........          100                    6,800
Harman International Industries,
  Inc. ..............................          500                   19,250
Hussmann International, Inc. ........          100                    1,856
Integrated Process Equipment
  Corp.* ............................          300                    3,375
Kuhlman Corp. .......................          500                   19,781
Kulicke & Soffa Industries, Inc.*              500                    8,500
Lam Research Corp.* .................          100                    1,913
Level One Communications,
  Inc.* .............................          450                   10,575
MMC Networks, Inc.* .................          100                    3,188
Marquette Medical Systems, Inc.*               200                    5,131
Marshall Industries* ................          500                   13,625
Mentor Graphics Corp.* ..............          800                    8,450
Methode Electronics, Inc.,
  Class A ...........................          400                    6,200
Mettler-Toledo International,
  Inc.* .............................          100                    2,006
Micrel, Inc.* .......................          300                    9,750
Nevada Power Co. ....................        1,100                   28,325
Oak Technology, Inc.* ...............          600                    2,738


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
PairGain Technologies, Inc.* ........          100             $      1,744
Photronics, Inc.* ...................          500                   11,031
Pioneer-Standard Electronics ........          400                    3,850
Plexus Corp.* .......................          400                    7,950
PMC-Sierra, Inc.* ...................          500                   23,438
Powerwave Technologies, Inc.* .......          200                    3,350
Public Service Co. of New
  Mexico, Inc. ......................          800                   18,150
Qlogic Corp.* .......................          100                    3,569
ROHN Industries, Inc. ...............        1,000                    4,688
RPC, Inc. ...........................          400                    5,000
Rambus, Inc.* .......................          200                   12,225
Rayovac Corp.* ......................          300                    6,806
Recoton Corp.* ......................          100                    3,350
SDL, Inc.* ..........................          200                    4,775
SIPEX Corp.* ........................          100                    2,150
Sanmina Corp.* ......................          600                   26,025
Sawtek, Inc.* .......................          200                    2,950
Scotsman Industries, Inc. ...........          200                    5,550
Semtech Corp.* ......................          200                    3,538
Sensormatics Electronics Corp.* .....          100                    1,400
Silicon Valley Group, Inc.* .........          700                   11,244
Siliconix, Inc.* ....................          100                    2,450
Sunrise Medical, Inc.* ..............          500                    7,500
TNP Enterprises, Inc. ...............          200                    6,175
Tecumseh Products Co., Class A                 100                    5,281
ThermoLase Corp.* ...................          300                    2,175
Ultratech Stepper, Inc.* ............          200                    3,950
Unitrode Corp.* .....................          900                   10,350
VLSI Technology, Inc.* ..............          300                    5,034
Veeco Instruments, Inc.* ............          200                    4,975
Vicor Corp.* ........................          600                    8,325
Vishay Intertechnology, Inc.* .......          100                    1,794
Watkins-Johnson Co. .................          200                    5,200
Watsco, Inc. ........................          500                   17,594
X-Rite, Inc. ........................          100                    1,364
                                                               ------------
                                                                    515,053
                                                               ------------
MACHINERY (2.1%)
Albany International Corp.,
  Class A ...........................          402                    9,611
Allied Products Corp. ...............          200                    4,238
Anchor Gaming* ......................          200                   15,525
Applied Industrial Technologies,
  Inc. ..............................          200                    4,113
Baldor Electric Co. .................          400                    9,750
Chart Industries, Inc. ..............          100                    2,388
Cincinnati Milacron, Inc. ...........          700                   17,019
Cognex Corp.* .......................          600                   11,100
Columbus McKinnon Corp. .............          200                    5,200
Commercial Intertech Corp. ..........          400                    7,250
DT Industries, Inc. .................          200                    4,850
Gardner Denver, Inc.* ...............          200                    5,525
Gleason Corp. .......................          300                    8,438
Global Industrial Technologies,
  Inc.* .............................          200                    2,875
Graco, Inc. .........................          650                   22,669
IDEX Corp. ..........................          600                   20,700
Imation Corp.* ......................          900                   14,906
JLG Industries, Inc. ................          900                   18,225
Lincoln Electric Holdings ...........        1,200                   26,550
Lindsay Manufacturing Co. ...........          150                    4,069

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
MagneTek, Inc.* ......................          400             $     6,300
Manitowoc Co., Inc. ..................          400                  16,125
MascoTech, Inc. ......................          600                  14,400
NACCO Industries, Inc, Class A                  100                  12,925
National-Oilwell, Inc.* ..............        1,000                  26,813
Nordson Corp. ........................          500                  23,500
OmniQuip International, Inc. .........          200                   3,700
PRI Automation, Inc.* ................          200                   3,413
Robbins & Myers, Inc. ................          200                   5,813
Sequa Corp., Class A* ................          200                  13,350
Specialty Equipment Co.'s, Inc.* .....          300                   6,788
Stewart & Stevenson Services,
  Inc. ...............................          500                   9,000
Tennant Co. ..........................          100                   4,425
Terex Corp.* .........................          400                  11,400
Uniphase Corp.* ......................          600                  37,669
UNOVA, Inc.* .........................          100                   2,150
Zoltec Cos., Inc.* ...................          100                   2,008
                                                                -----------
                                                                    414,780
                                                                -----------
  TOTAL CAPITAL GOODS ................                            1,655,951
                                                                -----------
CONSUMER CYCLICALS (11.0%)
AIRLINES (0.5%)
ASA Holdings, Inc. ...................          400                  19,850
AirTran Holdings, Inc.* ..............          900                   6,778
Alaska Air Group, Inc.* ..............          300                  16,369
America West Holdings Corp.,
  Class B* ...........................          600                  17,138
Atlas Air, Inc.* .....................          300                  10,144
Aviall, Inc.* ........................          300                   4,106
Aviation Sales Co.* ..................          100                   3,963
Mesaba Holdings, Inc.* ...............          300                   6,900
Midwest Express Holdings, Inc.*                 150                   5,428
SkyWest, Inc. ........................          100                   2,800
Trans World Airlines, Inc.* ..........          800                   8,295
                                                                -----------
                                                                    101,771
                                                                -----------
APPAREL & TEXTILES (2.3%)
Brown Group, Inc. ....................          500                   9,938
Buckle, Inc.* ........................          150                   4,425
Burlington Coat Factory
  Warehouse Corp. ....................          600                  13,500
Burlington Industries, Inc.* .........        1,200                  16,875
Charming Shoppes, Inc.* ..............        1,600                   7,600
Collins & Aikman Corp.* ..............        1,300                   9,669
Donna Karan International, Inc.*                400                   5,875
Dress Barn, Inc.* ....................          300                   7,463
Enesco Group, Inc. ...................          500                  15,375
Fabri-Centers of America, Class
  A* .................................          200                   5,475
Finish Line, Inc., Class A* ..........          200                   5,625
Footstar, Inc.* ......................          500                  24,000
G&K Services, Inc., Class A ..........          400                  17,450
Gadzooks, Inc.* ......................          200                   5,513
Genesco, Inc.* .......................          600                   9,788
Goody's Family Clothing, Inc.* .......          100                   5,488
Guess ?, Inc.* .......................          400                   1,975
Guilford Mills, Inc. .................          500                  10,000
Gymboree Corp.* ......................          400                   6,063
Hancock Fabrics, Inc. ................          600                   7,500
Hartmarx Corp.* ......................          300                   2,269
Interface, Inc. ......................        1,200                  24,225


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
International Speedway Corp.,
  Class A ............................         100              $     2,844
Just For Feet, Inc.* .................         500                   14,250
Kellwood Co. .........................         600                   21,450
Men's Wearhouse, Inc.* ...............         300                    9,900
Michaels Stores, Inc.* ...............         500                   17,641
Mohawk Industries, Inc.* .............         500                   15,844
Nautica Enterprises, Inc.* ...........         700                   18,769
OshKosh B'Gosh, Inc. .................         200                    8,900
Oxford Industries, Inc. ..............         100                    3,494
Pacific Sunwear of California,
  Inc.* ..............................         450                   15,750
Phillips-Van Heusen Corp. ............         600                    8,850
Polymer Group, Inc.* .................         500                    5,813
Quiksilver, Inc. .....................         200                    3,988
Russell Corp. ........................         400                   12,075
St. John Knits, Inc. .................         400                   15,450
Stage Stores, Inc.* ..................         500                   22,625
Stein Mart, Inc.* ....................         600                    8,100
Stride Rite Corp. ....................       1,100                   16,569
Syms Corp.* ..........................         300                    4,275
Timberland Co., Class A* .............         100                    7,194
Wet Seal, Inc., Class A* .............         100                    3,195
                                                                -----------
                                                                    453,067
                                                                -----------
AUTO RELATED (1.7%)
Action Performance Cos., Inc.* .......         300                    9,656
Aftermarket Technology Corp.* ........         300                    5,625
Arvin Industries, Inc. ...............         400                   14,525
Avis Rent A Car, Inc.* ...............         300                    7,425
Detroit Diesel Corp.* ................         200                    4,313
Discount Auto Parts, Inc.* ...........         300                    7,800
Excel Industries, Inc. ...............         200                    2,863
Exide Corp. ..........................         400                    6,725
Federal-Mogul Corp. ..................         600                   40,500
Hayes Lemmerz International,
  Inc.* ..............................         500                   19,875
Littelfuse, Inc.* ....................         200                    5,050
LoJack Corp.* ........................         300                    3,731
McGrath Rentcorp .....................         300                    6,338
Miller Industries, Inc.* .............         500                    3,875
OEA, Inc. ............................         100                    1,600
O'Reilly Automotive, Inc.* ...........         400                   14,400
Penske Motorsports, Inc.* ............         100                    2,919
Polaris Industries, Inc. .............         600                   22,575
Precision Castparts Corp. ............         100                    5,338
Rental Service Corp.* ................         200                    6,725
Renters Choice, Inc.* ................         200                    5,675
Rollins Truck Leasing Corp. ..........       1,350                   16,706
SPX Corp.* ...........................         200                   12,875
Standard Motor Products, Inc.* .......         200                    4,450
Standard Products Co. ................         500                   14,063
Superior Industries International              500                   14,094
TCA Cable TV, Inc. ...................         400                   24,000
Titan International, Inc. ............         500                    8,500
Tower Automotive, Inc.* ..............         300                   12,863
U.S. Rentals, Inc.* ..................         300                   11,831
United Auto Group, Inc.* .............         300                    6,563
Westinghouse Air Brake Co. ...........         300                    7,913
Wynn's International, Inc. ...........         300                    5,770
                                                                -----------
                                                                    337,161
                                                                -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
AUTOS & TRUCKS (0.1%)
Wabash National Corp. ................          500             $   12,875
                                                                ----------
FOOD SERVICES, LODGING (1.6%)
Apple South, Inc. ....................          500                  6,531
Applebee's International, Inc. .......          600                 13,425
Bob Evans Farms, Inc. ................          600                 12,713
Brinker International, Inc.* .........        1,300                 25,025
Bristol Hotel Co.* ...................          600                 14,700
Buffets, Inc.* .......................          900                 14,119
CKE Restaurants, Inc. ................          840                 34,650
CapStar Hotel Co.* ...................          600                 16,800
Cheesecake Factory, Inc.* ............          150                  3,394
Consolidated Products, Inc.* .........          400                  8,450
Foodmaker, Inc.* .....................          900                 15,188
Host Marriott Services Corp.* ........          400                  5,825
IHOP Corp.* ..........................          200                  8,275
Landry's Seafood Restaurants,
  Inc.* ..............................          400                  7,238
Lone Star Steakhouse & Saloon,
  Inc.* ..............................          800                 11,050
Marcus Corp. .........................          400                  7,150
Papa John's International, Inc.* .....          400                 15,775
Primadonna Resorts, Inc.* ............          200                  2,869
Prime Hospitality Corp.* .............          600                 10,463
Red Roof Inns, Inc.* .................          500                  8,469
Ruby Tuesday, Inc. ...................          700                 10,850
Ryan's Family Steak Houses,
  Inc.* ..............................        1,100                 11,275
Sbarro, Inc. .........................          300                  8,138
Showbiz Pizza Time, Inc.* ............          300                 12,094
Sonic Corp.* .........................          300                  6,713
Station Casinos, Inc.* ...............          500                  7,344
Suburban Lodges of America,
  Inc.* ..............................          300                  4,538
Vail Resorts, Inc.* ..................          400                 10,645
                                                                ----------
                                                                   313,706
                                                                ----------
HOUSEHOLD FURNITURE, APPLIANCES (1.5%)
Aaron Rents, Inc. ....................          300                  6,000
Bassett Furniture Industries, Inc.              300                  8,456
Central Garden & Pet Co.* ............          500                 15,563
Cost Plus, Inc.* .....................          200                  5,950
Department 56, Inc.* .................          400                 14,200
Ethan Allen Interiors Inc. ...........          600                 29,963
Furniture Brands International,
  Inc.* ..............................        1,100                 30,869
Garden Ridge Corp.* ..................          300                  5,813
Heilig-Meyers Co. ....................        1,300                 16,006
Kimball International Inc.,
  Class B ............................          800                 14,500
La-Z-Boy, Inc. .......................          300                 16,950
Lands' End, Inc.* ....................          200                  6,325
Libbey, Inc. .........................          200                  7,663
Linens `n Things, Inc.* ..............          500                 15,281
Mikasa, Inc. .........................          300                  3,825
O'Sullivan Industries Holdings,
  Inc.* ..............................          400                  5,600
Pier 1 Imports, Inc. .................        1,100                 26,263
Pillowtex Corp. ......................          100                  4,013
SLI, Inc.* ...........................          350                  9,144
Southeby's Holdings, Inc. Class A               800                 17,900
Spiegel, Inc., Class A* ..............          500                  3,594


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Spring Industries, Inc., Class A .....           300            $   13,838
Windmere-Durable Holdings,
  Inc.* ..............................           500                17,901
                                                                ----------
                                                                   295,617
                                                                ----------
LEISURE RELATED (0.8%)
AMC Entertainment, Inc.* .............           200                 3,613
Alternative Living Services, Inc.*               400                10,800
Ascent Entertainment Group,
  Inc.* ..............................           800                 8,900
Authentic Fitness Corp. ..............           200                 3,163
Aztar Corp.* .........................           800                 5,450
Bally Total Fitness Holding
  Corp.* .............................           200                 7,200
Coleman Co., Inc.* ...................           300                 3,469
Family Golf Centers, Inc.* ...........           300                 7,594
Florida Panthers Holdings, Inc.* .....           600                11,813
GC Cos., Inc.* .......................           200                10,375
GTECH Holdings Corp.* ................           100                 3,369
Grand Casinos, Inc.* .................           800                13,400
Hollywood Park, Inc.* ................           600                 7,575
Midway Games, Inc.* ..................           459                 7,172
North Face, Inc.* ....................           200                 4,800
Premier Parks, Inc.* .................           300                19,988
Regis Corp. ..........................           400                11,825
Rio Hotel & Casino, Inc.* ............           200                 3,775
Signature Resorts, Inc.* .............           300                 4,950
Speedway Motorsports, Inc.* ..........           300                 7,669
West Marine, Inc.* ...................           300                 5,395
                                                                ----------
                                                                   162,295
                                                                ----------
PHOTO & OPTICAL (0.3%)
BMC Industries, Inc. .................           300                 2,625
CPI Corp. ............................           300                 7,144
Cole National Corp.* .................           400                16,000
Metromedia International Group,
  Inc.* ..............................           700                 8,356
Oakley, Inc.* ........................           700                 9,363
Panavision, Inc.* ....................            24                   623
Sola International, Inc.* ............           400                13,075
Sunglass Hut International, Inc.*              1,100                12,169
Wesley Jessen Visioncare, Inc.* ......           100                 2,308
                                                                ----------
                                                                    71,663
                                                                ----------
RETAIL--GENERAL (2.2%)
Amazon.com, Inc.* ....................           200                19,950
Ames Department Stores, Inc.* ........           600                15,788
AnnTaylor Stores Corp.* ..............           600                12,713
BJ's Wholesale Club, Inc.* ...........           600                24,375
Barnett, Inc.* .......................           500                10,125
Best Buy Co., Inc.* ..................         1,200                43,350
Brylane, Inc.* .......................           100                 4,600
Casey's General Stores, Inc. .........         1,200                19,875
CellStar Corp.* ......................           400                 5,175
Claire's Stores, Inc. ................           800                16,400
Corporate Express, Inc.* .............           100                 1,269
DELIA*S, Inc.* .......................           200                 3,125
Eagle Hardware & Garden, Inc.*                   300                 6,938
Fingerhut Cos., Inc. .................           700                23,100
Fossil, Inc.* ........................           300                 7,463
Guitar Center, Inc.* .................           200                 6,025
Handleman Co.* .......................           700                 8,050
Hollywood Entertainment Corp.*                   400                 5,425

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Longs Drug Stores Corp. .............           400            $   11,550
Micro Warehouse, Inc.* ..............           600                 9,300
Mills Corp. .........................           600                14,400
Nu Skin Enterprises, Inc.,
  Class A* ..........................           200                 3,900
Oneida Ltd. .........................           200                 6,125
PETSMART, Inc.* .....................           100                 1,000
Proffitt's, Inc.* ...................         1,275                51,478
Samsonite Corp.* ....................           146                 1,579
ShopKo Stores, Inc.* ................           400                13,600
Southland Corp.* ....................           200                   550
Sports Authority, Inc.* .............           500                 7,469
Talbots, Inc. .......................           400                10,475
Trans World Entertainment
  Corp.* ............................           100                 4,313
United Stationers, Inc.* ............           200                12,950
Value City Department Stores,
  Inc.* .............................           300                 6,300
WD-40 Co. ...........................           200                 5,425
Williams-Sonoma, Inc.* ..............           800                25,450
Zale Corp.* .........................           700                22,264
                                                               ----------
                                                                  441,874
                                                               ----------
  TOTAL CONSUMER CYCLICALS ..........                           2,190,029
                                                               ----------
CONSUMER NON-CYCLICALS (10.3%)
BEVERAGES (0.2%)
Adolph Coors Co., Class B ...........           600                20,400
Canandaigua Wine Co., Class A*                  400                19,675
Robert Mondavi Corp., Class A*                  200                 5,675
                                                               ----------
                                                                   45,750
                                                               ----------
CONTAINERS (0.5%)
Ball Corp. ..........................           600                24,113
CUNO, Inc.* .........................           500                10,813
First Brands Corp. ..................           600                15,375
Gaylord Container Corp.,
  Class A* ..........................           800                 6,150
Greif Brothers Corp., Class A .......           400                14,950
Interpool, Inc. .....................           500                 7,219
Shorewood Packaging Corp.* ..........           150                 2,381
Silgan Holdings, Inc.* ..............           400                11,200
ZERO Corp. ..........................           200                 5,675
Zila, Inc.* .........................           900                 6,520
                                                               ----------
                                                                  104,396
                                                               ----------
DRUGS (2.4%)
AXYS Pharmaceuticals, Inc.* .........           300                 2,138
Agouron Pharmaceutical, Inc.* .......           500                15,156
Algos Pharmaceuticals Corp.* ........           200                 5,400
Alkermes, Inc.* .....................           400                 7,150
AmeriSource Health Corp.,
  Class A* ..........................           500                32,844
Andrx Corp.* ........................           200                 7,350
Block Drug Co., Inc., Class A .......           100                 3,800
Carter-Wallace, Inc. ................           600                10,838
Cephalon, Inc.* .....................           400                 3,150
Columbia Laboratories, Inc.* ........           500                 2,875
Dura Pharmaceuticals, Inc.* .........           100                 2,238
Fuisz Technologies Ltd.* ............           300                 3,319
GelTex Pharmaceuticals, Inc.* .......           200                 3,725
Genovese Drug Stores, Inc. ..........           300                 5,888


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Gensia Sicor, Inc. ..................         1,700            $    6,800
Gilead Sciences, Inc.* ..............           600                19,238
Guilford Pharmaceuticals, Inc.* .....           400                 7,050
ICN Pharmaceuticals, Inc. ...........         1,150                52,541
ICOS Corp.* .........................           800                15,300
IDEC Pharmaceuticals Corp.* .........           400                 9,425
Incyte Pharmaceuticals, Inc.* .......           400                13,650
Interneuron Pharmaceuticals,
  Inc.* .............................           200                   725
Isis Pharmaceuticals, Inc.* .........           700                 9,581
Jones Medical Industries, Inc. ......           400                13,250
Ligand Pharmaceuticals, Inc.,
  Class B* ..........................           700                 9,013
Lipsome Co., Inc.* ..................           700                 3,784
Medicis Pharmaceutical Corp.,
  Class A* ..........................           400                14,600
MedImmune, Inc.* ....................           400                24,950
Millennium Pharmaceuticals,
  Inc.* .............................           800                11,300
NBTY, Inc.* .........................           900                16,538
NCS HealthCare, Inc., Class A* ......           300                 8,550
NeXstar Pharmaceuticals, Inc.* ......           600                 5,981
PathoGenesis Corp.* .................           500                14,500
Perrigo Co.* ........................         1,400                14,088
PharMerica, Inc.* ...................         1,200                14,475
Rexall Sundown, Inc.* ...............           500                17,625
Roberts Pharmaceutical Corp.* .......           100                 2,300
SEQUUS Pharmaceuticals, Inc.*                   800                 9,100
Sepracor, Inc.* .....................           500                20,750
Twinlab Corp.* ......................           400                17,475
US Bioscience, Inc.* ................           400                 3,275
Vertex Pharmaceuticals, Inc.* .......           400                 9,000
Vitalink Pharmacy Services, Inc.*               300                 6,619
VIVUS, Inc.* ........................           800                 4,820
                                                               ----------
                                                                  482,174
                                                               ----------
FOODS (1.4%)
American Italian Pasta Co.,
  Class A* ..........................           100                 3,725
DEKALB Genetics Corp.,
  Class B ...........................           500                47,313
Delta & Pine Land Co. ...............           700                31,150
Dreyer's Grand Ice Cream, Inc. ......           300                 6,038
Earthgrains Co. .....................           300                16,763
International Multifoods Corp. ......           400                11,000
J.M. Smucker Co., Class A ...........           400                 9,925
Lance, Inc. .........................           300                 6,713
Michael Foods, Inc. .................           200                 5,875
Morrison Health Care, Inc. ..........           400                 7,600
Performance Food Group Co.* .........           200                 3,975
Pilgrims Pride Corp. ................           100                 2,000
Rainforest Cafe, Inc.* ..............           300                 4,163
Ralcorp Holdings, Inc.* .............           900                16,988
Richfood Holdings, Inc. .............           900                18,619
Smithfield Foods, Inc.* .............           600                18,300
Suiza Foods Corp.* ..................           400                23,875
U.S. Foodservice, Inc.* .............           600                21,033
Universal Foods Corp. ...............         1,000                22,188
                                                               ----------
                                                                  277,243
                                                               ----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
HOSPITAL SUPPLIES & SERVICES (4.9%)
ABR Information Services, Inc.*                  500            $    11,875
ADAC Laboratories* ...................           400                  9,000
ALARIS Medical, Inc.* ................         1,200                  8,325
ATL Ultrasound, Inc. .................           300                 13,688
Access Health, Inc.* .................           400                 10,200
Acuson Corp.* ........................           400                  7,275
Advanced Tissue Sciences, Inc.* ......           500                  2,219
Affymetrix, Inc.* ....................           400                  9,625
American HomePatient, Inc.* ..........           300                  5,738
American Oncology Resources,
  Inc.* ..............................           600                  7,331
Apria Healthcare Group, Inc.* ........           700                  4,681
Arrow International, Inc. ............           200                  5,488
Arterial Vascular Engineering,
  Inc.* ..............................         1,100                 39,325
Atria Communities, Inc.* .............           200                  3,450
BRC Holdings, Inc.* ..................           200                  3,838
Ballard Medical Products .............           800                 14,400
Bindley Western Industries, Inc. .....           400                 13,200
Bio-Technology General Corp.* ........         1,100                  7,803
Biomatrix, Inc.* .....................           200                  8,200
Chemed Corp. .........................           200                  6,813
CONMED Corp.* ........................           300                  6,900
COR Therapeutics, Inc.* ..............           400                  5,550
Closure Medical Corp.* ...............           200                  4,975
Coherent, Inc.* ......................           600                 10,294
Cooper Cos., Inc.* ...................           200                  7,288
Covance, Inc.* .......................           900                 20,250
Curative Health Services, Inc. .......           300                  8,550
Cytyc Corp.* .........................           200                  3,263
Datascope Corp.* .....................           400                 10,625
Envoy Corp.* .........................           500                 23,688
Express Scripts, Inc., Class A* ......           200                 16,125
Genesis Health Ventures, Inc.* .......           400                 10,000
Haemonetics Corp.* ...................           600                  9,600
Hanger Orthopedic Group, Inc.*                   100                  2,038
Henry Schein, Inc.* ..................           300                 13,838
Hologic, Inc.* .......................           200                  3,638
Human Genome Sciences, Inc.* .........           300                 10,706
IDEXX Laboratories, Inc. .............           500                 12,438
IDX Systems Corp.* ...................           300                 13,819
IVAX Corp.* ..........................           100                    925
Inhale Therapeutic Systems, Inc.*                400                  9,900
Integrated Health Services, Inc. .....           800                 30,000
Ivacare Corp. ........................           400                 10,250
Life Technologies, Inc. ..............           300                  9,413
Magellan Health Services, Inc.* ......           500                 12,688
Mariner Health Group, Inc.* ..........           400                  6,650
Medaphis Corp.* ......................         1,100                  6,600
MedQuist, Inc.* ......................           400                 11,550
Mentor Corp. .........................           600                 14,550
Mid Atlantic Medical Services,
  Inc.* ..............................         1,100                 12,650
MiniMed, Inc.* .......................           100                  5,238
National Surgery Centers, Inc.* ......           300                  8,719
Neurex Corp.* ........................           300                  9,113
Neurogen Corp.* ......................           300                  5,325
NovaCare Corp.* ......................           900                 10,575
Organogenesis, Inc.* .................           600                 11,850
Orthodontic Centers of America,
  Inc.* ..............................           800                 16,750


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Owens & Minor, Inc. ..................            400           $     4,000
Oxford Health Plans, Inc.* ...........            100                 1,531
PAREXEL International Corp.* .........            500                18,188
PSS World Medical, Inc.* .............          1,100                16,088
Paragon Health Network, Inc.* ........          1,100                17,738
Patterson Dental Co.* ................            450                16,481
Pediatrix Medical Group, Inc.* .......            200                 7,438
PhyCor, Inc.* ........................            200                 3,313
PhyMatrix, Inc.* .....................            300                 2,644
Physician Computer Network,
  Inc.*# .............................            700                   280
Physician Reliance Network,
  Inc.* ..............................            400                 4,575
Physio-Control International
  Corp.* .............................            200                 5,263
Protein Design Labs, Inc.* ...........            400                 9,638
Quest Diagnostics, Inc.* .............            700                15,313
Regeneron Pharmaceuticals, Inc.*                  600                 5,531
Renal Care Group, Inc.* ..............            400                17,625
Res-Care, Inc.* ......................            300                 5,531
Respironics, Inc.* ...................            400                 6,225
Rural/Metro Corp.* ...................            200                 2,600
Sabratek Corp.* ......................            200                 4,550
Safe Skin Corp.* .....................            600                24,675
SangStat Medical Corp.* ..............            200                 6,275
Scios, Inc.* .........................            600                 5,325
Serologicals Corp.* ..................            300                 9,675
Sierra Health Services, Inc.* ........            800                20,150
Sun Healthcare Group, Inc.* ..........          1,000                14,625
Sunrise Assisted Living, Inc.* .......            100                 3,438
Synetic, Inc.* .......................            300                17,100
Techne Corp.* ........................            400                 7,625
Theragenics Corp.* ...................            600                15,638
Thermo Cardiosystems, Inc.* ..........            200                 4,550
ThermoTrex Corp.* ....................            300                 5,138
Total Renal Care Holdings, Inc.*                1,167                40,262
Transition Systems, Inc.* ............            300                 3,188
Transkaryotic Therapies, Inc.* .......            500                12,875
VISX, Inc.* ..........................            200                11,900
VWR Scientific Products Corp.* .......            200                 4,925
Vencor, Inc.* ........................            100                   725
Venta Medical Systems, Inc. ..........            100                 2,800
Veterinary Centers of America,
  Inc.* ..............................            300                 5,644
Vical, Inc.* .........................            300                 5,081
West Co., Inc. .......................            100                 2,826
                                                                -----------
                                                                    967,797
                                                                -----------
RETAIL--FOOD (0.6%)
Advantica Restaurant Group,
  Inc.* ..............................            100                   975
Dave & Busters, Inc.* ................            100                 2,488
Dominick's Supermarkets, Inc.* .......            200                 8,913
Fleming Cos., Inc. ...................            800                14,050
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................            500                16,531
Ingles Markets, Inc., Class A ........            300                 4,350
Luby's Cafeterias, Inc. ..............            600                10,538
Petco Animal Supplies, Inc.* .........            600                11,963
Ruddick Corp. ........................            300                 5,438
Smart & Final, Inc. ..................            300                 5,138

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
United Natural Foods, Inc.* ..........            100           $     2,850
Whole Foods Market, Inc.* ............            400                24,195
                                                                -----------
                                                                    107,429
                                                                -----------
SOAPS & TOILETRIES (0.2%)
Alberto-Culver Co., Class B ..........            300                 8,700
Church & Dwight Co., Inc. ............            300                 9,713
Del Laboratories, Inc. ...............            200                 4,350
Nature's Sunshine Products, Inc. .....            400                 9,025
Playtex Products, Inc.* ..............            500                 7,964
                                                                -----------
                                                                     39,752
                                                                -----------
TOBACCO (0.1%)
Consolidated Cigar Holdings, Inc.                 100                 1,225
DIMON, Inc. ..........................            500                 5,625
General Cigar Holdings, Inc.* ........            300                 2,963
                                                                -----------
                                                                      9,813
                                                                -----------
  TOTAL CONSUMER NON-CYCLICALS                                    2,034,354
                                                                -----------
CREDIT SENSITIVE (25.3%)
BANKS (7.6%)
Anchor Bancorp Wisconsin, Inc. .......            200                 7,813
Area Bancshares Corp. ................            100                 3,400
Arthur J. Gallagher & Co. ............            400                17,900
Associated Banc-Corp. ................          1,250                47,031
BISYS Group, Inc.* ...................            400                16,400
BSB Bancorp, Inc. ....................            200                 6,050
BT Financial Corp. ...................            200                 5,300
BancorpSouth, Inc. ...................          1,000                21,000
Bank of Granite Corp. ................            250                 7,875
Banknorth Group, Inc. ................            500                18,500
Bay View Capital Corp. ...............            200                 6,350
Brenton Banks, Inc. ..................            440                 8,993
CBT Corp. ............................            200                 6,500
CNB Bancshares, Inc. .................            300                14,400
CVB Financial Corp. ..................            300                 7,275
Capital City Bank Group, Inc. ........            150                 4,706
CashAmerica International, Inc. ......            400                 6,100
Chemical Financial Corp. .............            200                 8,538
Chittenden Corp. .....................            400                14,000
Citizens Bancshares, Inc. ............            200                 6,600
Colonial BancGroup, Inc. .............            500                16,125
Commerce Bancorp, Inc. ...............            305                17,843
Commercial Federal Corp. .............            700                22,138
Commonwealth Bancorp, Inc. ...........            100                 2,294
Community Bank System, Inc. ..........            100                 3,131
Community First Bankshares,
  Inc. ...............................            600                15,713
Community Trust Bancorp, Inc. ........            200                 6,650
Cullen/Frost Bankers, Inc. ...........            400                21,700
Dime Community Bancshares,
  Inc. ...............................            300                 8,325
Downey Financial Corp. ...............            525                17,161
F&M Bancorporation, Inc. .............            200                 8,350
F&M National Corp. ...................            700                20,300
Fifth Third Bancorp ..................            402                25,326
Firstbank of Illinois Co. ............            400                16,800
FirstBank Puerto Rico ................            700                18,200
First Citizens BankShares, Inc.,
  Class A ............................            300                30,019
First Commerce Bankshares, Inc.,
  Class B ............................            300                 8,794


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
First Commonwealth Financial
  Corp. ..............................            800           $    22,600
First Federal Capital Corp. ..........            400                 7,175
FirstFed Financial Corp.* ............            200                10,400
First Financial Bancorp ..............            600                15,525
First Financial Bankshares, Inc. .....            100                 4,100
First Financial Corp. ................            200                10,075
First Financial Holdings, Inc. .......            500                11,875
First Hawaiian, Inc. .................            100                 3,638
First Midwest Bancorp, Inc. ..........            400                17,588
First Republic Bank ..................            200                 7,225
First Source Bancorp, Inc. ...........            782                 7,576
First Source Corp. ...................            220                 7,865
First United Bankshares, Inc. ........            100                 4,888
First Western Bancorp, Inc. ..........            400                11,775
Flagstar Bancorp, Inc. ...............            100                 2,437
Fulton Financial Corp. ...............            875                22,203
GBC Bancorp ..........................            300                 7,950
HUBCO, Inc. ..........................            600                21,487
Hancock Holding Corp. ................            100                 5,300
Harbor Florida Bancorp, Inc. .........            400                 4,775
Harleysville National Corp. ..........            200                 8,500
Heritage Financial Service, Inc. .....            100                 3,438
IBS Financial Corp. ..................            300                 5,700
Imperial Bancorp* ....................            750                22,500
Independence Community Bank
  Corp.* .............................            100                 1,700
InterWest Bancorp, Inc. ..............            200                 8,675
Keystone Financial, Inc. .............          1,000                37,000
Long Island Bancorp, Inc. ............            400                24,300
MAF Bancorp, Inc. ....................            300                10,913
Magna Group, Inc. ....................            500                28,250
MainStreet Financial Corp. ...........            300                 8,850
Mid Am, Inc. .........................            700                17,675
MidAmerica Bancorp ...................            200                 6,475
Mississippi Valley Bancshares,
  Inc. ...............................            100                 3,950
NTB Bancorp, Inc. ....................            266                 6,750
National Bancorp of Alaska, Inc.                  400                12,350
National City Bancshares, Inc. .......            300                12,075
National Penn Bancshares, Inc. .......            200                 6,800
Ocean Financial Corp. ................            400                 7,650
Old National Bancorp .................            420                20,055
Omega Financial Corp. ................            300                10,838
One Valley Bancorp, Inc. .............            400                14,550
PFF Bancorp, Inc. ....................            400                 7,450
Park National Corp. ..................            200                20,188
Peoples First Corp. ..................            400                14,000
Peoples Heritage Financial
  Group, Inc. ........................          1,400                33,075
Provident Bankshares Corp. ...........            610                17,995
Republic Bancorp, Inc. ...............            300                 5,663
Riggs National Corp.
  (Washington D.C.) ..................            400                11,688
Roslyn Bancorp, Inc. .................            600                13,388
S & T Bancorp, Inc. ..................            180                 9,945
Santa Barbara Bancorp ................            200                 5,750
Signal Corp. .........................            250                 7,281
Silicon Valley Bancshares* ...........            300                10,678
Southwest Bancorporation of
  Texas, Inc.* .......................            400                 7,525

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                NUMBER OF              VALUE
                                                 SHARES               (NOTE 1)
                                          --------------------   -----------------
Sovereign Bancorp, Inc. ...............           3,100          $    50,666
St. Francis Capital Corp. .............             200                7,750
St. Paul Bancorp, Inc. ................             300                6,778
Sterling Bancshares, Inc., Texas ......             450                7,088
Susquehanna Bancshares, Inc. ..........             300               11,213
TR Financial Corp. ....................             600               25,125
Texas Regional Bancshares, Inc.,
  Class A .............................             300                9,825
Triangle Bancorp, Inc. ................             200                6,275
Triangle Pacific Corp.* ...............             400               22,000
TrustCo Bank Corp. (New York)                       900               23,625
Trust Co. of New Jersey ...............             100                2,700
Trustmark Corp. .......................           1,100               24,131
USBANCORP, Inc.* ......................             100                7,731
UST Corp. .............................             600               15,900
U.S. Trust Corp. ......................             400               30,500
United Bankshares, Inc. ...............             700               23,888
Webster Financial Corp. ...............             600               19,950
WesBanco, Inc. ........................             100                2,688
West Coast Bancorp (Oregon) ...........             200                4,925
Westamerica Bancorporation ............             600               19,275
Westernbank Puerto Rico ...............           1,300               21,938
Whitney Holding Corp. .................             500               25,370
                                                                 -----------
                                                                   1,513,018
                                                                 -----------
FINANCIAL SERVICES (3.1%)
Aames Financial Corp. .................             400                5,500
Affiliated Managers Group, Inc.*                    200                7,425
ALBANK Financial Corp. ................             300               21,169
AMCORE Financial, Inc. ................             200                4,800
AMRESCO Inc.* .........................             700               20,388
AmeriCredit Corp.* ....................             500               17,844
Arcadia Financial Ltd.* ...............           1,000                7,563
Astoria Financial Corp. ...............             400               21,400
Bank United Corp., Class A ............             600               28,725
BOK Financial Corp. ...................             100                4,725
Citizens Banking Corp. ................             500               16,813
Credit Acceptance Corp.* ..............             600                5,100
Dain Rauscher Corp. ...................             400               21,900
Delta Financial Corp.* ................             200                3,675
Doral Financial Corp. .................             500                8,750
EVEREN Capital Corp. ..................             200                5,600
Eaton Vance Corp. .....................             400               18,525
Enhance Financial Services
  Group, Inc. .........................             600               20,250
FIRSTPLUS Financial Group,
  Inc.* ...............................             500               18,000
FNB Corp. .............................             105                3,504
First Colorado Bancorp, Inc. ..........             100                2,775
First Sierra Financial, Inc.* .........             100                3,050
Hambrecht & Quist Group* ..............             400               14,525
Headlands Mortgage Co.* ...............             100                1,875
HealthCare Financial Partners,
  Inc.* ...............................             100                6,131
IMC Mortgage Co.* .....................             400                4,225
Imperial Credit Industries, Inc.* .....             700               16,450
Indymac Mortgage Holdings, Inc.                   1,000               22,750
Investors Financial Services
  Corp. ...............................             100                5,300
Jeffries Group, Inc. ..................             400               16,400
John Nuveen Co., Class A ..............             200                7,938
Legg Mason, Inc. ......................             500               28,781


                                                NUMBER OF              VALUE
                                                 SHARES               (NOTE 1)
                                          --------------------   -----------------
Life USA Holding, Inc. ................           400            $     5,175
McDonald & Co. Investments,
  Inc. ................................           400                 13,125
Metris Cos., Inc. .....................           100                  6,375
Morgan Keegan, Inc. ...................           500                 12,938
Oakwood Homes Corp. ...................           900                 27,000
Ocwen Financial Corp.* ................           500                 13,438
Oriental Financial Group, Inc. ........           100                  3,688
Paymentech, Inc.* .....................           100                  2,056
Pioneer Group, Inc. ...................           600                 15,788
Queens County Bancorp, Inc. ...........           100                  4,363
Raymond James Financial, Inc. .........           750                 22,453
Reliance Bancorp, Inc. ................           200                  7,663
Resource Bankshares Mortgage
  Group, Inc. .........................           400                  7,450
SPS Transaction Services, Inc.* .......           200                  6,275
Southern Pacific Funding Corp.* .......           200                  3,138
Trans Financial, Inc. .................           400                 22,950
Triad Guaranty, Inc.* .................           300                 10,200
UMB Financial Corp. ...................           200                  9,900
United Cos. Financial Corp. ...........           600                  9,375
Vermont Financial Services Corp.                  100                  2,744
WSFS Financial Corp. ..................           200                  4,100
Westcorp ..............................           400                  5,500
White River Corp.* ....................           100                  9,045
                                                                 -----------
                                                                     616,595
                                                                 -----------
INSURANCE (3.8%)
ALLIED Group, Inc. ....................           600                 28,088
Alfa Corp. ............................           400                  8,300
American Annuity Group, Inc. ..........           300                  7,219
Amerin Corp.* .........................           300                  8,756
AmerUs Life Holdings, Inc.,
  Class A .............................           300                  9,713
Argonaut Group, Inc. ..................           500                 15,813
CMAC Investments Corp. ................           400                 24,600
CNA Surety Corp.* .....................           400                  5,900
Capital Re Corp. ......................           200                 14,325
Capitol Transamerica Corp. ............           200                  4,113
Chartwell Re Corp. ....................           200                  5,888
Citizens Corp. ........................           200                  6,263
Commerce Group, Inc. ..................           400                 15,500
Delphi Financial Group, Inc.,
  Class A .............................           204                 11,488
Executive Risk, Inc. ..................           200                 14,750
FBL Financial Group, Inc.,
  Class A .............................         1,000                 25,625
Fidelity National Financial, Inc. .....           500                 19,906
Financial Security Assurance
  Holdings Ltd. .......................           500                 29,375
First American Financial Corp. ........           250                 22,500
Foremost Corp. of America .............           600                 14,475
Fremont General Corp. .................           500                 27,094
Frontier Insurance Group, Inc. ........           770                 17,373
Fund American Enterprises
  Holdings, Inc. ......................           100                 14,800
Guarantee Life Cos., Inc. .............           300                  6,563
HCC Insurance Holdings, Inc. ..........           900                 19,800
HSB Group, Inc. .......................           600                 32,100
Harleysville Group, Inc. ..............           300                  6,225
Hartford Life, Inc., Class A ..........           500                 28,469
Highlands Insurance Group, Inc.*                  100                  1,850

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Hilb, Rogal & Hamilton Co. ...........            500           $     7,813
John Alden Financial Corp. ...........            600                13,200
LandAmerica Financial Group,
  Inc. ...............................            200                11,450
Liberty Corp. ........................             92                 4,629
Life Re Corp. ........................            200                16,400
MMI Cos., Inc. .......................            400                 9,250
Markel Corp.* ........................            100                17,800
Meadowbrook Insurance Group,
  Inc. ...............................            100                 2,719
Medical Assurance, Inc. ..............            200                 5,550
NAC Re Corp. .........................            200                10,675
Nationwide Financial Services,
  Inc., Class A ......................            100                 5,100
Nymagic, Inc. ........................            200                 5,475
Ocwen Asset Investment Corp. .........            200                 3,313
Orion Capital Corp. ..................            500                27,938
PXRE Corp. ...........................            200                 6,000
PennCorp Financial Group, Inc. .......            700                14,350
Philadelphia Consolidated
  Holdings Corp.* ....................            300                 6,300
Poe & Brown, Inc. ....................            100                 3,719
Presidential Life Corp. ..............            400                 8,550
RLI Corp. ............................            125                 5,086
Reinsurance Group of America,
  Inc. ...............................            400                23,650
Risk Capital Holdings, Inc.* .........            400                 9,975
SCPIE Holdings, Inc. .................            300                10,163
Selective Insurance Group, Inc. ......            700                15,684
Trenwick Group, Inc. .................            100                 3,884
Trigon Healthcare, Inc.* .............            600                21,713
United Fire & Casualty Co. ...........            200                 7,838
Vesta Insurance Group, Inc. ..........            200                 4,263
W.R. Berkley Corp. ...................            500                20,026
                                                                -----------
                                                                    749,384
                                                                -----------
INVESTMENT COMPANY (0.1%)
Excel Legacy Corp.* ..................            200                   875
Phoenix Investment Partners,
  Ltd. ...............................            800                 6,950
SEI Corp. ............................            200                12,400
                                                                -----------
                                                                     20,225
                                                                -----------
REAL ESTATE (7.2%)
AMLI Residential Properties
  Trust ..............................            500                10,719
American General Hospitality
  Corp. ..............................            600                12,750
American Health Properties, Inc.                  900                22,500
Apartment Investment &
  Management Co., Class A ............            965                38,118
Arden Realty, Inc. ...................            800                20,700
Avalon Bay Communities, Inc. .........            884                33,598
Avatar Holdings, Inc.* ...............            300                 8,363
BRE Properties, Class A ..............           1000                26,063
Bedford Property Investors, Inc. .....            200                 3,650
Berkshire Realty Co. .................            100                 1,169
Boykin Lodging Trust, Inc. ...........            400                 8,675
Bradley Real Estate, Inc. ............            400                 8,450
Burnham Pacific Properties, Inc. .....            400                 5,675
CB Richard Ellis Services, Inc.* .....            400                13,375


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
CBL & Associates Properties,
  Inc. ...............................          700             $    16,975
CCA Prison Realty Trust ..............          200                   6,125
CRIIMI MAE, Inc. .....................        1,200                  16,650
Camden Property Trust ................          700                  20,825
Capstead Mortgage Corp. ..............        1,200                  10,050
Capstone Capital Corp. ...............          300                   6,900
CenterPoint Properties Corp. .........          400                  13,225
Chateau Communities, Inc. ............          300                   8,625
Chelsea GCA Realty, Inc. .............          300                  12,000
Choice Hotels International,
  Inc.* ..............................          800                  10,850
Colonial Properties Trust ............          700                  21,700
Commercial Net Lease Realty ..........          500                   8,094
Consolidation Capital Corp.* .........          100                   2,248
Cornerstone Properties, Inc. .........        1,900                  33,488
Cornerstone Realty Income
  Trust, Inc. ........................          600                   6,863
Cousins Properties, Inc. .............          600                  17,925
D.R. Horton, Inc. ....................          600                  12,525
Developers Diversified Realty
  Corp. ..............................          400                  15,675
Dynex Capital, Inc. ..................          800                   8,900
EastGroup Properties, Inc. ...........          600                  12,038
Equity Inns, Inc. ....................          900                  11,869
Essex Property Trust, Inc. ...........          300                   9,300
Excel Realty Trust, Inc. .............          600                  17,288
Federal Realty Investment Trust ......          900                  21,656
FelCcor Suite Hotels, Inc. ...........          500                  15,688
First Industrial Realty Trust, Inc.             800                  25,450
First Union Real Estate
  Investments ........................          500                   4,625
Forest City Enterprises, Inc.,
  Class A ............................          200                  11,838
Franchise Finance Corp. of
  America ............................          700                  18,156
Gables Residential Trust .............          800                  21,700
General Growth Properties ............          800                  29,900
Glenborough Realty Trust, Inc. .......          700                  18,463
Glimcher Realty Trust ................          100                   1,944
Great Lakes REIT, Inc. ...............          200                   3,488
Grubb & Ellis Co.* ...................          300                   4,275
Health Care Property Investors,
  Inc. ...............................          400                  14,425
Health Care REIT, Inc. ...............          600                  15,300
Healthcare Realty Trust, Inc. ........          700                  19,075
Highwoods Properties, Inc. ...........          900                  29,081
Horizon Group Properties, Inc. .......           25                     165
Hospitality Properties Trust .........          400                  12,850
IRT Property Co. .....................          600                   6,600
Innkeepers USA Trust .................          600                   7,575
Insignia Financial Group, Inc.,
  Class A* ...........................          500                  12,250
Irvine Apartment Communities,
  Inc. ...............................          300                   8,681
JDN Realty Corp. .....................          800                  25,500
JP Realty, Inc. ......................          400                   9,425
Kilroy Realty Corp. ..................          200                   5,000
Kimco Realty Corp. ...................          400                  16,400
Kimco Realty Corp., Series D .........          144                   3,906
Koger Equity Inc. ....................          200                   4,038
LNR Property Corp. ...................          400                  10,250

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
LTC Properties, Inc. ................           800            $    14,900
LaSalle Partners, Inc.* .............           200                  8,900
Lennar Corp. ........................           700                 20,650
Liberty Property Trust ..............         1,100                 28,119
MGI Properties, Inc. ................           300                  7,856
Mack-Cali Realty Corp. ..............           800                 27,500
Manufactured Home
  Communities, Inc. .................           400                  9,650
Meridian Industrial Trust, Inc. .....           500                 11,500
Merry Land & Investment Co.,
  Inc. ..............................           600                 12,638
Mid-America Apartment
  Communities, Inc. .................           300                  7,894
NVR, Inc.* ..........................           200                  8,213
National Health Investors, Inc. .....           200                  6,625
Nationwide Health Properties,
  Inc. ..............................           700                 16,713
OMEGA Healthcare Investors ..........           300                 10,538
Patriot American Hospitality, Inc.              152                  3,639
Post Properties, Inc. ...............           800                 30,800
Prentiss Properties Trust ...........           400                  9,725
Price Enterprises, Inc. .............           400                  7,350
Prime Retail, Inc. ..................           500                  5,969
RFS Hotel Investors, Inc. ...........           400                  7,600
Realty Income Corp. .................           700                 18,463
Reckson Associates Realty ...........           700                 16,538
Reckson Service Industries, Inc.*                56                    186
Redwood Trust, Inc. .................           400                  7,025
Regency Realty Corp. ................           200                  5,025
Ryland Group, Inc. ..................           300                  7,875
Security Capital Atlantic ...........           600                 13,388
Security Capital Group, Inc.,
  Class B* ..........................           100                  2,663
Shurgard Storage Centers,
  Class A ...........................           600                 16,650
Smith (Charles E.) Residential
  Realty ............................           400                 12,800
Sovran Self Storage, Inc. ...........           200                  5,650
Storage Trust Realty ................           500                 17,500
Storage USA, Inc. ...................           300                  7,013
Summit Properties, Inc. .............           400                  7,575
Sun Communities, Inc. ...............           600                 19,875
Sunstone Hotel Investors ............           600                  7,988
Taubman Center, Inc. ................           600                  8,550
The Macerich Co. ....................           500                 14,656
Thornburg Mortgage Asset Corp.                  500                  6,094
Town & Country Trust ................           400                  6,625
TriNet Corp. Realty Trust ...........           400                 13,600
United Dominion Realty Trust,
  Inc. ..............................           100                  1,388
Urban Shopping Centers, Inc. ........           500                 15,750
Washington Real Estate
  Investment Trust ..................         1,300                 22,588
Weeks Corp. .........................           600                 18,975
Weingarten Realty Investors .........           100                  4,181
Westfield America, Inc. .............           100                  1,833
                                                               -----------
                                                                 1,428,880
                                                               -----------
UTILITY--ELECTRIC (2.0%)
Black Hills Corp. ...................           550                 12,650
CILCORP, Inc. .......................           200                  9,600
Calpine Corp.* ......................           300                  6,056


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Central Hudson Gas & Electric .......           200             $     9,175
Central Maine Power Co. .............           600                  11,700
Cleco Corp. .........................           500                  14,875
Commonwealth Energy System ..........           400                  15,100
Conectiv, Inc. ......................         2,000                  41,000
Eastern Utilities Associates ........           500                  13,125
El Paso Electric Co.* ...............         1,400                  12,863
Hawaiian Electronics Industries,
  Inc. ..............................           600                  23,813
Interstate Energy Corp. .............         1,470                  47,775
Minnesota Power. Inc. ...............           700                  27,825
Northwestern Corp. ..................           100                   2,500
Orange & Rockland Utilities,
  Inc. ..............................           500                  26,844
Otter Tail Power Co. ................           300                  11,119
Rochester Gas & Electric ............           500                  15,969
SIGCORP, Inc. .......................           200                   6,413
Sierra Pacific Resources ............           700                  25,419
UniSource Energy Corp. ..............           800                  12,600
United Illuminating Co. .............           200                  10,125
United Water Resources, Inc. ........           500                   9,000
WPS Resources Corp. .................           800                  26,245
                                                                -----------
                                                                    391,791
                                                                -----------
UTILITY--GAS (1.3%)
AGL Resources, Inc. .................           900                  17,888
Atmos Energy Corp. ..................           400                  12,200
Bay State Gas Co. ...................           200                   7,663
Connecticut Energy Corp. ............           200                   5,575
Energen Corp. .......................           400                   8,050
Indiana Energy, Inc. ................           300                   8,963
Kelley Oil & Gas Corp.* .............         1,600                   3,700
Laclede Gas Co. .....................           100                   2,450
Madison Gas & Electric Co. ..........           400                   9,150
NUI Corp. ...........................           100                   2,544
New Jersey Resources Corp. ..........           700                  24,981
North Carolina Natural Gas
  Corp. .............................           300                   7,613
Northwest Natural Gas Co. ...........           500                  13,984
Piedmont Natural Gas Co. ............           600                  20,175
Public Service Co. of North
  Carolina, Inc. ....................           100                   2,175
SEMCO Energy, Inc. ..................           420                   7,376
Southern Union Co. ..................           300                   9,675
Southwest Gas Corp. .................         1,000                  24,438
UGI Corp. ...........................           800                  19,900
Washington Gas Light Co. ............           700                  18,725
Washington Water Power Co. ..........         1,200                  26,920
                                                                -----------
                                                                    254,145
                                                                -----------
UTILITY--TELEPHONE (0.2%)
Aliant Communications, Inc. .........           800                  21,950
Western Wireless Corp., Class A*              1,500                  29,906
                                                                -----------
                                                                     51,856
                                                                -----------
  TOTAL CREDIT SENSITIVE ............                             5,025,894
                                                                -----------
DIVERSIFIED (1.0%)
DIVERSIFIED (0.0%)
Federal Signal Corp. ................           100                   2,431
                                                                -----------
MISCELLANEOUS (1.0%)
AMCOL International Corp. ...........           600                   7,238
AptarGroup, Inc. ....................           400                  24,875

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Blount International, Inc.,
  Class A ..............................................................           500            $    14,250
Brush Wellman, Inc. ....................................................           400                  8,225
Carlisle Cos., Inc. ....................................................           400                 17,225
Central Parking Corp. ..................................................           100                  4,550
DBT Online, Inc.* ......................................................           200                  5,400
Dexter Corp. ...........................................................           600                 19,087
Foamex International, Inc. .............................................           300                  5,231
Furon Co. ..............................................................           300                  5,437
Jostens, Inc. ..........................................................           600                 14,475
Justin Industries, inc. ................................................           400                  6,450
Matthews International Corp.,
  Class A ..............................................................           200                  4,913
Myers Industries, Inc. .................................................           500                 12,000
National Golf Properties, Inc. .........................................           200                  6,013
SPS Technologies, Inc.* ................................................           100                  5,850
Standex International Corp. ............................................           200                  5,925
Tredegar Industries, Inc. ..............................................           200                 16,975
Triarc Cos.* ...........................................................           200                  4,383
                                                                                                  -----------
                                                                                                      188,502
                                                                                                  -----------
  TOTAL DIVERSIFIED ....................................................                              190,933
                                                                                                  -----------
ENERGY (2.8%)
COAL & GAS PIPELINES (0.5%)
Aquila Gas Pipeline Corp. ..............................................           200                  2,450
Arch Coal, Inc. ........................................................           600                 14,925
Eastern Enterprises ....................................................           300                 12,863
Equitable Resources, Inc. ..............................................           700                 21,350
Nuevo Energy Co.* ......................................................           500                 16,063
TransMontaigne Oil Co.* ................................................           600                  8,925
Western Gas Resources, Inc. ............................................           500                  7,313
Ziegler Coal Holding Co. ...............................................           400                  6,845
                                                                                                  -----------
                                                                                                       90,734
                                                                                                  -----------
OIL--DOMESTIC (0.7%)
Atwood Oceanics, Inc.* .................................................           100                  3,981
Barrett Resources Corp.* ...............................................           500                 18,719
Berry Petroleum, Class A ...............................................           500                  6,500
Cabot Oil & Gas Corp., Class A                                                     400                  8,000
Chesapeake Energy Corp. ................................................           990                  3,960
Cliffs Drilling Co.* ...................................................           200                  6,563
Cross Timbers Oil Co. ..................................................         1,000                 19,063
EEX Corp.* .............................................................           100                    938
Houston Exploration Co.* ...............................................           200                  4,588
KCS Energy, Inc. .......................................................           300                  3,431
Key Energy Group, Inc.* ................................................           500                  6,563
Lomak Petroleum, Inc. ..................................................           400                  4,175
Louis Dreyfus Natural Gas
  Corp.* ...............................................................           200                  3,788
Meridian Resource Corp.* ...............................................           500                  3,531
Plains Resources, Inc.* ................................................           500                  8,969
St. Mary Land and Exploration
  Co. ..................................................................           200                  4,825
Stone Energy Corp.* ....................................................           200                  7,113
Tom Brown, Inc. ........................................................           700                 13,169
Vintage Petroleum, Inc. ................................................           700                 13,208
                                                                                                  -----------
                                                                                                      141,084
                                                                                                  -----------
OIL--INTERNATIONAL (0.3%)
Benton Oil & Gas Co.* ..................................................           700                  7,438
Newfield Exploration Co.* ..............................................           600                 14,925
Pride International, Inc.* .............................................           900                 15,244


                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Rutherford-Moran Oil Corp.* ............................................            200           $     4,025
Santa Fe Energy Resources, Inc.                                                     100                 1,075
Seacor Holdings, Inc.* .................................................            300                18,394
                                                                                                  -----------
                                                                                                       61,101
                                                                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (1.3%)
Belco Oil & Gas Corp.* .................................................            300                 2,588
CARBO Ceramics Inc. ....................................................            200                 6,825
Comstock Resources, Inc.* ..............................................            600                 4,463
Daniel Industries, Inc. ................................................            300                 5,700
Devon Energy Corp. .....................................................            400                13,975
Forecenergy, Inc.* .....................................................            200                 3,563
Forest Oil Corp.* ......................................................            500                 7,156
Global Industries Ltd.* ................................................            800                13,500
Hanover Compressor Co.* ................................................            100                 2,706
Harken Energy Corp.* ...................................................          2,300                11,069
Holly Corp. ............................................................            200                 5,150
Input/Output, Inc.* ....................................................          1,100                19,594
Marine Drilling Co., Inc.* .............................................            800                12,800
Newpark Resources, Inc.* ...............................................          1,100                12,238
Oceaneering International, Inc.* .......................................            400                 7,100
Offshore Logistics, Inc.* ..............................................            700                12,425
Parker Drilling Co.* ...................................................          1,500                10,594
Patterson Energy, Inc.* ................................................            300                 2,934
Pool Energy Services Co.* ..............................................            400                 5,900
Quaker State Corp. .....................................................          1,000                16,375
Snyder Oil Corp. .......................................................            700                13,956
Swift Energy Co.* ......................................................            200                 3,188
Tesoro Petroleum Corp.* ................................................            300                 4,763
Trico Marine Services, Inc.* ...........................................            300                 4,106
Tuboscope, Inc.* .......................................................            800                15,800
Varco International, Inc.* .............................................            600                11,888
WICOR, Inc. ............................................................          1,000                23,120
                                                                                                  -----------
                                                                                                      253,476
                                                                                                  -----------
RAILROADS (0.0%)
MotivePower Industries, Inc.* ..........................................            400                 9,800
                                                                                                  -----------
  TOTAL ENERGY .........................................................                              556,195
                                                                                                  -----------
TECHNOLOGY (12.9%)
ELECTRONICS (4.9%)
ACX Technologies, Inc.* ................................................            500                10,875
AFC Cable Systems, Inc.* ...............................................            100                 3,550
ATL Products, Inc., Class A* ...........................................            200                 5,213
ATMI, Inc. .............................................................            200                 3,000
Acclaim Entertainment, Inc.* ...........................................            800                 4,750
Actel Corp.* ...........................................................            300                 3,225
Acxiom Corp.* ..........................................................            500                12,469
Advent Software, Inc.* .................................................            100                 4,200
Affiliated Computer Services,
  Inc.* ................................................................            900                34,650
American Management Systems,
  Inc.* ................................................................            600                17,963
Amphenol Corp., Class A* ...............................................            300                11,700
Analogic Corp. .........................................................            200                 8,950
Anixter International, Inc.* ...........................................            800                15,250
Apex PC Solutions, Inc.* ...............................................            100                 2,788
Applied Micro Circuits Corp.* ..........................................            100                 2,588
Arbor Software Corp.* ..................................................            200                 6,288
Artesyn Technologies, Inc.* ............................................            600                 9,600
Aspen Technologies, Inc.* ..............................................            400                20,200
Avant! Corp.* ..........................................................            600                14,850
Avid Technology, Inc.* .................................................            500                16,750

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
BARRA, Inc.* ........................            200           $     4,900
BEA Systems, Inc.* ..................            300                 6,881
BancTec, Inc. .......................            500                11,563
Belden, Inc. ........................            300                 9,188
Berg Electronics Corp.* .............            400                 7,825
Boole & Babbage, Inc.* ..............            750                17,906
Broderbund Software, Inc.* ..........            300                 6,844
Budget Group, Inc.* .................            400                12,775
Burr-Brown Corp.* ...................            750                15,750
C & D Technology, Inc. ..............            100                 5,800
CDW Computer Centers, Inc.* .........            100                 5,000
CHS Electronics, Inc.* ..............            800                14,300
CIBER Inc.* .........................            400                15,200
C-Cube Microsystems, Inc.* ..........            800                14,850
Cable Design Technologies* ..........            700                14,438
Checkfree Holdings Corp.* ...........            900                26,494
Checkpoint Systems Inc.* ............            700                 9,888
Cirrus Logic, Inc.* .................          1,500                16,688
Citrix Systems, Inc.* ...............            650                44,444
Clarify, Inc.* ......................            500                 6,750
Cohu, Inc. ..........................            100                 2,431
CompuCom Systems, Inc.* .............            400                 2,600
Computer Horizons Corp.* ............            500                18,531
Computer Task Group, Inc. ...........            500                16,750
CTS Corp. ...........................            300                 8,850
Cubic Corp. .........................            100                 2,388
Data General Corp.* .................          1,300                19,419
Data Transmission Network
  Corp.* ............................            200                 8,000
DII Group, Inc.* ....................            600                10,238
Documentum, Inc.* ...................            300                14,400
Electro Scientific Industries, Inc.*             200                 6,313
Essex International, Inc.* ..........            200                 4,725
Etec Systems, Inc.* .................            500                17,594
FactSet Research Systems, Inc.* .....            100                 3,250
Fluke Corp. .........................            100                 3,288
FSI International, Inc.* ............            400                 3,875
General Cable Corp. .................            550                15,881
GenRad, Inc.* .......................            600                11,850
Gentex Corp.* .......................          1,400                25,375
Gerber Scientific, Inc. .............            400                 9,100
Hadco Corp.* ........................            200                 4,663
Harbinger Corp.* ....................            600                14,513
Helix Technology Corp. ..............            400                 6,000
HNC Software, Inc.* .................            300                12,244
Hyperion Software Corp.* ............            400                11,400
Industri-Matematik International
  Corp.* ............................            400                 4,375
Information Resources, Inc.* ........            600                11,100
Innovex, Inc. .......................            300                 3,919
Inprise Corp.* ......................          1,000                 7,375
Integrated Device Technology,
  Inc.* .............................          1,600                11,450
Integrated Systems, Inc.* ...........            300                 4,613
Intergraph Corp.* ...................            700                 5,994
International Rectifier Corp.* ......          1,200                10,200
Intersolv, Inc.* ....................            400                 6,425
InterVoice, Inc.* ...................            400                 7,100
Itron, Inc.* ........................            300                 3,825
JDA Software Group, Inc.* ...........            300                13,125
Jabil Circuit, Inc.* ................            200                 6,613
Jack Henry & Associates, Inc. .......            200                 6,875


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Kent Electronics Corp.* .............            600           $    10,988
MTS Systems Corp. ...................            400                 6,425
National Instruments Corp.* .........            200                 7,150
Nichols Research Corp.* .............            100                 2,731
Optical Cable Corp.* ................            200                 2,000
P-Com, Inc.* ........................            600                 5,494
Paxar Corp.* ........................          1,000                11,500
PMT Services, Inc.* .................          1,000                25,438
Read-Rite Corp.* ....................            700                 6,344
Rogers Corp.* .......................            100                 3,300
S3, Inc.* ...........................            800                 4,050
SABRE Group Holdings, Inc.* .........            300                11,400
SpeedFam International, Inc.* .......            200                 3,688
System Software Associates, Inc.*                600                 4,275
Technology Solutions Co.* ...........            500                15,844
Transaction Systems Architects,
  Inc.* .............................            100                 3,850
Trimble Navigation Ltd.* ............            600                 9,713
Wyman-Gordon Co.* ...................            300                 5,976
                                                               -----------
                                                                   973,176
                                                               -----------
OFFICE EQUIPMENT (2.5%)
12 Technologies, Inc. ...............            200                 7,025
American Business Products, Inc.                 400                 8,200
Aspect Development, Inc.* ...........            100                 7,563
Bell & Howell Co.* ..................            300                 7,744
Day Runner, Inc.* ...................            200                 5,038
DecisionOne Holdings Corp.* .........            400                 8,000
Evans & Sutherland Computer
  Corp.* ............................            200                 5,038
FileNET Corp.* ......................            600                17,325
GT Interactive Software Corp.* ......            600                 4,519
Global DirectMail Corp. .............            400                 5,050
HMT Technology Corp.* ...............            800                 6,700
Hutchinson Technology, Inc.* ........            400                10,900
John H. Harland Co. .................            400                 6,775
Knoll, Inc.* ........................            300                 8,850
Kronos, Inc.* .......................            100                 3,625
MICROS Systems, Inc.* ...............            400                13,238
Mastech Corp.* ......................            200                 5,625
Micron Electronics, Inc.* ...........            100                 1,206
National Computer Systems, Inc.                  500                12,000
Network Appliance, Inc.* ............            400                15,575
New England Business Services,
  Inc. ..............................            400                12,900
Pixar, Inc.* ........................            100                 6,038
Platinum Technology* ................          1,300                37,131
Policy Management Systems
  Corp.* ............................            600                23,550
Rational Software Corp.* ............          1,600                24,400
SMART Modular Technologies* .........            500                 7,313
Sandisk Corp.* ......................            300                 4,144
Tech-Sym Corp.* .....................            200                 5,563
Technitrol, Inc. ....................            300                11,981
Telxon Corp. ........................            200                 6,475
Triumph Group, Inc.* ................            300                12,600
VERITAS Software Corp.* .............            600                24,825
Vanstar Corp.* ......................          1,100                16,019
Vantive Corp.* ......................            200                 4,100
Viasoft, Inc.* ......................            500                 8,094
Visio Corp.* ........................            500                23,875
WH Brady Co. ........................            200                 5,563

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Wind River Systems* .................           300            $    10,763
Xircom, Inc.* .......................           600                  9,338
Xylan Corp.* ........................           600                 17,883
Yahoo! Inc.* ........................           400                 63,000
                                                               -----------
                                                                   495,551
                                                               -----------
OFFICE EQUIPMENT SERVICES (1.9%)
BA Merchant Services, Inc.,
  Class A* ..........................           200                  4,038
ChoicePoint, Inc.* ..................           100                  5,063
Complete Business Solutions,
  Inc.* .............................           100                  3,594
Fair Issac & Co., Inc. ..............           100                  3,800
General Magic, Inc.* ................           100                  1,231
Information Management
  Resources, Inc.* ..................           200                  6,763
Komag, Inc.* ........................           100                    534
Learning Co., Inc.* .................           700                 20,738
Legato Systems, Inc.* ...............           700                 27,300
Lycos, Inc.* ........................           300                 22,613
Macromedia, Inc.* ...................           700                 13,081
Manugistics Group, Inc.* ............           300                  7,425
Mercury Interactive Corp.* ..........           400                 17,850
Progress Software Corp.* ............           200                  8,200
Project Software &
  Development, Inc.* ................           200                  4,013
PSINet, Inc.* .......................           900                 11,700
Radiant Systems, Inc.* ..............           100                  1,450
Remedy Corp.* .......................           400                  6,800
Safeguard Scientifics, Inc.* ........           600                 25,013
Sapient Corp.* ......................           200                 10,550
Security Dynamics Technologies,
  Inc.* .............................           100                  1,850
Sequent Computer System* ............         1,000                 12,063
Shiva Corp.* ........................           700                  5,863
Siebel Systems, Inc.* ...............         1,064                 34,314
Software AG Systems, Inc.* ..........           200                  5,850
Stratus Computer, Inc.* .............           600                 15,188
Structural Dynamics Research* .......           900                 20,813
Sykes Enterprises, Inc.* ............           300                  6,019
Symantec Corp.* .....................         1,000                 26,125
Systems & Computer Tech
  Corp.* ............................           600                 16,200
USCS International, Inc.* ...........           400                  8,275
Wang Laboratories, Inc.* ............           600                 15,258
                                                               -----------
                                                                   369,574
                                                               -----------
TELECOMMUNICATIONS (3.6%)
ANTEC Corp.* ........................           600                 13,913
Aerial Communications, Inc.* ........           100                    625
Allen Telecom, Inc.* ................           200                  2,325
Alliant Techsystems, Inc.* ..........           200                 12,650
Alpine Group, Inc.* .................           400                  8,300
American Mobile Satellite Corp.*                400                  3,900
American Tower Corp., Class A*                  400                  9,975
Aspect Telecommunications
  Corp.* ............................           700                 19,163
Associated Group, Inc., Class A*                300                 12,300
AXENT Technologies, Inc.* ...........           200                  6,125
Black Box Corp.* ....................           400                 13,275
CFW Communications Co. ..............           100                  2,325
CNET, Inc.* .........................           100                  6,825


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
COMSAT Corp. ........................            800           $    22,650
California Microwave, Inc.* .........            300                 5,250
CellNet Data Systems, Inc.* .........            900                 8,719
Cellular Communications
  International, Inc.* ..............            300                14,963
Centennial Cellular Corp.,
  Class A* ..........................            300                11,194
Coherent Communications
  Systems Corp.* ....................            200                 9,363
Commonwealth Telephone
  Enterprises, Inc.* ................            200                 5,275
CommNet Cellular, Inc.* .............            600                 8,813
Comverse Technology, Inc.* ..........            830                43,056
Cylink Corp.* .......................            300                 3,600
Dialogic Corp.* .....................            100                 2,975
Diamond Multimedia Systems,
  Inc. ..............................            500                 3,422
Digital Microwave Corp.* ............            500                 3,625
DSP Communications, Inc.* ...........            800                11,000
E*TRADE Group, Inc.* ................            600                13,763
General Communications, Inc.,
  Class A* ..........................            500                 3,031
GeoTel Communications Corp.* ........            300                12,225
Glenayre Technologies, Inc.* ........          1,000                10,750
ICG Communications, Inc.* ...........            100                 3,656
IXC Communications, Inc.* ...........            300                14,550
Inter-Tel, Inc. .....................            600                 9,600
InterDigital Communications
  Corp.* ............................            900                 4,838
Intermedia Communications,
  Inc.* .............................            600                25,163
International Network Services* .....            300                12,300
KEMET Corp.* ........................            600                 7,894
LHS Group Inc.* .....................            200                13,175
MasTec, Inc.* .......................            300                 7,163
McLeodUSA, Inc. .....................            600                23,325
Metro Information Services, Inc.*                200                 7,825
MRV Communications, Inc.* ...........            400                 8,300
Natural MicroSystems Corp.* .........            200                 3,200
Network Equipment
  Technologies, Inc.* ...............            300                 4,706
North Pittsburgh Systems, Inc. ......            300                 4,781
NTL, Inc.* ..........................            400                21,400
Oak Industries, Inc.* ...............            300                10,613
Omnipoint Corp. .....................            500                11,469
Open Market, Inc.* ..................            200                 3,775
Pacific Gateway Exchange, Inc.* .....            100                 4,006
PageMart Wireless, Inc.,
  Class A* ..........................            400                 3,625
Paging Network, Inc.* ...............          1,700                23,800
PictureTel Corp.* ...................            600                 5,550
Plantronics, Inc.* ..................            400                20,600
Powertel, Inc.* .....................            400                 7,400
Premiere Technologies, Inc.* ........            400                 3,319
Premisys Communications, Inc.* ......            600                14,925
Primus Telecommunications
  Group, Inc.* ......................            200                 3,788
RCN Corp.* ..........................            800                15,500
Skytel Communications, Inc.* ........            900                21,066
SmarTalk TeleServices, Inc. .........            300                 4,369
Superior TeleCom, Inc. ..............            125                 5,203
Tekelec* ............................            200                 8,950

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                        NUMBER OF        VALUE
                                         SHARES        (NOTE 1)
                                       ----------   --------------
Tel-Save Holdings, Inc.* ...........       700       $    10,325
U.S. Satellite Broadcasting Co.,
  Inc.* ............................       800             9,350
Vanguard Cellular Systems, Inc.,
  Class A* .........................       900            16,988
West TeleServices Corp.* ...........       300             3,638
Westell Technologies, Inc.* ........       300             2,775
WinStar Communications, Inc.* ......       600            25,756
World Access, Inc.* ................       400            12,000
                                                     -----------
                                                         726,041
                                                     -----------
  TOTAL TECHNOLOGY .................                   2,564,342
                                                     -----------
TOTAL COMMON STOCKS (84.2%)
  (Cost $16,510,398) ...............                  16,693,231
                                                     -----------
PREFERRED STOCKS:
CONSUMER NON-CYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES (0.0%)
Mediq, Inc., Class A* (Cost $0).....        23               152
                                                     -----------
RIGHTS:
CREDIT SENSITIVE (0.0%)
FINANCIAL SERVICES (0.0%)
Coast Federal Litigation
  Contingent Payment Rights*
  (Cost $0) ........................       300             4,538
                                                     -----------


                                         PRINCIPAL         VALUE
                                          AMOUNT         (NOTE 1)
                                       ------------   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.1%)
U.S. Treasury Bill
  8/20/98- .........................    $  150,000     $   148,974
  9/3/98 ...........................     1,483,000       1,470,002
  10/15/98 .........................       743,000         732,105
  10/22/98 .........................       503,000         495,153
  11/12/98 .........................       340,000         333,672
                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES (16.1%)
 (Cost/Amortized Cost $3,179,853)                        3,179,906
                                                       -----------
TOTAL INVESTMENTS (100.3%)
  (Cost/Amortized Cost $19,690,251)                     19,877,827
OTHER ASSETS
  LESS LIABILITIES (-0.3%) .........                       (51,826)
                                                       -----------
NET ASSETS (100%) ..................                   $19,826,001
                                                       ===========

----------
* Non-income producing

# Securities (totaling $280 or 0.00% of net assets) valued at fair value.

- Security segregated as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
FUTURES CONTRACTS: At June 30, 1998, the Portfolio had futures contracts open:




                             NUMBER
                               OF         AGGREGATE     EXPIRATION      UNREALIZED
PURCHASES:                 CONTRACTS     FACE VALUE        DATE        APPRECIATION
-----------------------   -----------   ------------   ------------   -------------
S&P 500 Index .........       11         $3,143,250    Sept `98          $84,747

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $20,602,200
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      3,310,341

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  1,360,289
Aggregate gross unrealized depreciation ..........      (1,172,713)
                                                      ------------
Net unrealized appreciation ......................    $    187,576
                                                      ============
Federal income tax cost of investments ...........    $ 19,690,251
                                                      ============

At June 30, 1998, the Portfolio had loaned securities with a total value of $1,250,362 which was secured by collateral valued at $1,289,180

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                               PRINCIPAL                VALUE
                                                AMOUNT                 (NOTE 1)
                                       ------------------------   -----------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (1.3%)
ENVIRONMENTAL CONTROL (1.3%)
Lamso USA, Inc.
  6.75%, 12/15/07 ..................        $      250,000        $   252,660
  7.50%, 6/30/06 ...................               100,000            106,791
                                                                  -----------
  TOTAL BUSINESS SERVICES ..........                                  359,451
                                                                  -----------
CAPITAL GOODS (0.9%)
AEROSPACE (0.9%)
Boeing Co.
  6.625%, 2/15/38+ .................               150,000            154,280
Lockheed Martin Corp.
  7.25%, 5/15/06 ...................               100,000            106,337
                                                                  -----------
  TOTAL CAPITAL GOODS ..............                                  260,617
                                                                  -----------
CONSUMER CYCLICALS (1.6%)
LEISURE RELATED (1.0%)
Time Warner Entertainment
  8.375%, 3/15/23 ..................               250,000            293,521
                                                                  -----------
RETAIL--GENERAL (0.6%)
Nordstrom Inc.
  6.95%, 3/15/28 ...................               175,000            178,658
                                                                  -----------
  TOTAL CONSUMER CYCLICALS .........                                  472,179
                                                                  -----------
CONSUMER NON-CYCLICALS (0.1%)
TOBACCO (0.1%)
Philip Morris Cos., Inc.
  6.15%, 3/15/10 ...................                30,000             30,060
                                                                  -----------
CREDIT SENSITIVE (77.8%)
BANKS (0.4%)
Amsouth Bank of Alabama
  6.45%, 2/1/18 ....................               100,000            103,266
                                                                  -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.0%)
Advanta Mortgage Loan Trust,
  Series 98-2, Class A17,
  6.05%, 9/25/18 ...................               500,000            496,563
Ford Credit Auto Loan Master
  Trust,
 Series 95-1,
  6.50%, 8/15/02 ...................               500,000            507,148
 Series 96-1,
  5.50%, 2/15/03 ...................               300,000            297,581
Morgan Stanley Capital Inc.,
 Series 98-HF1,
  6.19%, 1/15/07 ...................                98,388            100,509
 Series 98-WF1,
  6.25%, 7/15/07 ...................                98,927             99,298
Ocwen Residential MBS Corp.,
  Series 98-R1,
  4.00%, 10/25/40+ .................               245,683            242,957
                                                                  -----------
                                                                    1,744,056
                                                                  -----------
FINANCIAL SERVICES (7.4%)
Associates Corp. of North
  America
  6.00%, 4/15/03 ...................               200,000            199,947
ERP Operating LP
  6.63%, 4/13/15 ...................               500,000            503,440


                                               PRINCIPAL                VALUE
                                                AMOUNT                 (NOTE 1)
                                       ------------------------   -----------------
First USA, Inc., Series 98-2,
  6.80%, 2/18/11 ...................        $      300,000        $   300,938
Fleet Financial Group, Inc.
  6.875%, 1/15/28 ..................               100,000            101,873
Ford Motor Credit
  6.625%, 6/30/03 ..................               150,000            152,891
General Electric Capital Corp.
  5.50%, 11/1/01 ...................               100,000             98,661
Household Finance Co., Series E,
  6.125%, 2/27/03 ..................               250,000            247,813
Household Finance N.V.
  6.125%, 3/1/03 ...................               250,000            249,626
John Deere Capital Corp.
  5.85%, 1/15/01 ...................               100,000             99,968
Keystone Financial Midatlantic
  6.50%, 5/31/08 ...................               200,000            202,107
                                                                  -----------
                                                                    2,157,264
                                                                  -----------
FOREIGN GOVERNMENT (7.3%)
French Treasury Bill BTAN
  4.75%, 3/12/02 ...................         FRF 6,650,000          1,115,902
German Unity Fund
  8.50%, 2/20/01 ...................         DEM 1,650,000          1,012,831
                                                                  -----------
                                                                    2,128,733
                                                                  -----------
MORTGAGE RELATED (2.1%)
Deutche Mortgage and Asset
  Receiving Corp.,
  6.22%, 9/15/07 ...................        $       98,751            100,850
First Union-Lehman Brothers,
  Series 98-C2, Class A1,
  6.28%, 6/18/07 ...................               498,080            502,107
                                                                  -----------
                                                                      602,957
                                                                  -----------
REAL ESTATE (0.1%)
Weeks Realty LP 6.875%, 3/15/05                     37,000             37,147
                                                                  -----------
U.S. GOVERNMENT (22.8%)
U.S. Treasury Note
  5.50%, 1/31/03 ...................               325,000            324,797
  5.75%, 4/30/03 ...................             1,300,000          1,313,001
  5.75%, 8/15/03 ...................             2,130,000          2,153,298
  6.875%, 5/15/06- .................             1,410,000          1,527,648
  5.50%, 2/15/08 ...................               285,000            285,000
  5.625%, 5/15/08 ..................               200,000            202,813
  6.75%, 8/15/26 ...................               723,000            828,061
                                                                  -----------
                                                                    6,634,618
                                                                  -----------
U.S. GOVERNMENT AGENCIES (24.9%)
Federal Home Mortgage Corp.
  Gold
  7.00%, 5/1/28 ....................             2,376,916          2,415,525
Federal National Mortgage
  Association
  6.50%, 2/1/13 ....................               318,591            320,779
  6.50%, 5/1/13 ....................               230,720            232,305
  6.50%, 6/1/13 ....................               440,691            443,719
  6.50%, 5/1/28 ....................               504,600            503,019
  6.50%, 5/1/28 ....................               145,924            145,467
  6.50%, 6/1/28 ....................               505,000            503,418
  6.50%, 6/1/28 ....................               559,634            557,881
  6.50%, 7/1/28 ....................               495,000            491,597
Government National Mortgage
  Association
  8.00%, 8/15/27 ...................               487,519            505,650
  7.50%, 2/15/28 ...................               108,901            111,998

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
  7.50%, 5/15/28 ...................    $   501,274       $   515,530
  7.00%, 6/15/28 ...................        495,000           503,355
                                                          -----------
                                                            7,250,243
                                                          -----------
UTILITY--ELECTRIC (2.5%)
Detroit Edison, Series E
  6.75%, 3/17/03 ...................        100,000           102,870
Kincaid Generation LLC
  7.33%, 6/15/20+ ..................        300,000           314,273
National Rural Utilities
  6.20%, 2/1/08 ....................        100,000           100,597
Texas Utilities Electric Co.
  6.25%, 10/1/04 ...................        200,000           202,134
                                                          -----------
                                                              719,874
                                                          -----------
UTILITY--GAS (2.2%)
Energen Corp.
  7.125%, 2/15/28 ..................        150,000           148,502
Ferrellgas LP, Series A, 6.99%,
  8/1/05# ..........................        500,000           500,000
                                                          -----------
                                                              648,502
                                                          -----------
UTILITY--TELEPHONE (2.1%)
Century Telephone Enterprises,
  Series E,
  6.15%, 1/15/05 ...................        100,000            98,704
Pacific Bell
  6.125%, 2/15/08 ..................        250,000           250,310
Pacific Telecommunications,
  Series B,
  6.625%, 10/20/05 .................        150,000           154,852
U.S. West Capital Funding, Inc.
  6.25%, 7/15/05 ...................        125,000           124,727
                                                          -----------
                                                              628,593
                                                          -----------
  TOTAL CREDIT SENSITIVE ...........                       22,655,253
                                                          -----------
ENERGY (2.1%)
COAL & GAS PIPELINES (0.3%)
Laidlaw, Inc.
  6.50%, 5/1/05 ....................        100,000           101,748
                                                          -----------
OIL--INTERNATIONAL (0.9%)
Peco Energy Capital Trust III,
  Series D,
  7.38%, 4/6/28 ....................        150,000           151,974
Tailsman Energy, Inc.
  7.25%, 10/15/27 ..................        100,000           104,827
                                                          -----------
                                                              256,801
                                                          -----------
RAILROADS (0.9%)
Union Pacific Corp.
  6.625%, 2/1/08 ...................        250,000           252,165
                                                          -----------
  TOTAL ENERGY .....................                          610,714
                                                          -----------


                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
TECHNOLOGY (3.3%)
ELECTRONICS (1.7%)
Computer Associates
  International, Inc.
  6.375%, 5/15/05+ .................    $   500,000       $   502,885
                                                          -----------
TELECOMMUNICATIONS (1.6%)
Aerial Communications, Inc.
  Zero Coupon, 2/1/08+ .............        435,000           208,011
Cable & Wireless
  Communications
  6.375%, 3/6/03 ...................        150,000           150,126
TCA Cable TV, Inc.
  6.53%, 2/1/28 ....................        100,000           104,163
                                                          -----------
                                                              462,300
                                                          -----------
  TOTAL TECHNOLOGY .................                          965,185
                                                          -----------
TOTAL LONG-TERM DEBT SECURITIES (87.1%)
  (Cost $25,229,329) ...............                       25,353,459
                                                          -----------
                                          NUMBER
                                            OF
                                          SHARES
                                       -----------
PREFERRED STOCKS:
CREDIT SENSITIVE (1.3%)
FINANCIAL SERVICES (1.3%)
Equity Residential Properties
  Trust
  (Cost $397,850) ..................         14,600           382,338
                                                          -----------
                                         PRINCIPAL
                                          AMOUNT
                                       -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (10.7%)
Banque et Caisse Espargne
  5.52%, 7/20/98 ...................    $   700,000           697,968
Diago Capital plc
  5.49%, 7/7/98 ....................        700,000           699,361
Koch Industries, Inc.
  6.30%, 7/1/98 ....................      1,725,000         1,725,000
                                                          -----------
                                                            3,122,329
                                                          -----------
U.S. GOVERNMENT AGENCIES (9.2%)
Federal Farm Credit Discount
  Note
  5.55%, 7/1/98 ....................      2,681,000         2,681,000
                                                          -----------
TOTAL SHORT-TERM DEBT SECURITIES (19.9%)
  (Cost $5,803,329) ................                        5,803,329
                                                          -----------
  TOTAL INVESTMENTS (108.3%)
     (Cost/Amortized Cost
     $31,430,508)...................                       31,539,126
OTHER ASSETS
  LESS LIABILITIES (-8.3%) .........                      (2,411,294)
                                                          -----------
NET ASSETS (100%) ..................                     $29,127,832
                                                         ============

----------
+ Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $1,422,406 or 4.88% of net assets.
# Securities (totaling $500,000 or 1.72% of net assets) valued at fair value.
- Security segregated as collateral for financial futures contracts.
     Glossary:
     DEM--German Mark
     FRF--French Franc

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998, the Portfolio had futures contracts open:




                                NUMBER
                                  OF         AGGREGATE     EXPIRATION      UNREALIZED
PURCHASES:                    CONTRACTS     FACE VALUE        DATE        APPRECIATION
--------------------------   -----------   ------------   ------------   -------------
U.S. 5 Year Note .........         2        $  219,375     Sept '98         $   144
U.S. Long Bond ...........        17         2,101,094     Sept '98          16,523
                                                                            -------
                                                                            $16,667
                                                                            =======

At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                              LOCAL
                                            CONTRACT       COST ON          U.S. $
                                             AMOUNT      ORIGINATION       CURRENT        UNREALIZED
                                             (000'S)         DATE           VALUE        APPRECIATION
                                           ----------   -------------   -------------   -------------
FOREIGN CURRENCY SALE CONTRACTS
German Mark, expiring 7/30/98 ..........     1,900       $1,069,528      $1,055,673        $13,855
French Franc, expiring 7/31/98 .........     6,833        1,147,638       1,132,035         15,603
                                                                                           -------
                                                                                           $29,458
                                                                                           =======

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $14,526,320
U.S. Government securities .............................     45,888,040
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      1,065,634
U.S. Government securities .............................     32,074,388

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $   152,094
Aggregate gross unrealized depreciation .........         (43,476)
                                                      -----------
Net unrealized appreciation .....................     $   108,618
                                                      ===========
Federal income tax cost of investments ..........     $31,430,508
                                                      ===========

At June 30, 1998 the Portfolio had loaned securities with a total value of $944,561, which was secured by collateral valued at $963,280.



                       See Notes to FinSancial Statements.

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (2.8%)
CHEMICALS (1.8%)
E.I. Du Pont de Nemours & Co.                                                      6,600         $    492,525
                                                                                                 ------------
PAPER (1.0%)
Kimberly Clark Corp. ...................................................           6,200              284,425
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                              776,950
                                                                                                 ------------
BUSINESS SERVICES (5.3%)
PRINTING, PUBLISHING,
  BROADCASTING (2.9%)
Gannett Co. ............................................................           6,200              440,588
New York Times Co., Class A ............................................           4,600              364,550
                                                                                                 ------------
                                                                                                      805,138
                                                                                                 ------------
PROFESSIONAL SERVICES (1.4%)
Cendant Corp.* .........................................................         19,400               404,975
                                                                                                 ------------
TRUCKING, SHIPPING (1.0%)
FDX Corp.* .............................................................          4,600               288,650
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                            1,498,763
                                                                                                 ------------
CAPITAL GOODS (10.5%)
AEROSPACE (4.4%)
Allied Signal, Inc. ....................................................          8,500               377,188
Gulfstream Aerospace Corp.* ............................................          6,100               283,650
United Technologies Corp. ..............................................          6,100               564,250
                                                                                                 ------------
                                                                                                    1,225,088
                                                                                                 ------------
ELECTRICAL EQUIPMENT (3.5%)
Advanced Micro Devices, Inc.* ..........................................         13,200               225,225
Honeywell, Inc. ........................................................          6,400               534,800
LSI Logic Corp.* .......................................................          9,900               228,319
                                                                                                 ------------
                                                                                                      988,344
                                                                                                 ------------
MACHINERY (2.6%)
Deere & Co. ............................................................          7,700               407,138
Ingersoll-Rand Co. .....................................................          7,300               321,656
                                                                                                 ------------
                                                                                                      728,794
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                            2,942,226
                                                                                                 ------------
CONSUMER CYCLICALS (10.8%)
AIRLINES (1.0%)
UAL Corp.* .............................................................          3,600               280,800
                                                                                                 ------------
AUTO RELATED (2.0%)
Republic Industries, Inc.* .............................................         11,000               275,000
TRW Inc. ...............................................................          5,200               284,050
                                                                                                 ------------
                                                                                                      559,050
                                                                                                 ------------
AUTOS & TRUCKS (1.3%)
General Motors Corp. ...................................................          5,500               367,469
                                                                                                 ------------
FOOD SERVICES, LODGING (0.9%)
ConAgra, Inc. ..........................................................          8,400               266,175
                                                                                                 ------------
LEISURE RELATED (0.2%)
Brunswick Corp. ........................................................          1,800                44,550
                                                                                                 ------------
RETAIL--GENERAL (5.4%)
Federated Department Stores,
  Inc.* ................................................................          6,200               333,638
Office Depot, Inc.* ....................................................          1,800                56,813
Sears, Roebuck & Co. ...................................................          7,400               451,863
Toys-R-Us, Inc.* .......................................................         12,500               294,531
Wal-Mart Stores, Inc. ..................................................          6,400               388,800
                                                                                                 ------------
                                                                                                    1,525,645
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                            3,043,689
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
CONSUMER NON-CYCLICALS (18.1%)
BEVERAGES (5.5%)
Cadbury Schweppes plc (ADR) ............................................          4,000          $    246,500
Diago plc (ADR) ........................................................          8,991               433,254
Heineken N.V. (ADR) ....................................................         12,812               503,228
PepsiCo, Inc. ..........................................................          8,400               345,975
                                                                                                 ------------
                                                                                                    1,528,957
                                                                                                 ------------
DRUGS (6.0%)
American Home Products Corp. ...........................................         11,600               600,300
Amgen, Inc.* ...........................................................          5,300               346,488
Astra AB, Class A (ADR) ................................................         10,700               219,350
Bristol-Myers Squibb Co. ...............................................          4,550               522,966
                                                                                                 ------------
                                                                                                    1,689,104
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Cognizant Corp. ........................................................          6,200               390,600
Johnson & Johnson ......................................................          6,600               486,750
                                                                                                 ------------
                                                                                                      877,350
                                                                                                 ------------
RETAIL--FOOD (1.5%)
McDonald's Corp. .......................................................          6,000               414,000
                                                                                                 ------------
TOBACCO (2.0%)
Philip Morris Cos., Inc. ...............................................         14,300               563,063
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                      5,072,474
                                                                                                 ------------
CREDIT SENSITIVE (24.5%)
BANKS (4.7%)
BankAmerica Corp. ......................................................          5,500               475,406
Chase Manhattan Corp. ..................................................          5,900               445,450
First Union Corp. ......................................................          4,300               250,475
KeyCorp ................................................................          4,000               142,500
                                                                                                 ------------
                                                                                                    1,313,831
                                                                                                 ------------
FINANCIAL SERVICES (3.3%)
Bankers Trust New York Corp. ...........................................          2,700               313,369
Fleet Financial Group, Inc. ............................................          3,400               283,900
Mellon Bank Corp. ......................................................          4,600               320,275
                                                                                                 ------------
                                                                                                      917,544
                                                                                                 ------------
INSURANCE (7.6%)
Aetna, Inc. ............................................................          5,000               380,625
Allstate Corp. .........................................................          3,600               329,625
Hartford Financial Services
  Group, Inc. ..........................................................          5,000               571,875
Travelers Group, Inc. ..................................................          9,800               594,125
Washington Mutual, Inc. ................................................          6,100               264,969
                                                                                                 ------------
                                                                                                    2,141,219
                                                                                                 ------------
UTILITY--ELECTRIC (4.4%)
Consolidated Edison, Inc. ..............................................          5,800               267,163
Duke Energy Corp. ......................................................          4,400               260,700
Edison International ...................................................         15,700               464,131
Pacificorp .............................................................         10,400               235,300
                                                                                                 ------------
                                                                                                    1,227,294
                                                                                                 ------------
UTILITY--TELEPHONE (4.5%)
AT&T Corp. .............................................................          8,500               485,563
Bell Atlantic Corp. ....................................................         17,100               780,188
                                                                                                 ------------
                                                                                                    1,265,751
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                            6,865,639
                                                                                                 ------------

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                           NUMBER         VALUE
                                         OF SHARES       (NOTE 1)
                                        -----------   -------------
ENERGY (8.2%)
OIL--DOMESTIC (3.1%)
Chevron Corp. .......................    4,000        $  332,250
Mobil Corp. .........................    7,100           544,038
                                                      ----------
                                                         876,288
                                                      ----------
OIL--INTERNATIONAL (4.3%)
Atlantic Richfield Co. ..............    3,100           242,188
Diamond Offshore Drilling, Inc. .....    6,500           260,000
Elf Aquitaine S.A. (ADR) ............    6,500           461,500
Noble Affiliates, Inc. ..............    6,200           235,600
                                                      ----------
                                                       1,199,288
                                                      ----------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Dresser Industries, Inc. ............    5,300           233,531
                                                      ----------
  TOTAL ENERGY ......................                  2,309,107
                                                      ----------
TECHNOLOGY (13.1%)
ELECTRONICS (2.6%)
3Com Corp.* .........................    8,100           248,569
Texas Instruments, Inc. .............    8,400           489,825
                                                      ----------
                                                         738,394
                                                      ----------
OFFICE EQUIPMENT (4.3%)
Circuit City Stores-Circuit City
  Group .............................    4,100           192,188
Compaq Computer Corp. ...............    7,400           209,975
Hewlett Packard Co. .................    6,900           413,138
International Business Machines
  Corp. .............................    3,500           401,844
                                                      ----------
                                                       1,217,145
                                                      ----------
OFFICE EQUIPMENT SERVICES (4.0%)
Electronic Data Systems Corp. .......    8,100           324,000
First Data Corp. ....................   14,000           466,375
NCR Corp.* ..........................   10,100           328,250
                                                      ----------
                                                       1,118,625
                                                      ----------
TELECOMMUNICATIONS (2.2%)
Ameritech Corp. .....................    9,400           421,825
Motorola, Inc. ......................    3,700           194,473
                                                      ----------
                                                         616,298
                                                      ----------
  TOTAL TECHNOLOGY ..................                  3,690,462
                                                      ----------
TOTAL COMMON STOCKS (93.3%)
  (Cost $25,698,496) ................                 26,199,310
                                                      ----------



                                            PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
                                          -------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.9%)
 U.S. Treasury Bill 10/15/98
  (Amortized Cost $3,620,926) .........   $3,675,000      $ 3,620,926
                                                          -----------
TOTAL INVESTMENTS (106.2%)
  (Cost/Amortized Cost
  $29,319,422).........................                    29,820,236
OTHER ASSETS
  LESS LIABILITIES (-6.2%) ............                    (1,747,328)
                                                          -----------
NET ASSETS (100%) .....................                   $28,072,908
                                                          ===========

---------------------
*     Non-income producing

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..      $27,452,231
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..        1,847,464

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 1,002,792
Aggregate gross unrealized depreciation ..........        (501,978)
                                                       -----------
Net unrealized appreciation ......................     $   500,814
                                                       ===========
Federal income tax cost of investments ...........     $29,319,422
                                                       ===========

At June 30, 1998, the Portfolio had loaned securities with a total value of $1,816,596, which was secured by collateral valued at $1,867,744.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (5.3%)
CHEMICALS (0.7%)
Ferro Corp. ..........................          7,700           $   194,906
                                                                -----------
CHEMICALS--SPECIALTY (0.7%)
A. Schulman, Inc. ....................         10,000               195,625
                                                                -----------
METALS & MINING (1.9%)
Reliance Steel & Aluminum ............          6,000               231,750
Wyman-Gordon Co.* ....................         13,400               267,163
                                                                -----------
                                                                    498,913
                                                                -----------
PAPER (2.0%)
Albany International Corp.,
  Class A ............................         10,138               242,666
Unisource Worldwide, Inc. ............         11,800               127,588
Wausau-Mosinee Paper Corp. ...........          7,700               176,138
                                                                -----------
                                                                    546,392
                                                                -----------
  TOTAL BASIC MATERIALS ..............                            1,435,836
                                                                -----------
BUSINESS SERVICES (8.0%)
PRINTING, PUBLISHING,
  BROADCASTING (4.0%)
Banta Corp. ..........................         10,700               330,363
Bowne & Co. ..........................          6,400               288,000
Gibson Greetings, Inc.* ..............          9,300               232,500
World Color Press, Inc.* .............          6,000               210,000
                                                                -----------
                                                                  1,060,863
                                                                -----------
PROFESSIONAL SERVICES (0.6%)
CDI Corp.* ...........................          6,400               171,200
                                                                -----------
TRUCKING, SHIPPING (3.4%)
CNF Transportation, Inc. .............          7,700               327,250
Circle International Group, Inc. .....         11,600               324,800
Pittston Bax Group ...................         14,200               220,988
Rollins Truck Leasing Corp. ..........          3,150                38,981
                                                                -----------
                                                                    912,019
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            2,144,082
                                                                -----------
CAPITAL GOODS (22.9%)
BUILDING & CONSTRUCTION (3.9%)
Crane Co. ............................          6,400               310,800
JLG Industries, Inc. .................         17,800               360,450
Kaufman & Broad Home Corp. ...........         11,700               371,475
                                                                -----------
                                                                  1,042,725
                                                                -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (3.6%)
Apogee Enterprises, Inc. .............         20,400               312,375
Eagle Hardware & Garden, Inc.*                 14,300               330,688
Hughes Supply, Inc. ..................          5,400               197,775
Martin Marietta Materials, Inc. ......            700                31,500
Rock-Tenn Co., Class A ...............          7,800                97,988
                                                                -----------
                                                                    970,326
                                                                -----------
ELECTRICAL EQUIPMENT (10.0%)
Anixter International, Inc.* .........         19,000               362,188
Belden, Inc. .........................          5,500               168,438
Credence Systems Corp.* ..............         12,400               235,600
Harman International Industries,
  Inc. ...............................          8,300               319,550
Lam Research Corp.* ..................         10,200               195,075
Magnetek, Inc.* ......................         13,700               215,775
Pittston Brink's Group ...............          8,300               306,063


                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Scotsman Industries ..................          7,600           $   210,900
Silicon Valley Group, Inc.* ..........         10,600               170,263
United Dominion Industries Ltd.                 7,200               240,300
VLSI Technology, Inc.* ...............         15,200               255,075
                                                                -----------
                                                                  2,679,227
                                                                -----------
MACHINERY (5.4%)
Aeroquip-Vickers, Inc. ...............          3,300               192,638
Briggs & Stratton Corp. ..............          7,900               295,756
International Rectifier Corp.* .......          4,300                36,550
Omniquip International, Inc. .........          8,600               159,100
Regal Beloit .........................          8,700               247,950
Roper Industries, Inc. ...............         10,100               263,863
Watts Industries, Inc., Class A ......         11,600               242,150
                                                                -----------
                                                                  1,438,007
                                                                -----------
  TOTAL CAPITAL GOODS ................                            6,130,285
                                                                -----------
CONSUMER CYCLICALS (14.6%)
APPAREL & TEXTILES (1.6%)
Mohawk Industries, Inc.* .............          1,400                44,363
Oakley, Inc.* ........................         15,400               205,975
The Wet Seal, Inc., Class A* .........          5,700               182,400
                                                                -----------
                                                                    432,738
                                                                -----------
AUTO RELATED (5.0%)
Borg-Warner Automotive, Inc. .........          6,000               288,375
Budget Group, Inc.* ..................          5,500               175,656
Dura Automotive Systems, Inc.*                  3,500               112,438
Mark IV Industries, Inc. .............         14,900               322,213
Tower Automotive* ....................         10,300               441,613
                                                                -----------
                                                                  1,340,295
                                                                -----------
FOOD SERVICES, LODGING (1.0%)
Prime Hospitality Corp.* .............         15,300               266,794
                                                                -----------
HOUSEHOLD FURNITURE, APPLIANCES (2.3%)
Basset Furniture Industries Corp.              10,800               304,425
Furniture Brands International,
  Inc.* ..............................         11,400               319,913
                                                                -----------
                                                                    624,338
                                                                -----------
LEISURE RELATED (1.5%)
Polaris Industries, Inc. .............         10,400               391,300
                                                                -----------
PHOTO & OPTICAL (0.3%)
BMC Industries, Inc. .................         10,300                90,125
                                                                -----------
RETAIL--GENERAL (2.9%)
Ann Taylor Stores Corp.* .............          9,500               201,281
Cole National Corp.* .................          6,500               260,000
Footstar, Inc.* ......................          4,600               220,800
Stride Rite Corp. ....................          6,700               100,919
                                                                -----------
                                                                    783,000
                                                                -----------
  TOTAL CONSUMER CYCLICALS ...........                            3,928,590
                                                                -----------
CONSUMER NON-CYCLICALS (12.4%)
CONTAINERS (1.6%)
First Brands Corp. ...................         16,300               417,688
                                                                -----------
DRUGS (1.2%)
Perrigo Co.* .........................         32,100               323,006
                                                                -----------
FOODS (0.5%)
Lance, Inc. ..........................            900                20,138
Vlasic Foods International, Inc.*               5,000               100,625
                                                                -----------
                                                                    120,763
                                                                -----------

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
                                        ------------   --------------
HOSPITAL SUPPLIES & SERVICES (7.4%)
Apria Healthcare Group* .............        13,700     $    91,619
Integrated Health Services, Inc. ....         9,500         356,250
Magellan Health Services, Inc.* .....        12,500         317,188
Sierra Health Services* .............        16,950         426,928
Sun Healthcare Group, Inc.* .........        16,600         242,775
Sunrise Medical, Inc.* ..............        14,900         223,500
West Co., Inc. ......................        11,400         322,763
                                                        -----------
                                                          1,981,023
                                                        -----------
RETAIL--FOODS (1.7%)
Lone Star Steakhouse & Saloon,
  Inc.* .............................        12,500         172,656
Ryan's Family Steak Houses,
  Inc.* .............................        28,600         293,150
                                                        -----------
                                                            465,806
                                                        -----------
TOBACCO (0.0%)
Swisher International Group,
  Inc., Class A* ....................         1,500          12,000
                                                        -----------
  TOTAL CONSUMER NON-CYCLICALS                            3,320,286
                                                        -----------
CREDIT SENSITIVE (17.6%)
BANKS (1.5%)
Astoria Financial Corp. .............         4,100         219,350
Hubco, Inc. .........................         5,300         189,806
                                                        -----------
                                                            409,156
                                                        -----------
FINANCIAL SERVICES (0.8%)
Amresco, Inc.* ......................         7,500         218,438
                                                        -----------
INSURANCE (7.2%)
CMAC Investments Corp. ..............         2,500         153,750
Delphi Financial Group, Class A*              2,826         159,139
E.W. Blanch Holdings, Inc. ..........         8,500         312,375
Enhance Financial Services
  Group, Inc. .......................         1,700          57,375
Frontier Insurance Group, Inc. ......        10,150         229,009
HCC Insurance Holdings, Inc. ........        12,200         268,400
Horace Mann Educators Corp. .........         7,900         272,550
NAC Re Corp. ........................         5,500         293,563
Reliance Group Holdings, Inc. .......         9,600         168,000
                                                        -----------
                                                          1,914,161
                                                        -----------
MORTGAGE RELATED (2.1%)
Amerin Corp.* .......................         8,800         256,850
Toll Brothers, Inc.* ................        10,700         306,956
                                                        -----------
                                                            563,806
                                                        -----------
REAL ESTATE (3.5%)
Chateau Properties, Inc. ............         8,000         230,000
Glenborough Realty Trust, Inc. ......         9,200         242,650
Kilroy Realty Corp. .................         9,000         225,000
Mack-Cali Realty Corp. ..............         6,600         226,875
                                                        -----------
                                                            924,525
                                                        -----------
UTILITY--ELECTRIC (1.3%)
Calpine Corp.* ......................        17,500         353,281
                                                        -----------


                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
                                        ------------   --------------
UTILITY--GAS (1.2%)
Sierra Pacific Resources ............         9,200     $   334,075
                                                        -----------
  TOTAL CREDIT SENSITIVE ............                     4,717,442
                                                        -----------
DIVERSIFIED (1.6%)
MISCELLANEOUS (1.6%)
ACX Technologies, Inc.* .............        10,500         228,375
Walter Industries, Inc.* ............        10,700         202,631
                                                        -----------
  TOTAL DIVERSIFIED .................                       431,006
                                                        -----------
ENERGY (4.8%)
OIL--DOMESTIC (2.5%)
Barrett Resources Corp.* ............         9,200         344,425
Devon Energy Corp. ..................         9,500         331,906
                                                        -----------
                                                            676,331
                                                        -----------
OIL--INTERNATIONAL (2.3%)
Helmerich & Payne, Inc. .............        11,600         258,100
Vintage Petroleum, Inc. .............        19,000         358,625
                                                        -----------
                                                            616,725
                                                        -----------
  TOTAL ENERGY ......................                     1,293,056
                                                        -----------
TECHNOLOGY (9.2%)
OFFICE EQUIPMENT (1.4%)
Komag, Inc.* ........................        25,200         134,663
Wang Laboratories, Inc.* ............         9,800         249,288
                                                        -----------
                                                            383,951
                                                        -----------
OFFICE EQUIPMENT SERVICES (3.3%)
Bell & Howell Co.* ..................        12,500         322,656
Data General Corp.* .................        14,500         216,594
Stratus Computer, Inc.* .............         7,700         194,906
Tuboscope, Inc.* ....................         7,300         144,175
                                                        -----------
                                                            878,331
                                                        -----------
TELECOMMUNICATIONS (4.5%)
Allen Telecommunications, Inc.*              22,800         265,050
Electronics for Imaging, Inc.* ......         8,200         173,225
Kemet Corp.* ........................        13,700         180,241
Oak Industries, Inc.* ...............         8,300         293,613
Vanguard Cellular Systems,
  Class A* ..........................        15,300         288,777
                                                        -----------
                                                          1,200,906
                                                        -----------
  TOTAL TECHNOLOGY ..................                     2,463,188
                                                        -----------
  TOTAL COMMON STOCKS (96.4%)
     (Cost $26,960,156) .............                    25,863,771
                                                        -----------
                                         PRINCIPAL
                                           AMOUNT
                                          ---------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.2%)
U.S. Treasury Bill 10/15/98
  (Amortized Cost $2,744,037) .......   $2,785,000        2,743,916
                                                        -----------
TOTAL INVESTMENTS (106.6%)
  (Cost/Amortized Cost
  $29,704,193).......................                    28,607,687
OTHER ASSETS
  LESS LIABILITIES (-6.6%) ..........                    (1,780,013)
                                                        -----------
NET ASSETS (100%) ...................                   $26,827,674
                                                        ===========

----------
*     Non-income producing

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $27,649,728
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        816,623

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $    869,792
Aggregate gross unrealized depreciation ..........      (1,966,298)
                                                      ------------
Net unrealized (depreciation) ....................    $ (1,096,506)
                                                      ============
Federal income tax cost of investments ...........    $ 29,704,193
                                                      ============

At June 30, 1998, the Portfolio had loaned securities with a total value of $1,927,628, which was secured by collateral valued at $1,992,400.


For the six months ended June 30, 1998 the Portfolio incurred approximately $150 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)


Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with fifteen diversified series portfolios and three non-diversified series portfolios (each a "Portfolio"). The diversified Portfolios include the Merrill Lynch Basic Value Equity Portfolio which commenced operations on May 1, 1997, MFS Emerging Growth Companies Portfolio which commenced operations on May 1, 1997, MFS Research Portfolio which commenced operations on May 1, 1997, EQ/Putnam Balanced Portfolio which commenced operations on May 1, 1997, EQ/Putnam Growth & Income Value Portfolio which commenced operations on May 1, 1997, EQ/Putnam International Equity Portfolio which commenced operations on May 1, 1997, EQ/Putnam Investors Growth Portfolio which commenced operations on May 1, 1997, T. Rowe Price Equity Income Portfolio which commenced operations on May 1, 1997, T. Rowe Price International Stock Portfolio which commenced operations on May 1, 1997, Warburg Pincus Small Company Value Portfolio which commenced operations on May 1, 1997, BT Equity 500 Index Portfolio which received initial capital on December 31, 1997, BT International Equity Index Portfolio which received initial capital on December 31, 1997, BT Small Company Index Portfolio which received initial capital on December 31, 1997, JPM Core Bond Portfolio which received initial capital on December 31, 1997 and the Lazard Large Cap Value Portfolio which received initial capital on December 31, 1997. The non-diversified Portfolios include the Merrill Lynch World Strategy Portfolio which commenced operations on May 1, 1997, Morgan Stanley Emerging Markets Equity Portfolio which commenced operations on August 20th, 1997 and the Lazard Small Cap Value Portfolio which received initial capital on December 31, 1997. The Portfolios that received initial capital on December 31, 1997, commenced operations on January 1, 1998.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the period ended June 30, 1998, the Trust only had Class IB shares outstanding. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated.

     The investment objectives and certain investment policies of each Portfolio are as follows:

     Merrill Lynch Basic Value Equity Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- Capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser (as defined below) of the Portfolio believes are undervalued and therefore represent basic investment value.

     Merrill Lynch World Strategy Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- High total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of United States and foreign issuers.

     MFS Emerging Growth Companies Portfolio (advised by Massachusetts Financial Services Co.) -- Long term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective. The Portfolio invests primarily in common stocks of emerging growth companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises.

     MFS Research Portfolio (advised by Massachusetts Financial Services Co.) -- Long-term growth of capital and future income, by investing a substantial portion of its assets in common stock or securities convertible into common stock of companies believed by the Adviser to possess better than average prospects for long-term growth.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


     EQ/Putnam Balanced Portfolio (advised by Putnam Investment Management, Inc.) -- Balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, Inc.) -- Capital growth. Current income is a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth and may, consistent with the Portfolio's investment objective, invest in common stocks that offer potential for current income.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, Inc.) -- Capital appreciation. The Portfolio is designed for investors seeking capital appreciation primarily through a diversified portfolio of equity securities of companies organized under the laws of a country other than the United States.

     EQ/Putnam Investors Growth Portfolio (advised by Putnam Investment Management, Inc.) -- Long-term growth of capital and any increased income that results from this growth, by investing primarily in common stocks that the Adviser believes afford the best opportunity for long-term capital growth.

     T. Rowe Price Equity Income Portfolio (advised by T. Rowe Price Associates, Inc.) -- Substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

     T. Rowe Price International Stock Portfolio (advised by Rowe Price-Fleming International, Inc.) -- Long-term growth of capital through investment primarily in common stocks of established non-United States companies.

     Warburg Pincus Small Company Value Portfolio (advised by Warburg Pincus Asset Management, Inc.) -- Long-term capital appreciation. The Portfolio invests primarily in equity securities of small capitalization companies (i.e. companies having market capitalizations of $1 billion or less at the time of initial purchase) that the Adviser considers to be relatively undervalued.

     Morgan Stanley Emerging Markets Equity Portfolio (advised by Morgan Stanley Asset Management, Inc.) -- Long-term capital appreciation. In pursuing its investment objective, the Adviser focuses on issuers in emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

     BT Equity 500 Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") by allocating the Portfolio's investment among common stocks included in the S&P 500 in approximately the same proportions as they are represented in the S&P 500, beginning with the heaviest weighted stocks that make up a larger portion of the S&P 500's value.

     BT International Equity Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index") by investing in a statistically selected sample of the securities of companies included in the EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time.

     BT Small Company Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Small Stock Index ("Russell 2000 Index") by investing in a statistically selected sample of the 2,000 stocks included in the Russell 2000 Index.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


     JPM Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- High total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances, all of the Portfolio's assets will, at the time of purchase, consist of investment grade securities rated BBB or better by Standard & Poor's Rating Service or Baa or better by Moody's Investors Service, Inc. or unrated securities of comparable quality.

     Lazard Large Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of companies with relatively large market capitalizations (i.e., companies having market capitalizations of at least $1 billion at the time of initial purchase) that appear to the Adviser to be inexpensively priced relative to the return on total capital or equity.

     Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price on the primary exchange for such securities or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value as determined in good faith by the Board of Trustees.

     Long-term corporate bonds are valued at a price obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted bid prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted bid prices from the primary exchange in the currency of the country of origin.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


     Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value as determined in good faith by the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold.

     Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust not attributable to a single Portfolio are charged to each Portfolio in proportion to the average net assets of each Portfolio. Equitable pays substantially all operating expenses on behalf of the Trust for which Equitable is then reimbursed by the Trust.

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities -- at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


tax treatments for deferred organization costs, foreign currency transactions, post-October losses, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddled transactions. In addition, each Portfolio will comply with the investment diversification requirements of Subchapter L of the Code applicable to segregated asset accounts.

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the initial twelve Portfolios and are deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the BT Equity 500 Index Portfolio, BT International Equity Index Portfolio, BT Small Company Index Portfolio, JPM Core Bond Portfolio, Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank Chase Manhattan Bank, N.A. ("Chase") acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. Chase invests the cash collateral and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 1998, the cash collateral received by each Portfolio for securities loaned was invested by Chase in short-term instruments in which each Portfolio has a pro rata interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Each Portfolio, except for the Merrill Lynch Basic Value Equity Portfolio and the Merrill Lynch World Strategy Portfolio, may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     All Portfolios (except for the MFS Research Portfolio and the Lazard Small Cap Value Portfolio) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Each of the Portfolios (except for the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


Large Cap Value Portfolio and Lazard Small Cap Value Portfolio) may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Forward Foreign Currency Exchange
Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Each Portfolio (with the exception of the MFS Research Portfolio, the Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio) may buy or sell futures contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt. During the period the futures contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Each of the Portfolios (except the BT Equity 500 Index Portfolio, BT Small Company Index Portfolio and Lazard Small Cap Value Portfolio) may purchase foreign currency on a spot (or cash) basis. In addition, each of the Portfolios (except the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio) may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


currency transactions. The Advisers, as defined below, may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Swaps:

     The Morgan Stanley Emerging Markets Equity Portfolio, JPM Core Bond Portfolio and BT International Equity Index Portfolio may each invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.

Limitations on Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the forward commitments or forward foreign currency exchange contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with EQ Financial Consultants, Inc. (the "Manager"), an indirect wholly-owned subsidiary of Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreement, the Manager will receive an annual fee as a percentage of average daily net assets, for each of the Portfolios, calculated daily and payable quarterly as follows:
The fee is calculated based on an annual rate of:

        0.25% OF AVERAGE DAILY NET ASSETS OF THE
         BT Equity 500 Index Portfolio
         BT Small Company Index Portfolio
        0.35% OF AVERAGE DAILY NET ASSETS OF THE
         BT International Equity Index Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


        0.45% OF AVERAGE DAILY NET ASSETS OF THE
         JPM Core Bond Portfolio
        0.55% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch Basic Value Equity Portfolio
         MFS Emerging Growth Companies Portfolio
         MFS Research Portfolio
         EQ/Putnam Balanced Portfolio
         EQ/Putnam Growth & Income Value Portfolio
         EQ/Putnam Investors Growth Portfolio
         T. Rowe Price Equity Income Portfolio
         Lazard Large Cap Value Portfolio
        0.65% OF AVERAGE DAILY NET ASSETS OF THE
         Warburg Pincus Small Company Value Portfolio
        0.70% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch World Strategy Portfolio
         EQ/Putnam International Equity Portfolio
        0.75% OF AVERAGE DAILY NET ASSETS OF THE
         T. Rowe Price International Stock Portfolio
        0.80% OF AVERAGE DAILY NET ASSETS OF THE
         Lazard Small Cap Value Portfolio
        1.15% OF AVERAGE DAILY NET ASSETS OF THE
         Morgan Stanley Emerging Markets Equity Portfolio

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     The Trust has entered into an administrative agreement with Chase Global Funds Services Company ("Chase Global"), a corporate affiliate of The Chase Manhattan Bank, N.A. ("Chase"), pursuant to which Chase Global provides certain fund accounting, compliance and administrative services to the Trust. For such services, Chase Global receives compensation at the annual rate of 0.0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion Chase Global receives: 0.0425 of 1% of the next $500 million of the total Trust assets; 0.035 of 1% of the next $2.0 billion of the total Trust assets; 0.025 of 1% of the next $1.0 billion of the total Trust assets; 0.015 of 1% of the next $2.5 billion of the total Trust assets; and 0.01 of 1% of the total Trust assets in excess of $8.0 billion; except that the annual fee payable to Chase Global with respect to any Portfolio which commences operation after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the rate of 0.0525 of 1% of the Portfolio's total assets plus $25,000. Certain officers of the Trust are also officers of Chase Global.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Chase serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plan

     The Trust has entered into distribution agreements with the Manager and Equitable Distributors, Inc. ("EDI"), an indirect wholly-owned subsidiary of Equitable (collectively, the "Distributors"), pursuant to which the Distributors will serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares will not be subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of the Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of each Portfolio are limited to:

        0.30% OF AVERAGE DAILY NET ASSETS OF THE
         BT Equity 500 Index Portfolio
        0.35% OF AVERAGE DAILY NET ASSETS OF THE
         BT Small Company Index Portfolio
        0.55% OF AVERAGE DAILY NET ASSETS OF THE
         BT International Equity Index Portfolio
         JPM Core Bond Portfolio
        0.60% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch Basic Value Equity Portfolio
         MFS Emerging Growth Companies Portfolio
         MFS Research Portfolio
         EQ/Putnam Growth & Income Value Portfolio
         EQ/Putnam Investors Growth Portfolio
         T. Rowe Price Equity Income Portfolio
        0.65% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Putnam Balanced Portfolio
         Lazard Large Cap Value Portfolio
        0.75% OF AVERAGE DAILY NET ASSETS OF THE
         Warburg Pincus Small Company Value Portfolio
        0.95% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch World Strategy Portfolio
         EQ/Putnam International Equity Portfolio
         T. Rowe Price International Stock Portfolio
         Lazard Small Cap Value Portfolio
        1.50% OF AVERAGE DAILY NET ASSETS OF THE
         Morgan Stanley Emerging Markets Equity Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1998 (Unaudited)


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. At June 30, 1998, under the Expense Limitation Agreement, the total amount reimbursable to the Manager, which includes waivers of investment management fees and reimbursements from the Manager, was $4,166,090.


Note 7 Trustees Deferred Compensation Plan


     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS


MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.58           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.06              0.06
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         1.55              1.64
                                                                                              --------           -------
 Total from investment operations ........................................................        1.61              1.70
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.06)
 Distributions from realized gains .......................................................          --             (0.05)
 Distributions in excess of realized gains ...............................................          --             (0.01)
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --             (0.12)
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  13.19           $ 11.58
                                                                                              ========           =======
Total return (b) .........................................................................       13.90%            16.99%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $125,706           $49,495
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.05%             1.89%
Ratio of net investment income to average net assets after waivers (a) ...................        1.37%             1.91%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.17%             0.87%
Portfolio turnover rate ..................................................................          40%               25%
Average commission rate paid .............................................................    $ 0.0582           $0.0566
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.03

MERRILL LYNCH WORLD STRATEGY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................     $ 10.31           $ 10.00
                                                                                               -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.09              0.08
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.81              0.39
                                                                                               -------           -------
 Total from investment operations ........................................................        0.90              0.47
                                                                                               -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.05)
 Distributions in excess of realized gains ...............................................          --             (0.11)
                                                                                               -------           -------
 Total dividends and distributions .......................................................          --             (0.16)
                                                                                               -------           -------
Net asset value, end of period ...........................................................     $ 11.21           $ 10.31
                                                                                               =======           =======
Total return (b) .........................................................................        8.73%             4.70%
                                                                                               =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $28,526           $18,210
Ratio of expenses to average net assets after waivers (a) ................................        1.20%             1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.53%             3.05%
Ratio of net investment income to average net assets after waivers (a) ...................        2.06%             1.89%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.73%             0.04%
Portfolio turnover rate ..................................................................          45%               58%
Average commission rate paid .............................................................     $0.0481           $0.0299
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $  0.01           $  0.08

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS EMERGING GROWTH COMPANIES PORTFOLIO:


                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.92          $ 10.00
                                                                                              --------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ............................................................       (0.01)            0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         2.59             2.21
                                                                                              --------          -------
 Total from investment operations ........................................................        2.58             2.23
                                                                                              --------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --            (0.02)
 Distributions from realized gains .......................................................          --            (0.18)
 Distributions in excess of realized gains ...............................................          --            (0.11)
                                                                                              --------          -------
 Total dividends and distributions .......................................................          --            (0.31)
                                                                                              --------          -------
Net asset value, end of period ...........................................................    $  14.50          $ 11.92
                                                                                              ========          =======
Total return (b) .........................................................................       21.64%           22.42%
                                                                                              ========          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $259,338          $99,317
Ratio of expenses to average net assets after waivers (a) ................................        0.85%            0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.04%            1.82%
Ratio of net investment income to average net assets after waivers (a) ...................       (0.26)%           0.61%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........       (0.45)%          (0.36)%
Portfolio turnover rate ..................................................................          28%             116%
Average commission rate paid .............................................................    $ 0.0518          $0.0422
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01          $  0.04

MFS RESEARCH PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.48          $  10.00
                                                                                              --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.02              0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         2.19              1.58
                                                                                              --------          --------
 Total from investment operations ........................................................        2.21              1.60
                                                                                              --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.02)
 Distributions from realized gains .......................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.09)
                                                                                              --------          --------
 Total dividends and distributions .......................................................          --             (0.12)
                                                                                              --------          --------
Net asset value, end of period ...........................................................    $  13.69          $  11.48
                                                                                              ========          ========
Total return (b) .........................................................................       19.25%            16.07%
                                                                                              ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $255,909          $114,754
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.04%             1.78%
Ratio of net investment income to average net assets after waivers (a) ...................        0.47%             0.65%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        0.28%            (0.28)%
Portfolio turnover rate ..................................................................          31%               51%
Average commission rate paid .............................................................    $ 0.0541          $ 0.0471
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01          $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM BALANCED PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................     $ 11.21           $ 10.00
                                                                                               -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.13              0.14
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.77              1.30
                                                                                               -------           -------
 Total from investment operations ........................................................        0.90              1.44
                                                                                               -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.13)
 Dividends in excess of net investment income ............................................          --             (0.01)
 Distributions from realized gains .......................................................          --             (0.09)
                                                                                               -------           -------
 Total dividends and distributions .......................................................          --             (0.23)
                                                                                               -------           -------
Net asset value, end of period ...........................................................     $ 12.11           $ 11.21
                                                                                               =======           =======
Total return (b) .........................................................................        8.03%            14.38%
                                                                                               =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $51,895           $25,854
Ratio of expenses to average net assets after waivers (a) ................................        0.90%             0.90%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.24%             2.55%
Ratio of net investment income to average net assets after waivers (a) ...................        2.97%             3.19%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        2.63%             1.54%
Portfolio turnover rate ..................................................................          65%              117%
Average commission rate paid .............................................................     $0.0397           $0.0346
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $  0.02           $  0.07

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:


                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.52          $  10.00
                                                                                              --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.06              0.06
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.89              1.56
                                                                                              --------          --------
 Total from investment operations ........................................................        0.95              1.62
                                                                                              --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.06)
 Distributions from realized gains .......................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.03)
                                                                                              --------          --------
 Total dividends and distributions .......................................................          --             (0.10)
                                                                                              --------          --------
Net asset value, end of period ...........................................................    $  12.47          $  11.52
                                                                                              ========          ========
Total return (b) .........................................................................        8.25%            16.23%
                                                                                              ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $321,485          $150,260
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.05%             1.75%
Ratio of net investment income to average net assets after waivers (a) ...................        1.27%             1.67%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.07%             0.77%
Portfolio turnover rate ..................................................................          41%               61%
Average commission rate paid .............................................................    $ 0.0398          $ 0.0376
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01          $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  10.89           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.08              0.03
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         2.10              0.93
                                                                                              --------           -------
 Total from investment operations ........................................................        2.18              0.96
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.02)
 Distributions from realized gains .......................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.04)
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --             (0.07)
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  13.07           $ 10.89
                                                                                              ========           =======
Total return (b) .........................................................................       20.02%             9.58%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $103,448           $55,178
Ratio of expenses to average net assets after waivers (a) ................................        1.20%             1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.43%             2.53%
Ratio of net investment income to average net assets after waivers (a) ...................        1.71%             0.74%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.48%            (0.59)%
Portfolio turnover rate ..................................................................          48%               43%
Average commission rate paid .............................................................    $ 0.0193           $0.0153
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.05

EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $ 12.33          $ 10.00
                                                                                              -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................       0.01             0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        2.77             2.45
                                                                                              -------          -------
 Total from investment operations ........................................................       2.78             2.47
                                                                                              -------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................         --            (0.03)
 Distributions from realized gains .......................................................         --            (0.04)
 Distributions in excess of realized gains ...............................................         --            (0.07)
                                                                                              -------          -------
 Total dividends and distributions .......................................................         --            (0.14)
                                                                                              -------          -------
Net asset value, end of period ...........................................................    $ 15.11          $ 12.33
                                                                                              =======          =======
Total return (b) .........................................................................      22.55%           24.70%
                                                                                              =======          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $95,503          $39,695
Ratio of expenses to average net assets after waivers (a) ................................       0.85%            0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................       1.08%            2.13%
Ratio of net investment income to average net assets after waivers (a) ...................       0.20%            0.58%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........      (0.03)%          (0.70)%
Portfolio turnover rate ..................................................................         22%              47%
Average commission rate paid .............................................................    $0.0388          $0.0338
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $  0.01          $  0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE EQUITY INCOME PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  12.08           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.11              0.10
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.65              2.11
                                                                                              --------           -------
 Total from investment operations ........................................................        0.76              2.21
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.09)
 Distributions from realized gains .......................................................          --             (0.04)
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --             (0.13)
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  12.84           $ 12.08
                                                                                              ========           =======
Total return (b) .........................................................................        6.29%            22.11%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $199,678           $99,947
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.04%             1.74%
Ratio of net investment income to average net assets after waivers (a) ...................        2.20%             2.49%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        2.01%             1.60%
Portfolio turnover rate ..................................................................           9%                9%
Average commission rate paid .............................................................    $ 0.0304           $0.0293
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.03

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:



                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $   9.85           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.06              0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         1.19             (0.17)
                                                                                              --------           -------
 Total from investment operations ........................................................        1.25             (0.15)
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends in excess of net investment income ............................................          --                --
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --                --
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  11.10           $  9.85
                                                                                              ========           =======
Total return (b) .........................................................................       12.69%            (1.49)%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $115,053           $69,572
Ratio of expenses to average net assets after waivers (a) ................................        1.20%             1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.41%             2.56%
Ratio of net investment income to average net assets after waivers (a) ...................        1.43%             0.45%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.22%            (0.91)%
Portfolio turnover rate ..................................................................          13%               17%
Average commission rate paid .............................................................    $ 0.0115           $0.0034
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.85          $  10.00
                                                                                              --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.02              0.01
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.77              1.90
                                                                                              --------          --------
 Total from investment operations ........................................................        0.79              1.91
                                                                                              --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.05)
                                                                                              --------          --------
 Total dividends and distributions .......................................................          --             (0.06)
                                                                                              --------          --------
Net asset value, end of period ...........................................................    $  12.64          $  11.85
                                                                                              ========          ========
Total return (b) .........................................................................        6.67%            19.15%
                                                                                              ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $181,001          $120,880
Ratio of expenses to average net assets after waivers (a) ................................        1.00%             1.00%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.12%             1.70%
Ratio of net investment income to average net assets after waivers (a) ...................        0.33%             0.26%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        0.21%            (0.44)%
Portfolio turnover rate ..................................................................          49%               44%
Average commission rate paid .............................................................     $0.0552          $ 0.0545
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $  0.01          $   0.03

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED       AUGUST 20, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  7.96           $ 10.00
                                                                                              -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................       0.02              0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       (1.51)            (2.06)
                                                                                              -------           -------
 Total from investment operations ........................................................      (1.49)            (2.02)
                                                                                              -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................         --             (0.02)
                                                                                              -------           -------
 Total dividends and distributions .......................................................         --             (0.02)
                                                                                              -------           -------
Net asset value, end of period ...........................................................    $  6.47           $  7.96
                                                                                              =======           =======
Total return (b) .........................................................................     (18.72)%          (20.16)%
                                                                                              =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $33,982           $21,433
Ratio of expenses to average net assets after waivers (a) ................................       1.75%             1.75%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................       2.32%             2.61%
Ratio of net investment income to average net assets after waivers (a) ...................       1.00%             1.96%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........       0.43%             1.10%
Portfolio turnover rate ..................................................................         33%               25%
Average commission rate paid .............................................................    $0.0012           $0.0011
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $  0.01           $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT EQUITY 500 INDEX PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           1.43
                                                                                                 -------
 Total from investment operations ........................................................          1.47
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 11.47
                                                                                                 =======
Total return (b) .........................................................................         14.70%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $83,185
Ratio of expenses to average net assets after waivers (a) ................................          0.55%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          0.89%
Ratio of net investment income to average net assets after waivers (a) ...................          1.49%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          1.15%
Portfolio turnover rate ..................................................................             0%
Average commission rate paid .............................................................       $0.0311
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

BT INTERNATIONAL EQUITY INDEX PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.09
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           1.49
                                                                                                 -------
 Total from investment operations ........................................................          1.58
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 11.58
                                                                                                 =======
Total return (b) .........................................................................         15.80%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $29,098
Ratio of expenses to average net assets after waivers (a) ................................          0.80%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.27%
Ratio of net investment income to average net assets after waivers (a) ...................          2.18%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          1.71%
Portfolio turnover rate ..................................................................             1%
Average commission rate paid .............................................................       $0.0171
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT SMALL COMPANY INDEX PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................      $ 10.00
                                                                                                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.41
                                                                                                -------
 Total from investment operations ........................................................         0.45
                                                                                                -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --
                                                                                                -------
 Total dividends and distributions .......................................................           --
                                                                                                -------
Net asset value, end of period ...........................................................      $ 10.45
                                                                                                =======
Total return (b) .........................................................................         4.50%
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................      $19,826
Ratio of expenses to average net assets after waivers (a) ................................         0.60%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................         1.72%
Ratio of net investment income to average net assets after waivers (a) ...................         1.16%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........         0.04%
Portfolio turnover rate ..................................................................           28%
Average commission rate paid .............................................................      $0.0211
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................      $  0.04

JPM CORE BOND PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.13
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           0.26
                                                                                                 -------
 Total from investment operations ........................................................          0.39
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 10.39
                                                                                                 =======
Total return (b) .........................................................................          3.90%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $29,128
Ratio of expenses to average net assets after waivers (a) ................................          0.80%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.18%
Ratio of net investment income to average net assets after waivers (a) ...................          5.02%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          4.64%
Portfolio turnover rate ..................................................................           309%
Average commission rate paid .............................................................       $0.0011
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)

LAZARD LARGE CAP VALUE PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.03
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           1.21
                                                                                                 -------
 Total from investment operations ........................................................          1.24
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 11.24
                                                                                                 =======
Total return (b) .........................................................................         12.40%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $28,073
Ratio of expenses to average net assets after waivers (a) ................................          0.90%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.45%
Ratio of net investment income to average net assets after waivers (a) ...................          1.55%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          1.00%
Portfolio turnover rate ..................................................................            18%
Average commission rate paid .............................................................       $0.0326
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

LAZARD SMALL CAP VALUE PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.01
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           0.04
                                                                                                 -------
 Total from investment operations ........................................................          0.05
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 10.05
                                                                                                 =======
Total return (b) .........................................................................          0.50%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $26,828
Ratio of expenses to average net assets after waivers (a) ................................          1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.63%
Ratio of net investment income to average net assets after waivers (a) ...................          0.49%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          0.06%
Portfolio turnover rate ..................................................................             7%
Average commission rate paid .............................................................       $0.0358
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.
(a)   Annualized.
(b)   Total return is not annualized.